          As filed with the Securities and Exchange Commission on April 29, 2005
                                                      Registration No. 333-70850


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
 (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 2 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on ____________ , 2005 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
 Part A                                 Caption in Prospectus
 ------                                 ---------------------
1..............  Cover Page

2..............  Appendix A: Special Terms

3..............  Summary

4..............  Appendix B: Table of Accumulation Values

5..............  General Information about Us, The Variable Account, the Portfolio

6..............  Charges and Deductions;  Withdrawal Charges; Reduction or
                  Elimination of Withdrawal Charges; Administration Fees; Mortality and
                  Expense Risks Charge; Taxes; Expenses of Distributing the Contract

7..............  Accumulation Period Provisions; Company Approval; Purchase Payments;
                  Accumulation Units; Net Investment Factor; Transfers Among Investment
                  Options; Telephone Transactions; Special Transfer Services - Dollar
                  Cost Averaging; Asset Rebalancing Program; Withdrawals; Special
                  Withdrawal Services - the Income Plan; Contract Owner Inquiries;
                  Other Contract Provisions; Ownership; Beneficiary; Modification

8..............  Pay Out Period Provisions; General; Annuity Options; Determination
                  of Amount of the First Variable Annuity Benefit Payment; Annuity
                  Units and the Determination of Subsequent Variable Annuity Benefit
                  Payments; Transfers During the Pay Out During the Pay Out Period

9..............  Accumulation Period  Provisions; Death Benefit During the Accumulation
                  Period; Pay Out Period Provisions; Death Benefit Period

10.............  Accumulation Period Provisions; Purchase Payments; Accumulation  Units;
                  Value of Accumulation Units; Net Investment Factor; Distribution of
                  Contracts

11.............  Withdrawals; Restrictions under the Texas Optional Retirement  Program;
                  Accumulation Period Provisions; Purchase Payments; Other Contract
                  Provisions; Ten Day Right to Review

12.............  Federal Tax Matters; Introduction; Taxation of Annuities in General;
                  Diversification Requirements; Qualified Retirement Plans; Appendix G:
                  Qualified Plan Types

13.............  Legal Proceedings

14.............  Statement of Additional Information - Table of Contents

Part B ........  Caption in Statement of Additional Information

15.............  Cover Page

16.............  Table of Contents

17.............  General Information and History.

18.............  Services-Independent Auditors, Services-Servicing Agent

19.............  Not Applicable

20.............  Services - Principal Underwriter

21.............  Performance Data

22.............  Not Applicable

23.............  Financial Statements

                                         PART A

                          INFORMATION REQUIRED IN A PROSPECTUS

                                       VERSION I
                                     "VENTURE III"

     ANNUITY SERVICE OFFICE                            MAILING ADDRESS
        601 Congress St.                            Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
 (617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                         Prospectus dated May 2, 2005
                                for interests in
        John Hancock Life Insurance Company (U.S.A.) Separate Account H*


                       Interests are made available under

                         VENTURE III VARIABLE ANNUITY

           a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*


Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 77 variable investment options.



Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
Overseas Equity
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth - Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above, by telephoning (800) 344-1029, or by visiting our website listed above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.


*BEFORE JANUARY 1, 2005, WE WERE KNOWN AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)" AND WE REFERRED TO THE VARIABLE ACCOUNT AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H."

In this Prospectus, we refer to the issuer of the contract as "JOHN HANCOCK USA," "WE," "US," "OUR," OR "THE COMPANY." Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT").

                                TABLE OF CONTENTS


SUMMARY....................................................................................    4
  FEE TABLES...............................................................................    7
  Examples.................................................................................   12
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS......................   14
    John Hancock USA.......................................................................   14
    The Variable Account...................................................................   14
    The Portfolios.........................................................................   15
DESCRIPTION OF THE CONTRACT................................................................   24
  Eligible Plans...........................................................................   24
  Accumulation Period Provisions...........................................................   24
    Purchase Payments......................................................................   24
    Accumulation Units.....................................................................   25
    Value of Accumulation Units............................................................   25
    Net Investment Factor..................................................................   25
    Accumulation Period Provisions:........................................................   26
    Maximum Number of Investment Options...................................................   27
    Telephone and ElectronicTransactions...................................................   27
    Special Transfer Services - Dollar Cost Averaging......................................   28
    Asset Rebalancing Program..............................................................   28
    Withdrawals............................................................................   28
    Special Withdrawal Services - The Income Plan..........................................   29
    Death Benefit During Accumulation Period...............................................   30
  Pay-out Period Provisions................................................................   31
    General................................................................................   31
    Annuity Options........................................................................   32
    Determination of Amount of the First Variable Annuity Benefit Payment..................   33
    Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments....   33
    Transfers During Pay-out Period........................................................   34
    Death Benefit During Pay-out Period....................................................   34
  Other Contract Provisions................................................................   34
    Right to Review........................................................................   34
    Ownership..............................................................................   34
    Annuitant..............................................................................   35
    Beneficiary............................................................................   35
    Modification...........................................................................   35
    Our Approval...........................................................................   35
    Misstatement and Proof of Age, Sex or Survival.........................................   35
  Fixed Account Investment Option..........................................................   36
  Optional Benefits........................................................................   37
    Principal Plus.........................................................................   37
    Annual Step Death Benefit..............................................................   45
    Guaranteed Earnings Multiplier.........................................................   46
CHARGES AND DEDUCTIONS.....................................................................   47
    Withdrawal Charges.....................................................................   47
    Administration Fee.....................................................................   48
    Distribution Fee.......................................................................   48
    Mortality and Expense Risks Charge.....................................................   48
    Reduction or Elimination of Charges and Deductions.....................................   49
    Taxes..................................................................................   49
FEDERAL TAX MATTERS........................................................................   50
  Introduction.............................................................................   50
  Our Tax Status...........................................................................   50
  Taxation of Annuities in General.........................................................   50
    Tax Deferral During Accumulation Period................................................   50
    Taxation of Partial and Full Withdrawals...............................................   52
    Taxation of Annuity Benefit Payments...................................................   52
    Taxation of Death Benefit Proceeds.....................................................   53
    Penalty Tax on Premature Distributions.................................................   53
    Aggregation of Contracts...............................................................   53
  Qualified Retirement Plans...............................................................   54
    Direct Rollovers.......................................................................   55
    Loans..................................................................................   55
  FEDERAL INCOME TAX WITHHOLDING...........................................................   56
    SPECIAL CONSIDERATIONS FOR PUERTO RICO ANNUITY CONTRACTS...............................   56
GENERAL MATTERS............................................................................   56
    Asset Allocation Services..............................................................   56
    Restrictions Under the Texas Optional Retirement Program...............................   57
    Distribution of Contracts..............................................................   57
    Contract Owner Inquiries...............................................................   58
    Confirmation Statements................................................................   58
    Legal Proceedings......................................................................   58
    Voting Interest........................................................................   58
    Reinsurance Arrangements...............................................................   59
APPENDIX A: Special Terms..................................................................  A-1
APPENDIX B: Examples of Calculation of Withdrawal Charge...................................  B-1
APPENDIX C: State Premium Taxes............................................................  C-1
APPENDIX D: Qualified Plan Types...........................................................  D-1
APPENDIX E: Prior Contracts................................................................  E-1
APPENDIX U: Tables of Accumulation Unit Values.............................................  U-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY............................................................    3
ACCUMULATION UNIT VALUE TABLES.............................................................    3
SERVICES...................................................................................    3
       Independent Auditors................................................................    3
       Servicing Agent.....................................................................    3
       Principal Underwriter...............................................................    3
APPENDIX A: ACCUMULATION UNIT VALUE TABLES.................................................  A-1
APPENDIX B: AUDITED FINANCIAL STATEMENTS...................................................  B-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options. Each Variable Account investment option is a sub-account of the Variable Account which in the case of John Hancock Trust (the "TRUST") (formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the Prospectus of the portfolios. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.




Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.

FIXED. UNDER A FIXED ACCOUNT INVESTMENT OPTION, WE GUARANTEE THE PRINCIPAL VALUE OF PURCHASE PAYMENTS AND THE RATE OF INTEREST CREDITED TO THE INVESTMENT ACCOUNT FOR THE TERM OF ANY GUARANTEE PERIOD WE MAY THEN MAKE AVAILABLE. FIXED ACCOUNT INVESTMENT OPTIONS ARE NOT AVAILABLE IN THE STATE OF WASHINGTON AND MAY NOT BE AVAILABLE IN CERTAIN OTHER STATES.

SUBJECT TO CERTAIN REGULATORY LIMITATIONS, WE MAY RESTRICT PAYMENTS AND TRANSFERS TO A FIXED ACCOUNT INVESTMENT OPTION IF THE GUARANTEED INTEREST RATE IN EFFECT IS EQUAL TO 3%.


TRANSFERS. During the accumulation period, you may transfer your contract values among investment options without charge, subject to certain restrictions described under "TRANSFERS AMONG

INVESTMENT OPTIONS". During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from variable account options to a fixed account option or from a fixed account option to variable account options are not permitted.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office at the address or phone number included in this prospectus. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon death of an owner, the surviving contract owner will be deemed the beneficiary. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.




ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

RIGHT TO REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it or such other period as required by law. This period may vary by state and age of owner at issue.

Currently Offered Optional Benefits. For the additional charge shown in the Fee Tables, you may elect some or all of the following optional benefit riders when you purchase a Venture contract (availability may vary by state):

      - Principal Plus. Under the Principal Plus rider ("Principal Plus"), we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your contract value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals. In the Prospectus, we refer to the overall amount we guarantee under Principal Plus as the "Guaranteed Withdrawal Benefit," "GWB" or "adjusted GWB." We refer to the guaranteed amount that you may withdraw each year as the "Guaranteed Withdrawal Amount" or "GWA." The initial GWB equals your purchase payment(s) for the contract and the initial GWA equals 5% of the initial payment(s). IF YOU ELECT TO PURCHASE PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

            Principal Plus is available only at contract issue and cannot be revoked once elected. Principal Plus is not available for qualified contracts if you (or any joint owner) are over age 80. For a full description of Principal Plus, including details on available investment options, benefits and limitations, see "OPTIONAL BENEFITS."

      - Annual Step Death Benefit. Under the Annual Step Death Benefit rider ("Annual Step Death Benefit"), we guarantee a minimum death benefit up to the Maturity Date based on the contract's highest "Anniversary Value" that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step Benefit is available only at contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit rider, however, if you (or any joint owner) are over age 80.

      - Guaranteed Earnings Multiplier. Under the Guaranteed Earnings Multiplier rider ("GEM"), we guarantee that upon the death of any contract owner prior to the maturity date, we will increase the death benefit otherwise payable under the contract by a percentage of earnings, up to a maximum amount. Under GEM, we increase the death benefit by 40% of the appreciation in the contract value upon the death of any contract owner if you (and every joint owner) are less than 70 years old when we issue a contract, and by 25% of the appreciation in the contract value if you (or any joint owner) is 70 or older at issue. We reduce the "appreciation in the contract value" proportionally in connection with partial withdrawals of contract value and, in the case of certain qualified contracts, by the amount of any unpaid loans under a contract. GEM is available only at contract issue and cannot be revoked once elected.

Previously Offered Optional Benefits. Although this Prospectus principally describes the VENTURE III contract and our currently offered optional benefits, it also provides information about the following optional benefit riders that we previously made available:

      - Guaranteed Retirement Income Programs. We offered one version ("GRIP II") between July, 2001 and May, 2003; and a second version ("GRIP III") between May, 2003 and May, 2004 (beginning and end dates may vary by state). These optional benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base our guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the riders. The GRIP riders were available only at contract issue. It cannot be revoked if you elected it.

      - Triple Protection Death Benefit. We offered the Triple Protection Death Benefit rider ("T-PRO") between December, 2003 and December, 2004. T-PRO provides a guaranteed death benefit amount ("T PRO Death Benefit"), which can be increased or decreased as provided in the rider. The T-PRO Death Benefit replaces any other death benefit under the contract. The T-PRO rider was available only at contract issue. It cannot be revoked if you elected it. Once T-PRO is elected, the owner may only be changed to an individual who is the same age or younger than the oldest current owner.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.

                                   FEE TABLES



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture III contract. The tables also describe fees for optional benefit riders that we no longer make available. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." (See Appendix E: Prior Contracts for additional information on contracts issued prior to May 13, 2002.) The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for optional benefit).



The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.



    Contract Owner Transaction Expenses                VENTURE III
-------------------------------------------      ----------------------
Maximum Withdrawal Charge (as % of purchase      6% for the first year
payments) (A)                                    5% for the second year
                                                 4% for the third year
                                                 0% thereafter

Annual Contract Fee                                       None

Transfer  Fee (B)
          Maximum Fee                                   $25
          Current Fee                                   $ 0



(A) The charge is taken within the specified period of years measured from the date of payment.



(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



The following table describes fees and expenses that you will pay periodically during the time that you own the contract. This table does not include annual portfolio operating expenses.



                                                                                     VENTURE III
                                                                                     -----------
SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                         1.25%
Distribution fee                                                                        0.25%
Administration fee- asset based                                                         0.15%
                                                                                        ----
Total Separate Account Annual Expenses (With No Optional Riders Reflected)              1.65%

Optional Annual Step Death Benefit Fee (B)                                              0.20%
Optional GEM Benefit Fee                                                                0.20%
                                                                                        ----
Total Separate Account Annual Expenses (With Annual Step Death Benefit  Fee             2.05%
and GEM Fee Reflected)

Fees Deducted from Contract Value for Currently Offered Optional Benefits

Principal Plus (as a percentage of Adjusted GWB)(C)
         Maximum fee                                                                    0.75%
         Current fee                                                                    0.30%


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


(B) The charge for the optional Annual Step Death Benefit is 0.05% of the value of the variable investment options if you purchased the rider prior to May, 2003.

                                                                                     VENTURE III
                                                                                     -----------
Fees Deducted from Contract Value for Previously Offered Optional Benefits

Guaranteed Retirement Income Programs (D)
(as a percentage of Income Base)
GRIP II                                                                                 0.45%
GRIP III                                                                                0.50%

Triple Protection Death Benefit(E)                                                      0.50%
(as a percentage of  T PRO Death Benefit)

(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.


(D) Subject to state availability, GRIP II was offered from July, 2001 to May, 2003 and thereafter in certain states until GRIP III and/or Principal Plus became available. Subject to state availability, GRIP III was offered from May, 2003 through May, 2004. GRIP II could not be purchased once a newer version (i.e. GRIP III) became available. GRIP II and GRIP III could not be purchased if you elected to purchase Principal Plus or the Triple Protection Death Benefit.



(E) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December, 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, GRIP II, or GRIP III.


the next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. more detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.


            Total Annual Portfolio Operating Expenses                        Minimum(A)          Maximum
------------------------------------------------------------------           ----------          -------
Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts              0.76%             1.87%
issued on and after May 13, 2002(B)

Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts              0.56%             1.87%
issued prior to May 13, 2002(B)



(A) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See Appendix E: Prior Contracts for more information.



(B) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses for contracts issued on and after May 13, 2002 would be 0.76% and 1.79%, respectively, and for contracts issued prior to May 13, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.


THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

(THIS TABLE DOES NOT DESCRIBE THE OPERATING EXPENSES FOR SERIES I SHARES OF THE TRUST THAT ARE USED WITH CERTAIN VARIABLE INVESTMENT OPTIONS UNDER CONTRACTS ISSUED PRIOR TO MAY 13, 2002. SEE APPENDIX E FOR MORE INFORMATION)


                                                                                                  TOTAL
                                                       MANAGEMENT   RULE 12B-1       OTHER        ANNUAL
             PORTFOLIO                                    FEES         FEES         EXPENSES     EXPENSES
--------------------------------------                 ----------   ----------      --------     --------
JOHN HANCOCK TRUST - SERIES II SHARES:
Science & Technology Trust(H)                           1.04%(C)       0.25%        0.07%        1.36%
Pacific Rim Trust(H)                                    0.80%          0.25%        0.28%        1.33%
Health Sciences Trust(H)                                1.05%(C)       0.25%        0.11%        1.41%
Emerging Growth Trust                                   0.80%          0.25%        0.07%        1.12%
Small Cap Growth Trust(A)                               1.08%          0.25%        0.07%        1.40%
Emerging  Small Company Trust(H)                        1.00%          0.25%        0.06%        1.31%
Small Cap Trust(A)                                      0.85%          0.25%        0.07%        1.17%
Small Cap Index Trust(H)                                0.49%          0.25%        0.03%        0.77%
Small Company Trust(+)                                  1.05%          0.25%        0.57%(A)     1.87%(D)

                                                                                                  TOTAL
                                                       MANAGEMENT   RULE 12B-1       OTHER        ANNUAL
                  PORTFOLIO                               FEES         FEES         EXPENSES     EXPENSES
---------------------------------------------          ----------   ----------      --------     --------
Dynamic Growth Trust(H)                                 0.95%          0.25%        0.07%        1.27%
Mid Cap Stock Trust(H)                                  0.86%          0.25%        0.05%        1.16%
Natural Resources Trust                                 1.01%          0.25%        0.07%        1.33%
All Cap Growth Trust(H)                                 0.89%          0.25%        0.06%        1.20%
Strategic Opportunities Trust(H)                        0.80%          0.25%        0.07%        1.12%
Financial Services Trust(H)                             0.88%(F)       0.25%        0.08%        1.21%
International Opportunities Trust(A)                    1.00%          0.25%        0.20%        1.45%
International Stock Trust(H)                            0.95%          0.25%        0.16%        1.36%
International Small Cap Trust(H)                        1.00%          0.25%        0.19%        1.44%
International Equity Index Trust(A)                     0.55%          0.25%        0.06%        0.86%
Overseas Equity Trust(A)                                0.90%          0.25%        0.17%        1.32%
American International Trust(G)                         0.54%          0.75%        0.08%        1.37%
International Value Trust(H)                            0.87%(E)       0.25%        0.15%        1.27%
Quantitative Mid Cap Trust(H)                           0.75%          0.25%        0.09%        1.09%
Mid Cap Index Trust(H)                                  0.49%          0.25%        0.03%        0.77%
Mid Cap Core Trust                                      0.90%          0.25%        0.16%        1.31%
Global Trust(H)                                         0.85%(E)       0.25%        0.15%        1.25%
Capital Appreciation Trust(H)                           0.85%          0.25%        0.07%        1.17%
American Growth Trust(G)                                0.35%          0.75%        0.03%        1.13%
U.S. Global Leaders Growth Trust(+)                     0.71%          0.25%        0.73%(A)     1.69%(D)
Quantitative All Cap Trust                              0.71%          0.25%        0.05%        1.01%
All Cap Core Trust(H)                                   0.80%          0.25%        0.07%        1.12%
Large Cap Growth Trust(H)                               0.85%          0.25%        0.06%        1.16%
Total Stock Market Index Trust(H)                       0.49%          0.25%        0.03%        0.77%
Blue Chip Growth Trust(H)                               0.82%(C)       0.25%        0.04%        1.11%
U.S. Large Cap Trust(H)                                 0.82%          0.25%        0.06%        1.13%
Core Equity Trust(+)                                    0.85%          0.25%        0.06%(A)     1.16%
Strategic Value Trust(H)                                0.85%          0.25%        0.09%        1.19%
Large Cap Value Trust                                   0.85%          0.25%        0.13%        1.23%
Classic Value Trust(+)                                  0.87%          0.25%        0.56%(A)     1.68%(D)
Utilities Trust(H)                                      0.85%          0.25%        0.25%        1.35%
Real Estate Securities Trust(H)                         0.70%          0.25%        0.05%        1.00%
Small Cap Opportunities Trust                           1.00%          0.25%        0.08%        1.33%
Small Cap Value Trust(A)                                1.08%          0.25%        0.08%        1.41%
Small Company Value Trust(H)                            1.04%(C)       0.25%        0.01%        1.30%
Special Value Trust                                     1.00%          0.25%        0.28%        1.53%
Mid Value Trust                                         1.01%(C)       0.25%        0.07%        1.33%
Mid Cap Value Trust(H)                                  0.87%          0.25%        0.05%        1.17%
Value Trust(H)                                          0.74%          0.25%        0.06%        1.05%
All Cap Value Trust(H)                                  0.84%          0.25%        0.06%        1.15%
500 Index Trust(H)                                      0.46%          0.25%        0.05%        0.76%
Fundamental Value Trust(H)                              0.84%(F)       0.25%        0.05%        1.14%
Growth & Income Trust(H)                                0.65%          0.25%        0.04%        0.94%
Large Cap Trust(A)                                      0.85%          0.25%        0.15%        1.25%
Quantitative Value Trust(+)                             0.70%          0.25%        0.08%(A)     1.03%
American Growth-Income Trust(G)                         0.29%          0.75%        0.03%        1.07%
Equity-Income Trust(H)                                  0.81%(C)       0.25%        0.05%        1.11%
American Blue Chip Income and Growth Trust(G)           0.45%          0.75%        0.05%        1.25%

                                                                                                  TOTAL
                                                       MANAGEMENT   RULE 12B-1       OTHER        ANNUAL
             PORTFOLIO                                    FEES         FEES         EXPENSES     EXPENSES
--------------------------------------                 ----------   ----------      --------     --------
Income & Value Trust(H)                                   0.79%        0.25%         0.04%         1.08%
Global Allocation Trust(H)                                0.85%        0.25%         0.20%         1.30%
High Yield Trust(H)                                       0.68%        0.25%         0.07%         1.00%
U.S. High Yield Bond Trust(A)                             0.75%        0.25%         0.21%         1.21%
Strategic Bond Trust(H)                                   0.70%        0.25%         0.08%         1.03%
Strategic Income Trust(+)                                 0.73%        0.25%         0.46%(A)      1.44%
Global Bond Trust(H)                                      0.70%        0.25%         0.10%         1.05%
Investment Quality Bond Trust(H)                          0.60%        0.25%         0.09%         0.94%
Total Return Trust(H)                                     0.70%        0.25%         0.05%         1.00%
Real Return Bond Trust                                    0.70%        0.25%         0.07%         1.02%
Core Bond Trust(A)                                        0.69%        0.25%         0.21%         1.15%
Active Bond Trust(A)                                      0.61%        0.25%         0.04%         0.90%
U.S. Government Securities Trust(H)                       0.62%        0.25%         0.07%         0.94%
Money Market Trust(H)                                     0.48%        0.25%         0.03%         0.76%
Lifestyle Aggressive 1000 Trust(H)                        0.05%        0.25%         1.02%(B)      1.32%
Lifestyle Growth 820 Trust(H)                             0.05%        0.25%         0.95%(B)      1.25%
Lifestyle Balanced 640 Trust(H)                           0.05%        0.25%         0.90%(B)      1.20%
Lifestyle Moderate 460 Trust(H)                           0.05%        0.25%         0.87%(B)      1.17%
Lifestyle Conservative 280 Trust(H)                       0.05%        0.25%         0.79%(B)      1.09%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                             0.20%        0.45%         0.88%         1.53%


(+) Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year


(B) Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Portfolios.") The Total Trust Annual Expenses for the Underlying Portfolios range from 0.28% to 1.44%.


"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                             TOTAL
                                                            ANNUAL
             PORTFOLIO                 OTHER EXPENSES      EXPENSES
----------------------------------     --------------      --------
Lifestyle Aggressive 1000 Trust             1.01%            1.31%
Lifestyle Growth 820 Trust                  0.94%            1.24%
Lifestyle Balanced 640 Trust                0.89%            1.19%
Lifestyle Moderate 460 Trust                0.86%            1.16%
Lifestyle Conservative 280 Trust            0.78%            1.08%

This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Companies Value Trust. The waiver is based on the combined assets of these portfolios . Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:


                                  MANAGEMENT        TOTAL ANNUAL
         PORTFOLIO                   FEES             EXPENSES
--------------------------        ----------        ------------
Science & Technology Trust           1.01%             1.33%

Health Sciences Trust                1.02%             1.38%
Blue Chip Growth Trust               0.79%             1.08%
Equity-Income Trust                  0.78%             1.08%
Mid Value Trust                      0.98%             1.30%
Small Company Value Trust            1.01%             1.27%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:


                                                     TOTAL
                                                     ANNUAL
           PORTFOLIO               OTHER EXPENSES   EXPENSES
--------------------------------   --------------   --------
Small Company Trust                     0.49%         1.79%
U.S. Global Leaders Growth Trust        0.50%         1.46%
Classic Value Trust                     0.50%         1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:


                                    MANAGEMENT  TOTAL ANNUAL
        PORTFOLIO                      FEES       EXPENSES
-------------------------           ----------  ------------
Global Trust                           0.80%        1.20%
International Value Trust              0.80%        1.20%



These advisory fee waivers may be terminated at any time.


(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                   BETWEEN
                                                     $50
                                                   MILLION   EXCESS OVER
                                      FIRST $50    AND $500     $500
        PORTFOLIO                      MILLION*     MILLION*   MILLION*
------------------------              ---------    --------  -----------
Financial Services Trust                0.85%        0.80%      0.75%
Fundamental Value Trust                 0.85%        0.80%      0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:


                                                          TOTAL
                                          MANAGEMENT      ANNUAL
       PORTFOLIO                             FEES        EXPENSES
------------------------                  ----------     --------
Financial Services Trust                    0.83%         1.16%
Fundamental Value Trust                     0.79%         1.09%


(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. The advisory fee waiver may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:


                                                                 TOTAL
                                                 MANAGEMENT      ANNUAL
                PORTFOLIO                           FEES        EXPENSES
------------------------------------------       ----------     --------
American Growth Trust                              0.34%         1.12%
American International Trust                       0.53%         1.36%
American Blue Chip Income and Growth Trust         0.44%         1.24%
American Growth-Income Trust                       0.28%         1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See Appendix E in this Prospectus entitled "Prior Contracts" for more information.


EXAMPLES


The following six examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered VENTURE III contracts; one with currently offered optional benefit riders and one without. Examples 3 and 4 pertain to previously issued VENTURE III contracts; one with previously offered optional benefit riders and one without. Examples 5 and 6 pertain to previously issued VENTURE III contracts that are eligible to invest in certain variable investment options funded with Series I shares of the John Hancock Trust.



Currently Offered VENTURE III Contracts. The following example assumes that you invest $10,000 in a contract with the Annual Step Death Benefit, GEM, and Principal Plus optional riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      Example 1. Maximum portfolio operating expenses- Currently offered VENTURE III Contract with optional riders:


                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $1,018       $ 1,796        $ 2,406      $  4,856

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  473       $ 1,431        $ 2,406      $  4,856



The next example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      Example 2. Minimum portfolio operating expenses - Currently offered VENTURE III Contract with no optional riders:


                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $  799       $ 1,141        $ 1,283      $  2,734

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  244       $   750        $ 1,283      $  2,734



VENTURE III contracts with previously offered optional benefits. The following example assumes that you invest $10,000 in a contract with the Annual Step Death Benefit, GEM and the previously offered GRIP III optional benefit rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios that are available to contracts issued after May 13, 2002. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      Example 3. Maximum portfolio operating expenses- VENTURE III Contract with previously offered optional benefit rider (issued after May 13, 2002):

                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $  992       $ 1,720        $ 2,276      $  4,665

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  446       $ 1,352        $ 2,276      $  4,665

The fourth example also applies to contracts issued after May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 4. Minimum portfolio operating expenses - VENTURE III Contract with no previously offered optional benefit rider (issued after May 13, 2002):

                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $  799       $ 1,141        $ 1,283      $  2,734

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  244       $   750        $ 1,283      $  2,734

Previously issued VENTURE III contracts eligible to invest in Series I shares of the John Hancock Trust. The next two examples apply to Venture III contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a contract and that your investment has a 5% return each year. Example 5 also assumes that we issued the contract with three optional riders that were available at the time: Annual Step Death Benefit, GEM and GRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 5. Maximum portfolio operating expenses- Previously issued VENTURE III Contract with optional riders (issued before May 13, 2002)

                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $  973       $ 1,666        $ 2,188      $  4,517

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  427       $ 1,296        $ 2,188      $  4,517

The sixth example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 6. Minimum portfolio operating expenses - Previously issued VENTURE III Contract with no optional riders (issued before May 13, 2002):

                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you surrender the contract at the end of the
applicable time period:                                    $  780       $ 1,084        $ 1,182      $  2,533

If you annuitize, or do not surrender the contract
at the end of the applicable time period:                  $  224       $   690        $ 1,182      $  2,533

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.

JOHN HANCOCK USA


We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 601 Congress Street Boston, Massachusetts 02210-2805. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



John Hancock USA has received the following ratings from independent rating agencies:


         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

We use our Variable Account to invest the contract values you allocate to the Portfolio(s)

THE VARIABLE ACCOUNT


The Manufacturers Life Insurance Company of North America ("Manulife North America") established the Variable Account on August 24, 1984 as a separate account under the laws of Michigan. When Manulife North America merged with us on January 1, 2002, we became the owner of the Variable Account and reestablished it as one of our separate accounts under the laws of Delaware. As a result of this merger, we became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.


The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has seventy- seven sub-accounts (some of which are subdivided for Series I and Series II shares). When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


THE PORTFOLIOS


When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio.) . The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.



The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.



The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.



The following table contains a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.


PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
SCIENCE & TECHNOLOGY TRUST        T. Rowe Price                 seeks long-term growth of capital by investing, under
                                  Associates, Inc.              normal market condition, at least 80% of its net assets
                                                                (plus any borrowings for investment purposes) in common
                                                                stocks of companies expected to benefit from the
                                                                development, advancement, and use of science and
                                                                technology. Current income is incidental to the
                                                                portfolio's objective

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
PACIFIC RIM TRUST                 MFC Global Investment         seeks long-term growth of capital by investing in a
                                  Management (U.S.A.)           diversified portfolio that is comprised primarily of
                                  Limited                       common stocks and equity-related securities of
                                                                corporations domiciled in countries in the Pacific Rim
                                                                region

HEALTH SCIENCES TRUST             T. Rowe Price                 seeks long-term capital appreciation by investing,
                                  Associates, Inc.              under normal market conditions, at least 80% of its net
                                                                assets (plus any borrowings for investment purposes) in
                                                                common stocks of companies engaged in the research,
                                                                development, production, or distribution of products or
                                                                services related to health care, medicine, or the life
                                                                sciences (collectively termed "health sciences").

EMERGING GROWTH TRUST             MFC Global Investment         seeks superior long-term rates of return through
                                  Management (U.S.A.)           capital appreciation by investing, under normal
                                  Limited                       circumstances, primarily in high quality securities and
                                                                convertible instruments of small-cap U.S. companies.

SMALL CAP GROWTH TRUST            Wellington Management         seeks long-term capital appreciation by investing,
                                  Company, LLP                  under normal market conditions, primarily in small-cap
                                                                companies that are believed to offer above average
                                                                potential for growth in revenues and earnings.

EMERGING SMALL COMPANY            Franklin Advisers,            seeks long-term growth of capital by investing, under
TRUST                             Inc.                          normal market conditions, at least 80% of its net
                                                                assets (plus any borrowings for investment purposes) in
                                                                common stock equity securities of companies with market
                                                                capitalizations that approximately match the range of
                                                                capitalization of the Russell 2000 Growth Index*
                                                                ("small cap stocks") at the time of purchase.

SMALL CAP TRUST                   Independence                  seeks maximum capital appreciation consistent with
                                  Investment LLC                reasonable risk to principal by investing, under normal
                                                                market conditions, at least 80% of its net assets in
                                                                equity securities of companies whose market
                                                                capitalization is under $2 billion.

SMALL CAP INDEX TRUST             MFC Global Investment         seeks to approximate the aggregate total return of a
                                  Management (U.S.A.)           small cap U.S. domestic equity market index by
                                  Limited                       attempting to track the performance of the Russell 2000
                                                                Index.

SMALL COMPANY TRUST               American Century              seeks long-term capital growth by investing, under
                                  Investment                    normal market conditions, primarily in equity
                                  Management, Inc.              securities of smaller-capitalization U.S. companies.
                                                                The subadviser uses quantitative, computer-driven
                                                                models to construct the portfolio of stocks for the
                                                                Small Company Trust.

DYNAMIC GROWTH TRUST              Deutsche Asset                seeks long-term growth of capital by investing in
                                  Management Inc.               stocks and other equity securities of medium-sized U.S.
                                                                companies with strong growth potential.

MID CAP STOCK TRUST               Wellington Management         seeks long-term growth of capital by investing
                                  Company, LLP                  primarily in equity securities of mid-size companies
                                                                with significant capital appreciation potential.

NATURAL RESOURCES TRUST           Wellington Management         seeks long-term total return by investing, under normal
                                  Company, LLP                  market conditions, primarily in equity and equity-related
                                                                securities of natural resource-related companies worldwide.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
ALL CAP GROWTH TRUST              AIM Capital                   seeks long-term capital appreciation by investing the
                                  Management, Inc.              portfolio's assets under normal market conditions,
                                                                principally in common stocks of companies that are
                                                                likely to benefit from new or innovative products,
                                                                services or processes, as well as those that have
                                                                experienced above average, long-term growth in earnings
                                                                and have excellent prospects for future growth.

STRATEGIC OPPORTUNITIES           Fidelity Management &         seeks growth of capital by investing primarily in
TRUST                             Research Company              common stocks.  Investments may include securities of
                                                                domestic and foreign issuers, and growth or value
                                                                stocks or a combination of both.

FINANCIAL SERVICES TRUST          Davis Advisors                seeks growth of capital by investing primarily in
                                                                common stocks of financial companies.  During normal
                                                                market conditions, at least 80% of the portfolio's net
                                                                assets (plus any borrowings for investment purposes)
                                                                are invested in companies that are principally engaged
                                                                in financial services.  A company is "principally
                                                                engaged" in financial services if it owns financial
                                                                services-related assets constituting at least 50% of
                                                                the value of its total assets, or if at least 50% of
                                                                its revenues are derived from its provision of
                                                                financial services.

INTERNATIONAL                     Marisco Capital               seeks long-term growth of capital by investing,
OPPORTUNITIES TRUST               Management, LLC               under normal market conditions, at least 65% of its
                                                                assets in common stocks of foreign companies that are
                                                                selected for their long-term growth potential.  The
                                                                portfolio may invest in companies of any size
                                                                throughout the world.  The portfolio normally invests
                                                                in issuers from at least three different countries not
                                                                including the U.S. The portfolio may invest in common
                                                                stocks of companies operating in emerging markets.

INTERNATIONAL STOCK               Deutsche Asset                seeks long-term growth of capital by investing in
TRUST                             Management Investment         stocks and other securities with equity characteristics
                                  Services Ltd.                 of companies located in the developed countries that
                                                                make up the MSCI EAFE Index.

INTERNATIONAL SMALL CAP           Templeton Investment          seeks capital appreciation by investing primarily in
TRUST                             Counsel, Inc.                 the common stock of companies located outside the U.S.
                                                                which have total stock market capitalization or annual
                                                                revenues of $1.5 billion or less ("small company
                                                                securities").

INTERNATIONAL EQUITY              SsgA Funds                    seeks to track the performance of broad-based equity
INDEX TRUST                       Management, Inc.              indices of foreign companies in developed and emerging
                                                                markets by attempting to track the performance of the
                                                                MSCI All Country World ex-US Index*.  (Series I shares
                                                                are available for sale to contracts purchased prior to
                                                                May 13, 2002; Series II shares are available for sale
                                                                to contracts purchased on or after May 13, 2002)

OVERSEAS EQUITY TRUST             Capital Guardian              seeks long-term capital appreciation by investing,
                                  Trust Company                 under normal market conditions, at least 80% of its
                                                                assets in equity securities of companies outside the
                                                                U.S. in a diversified mix of large established and
                                                                medium-sized foreign companies located primarily in
                                                                developed countries and, to a lesser extent, in
                                                                emerging markets.

AMERICAN INTERNATIONAL            Capital Research              invests all of its assets in Class 2 shares of the
TRUST                             Management Company            International Fund, a series of American Fund Insurance
                                                                Series.  The International Fund invests primarily in
                                                                common stocks of companies located outside the United
                                                                States.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
INTERNATIONAL VALUE               Templeton Investment          seeks long-term growth of capital by investing, under
TRUST                             Counsel, Inc.                 normal market conditions, primarily in equity
                                                                securities of companies located outside the U.S.,
                                                                including emerging markets.

QUANTITATIVE MID CAP              MFC Global Investment         seeks long-term growth of capital by investing, under
TRUST                             Management (U.S.A.)           normal market conditions, at least 80% of its total
                                  Limited                       assets (plus any borrowings for investment purposes) in
                                                                U.S. mid-cap stocks, convertible preferred stocks,
                                                                convertible bonds and warrants.

MID CAP INDEX TRUST               MFC Global Investment         seeks to approximate the aggregate total return of a
                                  Management (U.S.A.)           mid cap U.S. domestic equity market index by attempting
                                  Limited                       to track the performance of the S&P Mid Cap 400 Index*.

MID CAP CORE TRUST                AIM Capital                   seeks long-term growth of capital by investing,
                                  Management, Inc.              normally, at least 80% of its assets in equity
                                                                securities, including convertible securities, of
                                                                mid-capitalization companies.

GLOBAL TRUST                      Templeton Global              seeks long-term capital appreciation by investing,
                                  Advisors Limited              under normal market conditions, at least 80% of its net
                                                                assets (plus any borrowings for investment purposes) in
                                                                equity securities of companies located anywhere in the
                                                                world, including emerging markets.

CAPITAL APPRECIATION              Jennison Associates           seeks long-term capital growth by investing at least
TRUST                             LLC                           65% of its total assets in equity-related securities of
                                                                companies that exceed $1 billion in market
                                                                capitalization and that the subadviser believes have
                                                                above-average growth prospects.  These companies are
                                                                generally medium-to-large capitalization companies.

AMERICAN GROWTH TRUST             Capital Research              invests all of its assets in Class 2 shares of the
                                  Management Company            Growth Fund, a series of American Fund Insurance
                                                                Series.  The Growth Fund invests primarily in common
                                                                stocks of companies that appear to offer superior
                                                                opportunities for growth of capital.

U.S. GLOBAL LEADERS               Sustainable Growth            seeks long-term growth of capital by investing, under
GROWTH TRUST                      Advisers, L.P.                normal market conditions, primarily in common stocks of
                                                                "U.S. Global Leaders."

QUANTITATIVE ALL CAP              MFC Global Investment         seeks long-term growth of capital by investing, under
TRUST                             Management (U.S.A.)           normal circumstances, primarily in equity securities of
                                  Limited                       U.S. companies.  The portfolio will generally focus on
                                                                equity securities of U.S. companies across the three
                                                                market capitalization ranges of large, mid and small.

ALL CAP CORE TRUST                Deutsche Asset                seeks long-term growth of capital by investing
                                  Management Inc.               primarily in common stocks and other equity securities
                                                                within all asset classes (small, mid and large cap)
                                                                primarily those within the Russell 3000 Index

LARGE CAP GROWTH TRUST            Fidelity Management &         seeks long-term growth of capital by investing, under
                                  Research Company              normal market conditions, at least 80% of its net
                                                                assets (plus any borrowings for investment purposes) in
                                                                equity securities of companies with large market
                                                                capitalizations.

TOTAL STOCK MARKET INDEX          MFC Global Investment         seeks to approximate the aggregate total return of a
TRUST                             Management (U.S.A.)           broad U.S. domestic equity market index by attempting
                                  Limited                       to track the performance of the Wilshire 5000 Equity
                                                                Index*

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
BLUE CHIP GROWTH TRUST            T. Rowe Price                 seeks to achieve long-term growth of capital (current
                                  Associates, Inc.              income is a secondary objective) by investing, under
                                                                normal market conditions, at least 80% of the
                                                                portfolio's total assets in the common stocks of large
                                                                and medium-sized blue chip growth companies. Many of
                                                                the stocks in the portfolio are expected to pay
                                                                dividends.

U.S. LARGE CAP TRUST              Capital Guardian              seeks long-term growth of capital and income by
                                  Trust Company                 investing the portfolio's assets, under normal market
                                                                conditions, primarily in equity and equity-related
                                                                securities of companies with market capitalization
                                                                greater than $500 million.

CORE EQUITY TRUST                 Legg Mason Funds              seeks long-term capital growth by investing, under
                                  Management, Inc.              normal market conditions, primarily in equity
                                                                securities that, in the subadviser's opinion, offer the
                                                                potential for capital growth. The subadviser seeks to
                                                                purchase securities at large discounts to the
                                                                subadviser's assessment of their intrinsic value.

STRATEGIC VALUE TRUST             Massachusetts                 seeks capital appreciation by investing, under normal
                                  Financial Services            market conditions, at least 65% of its net assets in
                                  Company                       common stocks and related securities of companies which
                                                                the subadviser believes are undervalued in the market
                                                                relative to their long term potential.

LARGE CAP VALUE TRUST             Mercury Advisors              seeks long-term growth of capital by investing, under
                                                                normal market conditions, primarily in a diversified
                                                                portfolio of equity securities of large cap companies
                                                                located in the U.S.

CLASSIC VALUE TRUST               Pzena Investment              seeks long-term growth of capital by investing, under
                                  Management, LLC               normal market conditions, at least 80% of its net
                                                                assets in domestic equity securities.

UTILITIES TRUST                   Massachusetts                 seeks capital growth and current income (income above
                                  Financial Services            that available from a portfolio invested entirely in
                                  Company                       equity securities) by investing, under normal market
                                                                conditions, at least 80% of the portfolio's net assets
                                                                (plus any borrowings for investment purposes) in equity
                                                                and debt securities of domestic and foreign companies
                                                                in the utilities industry.

REAL ESTATE SECURITIES            Deutsche Asset                seeks to achieve a combination of long-term capital
TRUST                             Management Inc.               appreciation and current income by investing, under
                                                                normal market conditions, at least 80% of its net
                                                                assets (plus any borrowings for investment purposes) in
                                                                equity securities of real estate investment trusts
                                                                ("REITS") and real estate companies.

SMALL CAP OPPORTUNITIES           Munder Capital                seeks long-term capital appreciation by investing,
TRUST                             Management                    under normal circumstances, at least 80% of its assets
                                                                in equity securities of companies with market
                                                                capitalizations within the range of the companies in
                                                                the Russell 2000 Index.

SMALL CAP VALUE TRUST             Wellington Management         seeks long-term capital appreciation by investing,
                                  Company, LLP                  under normal market conditions, at least 80% of its
                                                                assets in small-cap companies that are believed to be
                                                                undervalued by various measures and offer good
                                                                prospects for capital appreciation.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
SMALL COMPANY VALUE               T. Rowe Price                 seeks long-term growth of capital by investing, under
TRUST                             Associates, Inc.              normal market conditions, primarily in small companies
                                                                whose common stocks are believed to be undervalued.
                                                                Under normal market conditions, the portfolio will
                                                                invest at least 80% of its net assets (plus any
                                                                borrowings for investment purposes) in companies with a
                                                                market capitalization that do not exceed the maximum
                                                                market capitalization of any security in the Russell
                                                                2000 Index* at the time of purchase.

SPECIAL VALUE TRUST               Saloman Brothers              seeks long-term capital growth by investing, under
                                  Asset Management Inc          normal circumstances, at least 80% of its net assets in
                                                                common stocks and other equity securities of companies
                                                                whose market capitalization at the time of investment
                                                                is no greater than the market capitalization of
                                                                companies in the Russell 2000 Value Index.

MID VALUE TRUST                   T. Rowe Price                 seek long-term capital appreciation by investing, under
                                  Associates, Inc.              normal market conditions, primarily in a diversified
                                                                mix of common stocks of mid size U.S. companies that
                                                                are believed to be undervalued by various measures and
                                                                offer good prospects for capital appreciation.

MID CAP VALUE TRUST               Lord, Abbett & Co             seeks capital appreciation by investing, under normal
                                                                market conditions, at least 80% of the portfolio's net
                                                                assets (plus any borrowings for investment purposes) in
                                                                mid-sized companies, with market capitalization of
                                                                roughly $500 million to $10 billion.

VALUE TRUST                       Van Kampen                    seeks to realize an above-average total return over a
                                                                market cycle of three to five years, consistent with
                                                                reasonable risk, by investing primarily in equity
                                                                securities of companies with capitalizations similar to
                                                                the market capitalization of companies in the Russell
                                                                Midcap Value Index.

ALL CAP VALUE TRUST               Lord, Abbett & Co             seeks capital appreciation by investing in equity
                                                                securities of U.S. and multinational companies in all
                                                                capitalization ranges that the subadviser believes are
                                                                undervalued.

500 INDEX TRUST                   MFC Global Investment         seeks to approximate the aggregate total return of a
                                  Management (U.S.A.)           broad U.S. domestic equity market index by attempting
                                  Limited                       to track the performance of the S&P 500 Composite Stock
                                                                Price Index*.

FUNDAMENTAL VALUE TRUST           Davis Advisors                seeks growth of capital by investing, under normal
                                                                market conditions, primarily in common stocks of U.S.
                                                                companies with market capitalizations of at least $5
                                                                billion that the subadviser believes are undervalued.
                                                                The portfolio may also invest in U.S. companies with
                                                                smaller capitalizations.

GROWTH & INCOME TRUST             Wellington Management         seeks long-term growth of capital and income,
                                  Company, LLP                  consistent with prudent investment risk, by investing
                                                                primarily in a diversified portfolio of common stocks
                                                                of U.S. issuers which the subadviser believes are of
                                                                high quality.

LARGE CAP TRUST                   UBS Global Asset              seeks to maximize total return, consisting of
                                  Management                    capital appreciation and current income by investing,
                                                                under normal circumstances, at least 80% of its net
                                                                assets (plus borrowings for investment purposes, if
                                                                any) in equity securities of U.S. large capitalization
                                                                companies.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
QUANTITATIVE VALUE TRUST          MFC Global Investment         seeks long-term capital appreciation by investing
                                  Management (U.S.A.)           primarily in large-cap U.S. securities with the
                                  Limited                       potential for long-term growth of capital.

AMERICAN GROWTH - INCOME          Capital Research              invests all of its assets in Class 2 shares of the
TRUST                             Management Company            Growth-Income Fund, a series of American Fund Insurance
                                                                Series. The Growth-Income Fund invests primarily in
                                                                common stocks or other securities which demonstrate the
                                                                potential for appreciation and/or dividends.

EQUITY-INCOME TRUST               T. Rowe Price                 seeks to provide substantial dividend income and also
                                  Associates, Inc.              long-term capital appreciation by investing primarily
                                                                in dividend-paying common stocks, particularly of
                                                                established companies with favorable prospects for both
                                                                increasing dividends and capital appreciation.

AMERICAN BLUE CHIP INCOME         Capital Research              invests all of its assets in Class 2 shares of the Blue
AND GROWTH TRUST                  Management Company            Chip Income and Growth Fund, a series of American Fund
                                                                Insurance Series.  The Blue Chip Income and Growth Fund
                                                                invests primarily in common stocks of larger, more
                                                                established companies based in the U.S. with market
                                                                capitalizations of $4 billion and above.

INCOME & VALUE TRUST              Capital Guardian              seeks the balanced accomplishment of (a) conservation
                                  Trust Company                 of principal and (b) long-term growth of capital and
                                                                income by investing the portfolio's assets in both
                                                                equity and fixed-income securities. The subadviser has
                                                                full discretion to determine the allocation between
                                                                equity and fixed income securities.

PIMCO VIT ALL ASSET               Pacific Investment            The portfolio invests primarily in a diversified
PORTFOLIO                         Management Company            mix of : (a) common stocks of large and mid sized
(a series of the PIMCO                                          U.S. companies, and (b) bonds with an overall
Variable Insurance Trust)                                       intermediate term average maturity.
(only Class M is
available for sale)

GLOBAL ALLOCATION TRUST           UBS Global Asset              seeks total return, consisting of long-term capital
                                  Management                    appreciation and current income, by investing in equity
                                                                and fixed income securities of issuers located within
                                                                and outside the U.S.

HIGH YIELD TRUST                  Saloman Brothers              seeks to realize an above-average total return over a
                                  Asset Management Inc          market cycle of three to five years, consistent with
                                                                reasonable risk, by investing primarily in high yield
                                                                debt securities, including corporate bonds and other
                                                                fixed-income securities.

U.S. HIGH YIELD BOND              Wells Fargo Fund              seeks total return with a high level of current
TRUST                             Management, LLC               income by  investing, under normal market conditions,
                                                                primarily in below investment-grade debt securities
                                                                (sometimes referred to as "junk bonds" or high yield
                                                                securities). The portfolio also invests in corporate
                                                                debt securities and may buy preferred and other
                                                                convertible securities and bank loans.

STRATEGIC BOND TRUST              Saloman Brothers              seeks a high level of total return consistent with
                                  Asset Management Inc          preservation of capital by giving its subadviser broad
                                                                discretion to deploy the portfolio's assets among
                                                                certain segments of the fixed income market as the
                                                                subadviser believes will best contribute to achievement
                                                                of the portfolio's investment objective.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
STRATEGIC INCOME TRUST            John Hancock                  seeks a high level of current income by investing,
                                  Advisers, LLC                 under normal market conditions, primarily in foreign
                                                                government and corporate debt securities from developed
                                                                and emerging markets; U.S. Government and agency
                                                                securities; and U.S. high yield bonds.

GLOBAL BOND TRUST                 Pacific Investment            seeks to realize maximum total return, consistent with
                                  Management Company            preservation of capital and prudent investment
                                                                management by investing the portfolio's assets
                                                                primarily in fixed income securities denominated in
                                                                major foreign currencies, baskets of foreign currencies
                                                                (such as the ECU), and the U.S. dollar.

INVESTMENT QUALITY BOND           Wellington Management         seeks a high level of current income consistent with
TRUST                             Company, LLP                  the maintenance of principal and liquidity, by
                                                                investing in a diversified portfolio of investment
                                                                grade bonds and tends to focus its investment on
                                                                corporate bonds and U.S. Government bonds with
                                                                intermediate to longer term maturities.  The portfolio
                                                                may also invest up to 20% of its assets in
                                                                non-investment grade fixed income securities.

TOTAL RETURN TRUST                Pacific Investment            seeks to realize maximum total return, consistent with
                                  Management Company            preservation of capital and prudent investment
                                                                management by investing, under normal market
                                                                conditions, at least 65% of the portfolio's assets in a
                                                                diversified portfolio of fixed income securities of
                                                                varying maturities.  The average portfolio duration
                                                                will normally vary within a three- to six-year time
                                                                frame based on the subadviser's forecast for interest
                                                                rates.

REAL RETURN BOND TRUST            Pacific Investment            seeks maximum return, consistent with preservation of
                                  Management Company            capital and prudent investment management by investing,
                                                                under normal market conditions, at least 80% of its net
                                                                assets in inflation-indexed bonds of varying maturities
                                                                issued by the U.S. and non-U.S. governments and by
                                                                corporations.

CORE BOND TRUST                   Wells Fargo Fund              seeks total return consisting of income and capital
                                  Management, LLC               appreciation by investing, under normal market
                                                                conditions, in a broad range of investment-grade debt
                                                                securities.  The subadviser invests in debt securities
                                                                that the subadviser believes offer attractive yields
                                                                and are undervalued relative to issues of similar
                                                                credit quality and interest rate sensitivity.  From
                                                                time to time, the portfolio may also invest in unrated
                                                                bonds that the subadviser believes are comparable to
                                                                investment-grade debt securities. Under normal
                                                                circumstances, the subadviser expects to maintain an
                                                                overall effective duration range between 4 and 5 1/2
                                                                years.

ACTIVE BOND TRUST                 Declaration                   seek income and capital appreciation by investing at
                                  Management & Research         least 80% of its assets in a diversified mix of debt
                                  LLC                           securities and instruments.

                                  John Hancock
                                  Advisers, LLC

U.S. GOVERNMENT                   Saloman Brothers              seeks a high level of current income consistent with
SECURITIES TRUST                  Asset Management Inc          preservation of capital and maintenance of liquidity,
                                                                by investing in debt obligations and mortgage-backed
                                                                securities issued or guaranteed by the U.S. Government,
                                                                its agencies or instrumentalities and derivative
                                                                securities such as collateralized mortgage obligations
                                                                backed by such securities.

PORTFOLIO                         PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
---------                         -----------------             ----------------------
MONEY MARKET TRUST                MFC Global Investment         seeks maximum current income consistent with
                                  Management (U.S.A.)           preservation of principal and liquidity by investing in
                                  Limited                       high quality money market instruments with maturities
                                                                of 397 days or less issued primarily by U. S. entities.

LIFESTYLE AGGRESSIVE 1000         MFC Global Investment         seeks to provide long-term growth of capital (current
TRUST                             Management (U.S.A.)           income is not a consideration) by investing 100% of the
                                  Limited                       Lifestyle Trust's assets in other portfolios of the
                                                                Trust ("Underlying Portfolios") which invest primarily
                                  Deutsche Asset                in equity securities.
                                  Management Inc.

LIFESTYLE GROWTH 820              MFC Global Investment         seeks to provide long-term growth of capital with
TRUST                             Management (U.S.A.)           consideration also given to current income by investing
                                  Limited                       approximately 20% of the Lifestyle Trust's assets in
                                                                Underlying Portfolios which invest primarily in fixed
                                  Deutsche Asset                income securities and approximately 80% of its assets
                                  Management Inc.               in Underlying Portfolios which invest primarily in
                                                                equity securities.

LIFESTYLE BALANCED 640            MFC Global Investment         seeks to provide a balance between a high level of
TRUST                             Management (U.S.A.)           current income and growth of capital with a greater
                                  Limited                       emphasis given to capital growth by investing
                                                                approximately 40% of the Lifestyle Trust's assets in
                                  Deutsche Asset                Underlying Portfolios which invest primarily in fixed
                                  Management Inc.               income securities and approximately 60% of its assets
                                                                in Underlying Portfolios which invest primarily in
                                                                equity securities.

LIFESTYLE MODERATE 460            MFC Global Investment         seeks to provide a balance between a high level of
TRUST                             Management (U.S.A.)           current income and growth of capital with a greater
                                  Limited                       emphasis given to current income by investing
                                                                approximately 60% of the Lifestyle Trust's assets in
                                  Deutsche Asset                Underlying Portfolios which invest primarily in fixed
                                  Management Inc.               income securities and approximately 40% of its assets
                                                                in Underlying Portfolios which invest primarily in
                                                                equity securities.

LIFESTYLE CONSERVATIVE            MFC Global Investment         seeks to provide a high level of current income with
280 TRUST                         Management (U.S.A.)           some consideration also given to growth of capital by
                                  Limited                       investing approximately 80% of the Lifestyle Trust's
                                                                assets in Underlying Portfolios which invest primarily
                                  Deutsche Asset                in fixed income securities and approximately 20% of its
                                  Management Inc.               assets in Underlying Portfolios which invest primarily
                                                                in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average initial purchase payments for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payments for the new contract(s) is equal to or greater than $50,000.


      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.


If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").


You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlyingt portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "accumulation units" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the shares of a portfolio.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

ACCUMULATION PERIOD PROVISIONS:

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE AND ELECTRONIC TRANSACTIONS



We permit you to make certain types of transactions by telephone or electronically through the internet.



When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:


      -     By calling us at 1-800-344-1029, or

      - By the internet (electronically) through our website at www.johnhancockannuities.com

TO ACCESS INFORMATION AND PERFORM ELECTRONIC TRANSACTIONS THROUGH OUR WEBSITE, YOU WILL BE REQUIRED TO CREATE AN ACCOUNT WITH A USERNAME AND PASSWORD, AND MAINTAIN A VALID E-MAIL ADDRESS. YOU MAY ALSO AUTHORIZE OTHER PEOPLE TO MAKE CERTAIN TRANSACTION REQUESTS BY TELEPHONE OR ELECTRONICALLY THROUGH THE INTERNET BY SENDING US INSTRUCTIONS IN A FORM ACCEPTABLE TO US.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


      -     Any loss or theft of your password, or

      -     Any unauthorized use of your password

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option, the 1 year fixed account investment option, or the DCA fixed account investment option to other variable account investment options until the amount in the investment option from which the transfer is made is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization from and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

In General. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").


A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.


AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

   -

- The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   equals the Death Benefit prior to the withdrawal and

      (ii) equals the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office:

      -     a certified copy of a death certificate or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

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

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

            Withdrawal charges will be waived for all future distributions.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract.


      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

- Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

Annuity benefit payments may be paid in several ways

GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see

"FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR
      10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period
(assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity benefit payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the next investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the contract used to deter mine the first variable annuity benefit payment.

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

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the trans fer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW

You have a ten-day right to cancel your contract

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the money market investment option.


OWNERSHIP

You are entitled to exercise all rights under your contract

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified con tracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, as signed, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a govern mental agency.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

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FIXED ACCOUNT INVESTMENT OPTION

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      the liability to pay contractual claims under the contracts is assumed by another insurer,

      or

      we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

The fixed account investment option guarantees interest of at least 3%.


INVESTMENT OPTIONS. We may make available a fixed account investment option Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a fixed account investment option from time-to-time. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.



We may establish a DCA fixed account investment option under the DCA program to make automatic transfers to one or more variable account investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).


A one year fixed account investment option is available for contracts issued prior to October 7, 2002. new purchase payments under these contracts may not be allocated to the one-year fixed account investment option but transfers from the variable account investment options will be permitted.


For contracts issued on and after October 7, 2002, purchase payments and transfers to the one year fixed account option are not allowed.



INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to a fixed account investment option, if available, at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to a fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

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

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX MATTERS-QUALIFIED RETIREMENT PLANS LOANS"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

PRINCIPAL PLUS

The optional Principal Plus rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. You may elect Principal Plus at the time the contract is issued, provided:


      - Principal plus is available for sale in the state where the contract is sold;


      - your entire contract value is invested in accordance with the investment options available with Principal Plus; and

      - the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "Principal Plus Fee" below).

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

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

Guaranteed  Withdrawal      The total amount available for future periodic
       Balance              withdrawals under  Principal Plus.
        "GWB"               The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal       The amount guaranteed to be available each contract
       Amount               year for withdrawal  under Principal Plus until the
       "GWA"                GWB is depleted. The initial GWA is equal to 5% of
                            the initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.)


SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

      -     exceed $100,000 or

      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      -     the contract value immediately after the withdrawal; or

      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

      -     the GWA immediately prior to the purchase payment; or

      -     the lesser of:

            -     5% of the GWB immediately after the purchase payment; or

            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

      -     the GWA immediately prior to the Bonus; or

      -     5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

      -     the GWA immediately prior to the Step-Up of the GWB; or

      -     5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

      -     the GWA immediately prior to the withdrawal; or

      -     5% of the greater of:

            -     the contract value immediately after the withdrawal; or

            -     the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

      -     are paid to the owner:

            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 -1/2 Distributions and Required Minimum Distributions); or

      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF THE DATE OF THIS PROSPECTUS APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")


Investment Options. If you elect Principal Plus, you must invest 100% of your contract value at all times:


      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or

      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust


FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this Prospectus as well as the Portfolio's Prospectus. The Portfolio's Prospectus should be read carefully before investing.


Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                             PERCENTAGE ALLOCATION OF
                             EACH PORTFOLIO WITHIN THE
 MODEL ALLOCATION NAME           MODEL ALLOCATION                PORTFOLIO NAME
------------------------     -------------------------     -----------------------------
Core Holdings of America                25%                American Growth-Income Trust

                             PERCENTAGE ALLOCATION OF
                             EACH PORTFOLIO WITHIN THE
 MODEL ALLOCATION NAME           MODEL ALLOCATION                PORTFOLIO NAME
------------------------     -------------------------     -----------------------------
                                        25%                American Growth Trust
                                        15%                American International Trust
                                        35%                Active Bond Trust

Value Strategy                          30%                Equity-Income Trust
                                        30%                Core Equity Trust
                                        20%                Active Bond Trust
                                        20%                Strategic Bond Trust

Growth Blend                            40%                Blue Chip Growth Trust
                                        20%                Active Bond Trust
                                        20%                American Growth-Income Trust
                                        20%                Strategic Bond Trust

Global Balanced                         30%                Fundamental Value Trust
                                        20%                Global Bond Trust
                                        25%                Global Allocation Trust
                                        25%                American International Trust

Blue Chip Balanced                      30%                American Growth Trust
                                        30%                American Growth-Income Trust
                                        40%                Investment Quality Bond Trust



SEE APPENDIX E FOR INFORMATION ABOUT MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS FOR APPLICATIONS RECEIVED PRIOR TO April 30, 2005.


If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE Portfolio's PROSPECTUS. THE Portfolio's PROSPECTUS SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:

      -     depletion of the GWB;

      -     the Maturity Date;

      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      - depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

      -     termination of the contract.

PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.


EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.


                                                              GWB ON
                 PURCHASE             WITHDRAWAL             CONTRACT
CONTRACT YEAR    PAYMENTS     GWA       TAKEN       BONUS   ANNIVERSARY
-------------    --------    -----    ----------    -----   -----------
 At issue        100,000                                     100,000
     1                 0     5,000      5,000         0       95,000
     2                 0     5,000      5,000         0       90,000
     3                 0     5,000      5,000         0       85,000
     4                 0     5,000      5,000         0       80,000
     5                 0     5,000      5,000         0       75,000
    10                 0     5,000      5,000         0       50,000
    20                 0     5,000      5,000         0            0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                             GWA AFTER                             GWB ON
                 PURCHASE    PURCHASE     WITHDRAWAL              CONTRACT
CONTRACT YEAR    PAYMENTS     PAYMENT       TAKEN       BONUS    ANNIVERSARY
-------------    --------    ---------    ----------    -----    -----------
  At issue       100,000                                           100,000
     1                 0       5,000            0       5,000      105,000
     2            10,000       5,750            0       5,500      120,500
     3                 0       6,025        6,025           0      114,475
     4                 0       6,025            0       5,500      119,975
     5                 0       6,025            0       5,500      125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                        HYPOTHETICAL
                                                          CONTRACT
                                                          VALUE ON
                             GWA AFTER                    CONTRACT                  GWB ON
                 PURCHASE    PURCHASE     WITHDRAWAL    ANNIVERSARY               CONTRACT
CONTRACT YEAR    PAYMENTS     PAYMENT       TAKEN       PRIOR TO FEE    BONUS    ANNIVERSARY
-------------    --------    ---------    ----------    ------------    -----    -----------
  At issue       100,000                                                           100,000
     1                 0       5,000         5,000        102,000         0         95,000
     2                 0       5,000         5,000        103,828         0         90,000
     3                 0       5,000         5,000        105,781         0        105,781
     4                 0       5,289         5,289         94,946         0        100,492
     5                 0       5,289        10,000         79,898         0         79,898

THE ADDITION OF PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, PRINCIPAL PLUS CONTAINS AGE CAPS AND LIMITATIONS ON CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF PRINCIPAL PLUS, ESPECIALLY AT OLDER AGES.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. See Appendix E for contracts issued prior to May 5, 2003. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse and elects not to take the death benefit as a lump sum, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid..

TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without Annual Step Death Benefit) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.




GUARANTEED EARNINGS MULTIPLIER

You may elect the optional Guaranteed Earnings Multipler ("GEM") benefit for an additional charge of 0.20% of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the GEM benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the deceased owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.

For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the death benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM. GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

GEM FEE. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for GEM.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.




CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses. For information on the Optional Benefit fees, see "OPTIONAL BENEFITS" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), or

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. (See Appendix E for information relating to contracts issued prior to April 1, 2003)

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT              WITHDRAWAL CHARGE PERCENTAGE
----------------------------              ----------------------------
           0                                          6%
           1                                          5%
           2                                          4%
           3+                                         0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.




ADMINISTRATION FEE

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts and cannot be increased during the life of the contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (See "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss.

Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.


Reduction or Elimination of Charges and Deductions


The amount of the charges and deductions may be reduced or eliminated for certain contracts. These contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - The nature of the group or class for which the contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of contracts.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a contract is issued to officers, trustees, directors or employees (or a relative thereof) of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.


Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 4.0% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.




FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.


TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),


      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations


      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.


A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings . We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful, however.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annu-ity payment is usually taxable as ordinary in-come.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 -1/2 may incur a 10% penalty tax

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      -     made as a series of substantially equal periodic payments
            (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan


QUALIFIED RETIREMENT PLANS


The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus Rider, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

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

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      -     made as a series of substantially equal periodic payments
            (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.



Special Considerations for Puerto Rico Annuity Contracts Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the contract and the annuitant's life expectancy. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a competent tax adviser before purchasing an annuity contract.]


GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN

ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


We pay compensation for sales of the contracts.


DISTRIBUTION OF CONTRACTS


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. it also maintains offices with us] at 601 Congress Street, Boston, Massachusetts 02210 JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").



We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.



Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses to selling broker-dealers.

These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "The Portfolios" we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.


ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205- 5230.


ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.


Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios is determined.


COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.


CONTRACT ANNIVERSARY: , The anniversary of the contract date.



Contract Date: , The date of issue of the contract.


CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.


DUE PROOF OF DEATH: - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office :


      -     A certified copy of a death certificate; or

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.


Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms from all beneficiaries at our Annuity Service Office.


FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT: All the assets of John Hancock USA other than assets in separate accounts.

INVESTMENT ACCOUNT: An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.




NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.


PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor portfolio.

PURCHASE PAYMENT: An amount paid to us by a contract owner as consideration for the benefits provided by the contract.




QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of John Hancock USA that is not commingled with John Hancock USA's general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.





VALUATION PERIOD: Any period from one business day to the next measured from the time on each such date that the net asset value of each portfolio is determined.


VARIABLE ACCOUNT: The Variable Account, which is a separate account of the John Hancock USA.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                      WITHDRAWAL CHARGE
CONTRACT       HYPOTHETICAL      FREE WITHDRAWAL       PAYMENTS      -------------------
  YEAR        CONTRACT VALUE          AMOUNT          LIQUIDATED     PERCENT      AMOUNT
--------      --------------     ---------------      ----------     -------      ------
   1              55,000               5,000(A)          50,000         6%         3,000
   2              50,500               5,000(B)          45,500         5%         2,275
   3              35,000               5,000(C)          45,000         4%         1,800
   4              70,000              20,000(D)          50,000         0%             0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                   PARTIAL                                          WITHDRAWAL CHARGE
 HYPOTHETICAL     WITHDRAWAL     FREE WITHDRAWAL      PAYMENTS      ------------------
CONTRACT VALUE     REQUEST            AMOUNT         LIQUIDATED     PERCENT      AMOUNT
--------------  --------------   ---------------     ----------     -------      ------
   65,000            2,000             15,000(A)               0          5%          0
   49,000            5,000              3,000(B)           2,000          5%         100
   52,000            7,000              4,000(C)           3,000          5%         150
   44,000            8,000                  0(D)           8,000          5%         400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                          TAX RATE
                                         ---------------------------------------------
                STATE                    QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
--------------------------------------   -------------------   -----------------------
CALIFORNIA                                       0.50%                   2.35%
GUAM                                             4.00%                   4.00%
MAINE (A)                                        0.00%                   2.00%
NEVADA                                           0.00%                   3.50%
PUERTO RICO                                      1.00%                   1.00%
SOUTH DAKOTA (A)                                 0.00%                   1.25%
WEST VIRGINIA                                    1.00%                   1.00%
WYOMING                                          0.00%                   1.00%



(A) We pay premium tax upon receipt of premium .

                        APPENDIX D: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with a certain death benefit or an optional benefit such as the GRIP benefit or the Principal Plus Rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with a certain death benefit or an optional benefit such as the GRIP benefit or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2; or

      -     made after the owner's death; or

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed

Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit or the Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                           APPENDIX E: PRIOR CONTRACTS

SERIES I SHARES. For contracts issued prior to May 13, 2002, the assets of each sub-account of the Variable Account are invested in the case of the Trust portfolios in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares. Series I shares of each Trust portfolio, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.15%.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                                                    TOTAL
                                          MANAGEMENT    RULE 12b-1      OTHER       ANNUAL
              PORTFOLIO                      FEES          FEES        EXPENSES    EXPENSES
              ---------                      ----          ----        --------    --------
JOHN HANCOCK TRUST - Series I shares:
Science & Technology Trust                   1.04%(C)       0.05%         0.07%      1.16%
Pacific Rim Trust                            0.80%          0.05%         0.28%      1.13%
Health Sciences Trust                        1.05%(C)       0.05%         0.11%      1.21%
Emerging  Small Company Trust                1.00%          0.05%         0.06%      1.11%
Small Cap Index Trust                        0.49%          0.05%         0.03%      0.57%
Dynamic Growth Trust                         0.95%          0.05%         0.07%      1.07%
Mid Cap Stock Trust                          0.86%          0.05%         0.05%      0.96%
All Cap Growth Trust                         0.89%          0.05%         0.06%      1.00%
Strategic Opportunities Trust                0.80%          0.05%         0.07%      0.92%
Financial Services Trust                     0.88%(F)       0.05%         0.08%      1.01%
International Stock Trust                    0.95%          0.05%         0.16%      1.16%
International Small Cap Trust                1.00%          0.05%         0.19%      1.24%
International Value Trust                    0.87%(E)       0.05%         0.15%      1.07%
Quantitative Mid Cap Trust                   0.75%          0.05%         0.09%      0.89%
Mid Cap Index Trust                          0.49%          0.05%         0.03%      0.57%
Global Trust                                 0.85%(E)       0.05%         0.15%      1.05%
Capital Appreciation Trust                   0.85%          0.05%         0.07%      0.97%
All Cap Core Trust                           0.80%          0.05%         0.07%      0.92%
Large Cap Growth Trust                       0.85%          0.05%         0.06%      0.96%
Total Stock Market Index Trust               0.49%          0.05%         0.03%      0.57%
Blue Chip Growth Trust                       0.82%(C)       0.05%         0.04%      0.91%
U.S. Large Cap Trust                         0.82%          0.05%         0.06%      0.93%
Strategic Value Trust                        0.85%          0.05%         0.09%      0.99%
Utilities Trust                              0.85%          0.05%         0.25%      1.15%
Real Estate Securities Trust                 0.70%          0.05%         0.05%      0.80%
Small Company Value Trust                    1.04%(C)       0.05%         0.01%      1.10%
Mid Cap Value Trust                          0.87%          0.05%         0.05%      0.97%
Value Trust                                  0.74%          0.05%         0.06%      0.85%
All Cap Value Trust                          0.84%          0.05%         0.06%      0.95%
500 Index Trust                              0.46%          0.05%         0.05%      0.56%
Fundamental Value Trust                      0.84%(F)       0.05%         0.05%      0.94%
Growth & Income Trust                        0.65%          0.05%         0.04%      0.74%
Equity-income Trust                          0.81%(C)       0.05%         0.05%      0.91%
Income & Value Trust                         0.79%          0.05%         0.04%      0.88%
Global Allocation Trust                      0.85%          0.05%         0.20%      1.10%
High Yield Trust                             0.68%          0.05%         0.07%      0.80%
Strategic Bond Trust                         0.70%          0.05%         0.08%      0.83%

                                                                                            TOTAL
                                                   MANAGEMENT    RULE 12b-1    OTHER        ANNUAL
              PORTFOLIO                               FEES          FEES      EXPENSES     EXPENSES
              ---------                            ----------    ----------   --------     --------
Global Bond Trust                                     0.70%          0.05%     0.10%        0.85%
Investment Quality Bond Trust                         0.60%          0.05%     0.09%        0.74%
Total Return Trust                                    0.70%          0.05%     0.05%        0.80%
U.S. Government Securities Trust                      0.62%          0.05%     0.07%        0.74%
Money Market Trust                                    0.48%          0.05%     0.03%        0.56%
Lifestyle Aggressive 1000 Trust                       0.05%          0.05%     1.02%(B)     1.12%
Lifestyle Growth 820 Trust                            0.05%          0.05%     0.95%(B)     1.05%
Lifestyle 640 Balanced Trust                          0.05%          0.05%     0.90%(B)     1.00%
Lifestyle 460 Moderate Trust                          0.05%          0.05%     0.87%(B)     0.97%
Lifestyle 280 Conservative Trust                      0.05%          0.05%     0.79%(B)     0.89%
JOHN HANCOCK TRUST - Series II Shares:
Emerging Growth Trust                                 0.80%          0.25%     0.07%        1.12%
Natural Resources Trust                               1.01%          0.25%     0.07%        1.33%
Small Cap Growth Trust(A)                             1.08%          0.25%     0.07%        1.40%
Small Cap Trust(A)                                    0.85%          0.25%     0.07%        1.17%
Small Company Trust +                                 1.05%          0.25%     0.57%(A)     1.87%(D)
International Opportunities Trust(A)                  1.00%          0.25%     0.20%        1.45%
International Equity Index Trust(A)                   0.55%          0.25%     0.06%        0.86%
Overseas Equity Trust(A)                              0.90%          0.25%     0.17%        1.32%
American International Trust(G)                       0.54%          0.75%     0.08%        1.37%
Mid Cap Core Trust                                    0.90%          0.25%     0.16%        1.31%
American Growth Trust(G)                              0.35%          0.75%     0.03%        1.13%
U.S. Global Leaders Growth Trust +                    0.71%          0.25%     0.73%(A)     1.69%(D)
Quantitative All Cap Trust                            0.71%          0.25%     0.05%        1.01%
Core Equity Trust +                                   0.85%          0.25%     0.06%(A)     1.16%
Large Cap Value Trust                                 0.85%          0.25%     0.13%        1.23%
Classic Value Trust +                                 0.87%          0.25%     0.56%(A)     1.68%(D)
Small Cap Opportunities Trust                         1.00%          0.25%     0.08%        1.33%
Small Cap Value Trust(A)                              1.08%          0.25%     0.08%        1.41%
Special Value Trust                                   1.00%          0.25%     0.28%        1.53%
Mid Value Trust                                       1.01%(C)       0.25%     0.07%        1.33%
Large Cap Trust(A)                                    0.85%          0.25%     0.15%        1.25%
Quantitative Value Trust +                            0.70%          0.25%     0.08%(A)     1.03%
American Growth-income Trust(G)                       0.29%          0.75%     0.03%        1.07%
American Blue Chip Income and Growth Trust(G)         0.45%          0.75%     0.05%        1.25%
U.S. High Yield Bond Trust(A)                         0.75%          0.25%     0.21%        1.21%
Strategic Income Trust +                              0.73%          0.25%     0.46%(A)     1.44%
Real Return Bond Trust                                0.70%          0.25%     0.07%        1.02%
Core Bond Trust(A)                                    0.69%          0.25%     0.21%        1.15%
Active Bond Trust(A)                                  0.61%          0.25%     0.04%        0.90%
Pimco Variable Insurance Trust - Class M Shares:
Pimco Vit All Asset Portfolio                         0.20%          0.45%     0.88%        1.53%

(+) Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:


                                                       TOTAL ANNUAL
          PORTFOLIO                 OTHER EXPENSES       EXPENSES
          ---------                 --------------       --------
Lifestyle Aggressive 1000 Trust         1.01%             1.11%
Lifestyle Growth 820 Trust              0.94%             1.04%
Lifestyle Balanced Trust                0.89%             0.99%
Lifestyle Moderate Trust                0.86%             0.96%
Lifestyle Conservative Trust            0.78%             0.88%


This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust , the Equity-Income Trust, The Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios . Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the Six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                                    MANAGEMENT     TOTAL ANNUAL
        PORTFOLIO                      FEES          EXPENSES
        ---------                      ----          --------
Science & Technology Trust             1.01%          1.13%
Health Sciences Trust                  1.02%          1.18%
Blue Chip Growth Trust                 0.79%          0.88%
Equity-Income Trust                    0.78%          0.88%
Mid Value Trust                        0.98%          1.30%
Small Company Value Trust              1.01%          1.07%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. These Advisory Fee Waivers May be Terminated At Any Time. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                      TOTAL ANNUAL
          PORTFOLIO                 OTHER EXPENSES      EXPENSES
          ---------                 --------------      --------
Small Company Trust                       0.49%          1.79%
U.S. Global Leaders Growth Trust          0.50%          1.46%
Classic Value Trust                       0.50%          1.62%


These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:


                                    MANAGEMENT  TOTAL ANNUAL
       PORTFOLIO                      FEES        EXPENSES
       ---------                      ----        --------
Global Trust                           0.80%        1.00%
International Value Trust              0.80%        1.00%


These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.


                                        BETWEEN $50
                            FIRST $50   MILLION AND     EXCESS OVER
      PORTFOLIO             MILLION*   $500 MILLION*   $500 MILLION*
      ---------             --------   -------------   -------------
Financial Services Trust      0.85%        0.80%           0.75%
Fundamental Value Trust       0.85%        0.80%           0.75%


*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:


                                    MANAGEMENT    TOTAL ANNUAL
      PORTFOLIO                        FEES         EXPENSES
      ---------                        ----         --------
Financial Services Trust               0.83%          0.96%
Fundamental Value Trust                0.79%          0.89%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These Advisory Fee Waivers May be Terminated At Any Time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                MANAGEMENT    TOTAL ANNUAL
        PORTFOLIO                  FEES         EXPENSES
        ---------               ----------    ------------
American Growth Trust              0.34%         1.12%
American International Trust       0.53%         1.36%
American Blue Chip Income and
Growth Trust                       0.44%         1.24%
American Growth-Income Trust       0.28%         1.06%


CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated upon surrender of the contract on a "first in, first out" (FIFO) basis for the purposes of calculating the withdrawal charge.

OPTIONAL BENEFITS

PRINCIPAL PLUS Principal Plus was not available for contracts issued prior to December 8, 2003. For applications received on or after December 8, 2003 and prior to May 2, 2005 the Model Allocations listed below were among the available Investment Options. These Model Allocations are no longer available for new contracts issued with Principal Plus. If you do not have allocations in one of these Model Allocations as of May 1, 2005 then these Model Allocations are no longer available to you. In this case, the Model Allocations currently available with Principal Plus are the only Model Allocations available to you (see Principal Plus - Investment Options).

If you have allocations in one of the Model Allocations listed below as of May 1, 2005, then that Model Allocation remains available to you subject to the following requirements.

      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to that Model Allocation on a quarterly basis and you may continue to allocate new Payments to such Model Allocation.

      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into the Model Allocation, such DCA program may continue and new Payments may be allocated to such Model Allocation.

      - You may transfer monies out of the Model Allocation in which you are currently invested to the investment options described in Principal Plus - Investment Options, provided 100% of such monies are transferred. If such a transfer is made, the investment options described in Principal Plus - Investment Options become the available investment options and the formerly available Model Allocation will no longer be available to you for transfers or Payments.


Model Allocations Available For Contracts Issued with Principal Plus prior to April 30, 2005

                                    PERCENTAGE ALLOCATION
                                     OF EACH PORTFOLIO
                                        WITHIN THE
 MODEL ALLOCATION NAME                MODEL  ALLOCATION          PORTFOLIO NAME
 ---------------------                -----------------          --------------
CoreSolution                                34%            Strategic Income Trust
                                            33%            U.S. Global Leaders Growth Trust
                                            33%            Classic Value Trust

Value Blend                                 40%            Equity-Income Trust
(Available for contracts with               20%            American Growth Trust
Principal Plus purchased prior to           20%            Active Bond Trust
 June 1, 2004)                              20%            Strategic Bond Trust

Global                                      30%            Global Bond Trust
(Available for contracts with               20%            U.S. Large Cap Trust
Principal Plus purchased prior to           20%            Blue Chip Growth Trust
June 1, 2004)                               30%            International Value Trust


ANNUAL STEP DEATH BENEFIT.For contracts issued prior to May 5, 2003, the fee for the optional Annual Step Death Benefit is 0.05% of the value of the variable investment accounts.





GUARANTEED RETIREMENT INCOME Programs.



The Optional Guaranteed Retirement Income Programs (GRIP) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIP rider. If the GRIP benefit is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP, we will pay the monthly annuity benefit payments available under the contract. the GRIP riders were available only at contract issue. The riders are irrevocable and may only be terminated as described below.



Availability of GRIP. Two versions of the Guaranteed Retirement Income Program were offered. GRIP II was available for contracts issued between July, 2001, and May, 2003 (beginning and end dates may vary by state). GRIP III was available for contracts issued between May, 2003 and May, 2004 (beginning and end dates may vary by state). Any differences between GRIP II and GRIP III are described below.



Exercise of GRIP. Conditions of Exercise. The GRIP benefit may be exercised subject to the following conditions:



      - may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



INCOME BASE. The Income Base applied in determining the amount of GRIP annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. the income base is reduced for any withdrawal charge remaining on the date of exercise of the GRIP benefit, and we reserve the right to reduce the income base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIP monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.


Growth Factor Income Base.


The Growth Factor Income Base is equal to (a) less (b), where:


      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GRIP II Growth Factor: The Growth Factor for GRIP II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The Growth factor is reduced to 0% once the oldest annuitant has attained age 85.



GRIP III Growth Factor: The Growth Factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. the growth factor is reduced to 0% once the oldest annuitant has attained age 85.


Step-Up Income Base.


The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP and prior to the oldest annuitant's attained age 81. the anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any income base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



GRIP II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the step-up income base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the step-up income base, as appropriate, immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.





GRIP III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal. In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.


Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis , equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.






Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).



      LIFE ANNUITY WITH a 10-YEAR PERIOD CERTAIN - Available for both GRIP II and GRIP III.



      Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with GRIP II issued prior to january 27, 2003 (availability may vary by state).



      Joint And Survivor Life Annuity with a 10 - Year Period Certain - Available for GRIP III and for contracts issued with GRIP II on or after january 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the GRIP rider. When you exercise GRIP, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your contract has been issued with a GRIP rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



GRIP Fee. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract. To compensate us for this risk, we charge an annual fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

GRIP RIDER   ANNUAL FEE
 GRIP II       0.45%
 GRIP III      0.50%

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the pay-out period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal


TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of the GRIP benefit.

QUALIFIED PLANS. The use of GRIP is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed above) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.




TRIPLE PROTECTION DEATH BENEFIT


The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. This benefit was available for contracts issued between December , 2003 and December , 2004.


Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. An additional fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

      -     the contract value;

      -     the Return of Purchase Payments Death Benefit Factor;

      -     the Annual Step Death Benefit Factor; or

      -     the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and the T-PRO rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

      - The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.

      - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

      -     Earnings Basis is equal to 150% of $100,000 or $150,000.

      - Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

      - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

      1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT  PAYMENT MULTIPLIER*
----------------------------  -------------------
              0                    100%
              1                    110%
              2                    120%
              3                    130%
              4                    140%
              5                    150%

*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

      2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF T-PRO RIDER. The owner may not terminate the T-PRO rider. However, T-PRO will terminate automatically upon the earliest of:

      -     the date the contract terminates;

      -     the Maturity Date; or

      - the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO rider are continued by the surviving spouse after the death of the original owner.

T-PRO FEE. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-

PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
             VENTURE III WITH AS & GEM ISSUED ON OR AFTER 5/05/2003

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
Science & Technology Trust - Series II
                           Unit Value at Start of Year        16.170333       12.500000
                             Unit Value at End of Year        15.966134       16.170333
                        Number of Units at End of Year           53,131          38,435
Pacific Rim Trust - Series II
                           Unit Value at Start of Year        18.252955       12.500000
                             Unit Value at End of Year        20.885631       18.252955
                        Number of Units at End of Year           27,491          22,767
Health Sciences Trust - Series II
                           Unit Value at Start of Year        14.992537       12.500000
                             Unit Value at End of Year        16.897181       14.992537
                        Number of Units at End of Year           59,654          40,234
Emerging Growth Trust - Series II
                           Unit Value at Start of Year        16.116569       12.500000
                             Unit Value at End of Year        16.837596       16.116569
                        Number of Units at End of Year            2,310           1,165
Emerging Small Company Trust - Series II
                           Unit Value at Start of Year        16.150962       12.500000
                             Unit Value at End of Year        17.612588       16.150962
                        Number of Units at End of Year           30,299          31,578
Small Cap Index Trust - Series II
                           Unit Value at Start of Year        16.705957       12.500000
                             Unit Value at End of Year        19.169848       16.705957
                        Number of Units at End of Year           20,584          17,485
Small Company Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        15.004776
                        Number of Units at End of Year            3,409
Dynamic Growth Trust - Series II
                           Unit Value at Start of Year        15.513383       12.500000
                             Unit Value at End of Year        16.721014       15.513383
                        Number of Units at End of Year           11,368          28,603
Mid Cap Stock Trust - Series II
                           Unit Value at Start of Year        15.667622       12.500000
                             Unit Value at End of Year        18.226877       15.667622
                        Number of Units at End of Year          110,240          61,204
Natural Resources Trust - Series II
                           Unit Value at Start of Year        17.739809       12.500000
                             Unit Value at End of Year        21.558188       17.739809
                        Number of Units at End of Year           28,858           5,467
All Cap Growth Trust - Series II
                           Unit Value at Start of Year        14.968279       12.500000
                             Unit Value at End of Year        15.592353       14.968279
                        Number of Units at End of Year           13,776          10,409

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
Strategic Opportunities Trust - Series II
                           Unit Value at Start of Year        14.515469       12.500000
                             Unit Value at End of Year        15.981579       14.515469
                        Number of Units at End of Year            8,122           5,404
Financial Services Trust - Series II
                           Unit Value at Start of Year        15.634885       12.500000
                             Unit Value at End of Year        16.862052       15.634885
                        Number of Units at End of Year           30,536          21,333
International Stock Trust - Series II
                           Unit Value at Start of Year        16.286845       12.500000
                             Unit Value at End of Year        18.405332       16.286845
                        Number of Units at End of Year            6,902           6,302
International Small Cap Trust - Series II
                           Unit Value at Start of Year        17.974839       12.500000
                             Unit Value at End of Year        21.283927       17.974839
                        Number of Units at End of Year           28,603          14,669
International Equity Index A Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.582668
                        Number of Units at End of Year            9,318
American International Trust - Series II
                           Unit Value at Start of Year        16.437377       12.500000
                             Unit Value at End of Year        19.121188       16.437377
                        Number of Units at End of Year          180,409          50,920
International Value Trust - Series II
                           Unit Value at Start of Year        17.283080       12.500000
                             Unit Value at End of Year        20.550785       17.283080
                        Number of Units at End of Year           62,710          38,651
Quantitative Mid Cap Trust - Series II
                           Unit Value at Start of Year        15.686017       12.500000
                             Unit Value at End of Year        18.116062       15.686017
                        Number of Units at End of Year            5,151           3,144
Mid Cap Index Trust - Series II
                           Unit Value at Start of Year        15.889526       12.500000
                             Unit Value at End of Year        18.002151       15.889526
                        Number of Units at End of Year           21,883          18,378
Mid Cap Core Trust - Series II
                           Unit Value at Start of Year        15.095447       12.500000
                             Unit Value at End of Year        16.878461       15.095447
                        Number of Units at End of Year           22,544          16,944
Global Trust - Series II
                           Unit Value at Start of Year        15.064561       12.500000
                             Unit Value at End of Year        16.903271       15.064561
                        Number of Units at End of Year            9,974           4,657
Capital Appreciation Trust - Series II
                           Unit Value at Start of Year        14.851408       12.500000
                             Unit Value at End of Year        15.891750       14.851408
                        Number of Units at End of Year           16,513          12,116

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
American Growth Trust - Series II
                           Unit Value at Start of Year        15.204047       12.500000
                             Unit Value at End of Year        16.669113       15.204047
                        Number of Units at End of Year          419,925         180,221
U.S. Global Leaders Growth Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.032206
                        Number of Units at End of Year            5,083
Quantitative All Cap Trust - Series II
                           Unit Value at Start of Year        15.339873       12.500000
                             Unit Value at End of Year        17.233077       15.339873
                        Number of Units at End of Year            1,937           1,574
All Cap Core Trust - Series II
                           Unit Value at Start of Year        15.224346       12.500000
                             Unit Value at End of Year        17.309342       15.224346
                        Number of Units at End of Year            5,404           1,042
Large Cap Growth Trust - Series II
                           Unit Value at Start of Year        14.651116       12.500000
                             Unit Value at End of Year        15.214354       14.651116
                        Number of Units at End of Year           32,842          26,494
Total Stock Market Index Trust - Series II
                           Unit Value at Start of Year        15.175489       12.500000
                             Unit Value at End of Year        16.590815       15.175489
                        Number of Units at End of Year           24,670          20,779
Blue Chip Growth Trust - Series II
                           Unit Value at Start of Year        14.706108       12.500000
                             Unit Value at End of Year        15.679183       14.706108
                        Number of Units at End of Year          120,990          49,072
U. S. Large Cap Trust - Series II
                           Unit Value at Start of Year        15.314397       12.500000
                             Unit Value at End of Year        16.370100       15.314397
                        Number of Units at End of Year           91,385          30,859
Core Equity Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.018233
                        Number of Units at End of Year           21,509
Strategic Value Trust - Series II
                           Unit Value at Start of Year        14.948942       12.500000
                             Unit Value at End of Year        17.250275       14.948942
                        Number of Units at End of Year           17,608          11,341
Large Cap Value Trust - Series II
                           Unit Value at Start of Year        15.722930       12.500000
                             Unit Value at End of Year        18.719780       15.722930
                        Number of Units at End of Year            7,061           1,844
Classic Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.709034
                        Number of Units at End of Year            4,832

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
Utilities Trust - Series II
                           Unit Value at Start of Year        15.020136       12.500000
                             Unit Value at End of Year        19.016315       15.020136
                        Number of Units at End of Year           29,784          12,075
Real Estate Securities Trust - Series II
                           Unit Value at Start of Year        15.682026       12.500000
                             Unit Value at End of Year        20.243721       15.682026
                        Number of Units at End of Year           83,658          35,464
Small Cap Opportunities Trust - Series II
                           Unit Value at Start of Year        17.246575       12.500000
                             Unit Value at End of Year        21.201227       17.246575
                        Number of Units at End of Year           14,306           5,881
Small Company Value Trust - Series II
                           Unit Value at Start of Year        15.271109       12.500000
                             Unit Value at End of Year        18.691495       15.271109
                        Number of Units at End of Year          131,148          65,180
Special Value Trust - Series II
                           Unit Value at Start of Year        15.588845       12.500000
                             Unit Value at End of Year        18.318383       15.588845
                        Number of Units at End of Year            2,833           7,681
Mid Cap Value Trust - Series II
                           Unit Value at Start of Year        15.597483       12.500000
                             Unit Value at End of Year        18.980491       15.597483
                        Number of Units at End of Year          150,617          88,023
Value Trust - Series II
                           Unit Value at Start of Year        16.341700       12.500000
                             Unit Value at End of Year        18.416813       16.341700
                        Number of Units at End of Year           26,969          16,361
All Cap Value Trust - Series II
                           Unit Value at Start of Year        15.206955       12.500000
                             Unit Value at End of Year        17.250503       15.206955
                        Number of Units at End of Year           55,207          26,576
500 Index Trust - Series II
                           Unit Value at Start of Year        14.895820       12.500000
                             Unit Value at End of Year        16.051541       14.895820
                        Number of Units at End of Year           26,872          17,696
Fundamental Value Trust - Series II
                           Unit Value at Start of Year        15.376750       12.500000
                             Unit Value at End of Year        16.788033       15.376750
                        Number of Units at End of Year       83418.1748       46912.899
Growth & Income Trust - Series II
                           Unit Value at Start of Year        14.881736       12.500000
                             Unit Value at End of Year        15.533742       14.881736
                        Number of Units at End of Year           71,022          33,796
Quantitative Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.462180
                        Number of Units at End of Year                -

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
American Growth-Income Trust - Series II
                           Unit Value at Start of Year        15.322435       12.500000
                             Unit Value at End of Year        16.486348       15.322435
                        Number of Units at End of Year          462,271         208,488
Equity-Income Trust - Series II
                           Unit Value at Start of Year        14.979182       12.500000
                             Unit Value at End of Year        16.818170       14.979182
                        Number of Units at End of Year          113,811          51,449
American Blue Chip Income and Growth Trust - Series II
                           Unit Value at Start of Year        15.233642       12.500000
                             Unit Value at End of Year        16.286664       15.233642
                        Number of Units at End of Year          128,696          72,296
Income & Value Trust - Series II
                           Unit Value at Start of Year        14.416264       12.500000
                             Unit Value at End of Year        15.170618       14.416264
                        Number of Units at End of Year           91,542          56,698
PIMCO VIT All Asset Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year          13.8119
                        Number of Units at End of Year            1,049
Global Allocation Trust - Series II
                           Unit Value at Start of Year        14.830076       12.500000
                             Unit Value at End of Year        16.348045       14.830076
                        Number of Units at End of Year           51,466          10,306
High Yield Trust - Series II
                           Unit Value at Start of Year        13.716878       12.500000
                             Unit Value at End of Year        14.895606       13.716878
                        Number of Units at End of Year          178,225          73,648
Strategic Bond Trust - Series II
                           Unit Value at Start of Year        12.941526       12.500000
                             Unit Value at End of Year        13.488853       12.941526
                        Number of Units at End of Year           84,711          19,571
Strategic Income Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year         13.42488
                        Number of Units at End of Year            7,650
Global Bond Trust - Series II
                           Unit Value at Start of Year        13.411572       12.500000
                             Unit Value at End of Year        14.461843       13.411572
                        Number of Units at End of Year           80,275          59,221
Investment Quality Bond Trust - Series II
                           Unit Value at Start of Year        12.717659       12.500000
                             Unit Value at End of Year        13.038177       12.717659
                        Number of Units at End of Year           33,403          15,991
Total Return Trust - Series II
                           Unit Value at Start of Year        12.518111       12.500000
                             Unit Value at End of Year        12.840954       12.518111
                        Number of Units at End of Year          187,010         124,121

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
Real Return Bond Trust - Series II
                           Unit Value at Start of Year        12.924535       12.500000
                             Unit Value at End of Year        13.766871       12.924535
                        Number of Units at End of Year          139,292          80,811
U. S. Government Securities Trust - Series II
                           Unit Value at Start of Year        12.385790       12.500000
                             Unit Value at End of Year        12.461012       12.385790
                        Number of Units at End of Year           46,691          45,968
Money Market Trust - Series II
                           Unit Value at Start of Year        12.357999       12.500000
                             Unit Value at End of Year        12.180008       12.357999
                        Number of Units at End of Year          301,161         179,964
Lifestyle Aggressive 1000 Trust - Series II
                           Unit Value at Start of Year        15.933705       12.500000
                             Unit Value at End of Year        18.116158       15.933705
                        Number of Units at End of Year          388,358         223,845
Lifestyle Growth 820 Trust - Series II
                           Unit Value at Start of Year        15.175979       12.500000
                             Unit Value at End of Year        17.038038       15.175979
                        Number of Units at End of Year        1,650,078         756,310
Lifestyle Balanced 640 Trust - Series II
                           Unit Value at Start of Year        14.516768       12.500000
                             Unit Value at End of Year        16.128566       14.516768
                        Number of Units at End of Year        2,197,134       1,035,517
Lifestyle Moderate 460 Trust - Series II
                           Unit Value at Start of Year        13.885213       12.500000
                             Unit Value at End of Year        15.104613       13.885213
                        Number of Units at End of Year          712,600         327,981
Lifestyle Conservative 280 Trust - Series II
                           Unit Value at Start of Year        13.255928       12.500000
                             Unit Value at End of Year        14.091319       13.255928
                        Number of Units at End of Year          280,001         145,481
Aggressive Growth Trust - Series II
                           Unit Value at Start of Year        15.697601       12.500000
                             Unit Value at End of Year        16.794152       15.697601
                        Number of Units at End of Year           15,466          13,943
Diversified Bond Trust - Series II
                           Unit Value at Start of Year        12.529076       12.500000
                             Unit Value at End of Year        12.722519       12.529076
                        Number of Units at End of Year          311,393          33,885
Overseas Trust - Series II
                           Unit Value at Start of Year        17.899785       12.500000
                             Unit Value at End of Year        19.563686       17.899785
                        Number of Units at End of Year           61,639           4,640
Small Company Blend Trust - Series II
                           Unit Value at Start of Year        16.206671       12.500000
                             Unit Value at End of Year        16.993063       16.206671
                        Number of Units at End of Year           41,071          26,962

                                                                Year            Year
                                                               Ended            Ended
                                                              Dec. 31          Dec. 31
                                                                2004            2003
                                                             ---------        --------
Strategic Growth Trust - Series II
                           Unit Value at Start of Year        14.516135       12.500000
                             Unit Value at End of Year        15.113120       14.516135
                        Number of Units at End of Year           26,231          16,521

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
               VENTURE III WITH AS & GEM ISSUED PRIOR TO 5/05/2003

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Science & Technology Trust - Series II
                           Unit Value at Start of Year        13.701244        9.280436      12.500000
                             Unit Value at End of Year        13.548589       13.701244       9.280436
                        Number of Units at End of Year           74,166         123,891         52,918
Pacific Rim Trust - Series II
                           Unit Value at Start of Year        13.645273        9.896593      12.500000
                             Unit Value at End of Year        15.636854       13.645273       9.896593
                        Number of Units at End of Year           44,329          38,717          7,229
Health Sciences Trust - Series II
                           Unit Value at Start of Year        14.138853       10.602331      12.500000
                             Unit Value at End of Year        15.959023       14.138853      10.602331
                        Number of Units at End of Year          123,486         134,349         58,653
Emerging Growth Trust - Series II
                           Unit Value at Start of Year        16.132438       12.500000
                             Unit Value at End of Year        16.879552       16.132438
                        Number of Units at End of Year            6,010           5,961
Emerging Small Company Trust - Series II
                           Unit Value at Start of Year        13.040296        9.528294      12.500000
                             Unit Value at End of Year        14.241810       13.040296       9.528294
                        Number of Units at End of Year           71,109         154,311         57,058
Small Cap Index Trust - Series II
                           Unit Value at Start of Year        13.511860        9.475320      12.500000
                             Unit Value at End of Year        15.528002       13.511860       9.475320
                        Number of Units at End of Year           76,647          85,100         57,304
Small Company Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        15.019705
                        Number of Units at End of Year            4,666
Dynamic Growth Trust - Series II
                           Unit Value at Start of Year        12.787417       10.093444      12.500000
                             Unit Value at End of Year        13.803584       12.787417      10.093444
                        Number of Units at End of Year           94,881         184,625         13,216
Mid Cap Stock Trust - Series II
                           Unit Value at Start of Year        14.052054       10.087730      12.500000
                             Unit Value at End of Year        16.372012       14.052054      10.087730
                        Number of Units at End of Year          128,480         130,373         76,387
Natural Resources Trust - Series II
                           Unit Value at Start of Year        17.757275       12.500000
                             Unit Value at End of Year        21.611852       17.757275
                        Number of Units at End of Year           50,175          31,605
All Cap Growth Trust - Series II
                           Unit Value at Start of Year        12.663850       10.005411      12.500000
                             Unit Value at End of Year        13.211695       12.663850      10.005411
                        Number of Units at End of Year           78,076         106,067         90,488

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Strategic Opportunities Trust - Series II
                           Unit Value at Start of Year        10.090869        8.187087      12.500000
                             Unit Value at End of Year        11.126800       10.090869       8.187087
                        Number of Units at End of Year           46,995          51,338         30,273
Financial Services Trust - Series II
                           Unit Value at Start of Year        13.374740       10.218222      12.500000
                             Unit Value at End of Year        14.446232       13.374740      10.218222
                        Number of Units at End of Year           74,119          86,863         54,273
International Stock Trust - Series II
                           Unit Value at Start of Year        12.349503        9.662625      12.500000
                             Unit Value at End of Year        13.976842       12.349503       9.662625
                        Number of Units at End of Year           65,951          75,853         70,786
International Small Cap Trust - Series II
                           Unit Value at Start of Year        14.964601        9.856697      12.500000
                             Unit Value at End of Year        17.746163       14.964601       9.856697
                        Number of Units at End of Year           69,407          66,406         46,421
International Equity Index A Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.597181
                        Number of Units at End of Year           42,376
American International Trust - Series II
                           Unit Value at Start of Year        16.453567       12.500000
                             Unit Value at End of Year        19.168809       16.453567
                        Number of Units at End of Year          110,296          19,661
International Value Trust - Series II
                           Unit Value at Start of Year        13.842199        9.761622      12.500000
                             Unit Value at End of Year        16.484112       13.842199       9.761622
                        Number of Units at End of Year          151,299         168,196         97,871
Quantitative Mid Cap Trust - Series II
                           Unit Value at Start of Year        13.368436        9.849650      12.500000
                             Unit Value at End of Year        15.462681       13.368436       9.849650
                        Number of Units at End of Year           10,575          10,242          4,978
Mid Cap Index Trust - Series II
                           Unit Value at Start of Year        13.154235        9.980766      12.500000
                             Unit Value at End of Year        14.925609       13.154235       9.980766
                        Number of Units at End of Year          106,929         110,364         59,448
Mid Cap Core Trust - Series II
                           Unit Value at Start of Year        15.110324       12.500000
                             Unit Value at End of Year        16.920510       15.110324
                        Number of Units at End of Year           12,799           8,264
Global Trust - Series II
                           Unit Value at Start of Year        12.865753       10.306231      12.500000
                             Unit Value at End of Year        14.457803       12.865753      10.306231
                        Number of Units at End of Year           42,942          40,555         25,931
Capital Appreciation Trust - Series II
                           Unit Value at Start of Year        12.102351        9.535141      12.500000
                             Unit Value at End of Year        12.969608       12.102351       9.535141
                        Number of Units at End of Year          100,979         108,546         65,452

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
American Growth Trust - Series II
                           Unit Value at Start of Year        15.219032       12.500000
                             Unit Value at End of Year        16.710649       15.219032
                        Number of Units at End of Year          252,328         173,612
U.S. Global Leaders Growth Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.045166
                        Number of Units at End of Year                -
Quantitative All Cap Trust - Series II
                           Unit Value at Start of Year        15.354982       12.500000
                             Unit Value at End of Year        17.276008       15.354982
                        Number of Units at End of Year              983               -
All Cap Core Trust - Series II
                           Unit Value at Start of Year        13.530881       10.506249      12.500000
                             Unit Value at End of Year        15.407111       13.530881      10.506249
                        Number of Units at End of Year           15,102          21,357          8,464
Large Cap Growth Trust - Series II
                           Unit Value at Start of Year        12.388316       10.081330      12.500000
                             Unit Value at End of Year        12.883936       12.388316      10.081330
                        Number of Units at End of Year          101,051         135,004         90,514
Total Stock Market Index Trust - Series II
                           Unit Value at Start of Year        13.034659       10.194035      12.500000
                             Unit Value at End of Year        14.271768       13.034659      10.194035
                        Number of Units at End of Year           53,204          64,988         26,237
Blue Chip Growth Trust - Series II
                           Unit Value at Start of Year        12.907592       10.196295      12.500000
                             Unit Value at End of Year        13.782369       12.907592      10.196295
                        Number of Units at End of Year          148,744         161,025        104,192
U. S. Large Cap Trust - Series II
                           Unit Value at Start of Year        13.264045        9.890208      12.500000
                             Unit Value at End of Year        14.199735       13.264045       9.890208
                        Number of Units at End of Year          300,120         220,893        155,489
Core Equity Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.032175
                        Number of Units at End of Year           20,008
Strategic Value Trust - Series II
                           Unit Value at Start of Year        12.365784        9.794058      12.500000
                             Unit Value at End of Year        14.290909       12.365784       9.794058
                        Number of Units at End of Year           26,643          30,334         16,945
Large Cap Value Trust - Series II
                           Unit Value at Start of Year        15.738428       12.500000
                             Unit Value at End of Year        18.766420       15.738428
                        Number of Units at End of Year           26,724             498
Classic Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.722679
                        Number of Units at End of Year            2,559

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Utilities Trust - Series II
                           Unit Value at Start of Year        14.295247       10.851911      12.500000
                             Unit Value at End of Year        18.125780       14.295247      10.851911
                        Number of Units at End of Year           54,183          37,657         14,272
Real Estate Securities Trust - Series II
                           Unit Value at Start of Year        16.094888       11.806602      12.500000
                             Unit Value at End of Year        20.807916       16.094888      11.806602
                        Number of Units at End of Year          152,972         152,575         91,989
Small Cap Opportunities Trust - Series II
                           Unit Value at Start of Year        17.263548       12.500000
                             Unit Value at End of Year        21.254009       17.263548
                        Number of Units at End of Year           18,993          90,696
Small Company Value Trust - Series II
                           Unit Value at Start of Year        13.364515       10.197768      12.500000
                             Unit Value at End of Year        16.382482       13.364515      10.197768
                        Number of Units at End of Year          342,303         282,478        159,691
Special Value Trust - Series II
                           Unit Value at Start of Year        15.604207       12.500000
                             Unit Value at End of Year        18.364031       15.604207
                        Number of Units at End of Year            4,367           3,066
Mid Cap Value Trust - Series II
                           Unit Value at Start of Year        13.284836       10.819828      12.500000
                             Unit Value at End of Year        16.190566       13.284836      10.819828
                        Number of Units at End of Year          496,235         470,354        274,196
Value Trust - Series II
                           Unit Value at Start of Year        12.898462        9.484479      12.500000
                             Unit Value at End of Year        14.558218       12.898462       9.484479
                        Number of Units at End of Year           50,385          56,142         21,726
All Cap Value Trust - Series II
                           Unit Value at Start of Year        13.074386        9.644122      12.500000
                             Unit Value at End of Year        14.853661       13.074386       9.644122
                        Number of Units at End of Year           47,276          55,028         26,380
500 Index Trust - Series II
                           Unit Value at Start of Year        12.785998       10.199530      12.500000
                             Unit Value at End of Year        13.798758       12.785998      10.199530
                        Number of Units at End of Year          286,279         300,208        195,953
Fundamental Value Trust - Series II
                           Unit Value at Start of Year        13.395703       10.536441      12.500000
                             Unit Value at End of Year        14.647175       13.395703      10.536441
                        Number of Units at End of Year          193,886         199,283        157,548
Growth & Income Trust - Series II
                           Unit Value at Start of Year        12.751140       10.280506      12.500000
                             Unit Value at End of Year        13.329829       12.751140      10.280506
                        Number of Units at End of Year          190,792         210,033        114,115
Quantitative Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.476562
                        Number of Units at End of Year              471

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
American Growth-Income Trust - Series II
                           Unit Value at Start of Year        15.337532       12.500000
                             Unit Value at End of Year        16.527434       15.337532
                        Number of Units at End of Year          193,184         107,141
Equity-Income Trust - Series II
                           Unit Value at Start of Year        12.791261       10.395821      12.500000
                             Unit Value at End of Year        14.383246       12.791261      10.395821
                        Number of Units at End of Year          431,918         447,595        254,248
American Blue Chip Income and Growth Trust - Series II
                           Unit Value at Start of Year        15.248651       12.500000
                             Unit Value at End of Year        16.327248       15.248651
                        Number of Units at End of Year           87,684          63,220
Income & Value Trust - Series II
                           Unit Value at Start of Year        13.408012       10.820604      12.500000
                             Unit Value at End of Year        14.130840       13.408012      10.820604
                        Number of Units at End of Year          159,627         144,050         57,010
PIMCO VIT All Asset Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.825649
                        Number of Units at End of Year           19,229
Global Allocation Trust - Series II
                           Unit Value at Start of Year        12.566607       10.126955      12.500000
                             Unit Value at End of Year        13.873751       12.566607      10.126955
                        Number of Units at End of Year           30,370          34,337         20,731
High Yield Trust - Series II
                           Unit Value at Start of Year        14.242800       11.687584      12.500000
                             Unit Value at End of Year        15.489994       14.242800      11.687584
                        Number of Units at End of Year          118,927         161,852         39,407
Strategic Bond Trust - Series II
                           Unit Value at Start of Year        14.412429       13.007548      12.500000
                             Unit Value at End of Year        15.044558       14.412429      13.007548
                        Number of Units at End of Year           72,879          83,515         52,117
Strategic Income Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.438241
                        Number of Units at End of Year            3,062
Global Bond Trust - Series II
                           Unit Value at Start of Year        16.133296       14.277221      12.500000
                             Unit Value at End of Year        17.422887       16.133296      14.277221
                        Number of Units at End of Year          105,122          99,515         51,802
Investment Quality Bond Trust - Series II
                           Unit Value at Start of Year        14.006517       13.311657      12.500000
                             Unit Value at End of Year        14.381138       14.006517      13.311657
                        Number of Units at End of Year           85,289         137,550         78,495
Total Return Trust - Series II
                           Unit Value at Start of Year        13.685592       13.300010      12.500000
                             Unit Value at End of Year        14.059682       13.685592      13.300010
                        Number of Units at End of Year          435,854         566,374        396,702

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Real Return Bond Trust - Series II
                           Unit Value at Start of Year        12.937290       12.500000
                             Unit Value at End of Year        13.801190       12.937290
                        Number of Units at End of Year          100,383          58,343
U. S. Government Securities Trust - Series II
                           Unit Value at Start of Year        13.044856       13.086765      12.500000
                             Unit Value at End of Year        13.143837       13.044856      13.086765
                        Number of Units at End of Year          265,357         432,596        245,705
Money Market Trust - Series II
                           Unit Value at Start of Year        12.236045       12.423303      12.500000
                             Unit Value at End of Year        12.077955       12.236045      12.423303
                        Number of Units at End of Year          363,462         228,877        363,599
Lifestyle Aggressive 1000 Trust - Series II
                           Unit Value at Start of Year        13.227795        9.992622      12.500000
                             Unit Value at End of Year        15.062247       13.227795       9.992622
                        Number of Units at End of Year          250,519         219,644         99,657
Lifestyle Growth 820 Trust - Series II
                           Unit Value at Start of Year        13.529929       10.652927      12.500000
                             Unit Value at End of Year        15.212876       13.529929      10.652927
                        Number of Units at End of Year        1,741,522       1,520,746        631,146
Lifestyle Balanced 640 Trust - Series II
                           Unit Value at Start of Year        13.768789       11.318976      12.500000
                             Unit Value at End of Year        15.320561       13.768789      11.318976
                        Number of Units at End of Year        2,147,299       1,902,040        640,910
Lifestyle Moderate 460 Trust - Series II
                           Unit Value at Start of Year        13.726448       11.873154      12.500000
                             Unit Value at End of Year        14.954394       13.726448      11.873154
                        Number of Units at End of Year          649,668         587,221        279,254
Lifestyle Conservative 280 Trust - Series II
                           Unit Value at Start of Year        13.632204       12.455071      12.500000
                             Unit Value at End of Year        14.513110       13.632204      12.455071
                        Number of Units at End of Year          257,387         365,880        221,760
Aggressive Growth Trust - Series II
                           Unit Value at Start of Year        12.504379        9.541075      12.500000
                             Unit Value at End of Year        13.398018       12.504379       9.541075
                        Number of Units at End of Year           90,073         103,156         64,297
Diversified Bond Trust - Series II
                           Unit Value at Start of Year        13.505491       13.160436      12.500000
                             Unit Value at End of Year        13.734656       13.505491      13.160436
                        Number of Units at End of Year           85,622         106,307         70,827
Overseas Trust - Series II
                           Unit Value at Start of Year        13.578018        9.629170      12.500000
                             Unit Value at End of Year        14.862517       13.578018       9.629170
                        Number of Units at End of Year          145,592          37,591         19,627
Small Company Blend Trust - Series II
                           Unit Value at Start of Year        12.412061        9.059320      12.500000
                             Unit Value at End of Year        13.033916       12.412061       9.059320
                        Number of Units at End of Year           71,277          90,696         53,391

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Strategic Growth Trust - Series II
                           Unit Value at Start of Year        12.860371       10.352231      12.500000
                             Unit Value at End of Year        13.409417       12.860371      10.352231
                        Number of Units at End of Year          140,760         156,701        127,270
Science & Technology Trust - Series I
                           Unit Value at Start of Year         8.837861        5.988905      10.304778       12.500000
                             Unit Value at End of Year         8.746927        8.837861       5.988905       10.304778
                        Number of Units at End of Year          167,848         331,907        150,920          55,036
Pacific Rim Trust - Series I
                           Unit Value at Start of Year        13.999250       10.138893      11.814713       12.500000
                             Unit Value at End of Year        16.056601       13.999250      10.138893       11.814713
                        Number of Units at End of Year            6,213          12,978         18,651             912
Health Sciences Trust - Series I
                           Unit Value at Start of Year        12.575813        9.409123      13.180193       12.500000
                             Unit Value at End of Year        14.227479       12.575813       9.409123       13.180193
                        Number of Units at End of Year          145,164         165,233        176,335          46,697
Emerging Small Company Trust - Series I
                           Unit Value at Start of Year        11.531676        8.410923      12.108565       12.500000
                             Unit Value at End of Year        16.879552       11.531676       8.410923       12.108565
                        Number of Units at End of Year               52         127,291        110,428          25,841
Small Cap Index Trust - Series I
                           Unit Value at Start of Year        13.690899        9.570860      12.422319       12.500000
                             Unit Value at End of Year        15.760164       13.690899       9.570860       12.422319
                        Number of Units at End of Year           59,294          63,048         94,702           7,324
Dynamic Growth Trust - Series I
                           Unit Value at Start of Year         9.568210        7.557425      10.752178       12.500000
                             Unit Value at End of Year        10.326423        9.568210       7.557425       10.752178
                        Number of Units at End of Year          225,775         268,434         46,340          24,817
Mid Cap Stock Trust - Series I
                           Unit Value at Start of Year        13.244140        9.483712      12.482364       12.500000
                             Unit Value at End of Year        15.468345       13.244140       9.483712       12.482364
                        Number of Units at End of Year          214,910         285,760        195,459          53,822
All Cap Growth Trust - Series I
                           Unit Value at Start of Year        10.950696        8.635618      11.643403       12.500000
                             Unit Value at End of Year        11.444916       10.950696       8.635618       11.643403
                        Number of Units at End of Year           64,513          97,820         93,012          27,423
Strategic Opportunities Trust - Series I
                           Unit Value at Start of Year         8.075022        6.539831      10.885446       12.500000
                             Unit Value at End of Year         8.898420        8.075022       6.539831       10.885446
                        Number of Units at End of Year           64,683          81,657         92,531          22,580
Financial Services Trust - Series I
                           Unit Value at Start of Year        12.466911        9.511759      11.805755       12.500000
                             Unit Value at End of Year        13.501225       12.466911       9.511759       11.805755
                        Number of Units at End of Year          131,727         132,728        147,104          30,899
International Stock Trust - Series I
                           Unit Value at Start of Year        11.417982        8.932575      11.625360       12.500000
                             Unit Value at End of Year        12.949312       11.417982       8.932575       11.625360
                        Number of Units at End of Year           67,431          76,243         81,325          27,818

                                                                Year            Year            Year           Year
                                                                Ended          Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
International Small Cap Trust - Series I
                           Unit Value at Start of Year        14.505634        9.541288      11.677685       12.500000
                             Unit Value at End of Year        17.229899       14.505634       9.541288       11.677685
                        Number of Units at End of Year           21,580          28,195         49,057          11,321
International Equity Index A Trust - Series I
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.620416
                        Number of Units at End of Year           24,487
International Value Trust - Series I
                           Unit Value at Start of Year        13.702625        9.640492      11.958679       12.500000
                             Unit Value at End of Year        16.340688       13.702625       9.640492       11.958679
                        Number of Units at End of Year          104,824         116,289         97,258          12,424
Quantitative Mid Cap Trust - Series I
                           Unit Value at Start of Year        11.396411        8.384271      11.047303       12.500000
                             Unit Value at End of Year        13.217161       11.396411       8.384271       11.047303
                        Number of Units at End of Year           23,133          12,693         20,554             639
Mid Cap Index Trust - Series I
                           Unit Value at Start of Year        13.525824       10.243985      12.306843       12.500000
                             Unit Value at End of Year        15.370988       13.525824      10.243985       12.306843
                        Number of Units at End of Year           76,236          75,013        111,154          16,546
Global Trust - Series I
                           Unit Value at Start of Year        11.268996        9.010705      11.353229       12.500000
                             Unit Value at End of Year        12.687743       11.268996       9.010705       11.353229
                        Number of Units at End of Year          112,476         100,494         93,038          14,279
Capital Appreciation Trust - Series I
                           Unit Value at Start of Year        10.254916        8.072512      11.858037       12.500000
                             Unit Value at End of Year        11.000004       10.254916       8.072512       11.858037
                        Number of Units at End of Year           94,529         109,634        103,157          20,129
All Cap Core Trust - Series I
                           Unit Value at Start of Year        11.074927        8.580476      11.696894       12.500000
                             Unit Value at End of Year        12.640273       11.074927       8.580476       11.696894
                        Number of Units at End of Year           51,222          47,477         24,767           3,148
Large Cap Growth Trust - Series I
                           Unit Value at Start of Year        10.642123        8.654260      11.430412       12.500000
                             Unit Value at End of Year        11.086209       10.642123       8.654260       11.430412
                        Number of Units at End of Year          254,429         251,384        370,673          40,103
Total Stock Market Index Trust - Series I
                           Unit Value at Start of Year        11.708141        9.140988      11.836381       12.500000
                             Unit Value at End of Year        12.835949       11.708141       9.140988       11.836381
                        Number of Units at End of Year           48,624          59,374         51,456           4,897
Blue Chip Growth Trust - Series I
                           Unit Value at Start of Year        11.427637        9.016527      12.133063       12.500000
                             Unit Value at End of Year        12.224988       11.427637       9.016527       12.133063
                        Number of Units at End of Year          205,182         200,869        210,871          69,505
U. S. Large Cap Trust - Series I
                           Unit Value at Start of Year        11.911766        8.857296      12.066364       12.500000
                             Unit Value at End of Year        12.784664       11.911766       8.857296       12.066364
                        Number of Units at End of Year          223,280         198,149        208,756          43,256

                                                                Year            Year           Year            Year
                                                               Ended           Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Strategic Value Trust - Series I
                           Unit Value at Start of Year        10.432501        8.256374      11.558615       12.500000
                             Unit Value at End of Year        12.076407       10.432501       8.256374       11.558615
                        Number of Units at End of Year           69,068          89,700         97,380          22,359
Utilities Trust - Series I
                           Unit Value at Start of Year        10.500964        7.955341      10.605146       12.500000
                             Unit Value at End of Year        13.334453       10.500964       7.955341       10.605146
                        Number of Units at End of Year           41,942          32,834         32,617          15,856
Real Estate Securities Trust - Series I
                           Unit Value at Start of Year        17.031078       12.474170      12.393335       12.500000
                             Unit Value at End of Year        22.063526       17.031078      12.474170       12.393335
                        Number of Units at End of Year           75,797          69,864         82,310          25,944
Small Company Value Trust - Series I
                           Unit Value at Start of Year        15.255705       11.631943      12.602235       12.500000
                             Unit Value at End of Year        18.738753       15.255705      11.631943       12.602235
                        Number of Units at End of Year          291,525         268,943        233,288          63,197
Mid Cap Value Trust - Series I
                           Unit Value at Start of Year        14.076760       11.444511      12.975798       12.500000
                             Unit Value at End of Year        17.189511       14.076760      11.444511       12.975798
                        Number of Units at End of Year          375,914         274,159        264,964          63,706
Value Trust - Series I
                           Unit Value at Start of Year        12.317400        9.046893      11.944310       12.500000
                             Unit Value at End of Year        13.919071       12.317400       9.046893       11.944310
                        Number of Units at End of Year           73,701         113,062        160,771          90,953
All Cap Value Trust - Series I
                           Unit Value at Start of Year        12.056747        8.880934      12.542764       12.500000
                             Unit Value at End of Year        13.716867       12.056747       8.880934       12.542764
                        Number of Units at End of Year           66,655          67,745         53,533          12,061
500 Index Trust - Series I
                           Unit Value at Start of Year        11.231260        8.942069      11.763930       12.500000
                             Unit Value at End of Year        12.149924       11.231260       8.942069       11.763930
                        Number of Units at End of Year          154,538         180,277        188,859          75,325
Fundamental Value Trust - Series I
                           Unit Value at Start of Year        12.633542        9.916901      12.061966       12.500000
                             Unit Value at End of Year        13.857847       12.633542       9.916901       12.061966
                        Number of Units at End of Year          404,510         373,487        361,506         116,042
Growth & Income Trust - Series I
                           Unit Value at Start of Year        10.976335        8.837200      11.903453       12.500000
                             Unit Value at End of Year        11.498591       10.976335       8.837200       11.903453
                        Number of Units at End of Year          327,149         394,503        428,051         130,404
Equity-Income Trust - Series I
                           Unit Value at Start of Year        12.723328       10.326336      12.136595       12.500000
                             Unit Value at End of Year        14.332181       12.723328      10.326336       12.136595
                        Number of Units at End of Year          327,655         316,798        469,145          72,763
Income & Value Trust - Series I
                           Unit Value at Start of Year        12.571095       10.129331      12.280120       12.500000
                             Unit Value at End of Year        13.276229       12.571095      10.129331       12.280120
                        Number of Units at End of Year          162,405         159,514        157,833          47,904

                                                                Year            Year           Year            Year
                                                               Ended           Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Global Allocation Trust - Series I
                           Unit Value at Start of Year        10.944234        8.822564      11.709378       12.500000
                             Unit Value at End of Year        12.104837       10.944234       8.822564       11.709378
                        Number of Units at End of Year           34,794          40,883        135,425          11,123
High Yield Trust - Series I
                           Unit Value at Start of Year        13.362964       10.943828      11.977070       12.500000
                             Unit Value at End of Year        14.561077       13.362964      10.943828       11.977070
                        Number of Units at End of Year          150,394         231,535        152,818          23,587
Strategic Bond Trust - Series I
                           Unit Value at Start of Year        14.994155       13.509914      12.636812       12.500000
                             Unit Value at End of Year        15.691734       14.994155      13.509914       12.636812
                        Number of Units at End of Year           58,930          81,169         64,005           7,332
Global Bond Trust - Series I
                           Unit Value at Start of Year        16.888191       14.915657      12.655085       12.500000
                             Unit Value at End of Year        18.266917       16.888191      14.915657       12.655085
                        Number of Units at End of Year           31,689          36,711         43,687           4,688
Investment Quality Bond Trust - Series I
                           Unit Value at Start of Year        14.242579       13.525539      12.539051       12.500000
                             Unit Value at End of Year        14.646103       14.242579      13.525539       12.539051
                        Number of Units at End of Year          147,811         164,404        223,041          70,365
Total Return Trust - Series I
                           Unit Value at Start of Year        14.149209       13.731734      12.779035       12.500000
                             Unit Value at End of Year        14.570278       14.149209      13.731734       12.779035
                        Number of Units at End of Year          398,695         449,544        588,469         194,521
U. S. Government Securities Trust - Series I
                           Unit Value at Start of Year        13.410281       13.434646      12.678773       12.500000
                             Unit Value at End of Year        13.536977       13.410281      13.434646       12.678773
                        Number of Units at End of Year           86,647         210,255        487,625          78,307
Money Market Trust - Series I
                           Unit Value at Start of Year        12.269168       12.432238      12.523480       12.500000
                             Unit Value at End of Year        12.134914       12.269168      12.432238       12.523480
                        Number of Units at End of Year          170,388         166,699        863,062         551,853
Lifestyle Aggressive 1000 Trust - Series I
                           Unit Value at Start of Year        12.193514        9.211296      11.840156       12.500000
                             Unit Value at End of Year        13.884521       12.193514       9.211296       11.840156
                        Number of Units at End of Year          140,531         122,785        120,911          19,005
Lifestyle Growth 820 Trust - Series I
                           Unit Value at Start of Year        12.655845        9.956305      12.058318       12.500000
                             Unit Value at End of Year        14.228530       12.655845       9.956305       12.058318
                        Number of Units at End of Year        1,053,932         966,730        823,238         148,069
Lifestyle Balanced 640 Trust - Series I
                           Unit Value at Start of Year        13.106824       10.774795      12.195023       12.500000
                             Unit Value at End of Year        14.594574       13.106824      10.774795       12.195023
                        Number of Units at End of Year        1,504,706       1,375,475      1,136,156         245,748
Lifestyle Moderate 460 Trust - Series I
                           Unit Value at Start of Year        13.401637       11.592190      12.311897       12.500000
                             Unit Value at End of Year        14.600514       13.401637      11.592190       12.311897
                        Number of Units at End of Year          372,448         511,850        500,929         159,770

                                                                Year            Year           Year            Year
                                                               Ended           Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002           2001
                                                              ---------       ---------      ---------       --------
Lifestyle Conservative 280 Trust - Series I
                           Unit Value at Start of Year        13.658793       12.478970      12.503081       12.500000
                             Unit Value at End of Year        14.551671       13.658793      12.478970       12.503081
                        Number of Units at End of Year          113,234          96,118        138,479          71,318
Aggressive Growth Trust - Series I
                           Unit Value at Start of Year        10.756101        8.188562      11.122368       12.500000
                             Unit Value at End of Year        11.530542       10.756101       8.188562       11.122368
                        Number of Units at End of Year           93,666         113,266        108,717          29,592
Diversified Bond Trust - Series I
                           Unit Value at Start of Year        13.724016       13.371638      12.664622       12.500000
                             Unit Value at End of Year        13.983764       13.724016      13.371638       12.664622
                        Number of Units at End of Year           84,618          86,438         78,504          34,146
Overseas Trust - Series I
                           Unit Value at Start of Year        12.376751        8.769721      11.377732       12.500000
                             Unit Value at End of Year        13.574826       12.376751       8.769721       11.377732
                        Number of Units at End of Year           63,866          30,148         50,642           6,459
Small Company Blend Trust - Series I
                           Unit Value at Start of Year        12.183827        8.888032      12.168505       12.500000
                             Unit Value at End of Year        12.813729       12.183827       8.888032       12.168505
                        Number of Units at End of Year          204,268         207,926        199,977          22,152
Strategic Growth Trust - Series I
                           Unit Value at Start of Year        10.353624        8.317788      11.781186       12.500000
                             Unit Value at End of Year        10.824678       10.353624       8.317788       11.781186
                        Number of Units at End of Year           86,540         115,290        132,025          67,667

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                                   (NO RIDERS)

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004            2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Science & Technology Trust - Series II
                             Unit Value at Start of Year        10.906148        7.368796        9.909366
                               Unit Value at End of Year        10.811722       10.906148        7.368796
                          Number of Units at End of Year        1,201,486       1,130,156         184,060
Pacific Rim Trust - Series II
                             Unit Value at Start of Year        14.772045       10.687117       13.476975
                               Unit Value at End of Year        16.970541       14.772045       10.687117
                          Number of Units at End of Year          334,235         313,910          88,949
Health Sciences Trust - Series II
                             Unit Value at Start of Year        12.746949        9.534743       11.223440
                               Unit Value at End of Year        14.424059       12.746949        9.534743
                          Number of Units at End of Year        1,089,573         772,102         299,587
Emerging Growth Trust - Series II
                             Unit Value at Start of Year        16.158911       12.500000
                               Unit Value at End of Year        16.949671       16.158911
                          Number of Units at End of Year           72,374          28,839
Emerging Small Company Trust - Series II
                             Unit Value at Start of Year        12.428445        9.058585       11.864879
                               Unit Value at End of Year        13.607657       12.428445        9.058585
                          Number of Units at End of Year        1,033,645         835,003         174,849
Small Cap Index Trust - Series II
                             Unit Value at Start of Year        14.025090        9.810708       12.921851
                               Unit Value at End of Year        16.158254       14.025090        9.810708
                          Number of Units at End of Year          649,660         492,023         124,484
Small Company Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        15.044608
                          Number of Units at End of Year           75,065
Dynamic Growth Trust - Series II
                             Unit Value at Start of Year        12.164875        9.578097       11.842904
                               Unit Value at End of Year        13.164527       12.164875        9.578097
                          Number of Units at End of Year          528,200         541,610          87,128
Mid Cap Stock Trust - Series II
                             Unit Value at Start of Year        13.399635        9.595389       11.871001
                               Unit Value at End of Year        15.651048       13.399635        9.595389
                          Number of Units at End of Year        1,750,637       1,301,845         270,179
Natural Resources Trust - Series II
                             Unit Value at Start of Year        17.786425       12.500000
                               Unit Value at End of Year        21.701596       17.786425
                          Number of Units at End of Year          491,491         118,335
All Cap Growth Trust - Series II
                             Unit Value at Start of Year        11.992594        9.451441       11.789116
                               Unit Value at End of Year        12.542810       11.992594        9.451441
                          Number of Units at End of Year          462,122         370,909         124,053

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004            2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Strategic Opportunities Trust - Series II
                             Unit Value at Start of Year         9.831290        7.956590       12.128718
                               Unit Value at End of Year        10.867778        9.831290        7.956590
                          Number of Units at End of Year          371,134         304,615         118,519
Financial Services Trust - Series II
                             Unit Value at Start of Year        13.578107       10.347728       12.638293
                               Unit Value at End of Year        14.702700       13.578107       10.347728
                          Number of Units at End of Year          644,275         585,235         239,270
International Stock Trust - Series II
                             Unit Value at Start of Year        12.765244        9.962987       12.868047
                               Unit Value at End of Year        14.483618       12.765244        9.962987
                          Number of Units at End of Year          509,688         450,208         176,920
International Small Cap Trust - Series II
                             Unit Value at Start of Year        15.534502       10.206568       12.923106
                               Unit Value at End of Year        18.468207       15.534502       10.206568
                          Number of Units at End of Year          508,429         316,160         137,846
International Equity Index A Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.621376
                          Number of Units at End of Year          337,941
American International Trust - Series II
                             Unit Value at Start of Year        16.480578       12.500000
                               Unit Value at End of Year        19.248449       16.480578
                          Number of Units at End of Year        3,491,453         586,657
International Value Trust - Series II
                             Unit Value at Start of Year        14.671519       10.320663       13.194820
                               Unit Value at End of Year        17.515517       14.671519       10.320663
                          Number of Units at End of Year        1,963,880       1,169,969         396,766
Quantitative Mid Cap Trust - Series II
                             Unit Value at Start of Year        13.199297        9.700786       12.291491
                               Unit Value at End of Year        15.305359       13.199297        9.700786
                          Number of Units at End of Year          148,228          89,981          22,133
Mid Cap Index Trust - Series II
                             Unit Value at Start of Year        13.803063       10.446948       13.063020
                               Unit Value at End of Year        15.701105       13.803063       10.446948
                          Number of Units at End of Year          789,337         578,414         153,193
Mid Cap Core Trust - Series II
                             Unit Value at Start of Year        15.135149       12.500000
                               Unit Value at End of Year        16.990840       15.135149
                          Number of Units at End of Year          343,304         201,343
Global Trust - Series II
                             Unit Value at Start of Year        12.737013       10.177657       12.324414
                               Unit Value at End of Year        14.349048       12.737013       10.177657
                          Number of Units at End of Year          328,873         237,217         109,336
Capital Appreciation Trust - Series II
                             Unit Value at Start of Year        11.124546        8.742892       11.443160
                               Unit Value at End of Year        11.951649       11.124546        8.742892
                          Number of Units at End of Year          643,607         565,726         202,403

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004            2003            2002            2001
                                                               ----------       ---------       ---------       ---------
American Growth Trust - Series II
                             Unit Value at Start of Year        15.244028       12.500000
                               Unit Value at End of Year        16.780106       15.244028
                          Number of Units at End of Year        8,375,265       2,475,448
U.S. Global Leaders Growth Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.066805
                          Number of Units at End of Year           71,835
Quantitative All Cap Trust - Series II
                             Unit Value at Start of Year        15.380200       12.500000
                               Unit Value at End of Year        17.347808       15.380200
                          Number of Units at End of Year            6,731           4,328
All Cap Core Trust - Series II
                             Unit Value at Start of Year        12.127142        9.392813       11.157487
                               Unit Value at End of Year        13.843354       12.127142        9.392813
                          Number of Units at End of Year          161,214         179,382         102,575
Large Cap Growth Trust - Series II
                             Unit Value at Start of Year        11.782886        9.564734       11.840595
                               Unit Value at End of Year        12.285043       11.782886        9.564734
                          Number of Units at End of Year        1,476,772       1,240,492         437,895
Total Stock Market Index Trust - Series II
                             Unit Value at Start of Year        12.568032        9.804582       12.003319
                               Unit Value at End of Year        13.795381       12.568032        9.804582
                          Number of Units at End of Year          479,910         525,659         122,800
Blue Chip Growth Trust - Series II
                             Unit Value at Start of Year        12.090745        9.527205       11.661149
                               Unit Value at End of Year        12.942556       12.090745        9.527205
                          Number of Units at End of Year        2,397,411       1,497,368         467,566
U. S. Large Cap Trust - Series II
                             Unit Value at Start of Year        12.664320        9.419481       11.886116
                               Unit Value at End of Year        13.591728       12.664320        9.419481
                          Number of Units at End of Year        1,961,610       1,462,835         642,992
Core Equity Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.055449
                          Number of Units at End of Year          517,680
Strategic Value Trust - Series II
                             Unit Value at Start of Year        11.804094        9.325864       11.883508
                               Unit Value at End of Year        13.676015       11.804094        9.325864
                          Number of Units at End of Year          480,426         330,022          83,925
Large Cap Value Trust - Series II
                             Unit Value at Start of Year        15.764264       12.500000
                               Unit Value at End of Year        18.844382       15.764264
                          Number of Units at End of Year          273,710          81,629
Classic Value Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.745437
                          Number of Units at End of Year          121,626

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004            2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Utilities Trust - Series II
                             Unit Value at Start of Year        13.222661       10.012642       11.514948
                               Unit Value at End of Year        16.807837       13.222661       10.012642
                          Number of Units at End of Year          485,377         347,539         136,524
Real Estate Securities Trust - Series II
                             Unit Value at Start of Year        17.360006       12.702902       13.427582
                               Unit Value at End of Year        22.499805       17.360006       12.702902
                          Number of Units at End of Year        1,321,526         958,408         371,522
Small Cap Opportunities Trust - Series II
                             Unit Value at Start of Year        17.291875       12.500000
                               Unit Value at End of Year        21.342308       17.291875
                          Number of Units at End of Year          254,329          59,939
Small Company Value Trust - Series II
                             Unit Value at Start of Year        15.116060       11.505543       14.080585
                               Unit Value at End of Year        18.576036       15.116060       11.505543
                          Number of Units at End of Year        2,430,543       1,761,384         614,080
Special Value Trust - Series II
                             Unit Value at Start of Year        15.629832       12.500000
                               Unit Value at End of Year        18.440333       15.629832
                          Number of Units at End of Year           55,925          13,039
Mid Cap Value Trust - Series II
                             Unit Value at Start of Year        14.063217       11.425215       13.178405
                               Unit Value at End of Year        17.182183       14.063217       11.425215
                          Number of Units at End of Year        2,841,264       1,871,116         691,652
Value Trust - Series II
                             Unit Value at Start of Year        13.113578        9.618617       12.656613
                               Unit Value at End of Year        14.838145       13.113578        9.618617
                          Number of Units at End of Year          805,980         399,055         135,128
All Cap Value Trust - Series II
                             Unit Value at Start of Year        12.051359        8.867339       11.474899
                               Unit Value at End of Year        13.725754       12.051359        8.867339
                          Number of Units at End of Year        1,166,096         562,813          81,179
500 Index Trust - Series II
                             Unit Value at Start of Year        12.130947        9.652858       11.811211
                               Unit Value at End of Year        13.124674       12.130947        9.652858
                          Number of Units at End of Year        2,010,939       1,481,693         448,996
Fundamental Value Trust - Series II
                             Unit Value at Start of Year        13.552445       10.633144       12.594671
                               Unit Value at End of Year        14.855745       13.552445       10.633144
                          Number of Units at End of Year        2,947,953       1,743,830         515,915
Growth & Income Trust - Series II
                             Unit Value at Start of Year        11.843741        9.525105       11.563082
                               Unit Value at End of Year        12.412328       11.843741        9.525105
                          Number of Units at End of Year        1,647,147       1,357,569         453,624
Quantitative Value Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.500571
                          Number of Units at End of Year            4,284

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
American Growth-Income Trust - Series II
                             Unit Value at Start of Year        15.362725       12.500000
                               Unit Value at End of Year        16.596120       15.362725
                          Number of Units at End of Year        6,992,566       1,544,985
Equity-Income Trust - Series II
                             Unit Value at Start of Year        13.202023       10.702893       12.848754
                               Unit Value at End of Year        14.882379       13.202023       10.702893
                          Number of Units at End of Year        4,038,819       2,428,665         789,636
American Blue Chip Income and Growth Trust - Series II
                             Unit Value at Start of Year        15.273687       12.500000
                               Unit Value at End of Year        16.395088       15.273687
                          Number of Units at End of Year        1,985,698         948,047
Income & Value Trust - Series II
                             Unit Value at Start of Year        12.995332       10.461390       12.065818
                               Unit Value at End of Year        13.730294       12.995332       10.461390
                          Number of Units at End of Year        1,816,378       1,187,425         299,598
PIMCO VIT All Asset Portfolio
                             Unit Value at Start of Year             12.5
                               Unit Value at End of Year        13.848564
                          Number of Units at End of Year           76,998
Global Allocation Trust - Series II
                             Unit Value at Start of Year        11.911549        9.575126       11.800056
                               Unit Value at End of Year        13.183540       11.911549        9.575126
                          Number of Units at End of Year          838,415         241,284          49,036
High Yield Trust - Series II
                             Unit Value at Start of Year        13.891244       11.370655       12.141727
                               Unit Value at End of Year        15.145567       13.891244       11.370655
                          Number of Units at End of Year        2,120,483       1,762,068         284,891
Strategic Bond Trust - Series II
                             Unit Value at Start of Year        14.681293       13.217126       12.681238
                               Unit Value at End of Year        15.363692       14.681293       13.217126
                          Number of Units at End of Year        1,374,409         731,600         199,341
Strategic Income Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year         13.46052
                          Number of Units at End of Year           70,921
Global Bond Trust - Series II
                             Unit Value at Start of Year        16.932377       14.946973       13.065634
                               Unit Value at End of Year        18.331732       16.932377       14.946973
                          Number of Units at End of Year        1,609,236         862,965         266,414
Investment Quality Bond Trust - Series II
                             Unit Value at Start of Year        14.145464       13.410129       12.572482
                               Unit Value at End of Year        14.560248       14.145464       13.410129
                          Number of Units at End of Year          788,314         688,538         287,878
Total Return Trust - Series II
                             Unit Value at Start of Year        13.770063       13.348694       12.525844
                               Unit Value at End of Year        14.181967       13.770063       13.348694
                          Number of Units at End of Year        4,271,882       3,688,116       1,428,781

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Real Return Bond Trust - Series II
                             Unit Value at Start of Year        12.958589       12.500000
                               Unit Value at End of Year        13.858598       12.958589
                          Number of Units at End of Year        2,015,752         694,471
U. S. Government Securities Trust - Series II
                             Unit Value at Start of Year        13.219027       13.228371       12.615206
                               Unit Value at End of Year        13.352760       13.219027       13.228371
                          Number of Units at End of Year        2,276,112       1,868,640         706,239
Money Market Trust - Series II
                             Unit Value at Start of Year        12.263567       12.420152       12.476982
                               Unit Value at End of Year        12.135513       12.263567       12.420152
                          Number of Units at End of Year        2,613,385       2,483,355       1,435,813
Lifestyle Aggressive 1000 Trust - Series II
                             Unit Value at Start of Year        13.261867        9.993367       12.481030
                               Unit Value at End of Year        15.138919       13.261867        9.993367
                          Number of Units at End of Year        3,500,583       1,645,281         174,966
Lifestyle Growth 820 Trust - Series II
                             Unit Value at Start of Year        13.417365       10.537942       12.345414
                               Unit Value at End of Year        15.124169       13.417365       10.537942
                          Number of Units at End of Year       37,246,678       9,147,664       1,221,069
Lifestyle Balanced 640 Trust - Series II
                             Unit Value at Start of Year        13.634469       11.180582       12.327537
                               Unit Value at End of Year        15.209160       13.634469       11.180582
                          Number of Units at End of Year       37,702,364      10,629,539       1,901,755
Lifestyle Moderate 460 Trust - Series II
                             Unit Value at Start of Year        13.733715       11.849812       12.455604
                               Unit Value at End of Year        14.999837       13.733715       11.849812
                          Number of Units at End of Year       11,582,654       4,375,936         898,122
Lifestyle Conservative 280 Trust - Series II
                             Unit Value at Start of Year        13.744482       12.526309       12.551523
                               Unit Value at End of Year        14.669371       13.744482       12.526309
                          Number of Units at End of Year        5,445,174       2,396,267         439,049
Aggressive Growth Trust - Series II
                             Unit Value at Start of Year        12.447664        9.474119       12.392523
                               Unit Value at End of Year        13.370729       12.447664        9.474119
                          Number of Units at End of Year          554,848         513,252         184,567
Diversified Bond Trust - Series II
                             Unit Value at Start of Year        13.565799       13.186201       12.504601
                               Unit Value at End of Year        13.830617       13.565799       13.186201
                          Number of Units at End of Year        7,401,186         695,637         252,850
Overseas Trust - Series II
                             Unit Value at Start of Year        14.150722       10.010302       12.974060
                               Unit Value at End of Year        15.528252       14.150722       10.010302
                          Number of Units at End of Year          570,019         317,889         184,066
Small Company Blend Trust - Series II
                             Unit Value at Start of Year        12.901400        9.393008       12.939785
                               Unit Value at End of Year        13.581778       12.901400        9.393008
                          Number of Units at End of Year        1,057,471         821,306         265,584

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Strategic Growth Trust - Series II
                             Unit Value at Start of Year        11.545878        9.270921       11.176534
                               Unit Value at End of Year        12.069021       11.545878        9.270921
                          Number of Units at End of Year          473,573         463,299         193,976
Science & Technology Trust - Series I
                             Unit Value at Start of Year        12.165419        8.223253       14.113845       16.449799
                               Unit Value at End of Year        12.070466       12.165419        8.223253       14.113845
                          Number of Units at End of Year          354,318         442,928         179,857          57,406
Pacific Rim Trust - Series I
                             Unit Value at Start of Year         8.703482        6.287752        7.308701        7.603140
                               Unit Value at End of Year        10.007594        8.703482        6.287752        7.308701
                          Number of Units at End of Year          112,687         136,386         108,733          61,078
Health Sciences Trust - Series I
                             Unit Value at Start of Year        12.840795        9.583435       13.390760       12.786642
                               Unit Value at End of Year        14.563722       12.840795        9.583435       13.390760
                          Number of Units at End of Year          373,518         522,566         543,042         207,903
Emerging Small Company Trust - Series I
                             Unit Value at Start of Year        16.831817       12.246107       17.585667       17.911806
                               Unit Value at End of Year        16.949671       16.831817       12.246107       17.585667
                          Number of Units at End of Year            6,561         208,059         187,231          45,391
Small Cap Index Trust - Series I
                             Unit Value at Start of Year        12.801395        8.926733       11.557294       11.506253
                               Unit Value at End of Year        14.773203       12.801395        8.926733       11.557294
                          Number of Units at End of Year          111,695         166,389         121,096          14,176
Dynamic Growth Trust - Series I
                             Unit Value at Start of Year         4.149140        3.269019        4.639280        5.329139
                               Unit Value at End of Year         4.489166        4.149140        3.269019        4.639280
                          Number of Units at End of Year          827,660         981,398         289,494         114,862
Mid Cap Stock Trust - Series I
                             Unit Value at Start of Year        10.989664        7.849726       10.305876       10.223407
                               Unit Value at End of Year        12.867467       10.989664        7.849726       10.305876
                          Number of Units at End of Year          378,185         398,229         349,686          81,844
All Cap Growth Trust - Series I
                             Unit Value at Start of Year        16.700075       13.136686       17.667879       18.852247
                               Unit Value at End of Year        17.497591       16.700075       13.136686       17.667879
                          Number of Units at End of Year          113,838         130,133         151,490          35,124
Strategic Opportunities Trust - Series I
                             Unit Value at Start of Year        16.520961       13.346692       22.159728       25.156266
                               Unit Value at End of Year        18.251275       16.520961       13.346692       22.159728
                          Number of Units at End of Year           84,438          96,580         104,292          14,316
Financial Services Trust - Series I
                             Unit Value at Start of Year        12.210054        9.292550       11.504833       12.109477
                               Unit Value at End of Year        13.256232       12.210054        9.292550       11.504833
                          Number of Units at End of Year          280,690         313,309         329,587          79,463
International Stock Trust - Series I
                             Unit Value at Start of Year        11.378475        8.879457       11.527320       12.212749
                               Unit Value at End of Year        12.936882       11.378475        8.879457       11.527320
                          Number of Units at End of Year          122,226         140,930         131,348          35,653

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
International Small Cap Trust - Series I
                             Unit Value at Start of Year        15.750610       10.334358       12.616712       13.367973
                               Unit Value at End of Year        18.755616       15.750610       10.334358       12.616712
                          Number of Units at End of Year           64,365          59,349          57,816          13,083
International Equity Index A Trust - Series I
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.644673
                          Number of Units at End of Year           51,643
International Value Trust - Series I
                             Unit Value at Start of Year        12.045466        8.453467       10.459987       10.762649
                               Unit Value at End of Year        14.400513       12.045466        8.453467       10.459987
                          Number of Units at End of Year          377,884         383,809         345,356          61,580
Quantitative Mid Cap Trust - Series I
                             Unit Value at Start of Year        10.458280        7.674908       10.087326       11.372501
                               Unit Value at End of Year        12.159586       10.458280        7.674908       10.087326
                          Number of Units at End of Year           52,250          51,043          50,378           6,044
Mid Cap Index Trust - Series I
                             Unit Value at Start of Year        14.144608       10.685918       12.805647       12.923685
                               Unit Value at End of Year        16.114510       14.144608       10.685918       12.805647
                          Number of Units at End of Year          152,792         202,602         161,361          28,983
Global Trust - Series I
                             Unit Value at Start of Year        17.329337       13.821990       17.371743       18.932407
                               Unit Value at End of Year        19.560024       17.329337       13.821990       17.371743
                          Number of Units at End of Year          103,717         132,638         153,924          68,230
Capital Appreciation Trust - Series I
                             Unit Value at Start of Year         7.630471        5.991604        8.779269        9.195935
                               Unit Value at End of Year         8.205412        7.630471        5.991604        8.779269
                          Number of Units at End of Year          358,348         387,166         366,979          80,024
All Cap Core Trust - Series I
                             Unit Value at Start of Year        14.643345       11.316875       15.388542       16.428700
                               Unit Value at End of Year        16.754980       14.643345       11.316875       15.388542
                          Number of Units at End of Year           54,411          67,904          75,128          11,150
Large Cap Growth Trust - Series I
                             Unit Value at Start of Year        14.925307       12.107110       15.950869       17.312358
                               Unit Value at End of Year        15.587143       14.925307       12.107110       15.950869
                          Number of Units at End of Year          347,545         379,071         420,217         109,977
Total Stock Market Index Trust - Series I
                             Unit Value at Start of Year         9.635326        7.503914        9.692272       10.176022
                               Unit Value at End of Year        10.589961        9.635326        7.503914        9.692272
                          Number of Units at End of Year          150,518         157,636         135,388          42,924
Blue Chip Growth Trust - Series I
                             Unit Value at Start of Year        20.165015       15.870738       21.302974       21.898240
                               Unit Value at End of Year        21.626140       20.165015       15.870738       21.302974
                          Number of Units at End of Year          273,059         405,084         400,734         169,381
U. S. Large Cap Trust - Series I
                             Unit Value at Start of Year        12.211016        9.057170       12.307781       12.658745
                               Unit Value at End of Year        13.138724       12.211016        9.057170       12.307781
                          Number of Units at End of Year          655,604         627,288         642,670         118,594

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002           2001
                                                               ----------       ---------       ---------       ---------
Strategic Value Trust - Series I
                             Unit Value at Start of Year         9.598785        7.577610       10.581831       11.372482
                               Unit Value at End of Year        11.139193        9.598785        7.577610       10.581831
                          Number of Units at End of Year          186,805         207,736         222,003          43,972
Utilities Trust - Series I
                             Unit Value at Start of Year         9.198854        6.951501        9.243770       10.844677
                               Unit Value at End of Year        11.710274        9.198854        6.951501        9.243770
                          Number of Units at End of Year          252,067         276,737         264,826          76,161
Real Estate Securities Trust - Series I
                             Unit Value at Start of Year        19.215936       14.039348       13.913544       13.919999
                               Unit Value at End of Year        24.956417       19.215936       14.039348       13.913544
                          Number of Units at End of Year          247,494         264,917         266,268          39,205
Small Company Value Trust - Series I
                             Unit Value at Start of Year        15.725754       11.960450       12.925755       12.779817
                               Unit Value at End of Year        19.364563       15.725754       11.960450       12.925755
                          Number of Units at End of Year          610,555         658,413         634,847         137,793
Mid Cap Value Trust - Series I
                             Unit Value at Start of Year        14.113941       11.446104       12.945151       12.507840
                               Unit Value at End of Year        17.278144       14.113941       11.446104       12.945151
                          Number of Units at End of Year          667,733         692,949         725,241         151,681
Value Trust - Series I
                             Unit Value at Start of Year        17.934088       13.139390       17.304087       17.953510
                               Unit Value at End of Year        20.316970       17.934088       13.139390       17.304087
                          Number of Units at End of Year          199,666         171,980         265,249          76,144
All Cap Value Trust - Series I
                             Unit Value at Start of Year        12.049941        8.853798       12.473142       12.358472
                               Unit Value at End of Year        13.743516       12.049941        8.853798       12.473142
                          Number of Units at End of Year          203,269         301,527         276,456         139,769
500 Index Trust - Series I
                             Unit Value at Start of Year         9.247369        7.344179        9.637624       10.191156
                               Unit Value at End of Year        10.028854        9.247369        7.344179        9.637624
                          Number of Units at End of Year          577,609         739,839         825,987         193,219
Fundamental Value Trust - Series I
                             Unit Value at Start of Year        12.211223        9.561490       11.600607       11.960105
                               Unit Value at End of Year        13.428205       12.211223        9.561490       11.600607
                          Number of Units at End of Year          797,463       1,102,100       1,126,983         489,147
Growth & Income Trust - Series I
                             Unit Value at Start of Year        22.509721       18.077695       24.289203       25.399185
                               Unit Value at End of Year        23.639930       22.509721       18.077695       24.289203
                          Number of Units at End of Year          377,834         503,113         534,526         192,389
Equity-Income Trust - Series I
                             Unit Value at Start of Year        24.674518       19.976038       23.419227       23.987293
                               Unit Value at End of Year        27.864315       24.674518       19.976038       23.419227
                          Number of Units at End of Year          450,077         484,523         535,366         133,370
Income & Value Trust - Series I
                             Unit Value at Start of Year        18.972143       15.248938       18.440571       18.678710
                               Unit Value at End of Year        20.086607       18.972143       15.248938       18.440571
                          Number of Units at End of Year          374,814         361,461         315,040          79,229

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Global Allocation Trust - Series I
                             Unit Value at Start of Year         9.578808        7.702576       10.197351       10.834371
                               Unit Value at End of Year        10.621190        9.578808        7.702576       10.197351
                          Number of Units at End of Year           92,760         110,472         137,152          40,851
High Yield Trust - Series I
                             Unit Value at Start of Year        13.891585       11.348366       12.388789       12.878927
                               Unit Value at End of Year        15.175076       13.891585       11.348366       12.388789
                          Number of Units at End of Year          343,184         572,282         426,440         177,553
Strategic Bond Trust - Series I
                             Unit Value at Start of Year        18.851344       16.942885       15.808358       15.636470
                               Unit Value at End of Year        19.777881       18.851344       16.942885       15.808358
                          Number of Units at End of Year          180,879         160,200         118,693          23,734
Global Bond Trust - Series I
                             Unit Value at Start of Year        18.037496       15.890969       13.448939       13.259113
                               Unit Value at End of Year        19.559001       18.037496       15.890969       13.448939
                          Number of Units at End of Year          141,559         135,305         122,886           8,068
Investment Quality Bond Trust - Series I
                             Unit Value at Start of Year        16.662143       15.783782       14.596065       14.548528
                               Unit Value at End of Year        17.177225       16.662143       15.783782       14.596065
                          Number of Units at End of Year          168,152         199,382         241,676          79,417
Total Return Trust - Series I
                             Unit Value at Start of Year        15.819221       15.314133       14.216074       13.912457
                               Unit Value at End of Year        16.330866       15.819221       15.314133       14.216074
                          Number of Units at End of Year          891,028       1,072,260       1,445,513         309,022
U. S. Government Securities Trust - Series I
                             Unit Value at Start of Year        15.569817       15.559146       14.647092       14.436950
                               Unit Value at End of Year        15.756371       15.569817       15.559146       14.647092
                          Number of Units at End of Year          263,651         358,655         516,015         121,534
Money Market Trust - Series I
                             Unit Value at Start of Year        12.697270       12.833898       12.895798       12.857677
                               Unit Value at End of Year        12.589853       12.697270       12.833898       12.895798
                          Number of Units at End of Year          431,108         739,705       1,453,977         651,917
Lifestyle Aggressive 1000 Trust - Series I
                             Unit Value at Start of Year        13.005463        9.800163       12.565579       13.142476
                               Unit Value at End of Year        14.846236       13.005463        9.800163       12.565579
                          Number of Units at End of Year          303,369         188,984         190,227          25,184
Lifestyle Growth 820 Trust - Series I
                             Unit Value at Start of Year        15.100432       11.849829       14.315720       14.735583
                               Unit Value at End of Year        17.019485       15.100432       11.849829       14.315720
                          Number of Units at End of Year        1,371,887       1,278,452       1,181,524         286,359
Lifestyle Balanced 640 Trust - Series I
                             Unit Value at Start of Year        16.463825       13.500740       15.242085       15.555750
                               Unit Value at End of Year        18.378638       16.463825       13.500740       15.242085
                          Number of Units at End of Year        2,007,240       1,711,418       1,494,115         306,070
Lifestyle Moderate 460 Trust - Series I
                             Unit Value at Start of Year        17.486321       15.087623       15.984331       16.172399
                               Unit Value at End of Year        19.098413       17.486321       15.087623       15.984331
                          Number of Units at End of Year          635,589         624,029         557,523         115,445

                                                                  Year            Year            Year            Year
                                                                 Ended            Ended           Ended           Ended
                                                                Dec. 31          Dec. 31         Dec. 31         Dec. 31
                                                                  2004             2003            2002            2001
                                                               ----------       ---------       ---------       ---------
Lifestyle Conservative 280 Trust - Series I
                             Unit Value at Start of Year        18.096503       16.492074       16.482670       16.436319
                               Unit Value at End of Year        19.327860       18.096503       16.492074       16.482670
                          Number of Units at End of Year          314,008         390,941         450,477         132,143
Aggressive Growth Trust - Series I
                             Unit Value at Start of Year        11.831013        8.984433       12.172856       13.583483
                               Unit Value at End of Year        12.714680       11.831013        8.984433       12.172856
                          Number of Units at End of Year          264,572         305,049         289,211          95,319
Diversified Bond Trust - Series I
                             Unit Value at Start of Year        18.084366       17.576042       16.605167       16.388809
                               Unit Value at End of Year        18.472878       18.084366       17.576042       16.605167
                          Number of Units at End of Year          176,824         206,285         225,423          40,386
Overseas Trust - Series I
                             Unit Value at Start of Year        11.418499        8.070566       10.444462       11.328059
                               Unit Value at End of Year        12.555243       11.418499        8.070566       10.444462
                          Number of Units at End of Year          144,765         141,443         165,874          36,514
Small Company Blend Trust - Series I
                             Unit Value at Start of Year        12.133841        8.829509       12.058116       12.219420
                               Unit Value at End of Year        12.793206       12.133841        8.829509       12.058116
                          Number of Units at End of Year          275,802         319,465         322,040          58,747
Strategic Growth Trust - Series I
                             Unit Value at Start of Year         9.625797        7.713797       10.898344       11.491985
                               Unit Value at End of Year        10.089005        9.625797        7.713797       10.898344
                          Number of Units at End of Year          281,922         299,602         337,579          93,971

Units under this series of contracts were first credited under the subaccounts on August 1, 2001 except in the following instances:

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on August 4, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (FORMERLY, THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H)
                              DATED APRIL 30, 2005

MERRILL VARIABLE FUNDS

For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

                                     * * *

Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund (formerly, the Merrill Lynch Developing Capital Markets Fund) discontinued operations and merged into the Merrill Lynch Global Allocation V. I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V. I. Fund.

The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.

                                      * * *

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED
PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains two additional accumulation unit value tables: one reflecting the fees for

GEM and one reflecting the fees for Annual Step Death Benefit. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

                                                                Year            Year           Year            Year
                                                                Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002            2001
                                                              ---------       ---------      ---------       ---------
Merrill Lynch Value Opportunities V.I. Fund
                           Unit Value at Start of Year        13.865460        9.907923      13.262114       12.500000
                             Unit Value at End of Year        15.616999       13.865460       9.907923       13.262114
                        Number of Units at End of Year                -               -              -               -
Merrill Lynch Basic Value V.I. Fund
                           Unit Value at Start of Year        13.028057        9.979306      12.387691       12.500000
                             Unit Value at End of Year        14.180035       13.028057       9.979306       12.387691
                        Number of Units at End of Year                -               -              -               -
Merrill Lynch Global Allocation V.I. Fund
                           Unit Value at Start of Year        17.069232       15.819464
                             Unit Value at End of Year        19.125904       17.069232
                        Number of Units at End of Year                -               -

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001, except in the following instances:

Merrill Lynch Global Allocation V. I. Fund where units were first credited on November 21, 2003.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

                                                                Year            Year           Year            Year
                                                                Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003            2002            2001
                                                              ---------       ---------      ---------       ---------
Merrill Lynch Value Opportunities V.I. Fund
                           Unit Value at Start of Year        15.505126       11.051980      14.756455       12.500000
                             Unit Value at End of Year        17.507612       15.505126      11.051980       14.756455
                        Number of Units at End of Year            7,926          10,803         10,911           7,527
Merrill Lynch Basic Value V.I. Fund
                           Unit Value at Start of Year        12.881154        9.842178      12.186911       12.500000
                             Unit Value at End of Year        14.055326       12.881154       9.842178       12.186911
                        Number of Units at End of Year            5,719           7,270          7,361           1,275
Merrill Lynch Global Allocation V.I. Fund
                           Unit Value at Start of Year        14.908200       13.812889
                             Unit Value at End of Year        16.746399       14.908200
                        Number of Units at End of Year                -               -

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001, except in the following instances:

Merrill Lynch Global Allocation V. I. Fund where units were first credited on November 21, 2003.

                                   VERSION II
                                "Wealthmark ML3"

      ANNUITY SERVICE OFFICE                             MAILING ADDRESS
        601 Congress Street                          Post Office Box 55066
 Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-8226
(617) 663-3000 or (800) 493-8075                         www.scudder.com



                          Prospectus dated May 2, 2005
                                for interests in
        John Hancock Life Insurance Company (U.S.A.) Separate Account H*


                       Interests are made available under

                         WEALTHMARK ML3 VARIABLE ANNUITY

   a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*


Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 44 variable investment options.



Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust-Emerging Markets Portfolio
Credit Suisse Trust Global Small Cap Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund Inc.
AIM V. I. Utilities Fund Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Fixed Income Portfolio
Scudder Strategic Income Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Index 500 Portfolio
SVS Invesco Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner MidCap Growth Portfolio
Scudder Real Estate Securities Portfolio
Scudder Templeton Foreign Value Portfolio
Scudder Mercury Large Cap Core Portfolio
Scudder Conservative Income Strategy Portfolio
Scudder Income & Growth Strategy Portfolio
Scudder Growth & Income Strategy Portfolio
Scudder Growth Strategy Portfolio
Scudder Bond Portfolio


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above or by telephoning (800) 493-8075. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.


*BEFORE JANUARY 1, 2005, WE WERE KNOWN AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)" AND WE REFERRED TO THE VARIABLE ACCOUNT AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H."

In this Prospectus, we refer to the issuer of the contract as "JOHN HANCOCK USA," "WE," "US," "OUR," or "THE COMPANY." Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT").


                                TABLE OF CONTENTS


SUMMARY........................................................        4
FEE TABLES.....................................................        7
  EXAMPLES.....................................................       10
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE
PORTFOLIOS ....................................................       12
    John Hancock USA...........................................       12
    The Variable Account.......................................       12
    The Portfolios.............................................       13
DESCRIPTION OF THE CONTRACT....................................       18
  ELIGIBLE PLANS...............................................       18
  ACCUMULATION PERIOD PROVISIONS...............................       18
    Purchase Payments..........................................       18
    Accumulation Units.........................................       19
    Value of Accumulation Units................................       19
    Net Investment Factor......................................       19
    Maximum Number of Investment Options.......................       21
    Telephone and ElectronicTransactions.......................       21
    Special Transfer Services - Dollar Cost Averaging..........       21
    Asset Rebalancing Program..................................       22
    Withdrawals................................................       22
    Special Withdrawal Services - The Income Plan..............       23
    Death Benefit During Accumulation Period...................       23
  PAY-OUT PERIOD PROVISIONS....................................       25
    General....................................................       25
    Annuity Options............................................       25
    Determination of Amount of the First Variable Annuity
    Payment....................................................       27
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments..........................       27
    Transfers During Pay-out Period............................       27
    Death Benefit During Pay-out Period........................       27
OTHER CONTRACT PROVISIONS......................................       28
    Right to Review............................................       28
    Ownership..................................................       28
    Annuitant..................................................       29
    Beneficiary................................................       29
    Modification...............................................       29
    Our Approval...............................................       29
    Misstatement and Proof of Age, Sex or Survival.............       29
  FIXED ACCOUNT INVESTMENT OPTION..............................       29
  OPTIONAL BENEFITS............................................       31
    GUARANTEED PRINCIPAL PLUS..................................       31
    Annual Step-Up Death Benefit...............................       37
    Enhanced Earnings Death Benefit Rider......................       38
CHARGES AND DEDUCTIONS.........................................       39
    Withdrawal Charges.........................................       40

    Administration Fee.........................................       41
    Distribution Fee...........................................       41
    Mortality and Expense Risks Charge.........................       41

      Reduction or Elimination of Charges and Deductions.......       41
    Taxes......................................................       42
FEDERAL TAX MATTERS............................................       42
  INTRODUCTION.................................................       42
  OUR TAX STATUS...............................................       42
  TAXATION OF ANNUITIES IN GENERAL.............................       43

    Tax Deferral During Accumulation Period....................       43
    Taxation of Partial and Full Withdrawals...................       44
    Taxation of Annuity Benefit Payments.......................       45
    Taxation of Death Benefit Proceeds.........................       45
    Penalty Tax on Premature Distributions.....................       46
    Aggregation of Contracts...................................       46
  QUALIFIED RETIREMENT PLANS...................................       46
    Direct Rollovers...........................................       47
    Loans......................................................       48
  FEDERAL INCOME TAX WITHHOLDING...............................       48
    SPECIAL CONSIDERATIONS FOR PUERTO RICO ANNUITY
    CONTRACTS..................................................       49
GENERAL MATTERS................................................       49
    Asset Allocation Services..................................       49
    Restrictions Under the Texas Optional Retirement
    Program....................................................       49
    Distribution of Contracts..................................       49
    Contract Owner Inquiries...................................       51
    Confirmation Statements....................................       51
    Legal Proceedings..........................................       51
    Voting Interest............................................       51
    Reinsurance Arrangements...................................       51
APPENDIX A: SPECIAL TERMS......................................      A-1

APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE.......      B-1
APPENDIX C: STATE PREMIUM TAXES................................      C-1
APPENDIX D: QUALIFIED PLAN TYPES...............................      D-1
APPENDIX E: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS......      E-1
APPENDIX U: ACCUMULATION UNIT VALUES...........................      U-1

The Table of Contents of the STATEMENT OF ADDITIONAL INFORMATION lists the following subjects that it covers:


GENERAL INFORMATION AND HISTORY.......................................     3
ACCUMULATION UNIT VALUE TABLES........................................     3
SERVICES..............................................................     3
   Independent Auditors...............................................     3
   Servicing Agent....................................................     3
   Principal Underwriter..............................................     3
APPENDIX A: ACCUMULATION UNIT VALUE TABLES............................   A-1
APPENDIX B: AUDITED FINANCIAL STATEMENTS..............................   B-1





Wealthmark ML3 5-1-2005

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.


OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.


Under the contract, the contract owner ("YOU"), make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-four Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the portfolio prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.





Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.


Fixed. Under a fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period we may then make available. Fixed account investment options are not available in the State of Washington and may not be available in certain other states.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



TRANSFERS. During the accumulation period, you may transfer your contract values among the investment options without charge, subject to certain restrictions described under "TRANSFERS AMONG INVESTMENT OPTIONS". During the pay-out period, you may transfer your allocations among the variable account investment options, but transfers from variable account options to the fixed account option or from the fixed account option to variable account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.


Confirmation Statements. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.



DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon death of the owner the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.





ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.


Right to REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it or such other period as required by law. This period may vary by state and age of owner at issue.



Currently Offered Optional Benefits. For the additional charge shown in the Fee Tables, you may elect some, or all, of the following optional benefit riders when you purchase a Wealthmark ML3 contract (availability may vary by state):



      - Guaranteed Principal Plus. Under the Guaranteed Principal Plus rider ("GPP"), we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your contract value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals. In the Prospectus, we refer to the overall amount we guarantee under GPP as the "Guaranteed Withdrawal Balance," "GWB" or "adjusted GWB." We refer to the guaranteed amount that you may withdraw each year as the "Guaranteed Withdrawal Amount" or "GWA." The initial GWB equals your purchase payment(s) for the contract and the initial GWA equals 5% of the initial payment(s). IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

            GPP is available only at contract issue and cannot be revoked once elected. GPP is not available for qualified contracts if you (or any joint owner) are over age 80. For a full description of GPP, including details on available investment options, benefits and limitations, see "OPTIONAL BENEFITS."



      - Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit rider ("Annual Step-Up Death Benefit"), we guarantee a minimum death benefit up to the Maturity Date based on the contract's highest "Anniversary Value" that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step-Up Benefit is available only at contract issue and cannot be revoked once elected. You may not purchase the Annual Step-Up Death Benefit rider, however, if you (or any joint owner) are over age 80.



      - Enhanced Earnings Death Benefit Rider. Under the Enhanced Earnings Death Benefit rider ("EER"), we guarantee that upon the death of any contract owner prior to the maturity date, we will increase the death benefit otherwise payable under the contract by a percentage of earnings, up to a maximum amount. Under EER, we increase the death benefit by 40% of the appreciation in the contract value upon the death of any contract owner if you (and every joint owner) are less than 70 years old when we issue a contract, and by 25% of the appreciation in the contract value if you (or any joint owner) is 70 or older at issue. We reduce the "appreciation in the contract value" proportionally in connection with partial withdrawals of contract value and, in the case of certain qualified contracts, by the amount of any unpaid loans under a contract. EER is available only at contract issue and cannot be revoked once elected.



Previously Offered Optional Benefits. Although this Prospectus principally describes the Wealthmark contract and our currently offered optional benefits, it also provides information about the following optional benefit riders that we previously made available:



      - Guaranteed Retirement Income Benefits. We offered one version ("GRIB II") prior to May, 2003 and a second version ("GRIB III") between May, 2003 and May, 2004 (beginning and end dates may vary by state). These optional benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base our guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the riders. The GRIB riders were available only at contract issue and cannot be revoked once elected.



      - Accelerated Beneficiary Protection Death Benefit. We offered the Accelerated Beneficiary Protection Death Benefit ("ABP") between December, 2003 and December, 2004. ABP provides a guaranteed death benefit amount ("ABP Death Benefit"), which can be increased or decreased as provided in the rider. The ABP Death Benefit replaces any other death benefit under the contract. The ABP rider was available only at contract issue and cannot be revoked once elected. Once ABP is elected, the owner may only be changed to an individual who is the same age or younger than the oldest current owner.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.

                                   FEE TABLES



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Wealthmark ML3 contract. The tables also describe the fees and expenses for older versions of the Wealthmark ML3 contracts, as well as information about optional benefit riders that we no longer make available. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for Wealthmark ML3 Contracts. The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



   Contract Owner Transaction Expenses         WEALTHMARK ML3
-----------------------------------------   ---------------------
Maximum Withdrawal Charge (as % of amount   6% for the first year
withdrawn or surrendered)(A)                  5% for the second
                                                    year
                                            4% for the third year
                                                 0% thereafter
Annual Contract Fee                                 None
Transfer Fee(B)
      Maximum Fee                                   $25
      Current Fee                                   $ 0



(A) THE CHARGE IS TAKEN WITHIN THE SPECIFIED PERIOD OF YEARS MEASURED FROM THE DATE OF PAYMENT.



(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



The following table describes fees and expenses that you will pay periodically during the time that you own the contract. This table does not include annual portfolio operating expenses.



                                                                                        WEALTHMARK ML3
                                                                                        --------------
SEPARATE ACCOUNT ANNUAL EXPENSES(A)
Mortality and expense risks fee                                                             1.25%
Distribution fee                                                                            0.25%
Administration fee- asset based                                                             0.15%
                                                                                           -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.65%

Optional Annual Step-Up Death Benefit Fee(B)                                                0.20%
Optional EER Benefit Fee                                                                    0.20%
                                                                                           -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP-UP BENEFIT FEE AND EER             2.05%
BENEFIT FEE REFLECTED)

Fees DEDUCTED FROM CONTRACT VALUE for Currently Offered Optional Benefits
Guaranteed Principal Plus (as a percentage of Adjusted GWB)(C)
      Maximum fee                                                                           0.75%(B)
      Current fee                                                                           0.30%(B)

Fees Deducted from Contract Value for Previously Offered Optional Benefits

Guaranteed Retirement Income Benefits(D)
(as a percentage of Income Base)
GRIB II                                                                                     0.45%
GRIB III                                                                                    0.50%
Accelerated Beneficiary Protection ("ABP")Death Benefit(E)                                  0.50%
(as a percentage of ABP Death Benefit)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


(B) The charge for the optional Annual Step-Up Death Benefit is 0.05% of the value of the variable investment options if you purchased the rider prior to May, 2003.



(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.



(D) Subject to state availability, the GRIB II was offered from July, 2001 to May 5, 2003 and thereafter in certain states until GRIB III and/or GPP became available. Subject to state availability, GRIB III was offered from May 5, 2003 through May, 2004. GRIB II could not be purchased once a newer version (i.e., GRIB III) became available. GRIB II and GRIB III could not be purchased if you elected to purchase GPP or ABP.



(E) Subject to state availability, ABP was offered from December, 8 2003 through December 31, 2004. This optional benefit could not be purchased, however, if you elected to purchase GPP, GRIB II, or GRIB III.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING Expenses              Minimum(A)        Maximum
-------------------------------------------------      ----------        --------
Range of expenses are deducted from fund assets,
including management fees, Rule 12b-1 fees, other
expenses                                                 0.67%           1.88%



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.63% and 1.84%, respectively. Expense reimbursements may be terminated at any time.


The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.


                                                                                              TOTAL
                                                   MANAGEMENT     RULE 12b-1     OTHER        ANNUAL
PORTFOLIO                                             FEES           FEES       EXPENSES     EXPENSES
---------------------------------------------      ----------     ----------    --------     --------
Alger American Balanced                               0.75%         0.00%         0.12%       0.87%
Alger American Leveraged AllCap                       0.85%         0.00%         0.12%       0.97%
Credit Suisse Trust-Emerging Markets(1)               1.25%         0.00%         0.44%       1.69%
Credit Suisse Trust Global Small Cap(1)               1.25%         0.00%         0.32%       1.57%
Dreyfus I.P. MidCap Stock(2)                          0.75%         0.25%         0.03%       1.03%
Dreyfus Socially Responsible Growth Fund Inc.         0.75%         0.25%         0.06%       1.06%
AIM V.I. Utilities Fund                               0.60%         0.25%         0.41%       1.26%
Scudder Capital Growth(3)                             0.47%         0.25%         0.16%       0.88%
Scudder Global Discovery(3)                           0.98%         0.25%         0.29%       1.52%
Scudder Growth and Income(3)                          0.48%         0.25%         0.16%       0.89%
Scudder Health Sciences(3)                            0.75%         0.25%         0.27%       1.27%
Scudder International(3)                              0.87%         0.25%         0.26%       1.38%
Scudder Aggressive Growth(5)                          0.75%         0.25%         0.41%       1.41%
Scudder Blue Chip(5)                                  0.65%         0.25%         0.18%       1.08%
Scudder Large Cap Value(5)                            0.75%         0.25%         0.18%       1.18%
Scudder Global Blue Chip(5)                           1.00%         0.25%         0.59%       1.84%
Scudder Government & Agency Securities                0.55%         0.25%         0.20%       1.00%
Scudder High Income                                   0.60%         0.25%         0.21%       1.06%
Scudder International Select Equity                   0.75%         0.25%         0.28%       1.28%
Scudder Fixed Income(5)                               0.60%         0.25%         0.18%       1.03%
Scudder Strategic Income(5)                           0.65%         0.25%         0.32%       1.22%
Scudder Money Market                                  0.49%         0.25%         0.17%       0.91%

                                                                                              TOTAL
                                                   MANAGEMENT     RULE 12b-1     OTHER        ANNUAL
PORTFOLIO                                             FEES           FEES       EXPENSES     EXPENSES
---------------------------------------------      ----------     ----------    --------     --------
Scudder Small Cap Growth                              0.65%         0.25%         0.20%       1.10%
Scudder Technology Growth                             0.75%         0.25%         0.22%       1.22%
Scudder Total Return                                  0.55%         0.25%         0.17%       0.97%
SVS Davis Venture Value(5)                            0.95%         0.25%         0.24%       1.44%
SVS Dreman Financial Services(5)                      0.75%         0.25%         0.22%       1.22%
SVS Dreman High Return Equity(5)                      0.73%         0.25%         0.18%       1.16%
SVS Dreman Small Cap Value(5)                         0.75%         0.25%         0.16%       1.16%
SVS Index 500(5),(7)                                  0.20%         0.25%         0.22%       0.67%
SVS INVESCO Dynamic Growth(5)                         1.00%         0.25%         0.63%       1.88%
SVS Janus Growth and Income(5)                        0.75%         0.25%         0.24%       1.24%
SVS Janus Growth Opportunities(5)                     0.75%         0.25%         0.25%       1.25%
SVS MFS Strategic Value(5)                            0.95%         0.25%         0.59%       1.79%
SVS Oak Strategic Equity(5)                           0.95%         0.25%         0.29%       1.49%
SVS Turner MidCap Growth(5)                           1.00%         0.25%         0.31%       1.56%
Scudder Templeton Foreign Value(5),(6)                0.95%         0.25%         0.40%       1.60%
Scudder Mercury Large Cap Core(5),(6),(8)             0.90%         0.25%         0.35%       1.50%
Scudder Conservative Income Strategy(5),(6),(8)       0.15%         0.25%         0.41%       0.81%
Scudder Income & Growth Strategy(5),(6),(8)           0.15%         0.25%         0.41%       0.81%
Scudder Growth & Income Strategy(5),(6),(8)           0.15%         0.25%         0.41%       0.81%
Scudder Growth Strategy(5),(6),(8)                    0.15%         0.25%         0.41%       0.81%
Scudder Real Estate Securities(10)                    0.90%         0.25%         0.52%       1.67%
Scudder Bond(4)                                       0.48%         0.25%         0.22%       0.95%



(1) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time.



(2) The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00%.



(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, A and B share classes respectively: Balanced - Class A (1.00%), Bond - Class A (0.71%), Capital Growth (1.08%, 1.08%), Scudder Global Discovery (1.24%, 1.24%), Growth and Income (1.09%, 1.09%), Scudder Health Sciences (0.95%, 1.35%), International (1.37%, 1.37%), Money Market - Class A (0.68%), and Scudder 21st Century Growth (1.25%, 1.25%).



(4) Estimated since no Class B shares were issued as of December 31, 2004.



(5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS MFS Strategic Value (1.15%, 1.55%), SVS Invesco Dynamic Growth (1.30%, 1.70%), SVS Turner Mid Cap Growth (1.30%, 1.70%), SVS Oak Strategic Equity (1.15%, 1.55%), SVS Davis Venture Value (1.15%, 1.55%), SVS Dreman High Return Equity (0.87%, 1.27%), SVS Focus Value+Growth (0.84%, 1.24%), SVS Eagle Focused Large Cap Growth (1.15%, 1.55%), SVS Dreman Financial Services (0.99%, 1.39% ), SVS Janus Growth Opportunities (0.95%, 1.35%), SVS Janus Growth and Income (0.95%, 1.35%), Scudder Aggressive Growth ( 0.95%, 1.35%), Scudder Technology Growth (0.95%, 1.35%), Scudder Large Cap Value (0.80%, 1.20%), SVS Dreman Small Cap Value (0.84%, 1.24%), Scudder Fixed Income (0.80%, 1.20%), Scudder Strategic Income (1.05%, 1.30%), Scudder Blue Chip (0.95%, 1.35%), SVS Index 500 (0.377%,
0.627%), Scudder Global Blue Chip (1.56%, 1.96%), Scudder Conservative Income Strategy - Class B (0.75%), Scudder Growth & Income Strategy - Class B (0.75%), Scudder Growth Strategy - Class B (0.75%), Scudder Income & Growth Strategy - Class B (0.75%), Scudder Templeton Foreign Value (1.14%, 1.34%) and Scudder Mercury Large Cap Core (1.00%, 1.20%).



(6) Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different.



(7) Management fees have been restated to reflect the new fee schedule effective October 1, 2004.



(8) This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.



(9) Management fees have been restated to reflect the new fee schedule effective May 1, 2005.

(10) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively: (1.10%, 1.50%).



Examples



The following four examples are intended to help you compare the cost of investing in a WEALTHMARK ML3 contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered WEALTHMARK ML3 contracts; one with currently offered optional benefit riders and one without. Examples 3 and 4 pertain to previously issued WEALTHMARK ML3 contracts; one with previously offered optional benefit riders and one without.



Currently offered WEALTHMARK ML3 contracts. The first example assumes that you invest $10,000 in a contract with the Annual Step-Up Death Benefit, EER, and Guaranteed Principal Plus optional riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 1: Maximum portfolio operating expenses- Currently offered WEALTHMARK ML3 Contract with optional riders:



                                                      1 Year       3 Years       5 Years        10 Years
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $1,019       $ 1,799       $ 2,411        $  4,864
applicable time period:

If you annuitize, or do not surrender the contract    $  474       $ 1,434       $ 2,411        $  4,864
at the end of the applicable time period:



The next example assumes that you invest $10,000 in a currently offered WEALTHMARK ML3 contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 2. Minimum portfolio operating expenses - Currently offered WEALTHMARK ML3 Contract with no optional riders:



                                                      1 Year       3 Years       5 Years        10 Years
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $  791       $ 1,115       $ 1,237        $  2,644
applicable time period:

If you annuitize, or do not surrender the contract    $  235       $   723       $ 1,237        $  2,644
at the end of the applicable time period:



WEALTHMARK ML3 contracts with previously offered optional benefit riders. The following example assumes that you invest $10,000 in a contract with the Annual Step-Up Death Benefit, EER and our previously offered GRIB III optional benefit riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios.. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 3. Maximum portfolio operating expenses- WEALTHMARK ML3 Contract with previously offered optional rider:

                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $  993       $ 1,722       $ 2,280        $  4,673
applicable time period:

If you annuitize, or do not surrender the contract    $  447       $ 1,355       $ 2,280        $  4,673
at the end of the applicable time period:



      The fourth example also assumes that you invest $10,000 in a contract, but with no previously offered optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 4. Minimum portfolio operating expenses - WEALTHMARK ML3 Contract with no previously offered optional riders:



                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $  791       $ 1,115       $ 1,237        $  2,644
applicable time period:

If you annuitize, or do not surrender the contract    $  235       $   723       $ 1,237        $  2,644
at the end of the applicable time period:


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

JOHN HANCOCK USA

We are an indirect subsidiary of MFC.


We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



John Hancock USA has received the following ratings from independent rating agencies:


      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's

      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

We use our Variable Account to invest the contract values you allocate to the Portfolio(s)


The Manufacturers Life Insurance Company of North America ("Manulife North America") established the Variable Account on August 24, 1984 as a separate account under the laws of Michigan. When Manulife North America merged with us on January 1, 2002, we became the owner of the Variable Account and reestablished it as one of our separate accounts under the laws of Delaware. As a result of this merger, we became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has forty- four sub-accounts. When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


THE PORTFOLIOS

The Portfolios are mutual funds in which the Variable Account invests.


When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of one of the following so-called "series" type mutual funds:



      -     AIM Variable Insurance Fund


      -     The Alger American Fund

      -     Credit Suisse Trust

      -     Dreyfus Investment Portfolios

      -     The Dreyfus Socially Responsible Growth Fund, Inc.


      -     Scudder Variable Series I


      -     Scudder Variable Series II


      -     Scudder Investments VIT Funds Trust



Each of these mutual funds is registered under the 1940 Act as an open-end management investment company. The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for the applicable Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.


The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.


      - The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.50% of assets may be made by a Portfolio's investment adviser or its affiliates. We or our affiliates pay Scudder Distributors, Inc., the principal underwriter for the Scudder Variable Series I, Scudder Variable Series II and Scudder Investments VIT Funds Trust, a percentage of some or all of the amounts we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.



The following tables contain a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.



                          AIM VARIABLE INSURANCE FUNDS



Portfolio                 Portfolio Manager     Investment Description
-----------------------   ------------------    --------------------------------------------------
AIM V.I. Utilities Fund   AIM Advisors, Inc.    seeks capital appreciation and income by investing
Portfolio (formerly,                            primarily in companies engaged in the utilities
"Invesco VIF-Utilities                          sector.
Fund Portfolio")



                               ALGER AMERICAN FUND
                                (Class C Shares):



Portfolio                 Portfolio Manager     Investment Description
-----------------------   ------------------    -----------------------------------------
Alger American Balanced   Fred Alger            seeks current income and long-term capital
Portfolio                 Management, Inc.      appreciation.

Alger American Leveraged    Fred Alger          seeks long-term capital appreciation.
AllCap Portfolio            Management, Inc.



                              CREDIT SUISSE TRUST:



Portfolio                 Portfolio Manager     Investment Description
----------------------    -------------------   --------------------------------------------------
Credit Suisse             Credit Suisse Asset   seeks long-term growth of capital by investing in
Trust-Emerging Markets    Management, LLC       equity securities of emerging markets.
Portfolio

Credit Suisse Trust       Credit Suisse Asset   seeks long-term growth of capital by investing
Global Small Cap          Management, LLC       primarily in equity securities of U.S. and foreign
Portfolio (formerly,                            companies considered to be in their
"Credit Suisse Trust                            post-venture-capital stage of development.
Global Post-Venture
Capital Portfolio")



                          DREYFUS INVESTMENT PORTFOLIOS
                             (Service Class Shares)



Portfolio                 Portfolio Manager     Investment Description
-------------------       -----------------     ------------------------------------------------------
Dreyfus I.P. MidCap       The Dreyfus           seeks to provide investment results that are greater
Stock Portfolio           Corporation           than the total return performance of publicly traded
                                                common stocks of medium-size domestic companies in the
                                                aggregate, as represented by the Standard & Poors's
                                                MidCap 400(R) Index.*

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                             (Service Class Shares)



Portfolio                 Portfolio Manager     Investment Description
-----------------------   -----------------     ------------------------------------------------------
Dreyfus Socially          The Dreyfus           seeks to provide capital growth with current income as
Responsible Growth Fund   Corporation           a secondary goal by investing in common stocks of
Inc. Portfolio                                  companies that, in the opinion of the Portfolio's
                                                management, not only meet traditional investment
                                                standards, but also conduct their business in a manner
                                                that contributes to the enhancement of the quality of
                                                life in America.



                            SCUDDER VARIABLE SERIES I
                                (Class B Shares)



Portfolio                 Portfolio Manager     Investment Description
-----------------------   -------------------   -------------------------------------------------------
Scudder Capital Growth    Deutsche Investment   seeks to maximize long-term capital growth through a
Portfolio                 Management Americas   broad and flexible investment program.
                          Inc. ("DeIM")

Scudder Global Discovery  DeIM                  seeks above-average capital appreciation over the long
Portfolio                                       term by investing primarily in the equity securities of
                                                small companies located throughout the world.

Scudder Growth and        DeIM                  seeks long-term growth of capital, current income and
Income Portfolio                                growth of income.

Scudder Health Sciences   DeIM                  seeks long-term growth of capital by investing at least
Portfolio                                       80% of total assets, plus the amount of any borrowings
                                                for investment purposes, in common stocks of companies
                                                in the health sector.

Scudder International     DeIM                  seeks long-term growth of capital primarily through
Portfolio                                       diversified holdings of marketable foreign equity
                                                investments.



                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                    Portfolio Manager     Investment Description
-------------------------    -----------------     ------------------------------------------------------
Scudder Aggressive Growth    DeIM                  seeks capital appreciation through the use of
Portfolio                                          aggressive investment techniques.

Scudder Blue Chip            DeIM                  seeks growth of capital and income.
Portfolio

Scudder Large Cap Value      DeIM                  seeks to achieve a high rate of total return.
Portfolio

Scudder Global Blue Chip     DeIM                  seeks long-term capital growth.
Portfolio

Scudder Government &         DeIM                  seeks high current income consistent with preservation
Agency Securities                                  of capital.
Portfolio

Scudder High Income          DeIM                  seeks to provided a high level of current income.
Portfolio(formerly,
"Scudder High Yield
Portfolio")

Scudder International        DeIM                  seeks capital appreciation.
Select Equity Portfolio

Scudder Fixed Income         DeIM                  seeks high current income.
Portfolio (formerly,
"Scudder Investment Grade
Bond Portfolio")

                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                    Portfolio Manager     Investment Description
-------------------------    -----------------     ------------------------------------------------------
Scudder Strategic Income     DeIM                  seeks high current return through investing mainly in
Portfolio                                          Bonds issued by US and foreign corporations and
                                                   governments.

Scudder Money Market         DeIM                  seeks maximum current income to the extent consistent
Portfolio                                          with stability of principal.

Scudder Small Cap Growth     DeIM                  seeks maximum appreciation of investors' capital.
Portfolio

Scudder Technology Growth    DeIM                  seeks growth of capital.
Portfolio

Scudder Total Return         DeIM                  seeks high total return, a combination of income and
Portfolio                                          capital appreciation.

SVS Davis Venture Value      DeIM                  seeks growth of capital.
Portfolio

SVS Dreman Financial         DeIM                  seeks long-term capital appreciation.
Services Portfolio

SVS Dreman High Return       DeIM                  seeks to achieve a high rate of total return.
Equity Portfolio

SVS Dreman Small Cap         DeIM                  seeks long-term capital appreciation.
Value Portfolio

SVS Index 500 Portfolio      DeIM                  seeks returns that, before expenses, correspond to the
                                                   total return of U.S. common stocks as represented by
                                                   the Standard & Poor's 500 Companies Stock Price
                                                   Index.*

SVS Invesco Dynamic          DeIM                  seeks long-term capital growth.
Growth Portfolio

SVS Janus Growth and         DeIM                  seeks long-term capital growth and current income.
Income Portfolio

SVS Janus Growth             DeIM                  seeks long-term growth of capital in a manner
Opportunities Portfolio                            consistent with the preservation of capital.

SVS MFS Strategic Value      DeIM                  seeks capital appreciation.
Portfolio

SVS Oak Strategic Equity     DeIM                  seeks long-term capital growth.
Portfolio

SVS Turner MidCap Growth     DeIM                  seeks capital appreciation.
Portfolio

Scudder Templeton Foreign    DeIM                  seeks long-term capital growth by investing, under
Value Portfolio                                    normal market conditions, at least 80% of its net
                                                   assets in equity securities of companies outside the
                                                   U.S., including emerging markets.

Scudder Mercury Large Cap    DeIM                  seeks long-term capital growth by investing primarily
Core Portfolio                                     in a diversified portfolio of equity securities of
                                                   large-cap companies located in the U.S.

Scudder Conservative         DeIM                  seeks current income and, as a secondary objective,
Income Strategy Portfolio                          long-term growth of capital.

Scudder Income & Growth      DeIM                  seeks a balance of current income and long-term growth
Strategy Portfolio                                 of capital with an emphasis on current income.

Scudder Growth & Income      DeIM                  seeks a balance of long-term growth of capital and
Strategy Portfolio                                 current income with an emphasis on growth of capital.

Scudder Growth Strategy      DeIM                  seeks long-term growth of capital.
Portfolio

                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                    Portfolio Manager     Investment Description
----------------------       -----------------     ----------------------------------------------------
Scudder Bond Portfolio       DeIM                  Seeks to provide a high level of income consistant
                                                   with a high quality portfolio of debt securities.
                                                   Under normal circumstances, the portfolio invests at
                                                   least 80% of net assets, plus the amount of any
                                                   borrowings for investment purposes, in bonds of any
                                                   maturity.



                       SCUDDER INVESTMENTS VIT FUNDS TRUST
                               (Class B Shares):



Portfolio                    Portfolio Manager     Investment Description
-------------------------    -----------------     -------------------------------------------------------
Scudder Real Estate          Deutsch Asset         seeks long-term capital appreciation and current income
Securities Portfolio         Management, Inc.      by investing primarily in real estate securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.


If shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT


ELIGIBLE PLANS


The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.




ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


We may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:



      - You purchase your contract through a 1035 exchange or qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.



      - You purchase more than one new contract and such contracts cannot be combined AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.


      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.


      -



      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.


If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic procedures described herein).


ACCUMULATION UNITS

The value of an investment account is measured in "accum-ulation units," which vary in value with the performance of the underlying Portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us , by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.


To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE AND ELECTRONICTRANSACTIONS



We permit you to make certain types of transactions by telephone or electronically through the internet.



When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:



      -     By calling us at 1-800-493-8075, or



      - By the internet (electronically) through the website at www.scudder.com



To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.



We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



      Any loss or theft of your password, or



      Any unauthorized use of your password



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.



All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the DCA fixed account investment option to other variable account investment options until the amount in the investment option from which the transfer is made is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.




Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office:



      -     a certified copy of a death certificate; or


      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.


      -     Withdrawal charges will be waived for all future distributions.


      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits)., the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


            Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional rider.




Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

Annuity benefit payments may be paid in several ways

GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.



The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS


Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first benefit annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.



The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS


RIGHT TO REVIEW


You have a ten-day right to cancel your contract


You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. Unless you instruct us otherwise, we will place your purchase payments in the Money Market investment option.


OWNERSHIP

You are entitled to exercise all rights under your contract


The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.



In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract at the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION


We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.




MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

The fixed account investment option is not a security

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      the liability to pay contractual claims under the contracts is assumed by another insurer, or we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

The fixed account in-vestment option guarantees interest of at least 3%.


INVESTMENT OPTIONS. We may make available a fixed account investment option . Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to the one-year fixed investment account from time-to-time . In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.



We may establish a DCA fixed account investment option under the DCA program to make automatic transfers to one or more variable account investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).



A one year fixed account investment option is available for contracts issued prior to October 7, 2002. New purchase payments under these contracts may not be allocated to the one-year fixed account investment option but transfers from the variable account investment options will be permitted.



For contracts issued on and after October 7, 2002, purchase payments and transfers to the 1 year fixed account option are not allowed.



INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to a fixed account investment option, if available, at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to a fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"


LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX MATTERS-QUALIFIED RETIREMENT PLANS LOANS"). The loan privilege will not be available to such contracts if the Guaranteed Principal Plus optional benefit is elected.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS




GUARANTEED PRINCIPAL PLUS


Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:


      -     GPP is available for sale in the state where the contract is sold;


      - your entire contract value is invested in accordance with the investment options available with Guaranteed Principal Plus;


      - the oldest owner has not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. (See "GPP Fee" below).


Prior to discussing how GPP works, it is important for you to understand the following definitions:

Guaranteed Withdrawal   The total amount available for future periodic
      Balance           withdrawals under GPP
       "GWB"
                        The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal   The amount guaranteed to be available each contract year
      Amount            for withdrawal under GPP until the GWB is depleted.
      "GWA"
                        The initial GWA is equal to 5% of initial GWB.

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

GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. Withdrawals under GPP will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period)


SINCE THE BENEFIT OF GPP IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF GPP MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GPP, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GPP.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

      -     exceed $100,000 or

      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70-1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      -     the contract value immediately after the withdrawal; or

      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

      -     the GWA immediately prior to the purchase payment; or

      -     the lesser of:

            -     5% of the GWB immediately after the purchase payment; or

            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

      -     the GWA immediately prior to the Bonus; or

      -     5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

      -     the GWA immediately prior to the Step-Up of the GWB; or

      -     5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

      -     the GWA immediately prior to the withdrawal; or

      -     5% of the greater of:

            -     the contract value immediately after the withdrawal; or

            -     the GWB immediately after the withdrawal.

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

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

      -     are paid to the owner:

            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59-1/2 Distributions"); or

            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59-1/2 Distributions and Required Minimum Distributions); or

      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF MARCH 1, 2004 APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS under tax law for such distributions may change and the life expectancy amount calculation provided under gpp may not be sufficient to satisfy the requirements under tax law for these types of distributions. in such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the life expectancy amount and may result in a reset of the GWB and the GWA. please discuss these matters with your tax advisor prior to electing GPP.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate GPP. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")


INVESTMENT OPTIONS. The following portfolios are currently available for contracts issued with GPP.


      Scudder Conservative Income Strategy
      Scudder Income & Growth Strategy
      Scudder Growth & Income Strategy
      Scudder Growth Strategy


      Scudder Money Market



If you elect GPP, during the entire period GPP is in effect, 100% of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (if available) to dollar cost average from the DCA fixed account investment option or the Money Market portfolio to the Portfolios.





You should consult with your financial advisor to assist you in determining which portfolios available with gpp are best suited for your financial needs and risk tolerance. See appendix e for portfolios that were available for contracts issued with GPP prior to august 16, 2004 .



For more information regarding these portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such portfolios, please see the "GENERAL INFORMATION
ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this prospectus as well as the portfolio's prospectus. the portfolio's prospectus should be read carefully before investing.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:

      -     depletion of the GWB;

      -     the Maturity Date;

      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      -     depletion of the contract value, unless GPP is in its Settlement
            Phase; or

      -     termination of the contract.

GPP FEE. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.

We reserve the right to increase the GPP fee on the effective date of each Step-Up. In such a situation, the GPP fee will never exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                PURCHASE           WITHDRAWAL           GWB ON CONTRACT
CONTRACT YEAR   PAYMENTS    GWA      TAKEN      BONUS     ANNIVERSARY
-------------   --------   -----   ----------   -----   ---------------
  At issue      100,000                                     100,000
      1               0    5,000        5,000     0          95,000
      2               0    5,000        5,000     0          90,000
      3               0    5,000        5,000     0          85,000
      4               0    5,000        5,000     0          80,000
      5               0    5,000        5,000     0          75,000
     10               0    5,000        5,000     0          50,000
     20               0    5,000        5,000     0               0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                           GWA AFTER                          GWB ON
                PURCHASE   PURCHASE     WITHDRAWAL           CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT       TAKEN     BONUS   ANNIVERSARY
-------------   --------   ---------   ----------   -----   -----------
   At issue     100,000                                       100,000
      1               0      5,000           0      5,000     105,000
      2          10,000      5,750           0      5,500     120,500
      3               0      6,025       6,025          0     114,475
      4               0      6,025           0      5,500     119,975
      5               0      6,025           0      5,500     125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).



                                                     HYPOTHETICAL
                                                    CONTRACT VALUE
                           GWA AFTER                 ON CONTRACT               GWB ON
                PURCHASE   PURCHASE    WITHDRAWAL    ANNIVERSARY              CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT      TAKEN      [PRIOR TO FEE]   BONUS   ANNIVERSARY
-------------   --------   ---------   ----------   --------------   -----   -----------
   At issue     100,000                                                        100,000
      1               0      5,000        5,000        102,000         0        95,000
      2               0      5,000        5,000        103,828         0        90,000
      3               0      5,000        5,000        105,781         0       105,781
      4               0      5,289        5,289         94,946         0       100,492
      5               0      5,289       10,000         79,898         0        79,898



The addition of GPP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, GPP contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of GPP, especially at older ages.



ANNUAL STEP-UP DEATH BENEFIT



You may elect the optional Annual Step-Up Death Benefit for an additional charge of 0.20% Of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. See appendix e for contracts issued prior to may 5, 2003. Election of this

Optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional annual Step-Up death benefit rider is the greater of:



      -     The death benefit described above; or



      -     the annual Step-Up death benefit.



The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. Therefore, if the oldest owner of a contract is age 80 or older, the optional Annual Step-Up Death Benefit Rider may not be elected.



The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



      (i) is equal to the optional annual Step-Up Death Benefit prior to the withdrawal and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



If the beneficiary under the contract is the contract owner's surviving spouse and elects to continue the contract, the contract and the Optional Annual Step-Up Death Benefit will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.



Termination of the Optional Annual Step-Up Death Benefit. The Optional Annual Step-Up Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.



Annual Step-Up Death Benefit Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step-Up Death Benefit.



QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the Optional Annual Step-Up Death Benefit Rider) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.



The addition of the Annual Step-Up Death Benefit to a contract may not always be in your interest since an additional fee is imposed for this benefit.



ENHANCED EARNINGS DEATH BENEFIT RIDER.



You may elect the optional Enhanced Earnings Death Benefit Rider for an additional annual charge of 0.20% of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of EER may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.



The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.



If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.



The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



      (i)   is equal to the ERP benefit prior to the withdrawal and



      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



If the beneficiary under the contract is the deceased owner's spouse and elects to continue the contract, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.



For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the EER benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.



Termination of EER. EER will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the EER benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including EER) as the new owner.



EER Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each subaccount for EER.



Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.



The election of EER on a contract may not always be in your interest since an additional fee is imposed for this benefit.


CHARGES AND DEDUCTIONS


Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.


Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.


Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT    WITHDRAWAL CHARGE PERCENTAGE
----------------------------    ----------------------------
              0                              6%
              1                              5%
              2                              4%
             3+                              0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.





The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal Charge. (See appendix e for contracts issued prior to april, 2003).


There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.




ADMINISTRATION FEE


We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, Assuming no optional rider has been elected.


A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.



REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS



The amount of the charges and deductions may be reduced or eliminated for certain contracts. These contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.



      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.



      - The nature of the group or class for which the contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of contracts.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.



      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.



      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.



If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a contract is issued to officers, trustees, directors or employees (or a relative thereof) of us or of the company, the trust or any of their affiliates. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.


Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 4.0% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.





FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the variable account, but the operations of the variable account may reduce our federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the variable account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the variable account in the future, but if we are, we may impose a corresponding charge against the Variable Account.



TAXATION OF ANNUITIES IN GENERAL



Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),


      - the investments of the Variable Account must be "adequately diversified" in accordance [WITH] IRS regulations


      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

ON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after june 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the variable account will be considered "adequately diversified."


OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.


A treasury decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no Comprehensive guidance on this point has been issued. In rev. Rul. 2003-91, However, the irs ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings . We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful[, however.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., GPP, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS


A portion of each annu-ity payment is usually taxable as ordinary in-come.


Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

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

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 -1/2 may incur a 10% penalty tax

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.


If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the Guaranteed Principal Plus Rider, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


if the contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before You Receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS


A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The Loan Privilege Will Not be Available to Such Contracts If the Guaranteed Principal Plus Optional Benefit is Elected. the Requirements and Limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.


When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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


SPECIAL CONSIDERATIONS FOR PUERTO RICO ANNUITY CONTRACTS



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the contract and the annuitant's life expectancy. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a competent tax adviser before purchasing an annuity contract.


GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS


We Pay Compensation for Sales of the Contracts.



John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors] is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.



Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JH Distributors directly or indirectly may make additional payments in the form of cash, other special compensation or reimbursement of expenses to selling broker-dealers. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


From Time to Time, We May utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55066, Boston, Massachusetts 02205-8226.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.


BUSINESS DAY: Any day on which the new york stock exchange is open for business and the net asset value of a portfolio is determined.


COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY: In the case of an individual annuity contract, the anniversary of the contract date.


CONTRACT DATE: The date of issue of the contract.


CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.


DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office:


      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.


Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms [FROM ALL BENEFICIARIES] at the our Annuity Service Office.


FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.


GENERAL ACCOUNT: All the assets of the company other than assets in separate accounts.

GROUP HOLDER: In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT: An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.




NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.


PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor or additional mutual funds.

PURCHASE PAYMENT: An amount paid to us by a contract owner as consideration for the benefits provided by the contract.



QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of John Hancock USA that is not commingled with the John Hancock USA's general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.





VALUATION PERIOD: Any period from one business day to the next, measured from the time on each such date that the net asset value of each portfolio is determined.


VARIABLE ACCOUNT: The Variable Account, which is a separate account of the John Hancock USA.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    WITHDRAWAL CHARGE
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------   --------------   ---------------   ----------   -------   -------
   1           55,000           5,000 (A)       50,000        6%      3,000
   2           50,500           5,000 (B)       45,500        5%      2,275
   3           35,000           5,000 (C)       45,000        4%      1,800
   4           70,000          20,000 (D)       50,000        0%          0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    WITHDRAWAL CHARGE
CONTRACT VALUE       REQUESTED            AMOUNT        LIQUIDATED   PERCENT    AMOUNT
--------------   ------------------   ---------------   ----------   -------    ------
    65,000              2,000            15,000 (A)            0        5%          0
    49,000              5,000             3,000 (B)        2,000        5%        100
    52,000              7,000             4,000 (C)        3,000        5%        150
    44,000              8,000                 0 (D)        8,000        5%        400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                     TAX RATE
                    ---------------------------------------------
     STATE          QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------------     -------------------   -----------------------
CALIFORNIA                  0.50%                  2.35%
GUAM                        4.00%                  4.00%
MAINE (A)                   0.00%                  2.00%
NEVADA                      0.00%                  3.50%
PUERTO RICO                 1.00%                  1.00%
SOUTH DAKOTA (A)            0.00%                  1.25%
WEST VIRGINIA               1.00%                  1.00%
WYOMING                     0.00%                  1.00%



A  We pay premium tax upon receipt of premium

                        APPENDIX D: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.


The contract may be issued with certain death benefits or an optional benefit such as GPP. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:


      -     made after the owner attains age 59-1/2; [or]


      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.


As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefits or an optional benefit such as GPP, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefits as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as GPP, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

            APPENDIX E: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated upon surrender of the contract on a "first in, first out" (FIFO) basis for the purposes of calculating the withdrawal charge.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT. For contracts issued prior to May 5, 2003, the fee for the optional Annual Step Death Benefit is 0.05% of the value of the variable investment accounts.


Guaranteed Principal Plus. Guaranteed Principal Plus (GPP) was not available for contracts issued prior to December 8, 2003. For applications received on or after December 8, 2003 and prior to August 16, 2004, the Model Allocations listed below were among the available investment options. These Model Allocations are no longer available for new contracts issued with GPP. If you did not have allocations in one of these models as of August 16, 2004, then these Model Allocations are no longer available to you. In this case, the portfolios currently available with GPP are the only investment options available to you (see Guaranteed Principal Plus - Investment Options).:



If you did have allocations in one of the Model Allocations listed below as of August 16, 2004 and continue to have allocations to that Model, then that Model Allocation remains available to you subject to the following requirements:



- You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the Portfolios provided 100% of your contract value is transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.



- If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such Model Allocation.



- If you are currently participating in our DCA program (by transferring from the DCA fixed account investment option into your particular model allocation), such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the Portfolios provided 100% of such monies are transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.



Model Allocations. The following eight Model Allocations were available for contracts issued with GPP prior to august 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



                                         Percentage                Portfolio Name
       Model Allocation Name            of Allocation
Scudder Conservative Income Strategy        64.00%       Scudder Fixed Income
                                             5.00%       Scudder High Income
                                             5.00%       Scudder Strategic Income
                                             4.00%       Scudder Capital Growth
                                             3.00%       Scudder International
                                             3.00%       Svs Janus Growth and Income
                                             3.00%       Svs Mfs Strategic Value
                                             2.00%       Scudder Blue Chip
                                             2.00%       Scudder Growth and Income
                                             2.00%       Scudder Real Estate Securities
                                             1.00%       Scudder Large Cap Value
                                             1.00%       Scudder Global Discovery
                                             1.00%       Scudder International Select Equity
                                             1.00%       Scudder Small Cap Growth
                                             1.00%       Svs Davis Venture Value
                                             1.00%       Svs Dreman High Return Equity
                                             1.00%       Svs Dreman Small Cap Value

                                     Percentage                Portfolio Name
     Model Allocation Name          of Allocation
Scudder Growth Strategy                 14.00%       Scudder International
                                        14.00%       Scudder Capital Growth
                                        13.00%       Svs Mfs Strategic Value
                                        11.00%       Scudder Fixed Income
                                         8.00%       Svs Davis Venture Value
                                         6.00%       Scudder Growth and Income
                                         5.00%       Scudder Blue Chip
                                         5.00%       Svs Janus Growth and Income
                                         4.00%       Scudder Real Estate Securities
                                         3.00%       Scudder Large Cap Value
                                         3.00%       Svs Dreman High Return Equity
                                         3.00%       Svs Dreman Small Cap Value
                                         3.00%       Svs Oak Strategic Equity
                                         2.00%       Scudder Global Discovery
                                         2.00%       Scudder International Select Equity
                                         2.00%       Scudder Small Cap Growth
                                         1.00%       Scudder High Income
                                         1.00%       Scudder Strategic Income

Scudder Growth & Income Strategy        32.00%       Scudder Fixed Income
                                         10.00       Scudder Capital Growth
                                         9.00%       Scudder International
                                         9.00%       Svs Mfs Strategic Value
                                         4.00%       Scudder Blue Chip
                                         4.00%       Scudder Growth and Income
                                         4.00%       Svs Davis Venture Value
                                         4.00%       Svs Janus Growth and Income
                                         3.00%       Scudder Large Cap Value
                                         3.00%       Scudder High Income
                                         3.00%       Scudder Real Estate Securities
                                         3.00%       Svs Oak Strategic Equity
                                         2.00%       Scudder Global Discovery
                                         2.00%       Scudder International Select Equity
                                         2.00%       Scudder Small Cap Growth
                                         2.00%       Scudder Strategic Income
                                         2.00%       Svs Dreman High Return Equity
                                         2.00%       Svs Dreman Small Cap Value

Scudder Income & Growth Strategy        46.00%       Scudder Fixed Income
                                         8.00%       Scudder Capital Growth
                                         7.00%       Svs Mfs Strategic Value
                                         6.00%       Scudder International
                                         4.00%       Scudder High Income
                                         4.00%       Svs Janus Growth and Income
                                         3.00%       Scudder Blue Chip
                                         3.00%       Scudder Growth and Income
                                         3.00%       Scudder Strategic Income
                                         3.00%       Svs Davis Venture Value
                                         2.00%       Scudder Large Cap Value
                                         2.00%       Scudder Global Discovery
                                         2.00%       Scudder International Select Equity
                                         2.00%       Scudder Real Estate Securities
                                         2.00%       Svs Dreman High Return Equity
                                         2.00%       Svs Dreman Small Cap Value
                                         1.00%       Scudder Small Cap Growth

                          Percentage              Portfolio Name
Model Allocation Name    of Allocation
Growth Focus                 40.00%       Scudder Fixed Income
                             30.00%       Scudder Capital Growth
                             15.00%       Svs Janus Growth and Income
                             15.00%       Svs Oak Strategic Equity

Sector Focus                 40.00%       Scudder Fixed Income
                             15.00%       Scudder Health Sciences
                             15.00%       Scudder Real Estate Securities
                             15.00%       Scudder Technology Growth
                             15.00%       Svs Dreman Finanical Services

Us All-capitalization        40.00%       Scudder Fixed Income
                             15.00%       Scudder Capital Growth
                             15.00%       Scudder Small Cap Growth
                             15.00%       Svs Mfs Strategic Value
                             15.00%       Svs Turner Mid Cap Growth

Value Focus                  40.00%       Scudder Fixed Income
                             15.00%       Scudder Large Cap Value
                             15.00%       Svs Davis Venture Value
                             15.00%       Svs Dreman High Return Equity
                             15.00%       Svs Mfs Strategic Value



If you select one of the Model Allocations available with GPP there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this Prospectus as well as the Portfolios' Prospectuses. The Portfolios' Prospectuses should be read carefully before investing.



Guaranteed Retirement Income Benefits



The optional Guaranteed Retirement Income Benefits (GRIB) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIB rider. If the GRIB benefit is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB, we will pay the monthly annuity benefit payments available under the contract. The GRIB riders were available only at contract issue. The riders are irrevocable and may only be terminated as described below.



Availability of GRIB. Two versions of the Guaranteed Retirement Income
Benefit were offered. GRIB II was available for contracts issued prior to May 5, 2003 (end dates may vary by state). GRIB III was available for contracts issued between May 5, 2003 and May 28, 2004 (beginning and end dates may vary by state). Any differences between GRIB II and GRIB III are described below.



Exercise of GRIB. Conditions of Exercise. The GRIB benefit may be exercised subject to the following conditions:



      - may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



Income Base. The Income Base applied in determining the amount of GRIB annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIB benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIB monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.


Growth Factor Income Base.


The Growth Factor Income Base is equal to (a) less (b), where:


      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


GRIB II Growth Factor: The growth factor for GRIB II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



GRIB III Growth factor: The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



Step-Up Income Base.



The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB and prior to the oldest annuitant's attained age 81.
The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



GRIB II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



GRIB III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal. In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).



      Life Annuity with a 10-Year Period Certain - Available for both GRIB II and GRIB III.
      Joint and Survivor Life annuity with a 20-Year Period Certain - Available for contracts with GRIB II issued prior to January 27, 2003 (availability may vary by state).
      Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for GRIB III and for contracts issued with GRIB II on or after January 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the GRIB rider. When you exercise GRIB, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your contract has been issued with a GRIB rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

GRIB Fee. The risk assumed by us associated with GRIB is that annuity benefits payable under GRIB are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract. To compensate us for this risk, we charge an annual fee (the "GRIB Fee"). On or before the maturity date, the GRIB Fee is deducted on each contract anniversary. The amount of the GRIB Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that contract anniversary. The GRIB Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



GRIB RIDER          ANNUAL FEE
----------          ----------
GRIB II                0.45%
GRIB III               0.50%



If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB Fee will not be deducted during the pay-out period. For purposes of determining the GRIB Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



Termination of GRIB. GRIB will terminate upon the earliest to occur of:



      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



      -     the termination of the contract for any reason; or



      -     the exercise of the GRIB benefit.



QUALIFIED PLANS. The use of grib is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB .



Hence, you should consider that since (a) GRIB may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB is irrevocable, there can be circumstances under a qualified plan in which a GRIB fee (discussed above) will be imposed, even though GRIB may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIB, could affect the amount of the required minimum distribution that must be made under your contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB , it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



GRIB does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIB should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIB benefit.






Accelerated Beneficiary Protection Death Benefit. The Accelerated Beneficiary Protection Death Benefit ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. This benefit was available for contracts issued between December 8, 2003 and December 31, 2004.



Once ABP is elected, it is irrevocable. If ABP is elected, the death benefit paid under ABP replaces any death benefit paid under the terms of the contract. ABP has an additional annual fee of 0.50% (as a percentage of the ABP Death Benefit). (See "ABP Fee" below.) Once ABP is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

The addition of ABP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by ABP have age caps and limitations that limit the benefits provided by ABP at certain ages and values. These caps and limitations should be considered when determining the suitability of ABP, especially at older ages or for larger payments.



The death benefit paid under ABP ("ABP Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the ABP Death Benefit is equal to:



The Enhanced Earnings Death Benefit factor plus the greatest of:



      -     the Contract Value;



      -     the Return of Purchase Payments Death Benefit Factor;



      -     the Annual Step Death Benefit Factor; or



      -     the Graded Death Benefit Factor.



We may offer other optional riders whose benefits and the names of such benefits are similar to the ABP Death Benefit Factors referenced above. It should be noted that these other optional riders are separate and distinct from the ABP Death Benefit Factors referenced above, they contain separate optional rider charges and their benefits and limitations may be different.



If there is any Debt, the ABP Death Benefit equals the amount described above less Debt under the contract.



If the Beneficiary is the deceased owner's spouse, and the ABP Death Benefit is not taken in one sum immediately, the contract and the ABP rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second ABP Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.



For purposes of calculating the second ABP Death Benefit, payable upon the death of the surviving spouse:



      - The ABP Death Benefit paid upon the first owner's death ("first ABP Death Benefit") is not treated as a purchase payment to the contract.



      - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first ABP Death Benefit was paid, the Earnings Basis is reset to equal the first ABP Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first ABP Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first ABP Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.



      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first ABP Death Benefit was paid will be considered.



Return of Purchase Payments Death Benefit Factor. For purposes of the ABP Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)



Enhanced Earnings Death Benefit Factor. For purposes of the ABP Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the ABP rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)



The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.



Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the ABP Death Benefit is determined is equal to $175,000:



      -     Earnings Basis is Equal to 150% of $100,000 or $150,000.

      - Earnings is equal to $175,000 minus $150,000 or $25,000. Note that for purposes of ABP, Earnings are always less than the excess of account value over payments. In this example, they are less than $75,000 (or $175,000 minus $100,000).



      - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.



Annual Step Death Benefit Factor. For purposes of the ABP Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the ABP rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)



Graded Death Benefit Factor. For purposes of the ABP Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where



      1) Is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:



NUMBER OF COMPLETE YEARS PAYMENT
      HAS BEEN IN CONTRACT         PAYMENT MULTIPLIER (A)
--------------------------------   ---------------------
               0                            100%
               1                            110%
               2                            120%
               3                            130%
               4                            140%
              5+                            150%



(A) if a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for purchase payments made on or after the oldest owner reaches attained age 71, the benefit provided by the graded death benefit factor is equal to the benefit provided by the return of purchase payments death benefit factor.



      2) Is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal reductions are recalculated each time the graded death benefit factor is recalculated, based on purchase payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.



The guaranteed death benefits provided by ABP are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.



Example. Illustrated below is an example of the ABP Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.



  DEATH OCCURS                                 ANNUAL STEP        ENHANCED
WITHIN CONTRACT   CONTRACT    GRADED DEATH    DEATH BENEFIT    EARNINGS DEATH   ABP DEATH
     YEAR          VALUE     BENEFIT FACTOR      FACTOR       BENEFIT FACTOR     BENEFIT
---------------   --------   --------------   -------------   ---------------   ---------
       2            98,750       110,000         100,000              0          110,000
       4           100,970       130,000         100,970              0          130,000
       6           140,600       150,000         140,600              0          150,000
      10           174,700       150,000         174,700           12,350        187,050

      14          140,100    150,000   174,700     0   174,700



Investment Options. At the current time, there are no additional investment option restrictions imposed when the ABP rider is chosen.



We reserve the right to restrict investment options at any time. We will notify the owner in writing at least 30 days prior to restricting an investment option. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.



Termination of ABP. The owner may not terminate ABP. However, ABP will terminate automatically upon the earliest of:



      -     The date the contract terminates;



      -     the Maturity Date; or



      - the later of the date on which the ABP death benefit is paid, or the date on which the second ABP death Benefit is paid, if the contract and ABP are continued by the surviving spouse after the death of the original owner.



ABP Fee. Prior to termination of the ABP rider, on each Contract Anniversary, the ABP fee is calculated by multiplying 0.50% by the ABP Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the ABP fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the ABP fee from the amount paid upon withdrawal. The ABP fee will be determined based on the ABP Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the ABP fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.



Qualified Retirement Plans. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the ABP Rider) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                      APPENDIX U: ACCUMULATION UNIT VALUES

         TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK ML3 CONTRACTS
                         ISSUED ON OR AFTER MAY 5, 2003
              (REFLECTING EER AND THE ANNUAL STEP-UP DEATH BENEFIT)

                                                                Year            Year
                                                                Ended           Ended
                                                               Dec. 31         Dec. 31
                                                                 2004           2003
                                                              ---------       ---------
Alger American Balanced Portfolio
                           Unit Value at Start of Year        13.845925       12.500000
                             Unit Value at End of Year        15.491503       13.845925
                        Number of Units at End of Year            6,362          26,539
Alger American Leveraged All Cap Portfolio
                           Unit Value at Start of Year        14.654864       12.500000
                             Unit Value at End of Year        14.143465       14.654864
                        Number of Units at End of Year           34,866           4,922
Credit Suisse Trust Emerging Markets Portfolio
                           Unit Value at Start of Year        17.740227       12.500000
                             Unit Value at End of Year        21.712365       17.740227
                        Number of Units at End of Year           11,714           3,229
Credit Suisse Trust Global Small Cap Portfolio
                           Unit Value at Start of Year        17.215287       12.500000
                             Unit Value at End of Year        19.899042       17.215287
                        Number of Units at End of Year            3,721           4,148
Dreyfus I.P. MidCap Stock Portfolio
                           Unit Value at Start of Year        15.394109       12.500000
                             Unit Value at End of Year        17.226952       15.394109
                        Number of Units at End of Year           41,759          38,052
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                           Unit Value at Start of Year        14.681750       12.500000
                             Unit Value at End of Year        15.237283       14.681750
                        Number of Units at End of Year            2,624           1,433
AIM V.I. Utilities Fund Portfolio
                           Unit Value at Start of Year        14.422808       12.500000
                             Unit Value at End of Year        17.457981       14.422808
                        Number of Units at End of Year            9,605           8,079
Scudder Capital Growth Portfolio
                           Unit Value at Start of Year        14.535228       12.500000
                             Unit Value at End of Year        15.315471       14.535228
                        Number of Units at End of Year           20,395          10,952
Scudder Global Discovery Portfolio
                           Unit Value at Start of Year        17.105940       12.500000
                             Unit Value at End of Year        20.632821       17.105940
                        Number of Units at End of Year           20,638          15,023
Scudder Growth and Income Portfolio
                           Unit Value at Start of Year        14.671334       12.500000
                             Unit Value at End of Year        15.778530       14.671334
                        Number of Units at End of Year           34,892          28,496
Scudder Health Sciences Portfolio
                           Unit Value at Start of Year        14.851180       12.500000
                             Unit Value at End of Year        15.882498       14.851180
                        Number of Units at End of Year           21,072          20,249
Scudder International Portfolio
                           Unit Value at Start of Year        15.706761       12.500000

                                                                Year            Year
                                                                Ended           Ended
                                                               Dec. 31         Dec. 31
                                                                 2004           2003
                                                              ---------       ---------
                             Unit Value at End of Year        17.886306       15.706761
                        Number of Units at End of Year           44,534          14,945
Scudder Aggressive Growth Portfolio
                           Unit Value at Start of Year        15.127128       12.500000
                             Unit Value at End of Year        15.354185       15.127128
                        Number of Units at End of Year            7,051           5,582
Scudder Blue Chip Portfolio
                           Unit Value at Start of Year        15.002953       12.500000
                             Unit Value at End of Year        16.983992       15.002953
                        Number of Units at End of Year           31,439          21,845
Scudder Large Cap Value Portfolio
                           Unit Value at Start of Year        15.482726       12.500000
                             Unit Value at End of Year        16.631297       15.482726
                        Number of Units at End of Year           35,382          12,016
Scudder Global Blue Chip Portfolio
                           Unit Value at Start of Year        15.863150       12.500000
                             Unit Value at End of Year        17.767782       15.863150
                        Number of Units at End of Year            6,033           4,222
Scudder Government & Agency Securities Portfolio
                           Unit Value at Start of Year        12.441999       12.500000
                             Unit Value at End of Year        12.598247       12.441999
                        Number of Units at End of Year           42,959          63,586
Scudder High Income Portfolio
                           Unit Value at Start of Year        13.792324       12.500000
                             Unit Value at End of Year        15.143753       13.792324
                        Number of Units at End of Year           84,668          62,990
Scudder International Select Equity Portfolio
                           Unit Value at Start of Year        16.069136       12.500000
                             Unit Value at End of Year        18.550479       16.069136
                        Number of Units at End of Year           36,089          18,838
Scudder Fixed Income Portfolio
                           Unit Value at Start of Year        12.613118       12.500000
                             Unit Value at End of Year        12.863403       12.613118
                        Number of Units at End of Year           94,161          43,047
Scudder Strategic Income Portfolio
                           Unit Value at Start of Year        12.665919       12.500000
                             Unit Value at End of Year        13.434326       12.665919
                        Number of Units at End of Year           32,323          18,105
Scudder Money Market Portfolio
                           Unit Value at Start of Year        12.351576       12.500000
                             Unit Value at End of Year        12.163868       12.351576
                        Number of Units at End of Year           81,221          35,150
Scudder Small Cap Growth Portfolio
                           Unit Value at Start of Year        14.955892       12.500000
                             Unit Value at End of Year        16.195923       14.955892
                        Number of Units at End of Year           40,185          23,460
Scudder Technology Growth Portfolio
                           Unit Value at Start of Year        16.054894       12.500000
                             Unit Value at End of Year        15.960535       16.054894
                        Number of Units at End of Year           23,030          21,323

                                                                Year            Year
                                                                Ended           Ended
                                                               Dec. 31         Dec. 31
                                                                 2004           2003
                                                              ---------       ---------
Scudder Total Return Portfolio
                           Unit Value at Start of Year        13.741888       12.500000
                             Unit Value at End of Year        14.319098       13.741888
                        Number of Units at End of Year           43,671          36,506
SVS Davis Venture Value Portfolio
                           Unit Value at Start of Year        15.326777       12.500000
                             Unit Value at End of Year        16.729316       15.326777
                        Number of Units at End of Year           63,755          32,030
SVS Dreman Financial Services Portfolio
                           Unit Value at Start of Year        14.514166       12.500000
                             Unit Value at End of Year        15.853784       14.514166
                        Number of Units at End of Year           13,071          12,376
SVS Dreman High Return Equity Portfolio
                           Unit Value at Start of Year        15.744807       12.500000
                             Unit Value at End of Year        17.526483       15.744807
                        Number of Units at End of Year          112,444          73,073
SVS Dreman Small Cap Value Portfolio
                           Unit Value at Start of Year        16.516165       12.500000
                             Unit Value at End of Year        20.310102       16.516165
                        Number of Units at End of Year           61,601          35,776
SVS Index 500 Portfolio
                           Unit Value at Start of Year        14.892595       12.500000
                             Unit Value at End of Year        16.046093       14.892595
                        Number of Units at End of Year           72,308          55,554
SVS INVESCO Dynamic Growth Portfolio
                           Unit Value at Start of Year        15.458597       12.500000
                             Unit Value at End of Year        16.878005       15.458597
                        Number of Units at End of Year           13,523           5,133
SVS Janus Growth and Income Portfolio
                           Unit Value at Start of Year        14.420970       12.500000
                             Unit Value at End of Year        15.693817       14.420970
                        Number of Units at End of Year           24,256          18,510
SVS Janus Growth Opportunities Portfolio
                           Unit Value at Start of Year        14.554111       12.500000
                             Unit Value at End of Year        15.998950       14.554111
                        Number of Units at End of Year           14,969          11,907
SVS MFS Strategic Value Portfolio
                           Unit Value at Start of Year        14.933894       12.500000
                             Unit Value at End of Year        17.175556       14.933894
                        Number of Units at End of Year           37,108          22,316
SVS Oak Strategic Equity Portfolio
                           Unit Value at Start of Year        15.715414       12.500000
                             Unit Value at End of Year        15.530856       15.715414
                        Number of Units at End of Year           49,426          22,921
SVS Turner MidCap Growth Portfolio
                           Unit Value at Start of Year        16.394608       12.500000
                             Unit Value at End of Year        17.768938       16.394608
                        Number of Units at End of Year           18,521          17,516
Scudder Real Estate Securities Portfolio

                                                                Year            Year
                                                                Ended           Ended
                                                               Dec. 31         Dec. 31
                                                                 2004           2003
                                                              ---------       ---------
                           Unit Value at Start of Year        15.222660       12.500000
                             Unit Value at End of Year        19.495770       15.222660
                        Number of Units at End of Year           26,259          14,008
Scudder Templeton Foreign Value Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.166022
                        Number of Units at End of Year                -
Scudder Mercury Large Cap Core Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        12.954025
                        Number of Units at End of Year              600
Scudder Conservative Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.012018
                        Number of Units at End of Year                -
Scudder Income & Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.222909
                        Number of Units at End of Year           16,835
Scudder Growth & Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.446193
                        Number of Units at End of Year            2,363
Scudder Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.681896
                        Number of Units at End of Year           29,365
Scudder 21st Century Growth Portfolio
                           Unit Value at Start of Year        14.926068       12.500000
                             Unit Value at End of Year        16.171374       14.926068
                        Number of Units at End of Year           16,891           6,360
Scudder Growth Portfolio
                           Unit Value at Start of Year        14.286326       12.500000
                             Unit Value at End of Year        14.663956       14.286326
                        Number of Units at End of Year           23,265          13,377
SVS Eagle Focused Large Cap Growth Portfolio
                           Unit Value at Start of Year        14.472620       12.500000
                             Unit Value at End of Year        14.392702       14.472620
                        Number of Units at End of Year           20,111           3,483
SVS Focus Value + Growth Portfolio
                           Unit Value at Start of Year        15.191043       12.500000
                             Unit Value at End of Year        16.506008       15.191043
                        Number of Units at End of Year            6,680           3,121

Units under this series of contracts were first credited under the subaccounts on May 5, 2003 except in the following instances:

Scudder Conservative Income Strategy, Scudder Income & Growth Strategy, Scudder Growth & Income Strategy, and Scudder Growth Strategy where units were first credited on August 16, 2004.

Scudder Templeton Foreign Value, and Scudder Mercury Large Cap Core, where units were first credited on October 18, 2004.

         TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK ML3 CONTRACTS
                    FOR CONTRACTS ISSUED PRIOR TO MAY 5, 2003
              (REFLECTING EER AND THE ANNUAL STEP-UP DEATH BENEFIT)

                                                                Year            Year           Year
                                                                Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31
                                                                2004            2003           2002
                                                              ---------       ---------      ---------
Alger American Balanced Portfolio
                           Unit Value at Start of Year        14.900487       12.790498      12.500000
                             Unit Value at End of Year        17.597434       14.900487      12.790498
                        Number of Units at End of Year           10,811          25,601          1,820
Alger American Leveraged All Cap Portfolio
                           Unit Value at Start of Year        16.622052       12.620485      12.500000
                             Unit Value at End of Year        15.243608       16.622052      12.620485
                        Number of Units at End of Year           32,732           4,927              -
Credit Suisse Trust Emerging Markets Portfolio
                           Unit Value at Start of Year        18.687943       13.330249      12.500000
                             Unit Value at End of Year        22.906689       18.687943      13.330249
                        Number of Units at End of Year            9,152          11,128            189
Credit Suisse Trust Global Small Cap Portfolio
                           Unit Value at Start of Year        19.625010       13.545468      12.500000
                             Unit Value at End of Year        22.718553       19.625010      13.545468
                        Number of Units at End of Year              997           1,051              -
Dreyfus I.P. MidCap Stock Portfolio
                           Unit Value at Start of Year        17.842179       13.830261      12.500000
                             Unit Value at End of Year        19.996540       17.842179      13.830261
                        Number of Units at End of Year           26,678          24,688            666
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                           Unit Value at Start of Year        16.970165       13.753582      12.500000
                             Unit Value at End of Year        17.638805       16.970165      13.753582
                        Number of Units at End of Year            1,099             597              -
AIM V.I. Utilities Fund Portfolio
                           Unit Value at Start of Year        15.838617       13.741494      12.500000
                             Unit Value at End of Year        19.200571       15.838617      13.741494
                        Number of Units at End of Year            8,675           4,624              -
Scudder Capital Growth Portfolio
                           Unit Value at Start of Year        16.952127       13.656079      12.500000
                             Unit Value at End of Year        17.888988       16.952127      13.656079
                        Number of Units at End of Year           16,100          15,682              -
Scudder Global Discovery Portfolio
                           Unit Value at Start of Year        20.895405       14.314791      12.500000
                             Unit Value at End of Year        25.241513       20.895405      14.314791
                        Number of Units at End of Year           37,368          34,209              -
Scudder Growth and Income Portfolio
                           Unit Value at Start of Year        16.960034       13.658976      12.500000
                             Unit Value at End of Year        18.267412       16.960034      13.658976
                        Number of Units at End of Year           12,479          12,381              -
Scudder Health Sciences Portfolio
                           Unit Value at Start of Year        17.014119       13.016994      12.500000
                             Unit Value at End of Year        18.223050       17.014119      13.016994
                        Number of Units at End of Year           22,627          13,878            559
Scudder International Portfolio
                           Unit Value at Start of Year        16.674061       13.326481      12.500000

                                                                Year            Year           Year
                                                                Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31
                                                                2004            2003           2002
                                                              ---------       ---------      ---------
                             Unit Value at End of Year        19.016402       16.674061      13.326481
                        Number of Units at End of Year           26,146          24,853          1,097
Scudder Aggressive Growth Portfolio
                           Unit Value at Start of Year        19.267670       14.717109      12.500000
                             Unit Value at End of Year        19.586319       19.267670      14.717109
                        Number of Units at End of Year            2,640           2,489              -
Scudder Blue Chip Portfolio
                           Unit Value at Start of Year        16.750839       14.717109      12.500000
                             Unit Value at End of Year        18.991197       16.750839      13.467503
                        Number of Units at End of Year           33,066          21,653              -
Scudder Large Cap Value Portfolio
                           Unit Value at Start of Year        18.144939       13.989593      12.500000
                             Unit Value at End of Year        19.520328       18.144939      13.989593
                        Number of Units at End of Year           14,737          14,419          2,476
Scudder Global Blue Chip Portfolio
                           Unit Value at Start of Year        17.221904       13.610021      12.500000
                             Unit Value at End of Year        19.318708       17.221904      13.610021
                        Number of Units at End of Year            8,144           7,338              -
Scudder Government & Agency Securities Portfolio
                           Unit Value at Start of Year        12.591122       12.602109      12.500000
                             Unit Value at End of Year        12.768438       12.591122      12.602109
                        Number of Units at End of Year           70,453          81,841          6,170
Scudder High Income Portfolio
                           Unit Value at Start of Year        16.165026       13.270938      12.500000
                             Unit Value at End of Year        17.775650       16.165026      13.270938
                        Number of Units at End of Year           66,331          55,532            832
Scudder International Select Equity Portfolio
                           Unit Value at Start of Year        17.189189       13.535953      12.500000
                             Unit Value at End of Year        19.873336       17.189189      13.535953
                        Number of Units at End of Year           99,809          73,354            689
Scudder Fixed Income Portfolio
                           Unit Value at Start of Year        12.998224       12.645718      12.500000
                             Unit Value at End of Year        13.276119       12.998224      12.645718
                        Number of Units at End of Year          203,422         150,022          1,643
Scudder Strategic Income Portfolio
                           Unit Value at Start of Year        12.678425       12.500000
                             Unit Value at End of Year        13.467826       12.678425
                        Number of Units at End of Year              268               -
Scudder Money Market Portfolio
                           Unit Value at Start of Year        12.295779       12.479151      12.500000
                             Unit Value at End of Year        12.127139       12.295779      12.479151
                        Number of Units at End of Year           20,764          53,528         16,147
Scudder Small Cap Growth Portfolio
                           Unit Value at Start of Year        18.505046       14.232268      12.500000
                             Unit Value at End of Year        20.069514       18.505046      14.232268
                        Number of Units at End of Year           42,029          35,094            324
Scudder Technology Growth Portfolio
                           Unit Value at Start of Year        22.528180       15.370622      12.500000
                             Unit Value at End of Year        22.429494       22.528180      15.370622
                        Number of Units at End of Year           18,732          16,838              -

                                                                Year            Year           Year
                                                                Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31
                                                                2004            2003           2002
                                                              ---------       ---------      ---------
Scudder Total Return Portfolio
                           Unit Value at Start of Year        15.193872       13.172728      12.500000
                             Unit Value at End of Year        15.855896       15.193872      13.172728
                        Number of Units at End of Year           60,853          42,982          5,510
SVS Davis Venture Value Portfolio
                           Unit Value at Start of Year        17.887773       14.086566      12.500000
                             Unit Value at End of Year        19.554040       17.887773      14.086566
                        Number of Units at End of Year           34,313          35,136            422
SVS Dreman Financial Services Portfolio
                           Unit Value at Start of Year        18.289396       14.593659      12.500000
                             Unit Value at End of Year        20.007532       18.289396      14.593659
                        Number of Units at End of Year           12,188           7,210            496
SVS Dreman High Return Equity Portfolio
                           Unit Value at Start of Year        18.781491       14.557921      12.500000
                             Unit Value at End of Year        20.938239       18.781491      14.557921
                        Number of Units at End of Year          199,812         182,964          4,434
SVS Dreman Small Cap Value Portfolio
                           Unit Value at Start of Year        18.956153       13.639007      12.500000
                             Unit Value at End of Year        23.345640       18.956153      13.639007
                        Number of Units at End of Year           65,553          64,722          3,025
SVS Index 500 Portfolio
                           Unit Value at Start of Year        17.518377       13.995178      12.500000
                             Unit Value at End of Year        18.903653       17.518377      13.995178
                        Number of Units at End of Year          103,968          76,886         18,383
SVS INVESCO Dynamic Growth Portfolio
                           Unit Value at Start of Year        19.095788       14.388700      12.500000
                             Unit Value at End of Year        20.880543       19.095788      14.388700
                        Number of Units at End of Year           17,743          17,203            279
SVS Janus Growth and Income Portfolio
                           Unit Value at Start of Year        16.516586       13.524537      12.500000
                             Unit Value at End of Year        18.001455       16.516586      13.524537
                        Number of Units at End of Year           29,122          29,948          1,127
SVS Janus Growth Opportunities Portfolio
                           Unit Value at Start of Year        17.145147       13.841733      12.500000
                             Unit Value at End of Year        18.875558       17.145147      13.841733
                        Number of Units at End of Year           19,718          19,367          2,812
SVS MFS Strategic Value Portfolio
                           Unit Value at Start of Year        17.951585       14.480405      12.500000
                             Unit Value at End of Year        20.677279       17.951585      14.480405
                        Number of Units at End of Year           23,379          23,402            498
SVS Oak Strategic Equity Portfolio
                           Unit Value at Start of Year        22.420093       15.321982      12.500000
                             Unit Value at End of Year        22.190153       22.420093      15.321982
                        Number of Units at End of Year            5,448           4,374            234
SVS Turner MidCap Growth Portfolio
                           Unit Value at Start of Year        20.290595       13.965366      12.500000
                             Unit Value at End of Year        22.024621       20.290595      13.965366
                        Number of Units at End of Year           11,657          11,154            471
Scudder Real Estate Securities Portfolio

                                                                Year            Year           Year
                                                                Ended           Ended          Ended
                                                               Dec. 31         Dec. 31        Dec. 31
                                                                2004            2003           2002
                                                              ---------       ---------      ---------
                           Unit Value at Start of Year        15.237661       12.500000
                             Unit Value at End of Year        19.544334       15.237661
                        Number of Units at End of Year            5,724           3,435
Scudder Templeton Foreign Value Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.168504
                        Number of Units at End of Year                -
Scudder Mercury Large Cap Core Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year         12.95647
                        Number of Units at End of Year              646
Scudder Conservative Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.019344
                        Number of Units at End of Year                -
Scudder Income & Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.230348
                        Number of Units at End of Year                -
Scudder Growth & Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.453763
                        Number of Units at End of Year                -
Scudder Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.689588
                        Number of Units at End of Year                -
Scudder 21st Century Growth Portfolio
                           Unit Value at Start of Year        17.465435       13.651655      12.500000
                             Unit Value at End of Year        18.951082       17.465435      13.651655
                        Number of Units at End of Year           18,292          18,151              -
Scudder Growth Portfolio
                           Unit Value at Start of Year        16.645508       13.659883      12.500000
                             Unit Value at End of Year        17.111223       16.645508      13.659883
                        Number of Units at End of Year            9,105           8,947          2,626
SVS Eagle Focused Large Cap Growth Portfolio
                           Unit Value at Start of Year        16.918013       13.669256      12.500000
                             Unit Value at End of Year        16.849925       16.918013      13.669256
                        Number of Units at End of Year           24,943          23,403            647
SVS Focus Value + Growth Portfolio
                           Unit Value at Start of Year        18.343488       14.132584      12.500000
                             Unit Value at End of Year        19.961327       18.343488      14.132584
                        Number of Units at End of Year           45,933          49,080              -

Units under this series of contracts were first credited under the subaccounts on September 16, 2002.

Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

Scudder Conservative Income Strategy, Scudder Income & Growth Strategy, Scudder Growth & Income Strategy, and Scudder Growth Strategy where units were first credited on August 16, 2004.

Scudder Templeton Foreign Value, and Scudder Mercury Large Cap Core, where units were first credited on October 18, 2004.

         TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK ML3 CONTRACTS
            (NOT REFLECTING EER OR THE ANNUAL STEP-UP DEATH BENEFIT)

                                                                   Year            Year           Year
                                                                  Ended           Ended          Ended
                                                                 Dec. 31         Dec. 31         Dec. 31
                                                                   2004            2003           2002
                                                                ---------       ---------       ---------
Alger American Balanced Portfolio
                             Unit Value at Start of Year        14.946458       12.797948       12.500000
                               Unit Value at End of Year        17.695994       14.946458       12.797948
                          Number of Units at End of Year           92,140         288,197           7,280
Alger American Leveraged All Cap Portfolio
                             Unit Value at Start of Year        16.673305       12.627840       12.500000
                               Unit Value at End of Year        15.329011       16.673305       12.627840
                          Number of Units at End of Year          380,100          47,255           3,904
Credit Suisse Trust Emerging Markets Portfolio
                             Unit Value at Start of Year        18.745555       13.338013       12.500000
                               Unit Value at End of Year        23.034941       18.745555       13.338013
                          Number of Units at End of Year           89,794          41,627           1,415
Credit Suisse Trust Global Small Cap Portfolio
                             Unit Value at Start of Year        19.685474       13.553339       12.500000
                               Unit Value at End of Year        22.845737       19.685474       13.553339
                          Number of Units at End of Year           29,679          16,182               -
Dreyfus I.P. MidCap Stock Portfolio
                             Unit Value at Start of Year        17.897178       13.838308       12.500000
                               Unit Value at End of Year        20.108509       17.897178       13.838308
                          Number of Units at End of Year          371,746         204,190          12,405
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                             Unit Value at Start of Year        17.022495       13.761587       12.500000
                               Unit Value at End of Year        17.737606       17.022495       13.761587
                          Number of Units at End of Year            5,922           5,792               -
AIM V.I. Utilities Fund Portfolio
                             Unit Value at Start of Year        15.887461       13.749481       12.500000
                               Unit Value at End of Year        19.308088       15.887461       13.749481
                          Number of Units at End of Year           43,917          29,487             509
Scudder Capital Growth Portfolio
                             Unit Value at Start of Year        17.004404       13.664030       12.500000
                               Unit Value at End of Year        17.989187       17.004404       13.664030
                          Number of Units at End of Year          203,532         104,484           3,571
Scudder Global Discovery Portfolio
                             Unit Value at Start of Year        20.959795       14.323107       12.500000
                               Unit Value at End of Year        25.382831       20.959795       14.323107
                          Number of Units at End of Year          125,402          48,061           1,397
Scudder Growth and Income Portfolio
                             Unit Value at Start of Year        17.012338       13.666929       12.500000
                               Unit Value at End of Year        18.369714       17.012338       13.666929
                          Number of Units at End of Year          215,234          89,983           4,539
Scudder Health Sciences Portfolio
                             Unit Value at Start of Year        17.066587       13.024572       12.500000
                               Unit Value at End of Year        18.325125       17.066587       13.024572
                          Number of Units at End of Year          132,572          72,017           5,869

                                                                   Year            Year           Year
                                                                  Ended           Ended          Ended
                                                                 Dec. 31         Dec. 31         Dec. 31
                                                                   2004            2003           2002
                                                                ---------       ---------       ---------
Scudder International Portfolio
                             Unit Value at Start of Year        16.725489       13.334235       12.500000
                               Unit Value at End of Year        19.122918       16.725489       13.334235
                          Number of Units at End of Year          323,239         100,782           7,802
Scudder Aggressive Growth Portfolio
                             Unit Value at Start of Year        19.327045       14.725658       12.500000
                               Unit Value at End of Year        19.695990       19.327045       14.725658
                          Number of Units at End of Year           25,730          17,135           1,341
Scudder Blue Chip Portfolio
                             Unit Value at Start of Year        16.802492       13.475342       12.500000
                               Unit Value at End of Year        19.097553       16.802492       13.475342
                          Number of Units at End of Year          258,874         110,482           5,238
Scudder Large Cap Value Portfolio
                             Unit Value at Start of Year        18.200872       13.997728       12.500000
                               Unit Value at End of Year        19.629625       18.200872       13.997728
                          Number of Units at End of Year          421,394         133,082          13,000
Scudder Global Blue Chip Portfolio
                             Unit Value at Start of Year        17.275013       13.617940       12.500000
                               Unit Value at End of Year        19.426902       17.275013       13.617940
                          Number of Units at End of Year           82,174          52,696             690
Scudder Government & Agency Securities Portfolio
                             Unit Value at Start of Year        12.630000       12.609447       12.500000
                               Unit Value at End of Year        12.840019       12.630000       12.609447
                          Number of Units at End of Year        1,236,916         613,208          54,665
Scudder High Income Portfolio
                             Unit Value at Start of Year        16.214878       13.278660       12.500000
                               Unit Value at End of Year        17.875211       16.214878       13.278660
                          Number of Units at End of Year          618,499         509,453          14,158
Scudder International Select Equity Portfolio
                             Unit Value at Start of Year        17.242201       13.543828       12.500000
                               Unit Value at End of Year        19.984631       17.242201       13.543828
                          Number of Units at End of Year          311,334         140,781           5,208
Scudder Fixed Income Portfolio
                             Unit Value at Start of Year        13.038355       12.653080       12.500000
                               Unit Value at End of Year        13.350525       13.038355       12.653080
                          Number of Units at End of Year        1,340,821         629,858          15,344
Scudder Strategic Income Portfolio
                             Unit Value at Start of Year        12.699285       12.500000
                               Unit Value at End of Year        13.523844       12.699285
                          Number of Units at End of Year          221,347          84,933
Scudder Money Market Portfolio
                             Unit Value at Start of Year        12.333747       12.486421       12.500000
                               Unit Value at End of Year        12.195132       12.333747       12.486421
                          Number of Units at End of Year        1,132,609       2,332,293          43,685
Scudder Small Cap Growth Portfolio
                             Unit Value at Start of Year        18.562080       14.240551       12.500000
                               Unit Value at End of Year        20.181890       18.562080       14.240551
                          Number of Units at End of Year          181,262         105,727           9,273

                                                                   Year            Year           Year
                                                                  Ended           Ended          Ended
                                                                 Dec. 31         Dec. 31         Dec. 31
                                                                   2004            2003           2002
                                                                ---------       ---------       ---------
Scudder Technology Growth Portfolio
                             Unit Value at Start of Year        22.597553       15.715344       12.500000
                               Unit Value at End of Year        22.555051       22.597553       15.715344
                          Number of Units at End of Year           91,554          58,970           6,079
Scudder Total Return Portfolio
                             Unit Value at Start of Year        15.240750       13.180398       12.500000
                               Unit Value at End of Year        15.944734       15.240750       13.180398
                          Number of Units at End of Year          263,064         178,292           8,885
SVS Davis Venture Value Portfolio
                             Unit Value at Start of Year        17.942923       14.094759       12.500000
                               Unit Value at End of Year        19.663551       17.942923       14.094759
                          Number of Units at End of Year          542,866         255,072           7,278
SVS Dreman Financial Services Portfolio
                             Unit Value at Start of Year        18.345784       14.602147       12.500000
                               Unit Value at End of Year        20.119580       18.345784       14.602147
                          Number of Units at End of Year          126,618          55,303           6,278
SVS Dreman High Return Equity Portfolio
                             Unit Value at Start of Year        18.839379       14.566380       12.500000
                               Unit Value at End of Year        21.055478       18.839379       14.566380
                          Number of Units at End of Year          908,361         517,412          30,795
SVS Dreman Small Cap Value Portfolio
                             Unit Value at Start of Year        19.014587       13.646946       12.500000
                               Unit Value at End of Year        23.476362       19.014587       13.646946
                          Number of Units at End of Year          443,462         250,468          19,492
SVS Index 500 Portfolio
                             Unit Value at Start of Year        17.572400       14.003321       12.500000
                               Unit Value at End of Year        19.009524       17.572400       14.003321
                          Number of Units at End of Year          546,690         301,217          10,847
SVS INVESCO Dynamic Growth Portfolio
                             Unit Value at Start of Year        19.154630       14.397062       12.500000
                               Unit Value at End of Year        20.997452       19.154630       14.397062
                          Number of Units at End of Year           44,644          31,995           1,443
SVS Janus Growth and Income Portfolio
                             Unit Value at Start of Year        16.567538       13.532412       12.500000
                               Unit Value at End of Year        18.102296       16.567538       13.532412
                          Number of Units at End of Year          261,735         136,923           4,260
SVS Janus Growth Opportunities Portfolio
                             Unit Value at Start of Year        17.198006       13.849786       12.500000
                               Unit Value at End of Year        18.981257       17.198006       13.849786
                          Number of Units at End of Year           58,106          44,937           2,554
SVS MFS Strategic Value Portfolio
                             Unit Value at Start of Year        18.006934       14.488821       12.500000
                               Unit Value at End of Year        20.793075       18.006934       14.488821
                          Number of Units at End of Year          295,670          90,342           2,581
SVS Oak Strategic Equity Portfolio
                             Unit Value at Start of Year        22.489159       15.330888       12.500000
                               Unit Value at End of Year        22.314400       22.489159       15.330888
                          Number of Units at End of Year          158,792          65,627           3,032

                                                                   Year            Year           Year
                                                                  Ended           Ended          Ended
                                                                 Dec. 31         Dec. 31         Dec. 31
                                                                   2004            2003           2002
                                                                ---------       ---------       ---------
SVS Turner MidCap Growth Portfolio
                             Unit Value at Start of Year        20.353128       13.973493       12.500000
                               Unit Value at End of Year        22.147940       20.353128       13.973493
                          Number of Units at End of Year          143,500          93,534           5,464
Scudder Real Estate Securities Portfolio
                             Unit Value at Start of Year        15.262686       12.500000
                               Unit Value at End of Year        19.625541       15.262686
                          Number of Units at End of Year          238,838          76,829
Scudder Templeton Foreign Value Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.172646
                          Number of Units at End of Year               76
Scudder Mercury Large Cap Core Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        12.960554
                          Number of Units at End of Year              387
Scudder Conservative Income Strategy Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.031564
                          Number of Units at End of Year           28,399
Scudder Income & Growth Strategy Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.242763
                          Number of Units at End of Year          199,338
Scudder Growth & Income Strategy Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.466385
                          Number of Units at End of Year          576,951
Scudder Growth Strategy Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.702437
                          Number of Units at End of Year          549,614
Scudder 21st Century Growth Portfolio
                             Unit Value at Start of Year        17.519286       13.659596       12.500000
                               Unit Value at End of Year        19.057226       17.519286       13.659596
                          Number of Units at End of Year           52,390          44,591           1,978
Scudder Growth Portfolio
                             Unit Value at Start of Year        16.696827       13.667835       12.500000
                               Unit Value at End of Year        17.207057       16.696827       13.667835
                          Number of Units at End of Year          156,378          65,710             929
SVS Eagle Focused Large Cap Growth Portfolio
                             Unit Value at Start of Year        16.970171       13.677212       12.500000
                               Unit Value at End of Year        16.944308       16.970171       13.677212
                          Number of Units at End of Year          383,345         135,219           5,712
SVS Focus Value + Growth Portfolio
                             Unit Value at Start of Year        18.400040       14.140801       12.500000
                               Unit Value at End of Year        20.073120       18.400040       14.140801
                          Number of Units at End of Year           75,044          51,572             428

Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

Scudder Conservative Income Strategy, Scudder Income & Growth Strategy, Scudder Growth & Income Strategy, and Scudder Growth Strategy where units were first credited on August 16, 2004.

Scudder Templeton Foreign Value, and Scudder Mercury Large Cap Core, where units were first credited on October 18, 2004.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

================================================================================

                                       OF

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

                  John Hancock Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029
                          www.johnhancockannuities.com


            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...........................
ACCUMULATION UNIT VALUE TABLES............................
SERVICES..................................................
    Independent Auditors..................................
    Servicing Agent.......................................
    Principal Underwriter.................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.................

GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("WE," "US," "THE COMPANY," or "JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were $403,619,081, $293,120,491 and $275,138,774, respectively. JHD
LLC did not retain any of these amounts during such periods.

                 APPENDIX A: TABLES OF ACCUMULATION UNIT VALUES

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
               VENTURE III WITH AS ISSUED ON OR AFTER MAY 5, 2003
                   AND VENTURE III WITH GEM (ALL ISSUE DATES)

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Science & Technology Trust - Series II
                           Unit Value at Start of Year        13.712452        9.283395      12.500000
                             Unit Value at End of Year        13.566483       13.712452       9.283395
                        Number of Units at End of Year          580,571         411,007          5,580
Pacific Rim Trust - Series II
                           Unit Value at Start of Year        13.656433        9.899754      12.500000
                             Unit Value at End of Year        15.657484       13.656433       9.899754
                        Number of Units at End of Year          254,982         101,718            537
Health Sciences Trust - Series II
                           Unit Value at Start of Year        14.150421       10.605710      12.500000
                             Unit Value at End of Year        15.980101       14.150421      10.605710
                        Number of Units at End of Year          541,226         310,055         14,361
Emerging Growth Trust - Series II
                           Unit Value at Start of Year        16.137719       12.500000
                             Unit Value at End of Year        16.893527       16.137719
                        Number of Units at End of Year           45,303          13,253
Emerging Small Company Trust - Series II
                           Unit Value at Start of Year        13.050958        9.531326      12.500000
                             Unit Value at End of Year        14.260613       13.050958       9.531326
                        Number of Units at End of Year          624,965         444,605          5,714
Small Cap Index Trust - Series II
                           Unit Value at Start of Year        13.522919        9.478339      12.500000
                             Unit Value at End of Year        15.548509       13.522919       9.478339
                        Number of Units at End of Year          482,820         307,301          2,660
Small Company Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        15.024675
                        Number of Units at End of Year           23,197
Dynamic Growth Trust - Series II
                           Unit Value at Start of Year        12.797885       10.096656      12.500000
                             Unit Value at End of Year        13.821803       12.797885      10.096656
                        Number of Units at End of Year          101,183         104,025          4,726
Mid Cap Stock Trust - Series II
                           Unit Value at Start of Year        14.063561       10.090950      12.500000
                             Unit Value at End of Year        16.393632       14.063561      10.090950
                        Number of Units at End of Year        1,054,442         634,970          2,327
Natural Resources Trust - Series II
                           Unit Value at Start of Year        17.763098       12.500000
                             Unit Value at End of Year        21.629775       17.763098
                        Number of Units at End of Year          420,594        127,146

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
All Cap Growth Trust - Series II
                           Unit Value at Start of Year        12.674210       10.008595      12.500000
                             Unit Value at End of Year        13.229135       12.674210      10.008595
                        Number of Units at End of Year          219,198         128,736          6,015
Strategic Opportunities Trust - Series II
                           Unit Value at Start of Year        10.099132        8.189696      12.500000
                             Unit Value at End of Year        11.141500       10.099132       8.189696
                        Number of Units at End of Year          335,200         217,406          7,523
Financial Services Trust - Series II
                           Unit Value at Start of Year        13.385674       10.221472      12.500000
                             Unit Value at End of Year        14.465294       13.385674      10.221472
                        Number of Units at End of Year          267,698         193,147         25,104
International Stock Trust - Series II
                           Unit Value at Start of Year        12.359623        9.665705      12.500000
                             Unit Value at End of Year        13.995306       12.359623       9.665705
                        Number of Units at End of Year          133,773         101,503         28,119
International Small Cap Trust - Series II
                           Unit Value at Start of Year        14.976847        9.859838      12.500000
                             Unit Value at End of Year        17.769580       14.976847       9.859838
                        Number of Units at End of Year          354,469         157,210          9,734
International Equity Index A Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.602007
                        Number of Units at End of Year          218,106
American International Trust - Series II
                           Unit Value at Start of Year        16.458965       12.500000
                             Unit Value at End of Year        19.184723       16.458965
                        Number of Units at End of Year        2,393,198         525,458
International Value Trust - Series II
                           Unit Value at Start of Year        13.853534        9.764733      12.500000
                             Unit Value at End of Year        16.505871       13.853534       9.764733
                        Number of Units at End of Year        1,011,065         524,999         13,226
Quantitative Mid Cap Trust - Series II
                           Unit Value at Start of Year        13.379370        9.852784      12.500000
                             Unit Value at End of Year        15.483093       13.379370       9.852784
                        Number of Units at End of Year           80,946          29,791          2,463
Mid Cap Index Trust - Series II
                           Unit Value at Start of Year        13.165014        9.983954      12.500000
                             Unit Value at End of Year        14.945326       13.165014       9.983954
                        Number of Units at End of Year          511,084         295,326          1,169
Mid Cap Core Trust - Series II
                           Unit Value at Start of Year        15.115286       12.500000
                             Unit Value at End of Year        16.934560       15.115286
                        Number of Units at End of Year          243,114         110,465

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Global Trust - Series II
                           Unit Value at Start of Year        12.876284       10.309521      12.500000
                             Unit Value at End of Year        14.476898       12.876284      10.309521
                        Number of Units at End of Year          131,024          76,294         18,265
Capital Appreciation Trust - Series II
                           Unit Value at Start of Year        12.112259        9.538178      12.500000
                             Unit Value at End of Year        12.986742       12.112259       9.538178
                        Number of Units at End of Year          273,041         174,607         39,623
American Growth Trust - Series II
                           Unit Value at Start of Year        15.224034       12.500000
                             Unit Value at End of Year        16.724537       15.224034
                        Number of Units at End of Year        6,880,421       2,612,352
U.S. Global Leaders Growth Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.049486
                        Number of Units at End of Year           51,871
Quantitative All Cap Trust - Series II
                           Unit Value at Start of Year        15.360025       12.500000
                             Unit Value at End of Year        17.290349       15.360025
                        Number of Units at End of Year           36,490           5,674
All Cap Core Trust - Series II
                           Unit Value at Start of Year        13.541947       10.509596      12.500000
                             Unit Value at End of Year        15.427425       13.541947      10.509596
                        Number of Units at End of Year           66,175          29,866            644
Large Cap Growth Trust - Series II
                           Unit Value at Start of Year        12.398438       10.084538      12.500000
                             Unit Value at End of Year        12.900915       12.398438      10.084538
                        Number of Units at End of Year          611,324          45,555         13,459
Total Stock Market Index Trust - Series II
                           Unit Value at Start of Year        13.045337       10.197284      12.500000
                             Unit Value at End of Year        14.290616       13.045337      10.197284
                        Number of Units at End of Year          283,265         170,872          8,489
Blue Chip Growth Trust - Series II
                           Unit Value at Start of Year        12.918162       10.199546      12.500000
                             Unit Value at End of Year        13.800581       12.918162      10.199546
                        Number of Units at End of Year        1,183,363         492,024         67,960
U. S. Large Cap Trust - Series II
                           Unit Value at Start of Year        13.274886        9.893359      12.500000
                             Unit Value at End of Year        14.218473       13.274886       9.893359
                        Number of Units at End of Year          654,850          76,646          7,784
Core Equity Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.036828
                        Number of Units at End of Year          334,984

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Strategic Value Trust - Series II
                           Unit Value at Start of Year        12.375906        9.797175      12.500000
                             Unit Value at End of Year        14.309779       12.375906       9.797175
                        Number of Units at End of Year          245,268         172,326         46,866
Large Cap Value Trust - Series II
                           Unit Value at Start of Year        15.743584       12.500000
                             Unit Value at End of Year        18.781986       15.743584
                        Number of Units at End of Year          138,211          41,873
Classic Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.727218
                        Number of Units at End of Year           67,852
Utilities Trust - Series II
                           Unit Value at Start of Year        14.306938       10.855356      12.500000
                             Unit Value at End of Year        18.149695       14.306938      10.855356
                        Number of Units at End of Year          255,137         110,420         17,159
Real Estate Securities Trust - Series II
                           Unit Value at Start of Year        16.108031       11.810352      12.500000
                             Unit Value at End of Year        20.835346       16.108031      11.810352
                        Number of Units at End of Year          765,647         333,783         18,135
Small Cap Opportunities Trust - Series II
                           Unit Value at Start of Year        17.269212       12.500000
                             Unit Value at End of Year        21.271647       17.269212
                        Number of Units at End of Year          181,511          53,999
Small Company Value Trust - Series II
                           Unit Value at Start of Year        13.375438       10.201010      12.500000
                             Unit Value at End of Year        16.404097       13.375438      10.201010
                        Number of Units at End of Year        1,509,955         748,523         41,340
Special Value Trust - Series II
                           Unit Value at Start of Year        15.609324       12.500000
                             Unit Value at End of Year        18.379252       15.609324
                        Number of Units at End of Year           48,103          15,073
Mid Cap Value Trust - Series II
                           Unit Value at Start of Year        13.295703       10.823274      12.500000
                             Unit Value at End of Year        16.211925       13.295703      10.823274
                        Number of Units at End of Year        1,709,773         891,759         44,437
Value Trust - Series II
                           Unit Value at Start of Year        12.909015        9.487504      12.500000
                             Unit Value at End of Year        14.577434       12.909015       9.487504
                        Number of Units at End of Year          290,234         142,695         26,508
All Cap Value Trust - Series II
                           Unit Value at Start of Year        13.085078        9.647188      12.500000
                             Unit Value at End of Year        14.873269       13.085078       9.647188
                        Number of Units at End of Year          652,985         364,983          7,884

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
500 Index Trust - Series II
                           Unit Value at Start of Year        12.796469       10.202778      12.500000
                             Unit Value at End of Year        13.816981       12.796469      10.202778
                        Number of Units at End of Year        1,066,842         744,387         30,754
Fundamental Value Trust - Series II
                           Unit Value at Start of Year        13.406652       10.539789      12.500000
                             Unit Value at End of Year        14.666493       13.406652      10.539789
                        Number of Units at End of Year        1,597,541         724,423         40,455
Growth & Income Trust - Series II
                           Unit Value at Start of Year        12.761586       10.283785      12.500000
                             Unit Value at End of Year        13.347440       12.761586      10.283785
                        Number of Units at End of Year          847,551         471,703         46,298
Quantitative Value Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.481363
                        Number of Units at End of Year              967
American Growth-Income Trust - Series II
                           Unit Value at Start of Year        15.342564       12.500000
                             Unit Value at End of Year        16.541142       15.342564
                        Number of Units at End of Year        5,153,685       1,644,885
Equity-Income Trust - Series II
                           Unit Value at Start of Year        12.801739       10.399131      12.500000
                             Unit Value at End of Year        14.402241       12.801739      10.399131
                        Number of Units at End of Year        2,129,976         922,828         72,429
American Blue Chip Income and Growth Trust - Series II
                           Unit Value at Start of Year        15.253650       12.500000
                             Unit Value at End of Year        16.340787       15.253650
                        Number of Units at End of Year        1,712,912         942,836
Income & Value Trust - Series II
                           Unit Value at Start of Year        13.418984       10.824045      12.500000
                             Unit Value at End of Year        14.149495       13.418984      10.824045
                        Number of Units at End of Year        1,196,450         534,443         27,012
PIMCO VIT All Asset Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.830221
                        Number of Units at End of Year           35,267
Global Allocation Trust - Series II
                           Unit Value at Start of Year        12.576878       10.130181      12.500000
                             Unit Value at End of Year        13.892059       12.576878      10.130181
                        Number of Units at End of Year          531,937         155,717         12,394
High Yield Trust - Series II
                           Unit Value at Start of Year        14.254457       11.691304      12.500000
                             Unit Value at End of Year        15.510445       14.254457      11.691304
                        Number of Units at End of Year          872,757         542,096         54,491

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                             ----------       ---------      ---------       ---------
Strategic Bond Trust - Series II
                           Unit Value at Start of Year        14.424221       13.011678      12.500000
                             Unit Value at End of Year        15.064431       14.424221      13.011678
                        Number of Units at End of Year          753,789         197,544          7,865
Strategic Income Trust - Series II
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.442692
                        Number of Units at End of Year           84,315
Global Bond Trust - Series II
                           Unit Value at Start of Year        16.146477       14.281750      12.500000
                             Unit Value at End of Year        17.445870       16.146477      14.281750
                        Number of Units at End of Year          793,677         263,005          9,637
Investment Quality Bond Trust - Series II
                           Unit Value at Start of Year        14.017992       13.315887      12.500000
                             Unit Value at End of Year        14.400139       14.017992      13.315887
                        Number of Units at End of Year          424,978         261,061         25,767
Total Return Trust - Series II
                           Unit Value at Start of Year        13.696789       13.304234      12.500000
                             Unit Value at End of Year        14.078249       13.696789      13.304234
                        Number of Units at End of Year        1,653,518       1,148,470        124,496
Real Return Bond Trust - Series II
                           Unit Value at Start of Year        12.941550       12.500000
                             Unit Value at End of Year        13.812662       12.941550
                        Number of Units at End of Year        1,153,879         731,647
U. S. Government Securities Trust - Series II
                           Unit Value at Start of Year        13.055529       13.090912      12.500000
                             Unit Value at End of Year        13.161193       13.055529      13.090912
                        Number of Units at End of Year          413,421         341,401         15,548
Money Market Trust - Series II
                           Unit Value at Start of Year        12.246054       12.427253      12.500000
                             Unit Value at End of Year        12.093901       12.246054      12.427253
                        Number of Units at End of Year        1,411,618         731,580         61,394
Lifestyle Aggressive 1000 Trust - Series II
                           Unit Value at Start of Year        13.238642        9.995815      12.500000
                             Unit Value at End of Year        15.082149       13.238642       9.995815
                        Number of Units at End of Year        3,436,912       1,576,341         19,680
Lifestyle Growth 820 Trust - Series II
                           Unit Value at Start of Year        13.540994       10.656315      12.500000
                             Unit Value at End of Year        15.232955       13.540994      10.656315
                        Number of Units at End of Year       27,495,124       6,423,351         75,942
Lifestyle Balanced 640 Trust - Series II
                           Unit Value at Start of Year        13.780067       11.322585      12.500000
                             Unit Value at End of Year        15.340795       13.780067      11.322585
                        Number of Units at End of Year       25,445,741       7,057,793        183,344

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Lifestyle Moderate 460 Trust - Series II
                           Unit Value at Start of Year        13.737664       11.876927      12.500000
                             Unit Value at End of Year        14.974101       13.737664      11.876927
                        Number of Units at End of Year        5,301,216       1,857,801         34,204
Lifestyle Conservative 280 Trust - Series II
                           Unit Value at Start of Year        13.643360       12.459034      12.500000
                             Unit Value at End of Year        14.532273       13.643360      12.459034
                        Number of Units at End of Year        2,136,364         878,833         11,178
Aggressive Growth Trust - Series II
                           Unit Value at Start of Year        12.514608        9.544114      12.500000
                             Unit Value at End of Year        13.415687       12.514608       9.544114
                        Number of Units at End of Year          326,940         247,043          9,420
Diversified Bond Trust - Series II
                           Unit Value at Start of Year        13.516543       13.164614      12.500000
                             Unit Value at End of Year        13.752779       13.516543      13.164614
                        Number of Units at End of Year        4,302,819         206,340         16,141
Overseas Trust - Series II
                           Unit Value at Start of Year        13.589131        9.632245      12.500000
                             Unit Value at End of Year        14.882137       13.589131       9.632245
                        Number of Units at End of Year          235,635         118,496          2,345
Small Company Blend Trust - Series II
                           Unit Value at Start of Year        12.422207        9.062208      12.500000
                             Unit Value at End of Year        13.051120       12.422207       9.062208
                        Number of Units at End of Year          889,536         546,646         12,145
Strategic Growth Trust - Series II
                           Unit Value at Start of Year        12.870913       10.355534      12.500000
                             Unit Value at End of Year        13.427134       12.870913      10.355534
                        Number of Units at End of Year          290,089         180,067          6,655
Science & Technology Trust - Series I
                           Unit Value at Start of Year         8.848557        5.993162      10.306931       12.500000
                             Unit Value at End of Year         8.761904        8.848557       5.993162       10.306931
                        Number of Units at End of Year            8,664          16,904          5,580           4,076
Pacific Rim Trust - Series I
                           Unit Value at Start of Year        14.016174       10.146089      11.817183       12.500000
                             Unit Value at End of Year        16.084077       14.016174      10.146089       11.817183
                        Number of Units at End of Year              129             268            537             361
Health Sciences Trust - Series I
                           Unit Value at Start of Year        12.591031        9.415806      13.182940       12.500000
                             Unit Value at End of Year        14.251835       12.591031       9.415806       13.182940
                        Number of Units at End of Year            5,453          12,004         14,361           3,599
Emerging Small Company Trust - Series I
                           Unit Value at Start of Year        11.545630        8.416899      12.111098       12.500000
                             Unit Value at End of Year        16.893527       11.545630       8.416899       12.111098
                        Number of Units at End of Year               75          27,653         28,910           2,557

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Small Cap Index Trust - Series I
                           Unit Value at Start of Year        13.707465        9.577659      12.424901       12.500000
                             Unit Value at End of Year        15.787139       13.707465       9.577659       12.424901
                        Number of Units at End of Year           10,322          10,447          2,660           1,266
Dynamic Growth Trust - Series I
                           Unit Value at Start of Year         9.579794        7.562801      10.754429       12.500000
                             Unit Value at End of Year        10.344111        9.579794       7.562801       10.754429
                        Number of Units at End of Year            9,149          15,496          4,726           3,436
Mid Cap Stock Trust - Series I
                           Unit Value at Start of Year        13.260165        9.490451      12.484975       12.500000
                             Unit Value at End of Year        15.494815       13.260165       9.490451       12.484975
                        Number of Units at End of Year            9,400          23,248         11,558           6,547
All Cap Growth Trust - Series I
                           Unit Value at Start of Year        10.963947        8.641749      11.645841       12.500000
                             Unit Value at End of Year        11.464522       10.963947       8.641749       11.645841
                        Number of Units at End of Year           10,212          19,114         19,502           8,374
Strategic Opportunities Trust - Series I
                           Unit Value at Start of Year         8.084801        6.544483      10.887723       12.500000
                             Unit Value at End of Year         8.913663        8.084801       6.544483       10.887723
                        Number of Units at End of Year            4,226           8,615          7,523           9,469
Financial Services Trust - Series I
                           Unit Value at Start of Year        12.481976        9.518501      11.808217       12.500000
                             Unit Value at End of Year        13.524311       12.481976       9.518501       11.808217
                        Number of Units at End of Year           15,814          22,989         25,104               -
International Stock Trust - Series I
                           Unit Value at Start of Year        11.431790        8.938910      11.627790       12.500000
                             Unit Value at End of Year        12.971477       11.431790       8.938910       11.627790
                        Number of Units at End of Year           20,912          25,089         28,119           1,577
International Small Cap Trust - Series I
                           Unit Value at Start of Year        14.523185        9.548061      11.680121       12.500000
                             Unit Value at End of Year        17.259400       14.523185       9.548061       11.680121
                        Number of Units at End of Year            3,085           9,655          9,734             321
International Equity Index A Trust - Series I
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        14.625267
                        Number of Units at End of Year            1,250
International Value Trust - Series I
                           Unit Value at Start of Year        13.719209        9.647340      11.961174       12.500000
                             Unit Value at End of Year        16.368662       13.719209       9.647340       11.961174
                        Number of Units at End of Year            7,261           9,676         13,226           4,571
Quantitative Mid Cap Trust - Series I
                           Unit Value at Start of Year        11.410195        8.390229      11.049613       12.500000
                             Unit Value at End of Year        13.239784       11.410195       8.390229       11.049613
                        Number of Units at End of Year            1,634           2,179          2,463               -

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Mid Cap Index Trust - Series I
                           Unit Value at Start of Year        13.542198       10.251258      12.309409       12.500000
                             Unit Value at End of Year        15.397313       13.542198      10.251258       12.309409
                        Number of Units at End of Year            6,949           7,126          1,169           3,203
Global Trust - Series I
                           Unit Value at Start of Year        11.282635        9.017096      11.355598       12.500000
                             Unit Value at End of Year        12.709470       11.282635       9.017096       11.355598
                        Number of Units at End of Year            9,095          17,187         18,265           1,126
Capital Appreciation Trust - Series I
                           Unit Value at Start of Year        10.267322        8.078245      11.860509       12.500000
                             Unit Value at End of Year        11.018836       10.267322       8.078245       11.860509
                        Number of Units at End of Year           13,330          18,973         39,623           4,837
All Cap Core Trust - Series I
                           Unit Value at Start of Year        11.088322        8.586561      11.699336       12.500000
                             Unit Value at End of Year        12.661903       11.088322       8.586561       11.699336
                        Number of Units at End of Year                -           2,545            644             214
Large Cap Growth Trust - Series I
                           Unit Value at Start of Year        10.654992        8.660404      11.432796       12.500000
                             Unit Value at End of Year        11.105180       10.654992       8.660404       11.432796
                        Number of Units at End of Year           30,300          45,555         47,632           9,276
Total Stock Market Index Trust - Series I
                           Unit Value at Start of Year        11.722288        9.147475      11.838850       12.500000
                             Unit Value at End of Year        12.857906       11.722288       9.147475       11.838850
                        Number of Units at End of Year           13,741          13,904          8,489             182
Blue Chip Growth Trust - Series I
                           Unit Value at Start of Year        11.441458        9.022933      12.135598       12.500000
                             Unit Value at End of Year        12.245907       11.441458       9.022933       12.135598
                        Number of Units at End of Year           51,035          71,726         67,960           6,710
U. S. Large Cap Trust - Series I
                           Unit Value at Start of Year        11.926177        8.863588      12.068885       12.500000
                             Unit Value at End of Year        12.806545       11.926177       8.863588       12.068885
                        Number of Units at End of Year           55,972          76,646         68,919          13,438
Strategic Value Trust - Series I
                           Unit Value at Start of Year        10.445118        8.262230      11.561026       12.500000
                             Unit Value at End of Year        12.097062       10.445118       8.262230       11.561026
                        Number of Units at End of Year           46,144          48,905         46,866           1,245
Utilities Trust - Series I
                           Unit Value at Start of Year        10.513672        7.960992      10.607363       12.500000
                             Unit Value at End of Year        13.357274       10.513672       7.960992       10.607363
                        Number of Units at End of Year           19,800          15,233         17,159             567
Real Estate Securities Trust - Series I
                           Unit Value at Start of Year        17.051656       12.483003      12.395916       12.500000
                             Unit Value at End of Year        22.101250       17.051656      12.483003       12.395916
                        Number of Units at End of Year           24,127          31,185         18,135          11,076

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Small Company Value Trust - Series I
                           Unit Value at Start of Year        15.274154       11.640194      12.604862       12.500000
                             Unit Value at End of Year        18.770822       15.274154      11.640194       12.604862
                        Number of Units at End of Year           26,322          41,726         41,340          13,189
Mid Cap Value Trust - Series I
                           Unit Value at Start of Year        14.093791       11.452627      12.978503       12.500000
                             Unit Value at End of Year        17.218926       14.093791      11.452627       12.978503
                        Number of Units at End of Year           37,560          40,962         44,437          11,864
Value Trust - Series I
                           Unit Value at Start of Year        12.332304        9.053320      11.946808       12.500000
                             Unit Value at End of Year        13.942906       12.332304       9.053320       11.946808
                        Number of Units at End of Year           18,710          19,287         26,508           8,999
All Cap Value Trust - Series I
                           Unit Value at Start of Year        12.071343        8.887248      12.545380       12.500000
                             Unit Value at End of Year        13.740355       12.071343       8.887248       12.545380
                        Number of Units at End of Year            5,386           6,173          7,884           1,015
500 Index Trust - Series I
                           Unit Value at Start of Year        11.244851        8.948424      11.766387       12.500000
                             Unit Value at End of Year        12.170731       11.244851       8.948424       11.766387
                        Number of Units at End of Year           39,466          28,154         30,754           6,321
Fundamental Value Trust - Series I
                           Unit Value at Start of Year        12.648823        9.923939      12.064485       12.500000
                             Unit Value at End of Year        13.881560       12.648823       9.923939       12.064485
                        Number of Units at End of Year           32,731          39,988         40,455          40,942
Growth & Income Trust - Series I
                           Unit Value at Start of Year        10.989611        8.843472      11.905935       12.500000
                             Unit Value at End of Year        11.518267       10.989611       8.843472       11.905935
                        Number of Units at End of Year           30,729          46,925         46,298          31,888
Equity-Income Trust - Series I
                           Unit Value at Start of Year        12.738737       10.333675      12.139130       12.500000
                             Unit Value at End of Year        14.356729       12.738737      10.333675       12.139130
                        Number of Units at End of Year           55,715          74,231         72,429          28,697
Income & Value Trust - Series I
                           Unit Value at Start of Year        12.586301       10.136519      12.282680       12.500000
                             Unit Value at End of Year        13.298961       12.586301      10.136519       12.282680
                        Number of Units at End of Year           17,097          23,174         27,012           7,959
Global Allocation Trust - Series I
                           Unit Value at Start of Year        10.957473        8.828827      11.711820       12.500000
                             Unit Value at End of Year        12.125553       10.957473       8.828827       11.711820
                        Number of Units at End of Year           10,796          11,919         12,394               -
High Yield Trust - Series I
                           Unit Value at Start of Year        13.379105       10.951578      11.979562       12.500000
                             Unit Value at End of Year        14.585968       13.379105      10.951578       11.979562
                        Number of Units at End of Year           61,876          58,692         54,491           3,624

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Strategic Bond Trust - Series I
                           Unit Value at Start of Year        15.012276       13.519486      12.639442       12.500000
                             Unit Value at End of Year        15.718575       15.012276      13.519486       12.639442
                        Number of Units at End of Year            9,063           9,640          7,865           4,812
Global Bond Trust - Series I
                           Unit Value at Start of Year        16.908591       14.926222      12.657716       12.500000
                             Unit Value at End of Year        18.298149       16.908591      14.926222       12.657716
                        Number of Units at End of Year           14,147          12,385          9,637           1,821
Investment Quality Bond Trust - Series I
                           Unit Value at Start of Year        14.259793       13.535125      12.541663       12.500000
                             Unit Value at End of Year        14.671153       14.259793      13.535125       12.541663
                        Number of Units at End of Year           11,049          13,473         25,767          36,249
Total Return Trust - Series I
                           Unit Value at Start of Year        14.166295       13.741449      12.781691       12.500000
                             Unit Value at End of Year        14.595185       14.166295      13.741449       12.781691
                        Number of Units at End of Year          112,185         131,301        124,496          46,568
U. S. Government Securities Trust - Series I
                           Unit Value at Start of Year        13.426478       13.444151      12.681412       12.500000
                             Unit Value at End of Year        13.560125       13.426478      13.444151       12.681412
                        Number of Units at End of Year           20,866          23,225         42,239          26,818
Money Market Trust - Series I
                           Unit Value at Start of Year        12.284027       12.441060      12.526094       12.500000
                             Unit Value at End of Year        12.155704       12.284027      12.441060       12.526094
                        Number of Units at End of Year           62,791          39,223         61,394         121,926
Lifestyle Aggressive 1000 Trust - Series I
                           Unit Value at Start of Year        12.208281        9.217842      11.842624       12.500000
                             Unit Value at End of Year        13.908310       12.208281       9.217842       11.842624
                        Number of Units at End of Year           14,773          14,728         19,680           1,949
Lifestyle Growth 820 Trust - Series I
                           Unit Value at Start of Year        12.671161        9.963377      12.060834       12.500000
                             Unit Value at End of Year        14.252881       12.671161       9.963377       12.060834
                        Number of Units at End of Year           68,477          63,807         75,942           6,575
Lifestyle Balanced 640 Trust - Series I
                           Unit Value at Start of Year        13.122672       10.782427      12.197559       12.500000
                             Unit Value at End of Year        14.619557       13.122672      10.782427       12.197559
                        Number of Units at End of Year          187,058         161,405        183,344           6,123
Lifestyle Moderate 460 Trust - Series I
                           Unit Value at Start of Year        13.417828       11.600405      12.314464       12.500000
                             Unit Value at End of Year        14.625498       13.417828      11.600405       12.314464
                        Number of Units at End of Year           21,112          36,387         34,204           8,967
Lifestyle Conservative 280 Trust - Series I
                           Unit Value at Start of Year        13.675309       12.487808      12.505683       12.500000
                             Unit Value at End of Year        14.576568       13.675309      12.487808       12.505683
                        Number of Units at End of Year            7,153           9,355         11,178           4,879

                                                                Year            Year           Year            Year
                                                               Ended           Ended          Ended           Ended
                                                               Dec. 31         Dec. 31        Dec. 31         Dec. 31
                                                                2004            2003           2002            2001
                                                              ---------       ---------      ---------       ---------
Aggressive Growth Trust - Series I
                           Unit Value at Start of Year        10.769101        8.194374      11.124693       12.500000
                             Unit Value at End of Year        11.550257       10.769101       8.194374       11.124693
                        Number of Units at End of Year            6,455           8,912          9,420           2,666
Diversified Bond Trust - Series I
                           Unit Value at Start of Year        13.740598       13.381106      12.667251       12.500000
                             Unit Value at End of Year        14.007679       13.740598      13.381106       12.667251
                        Number of Units at End of Year            3,694           6,559         16,141          26,252
Overseas Trust - Series I
                           Unit Value at Start of Year        12.391721        8.775947      11.380104       12.500000
                             Unit Value at End of Year        13.598078       12.391721       8.775947       11.380104
                        Number of Units at End of Year            1,343           2,441          2,345             173
Small Company Blend Trust - Series I
                           Unit Value at Start of Year        12.198568        8.894344      12.171046       12.500000
                             Unit Value at End of Year        12.835676       12.198568       8.894344       12.171046
                        Number of Units at End of Year            5,671           8,316         12,145          10,681
Strategic Growth Trust - Series I
                           Unit Value at Start of Year        10.366149        8.323706      11.783648       12.500000
                             Unit Value at End of Year        10.843210       10.366149       8.323706       11.783648
                        Number of Units at End of Year            2,519           4,507          6,655           3,810

Units under this series of contracts were first credited under the subaccounts on May 5, 2003 except in the following instances:

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on August 4, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                  VENTURE III WITH AS ISSUED PRIOR TO 5/05/2003

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Science & Technology Trust - Series II
                             Unit Value at Start of Year        13.746139     9.292277    12.500000
                               Unit Value at End of Year        13.620276    13.746139     9.292277
                          Number of Units at End of Year          677,523      785,025      202,175
Pacific Rim Trust - Series II
                             Unit Value at Start of Year        13.689980     9.909224    12.500000
                               Unit Value at End of Year        15.719562    13.689980     9.909224
                          Number of Units at End of Year          296,557      230,924      103,642
Health Sciences Trust - Series II
                             Unit Value at Start of Year        14.185179    10.615849    12.500000
                               Unit Value at End of Year        16.043469    14.185179    10.615849
                          Number of Units at End of Year          605,996      587,894      255,642
Emerging Growth Trust - Series II
                             Unit Value at Start of Year        16.153611    12.500000
                               Unit Value at End of Year        16.935617    16.153611
                          Number of Units at End of Year           11,246        7,937
Emerging Small Company Trust - Series II
                             Unit Value at Start of Year        13.083021     9.540441    12.500000
                               Unit Value at End of Year        14.317145    13.083021     9.540441
                          Number of Units at End of Year          721,122      813,809      284,420
Small Cap Index Trust - Series II
                             Unit Value at Start of Year        13.556141     9.487407    12.500000
                               Unit Value at End of Year        15.610151    13.556141     9.487407
                          Number of Units at End of Year          568,237      624,153      268,338
Small Company Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        15.039623
                          Number of Units at End of Year            3,612
Dynamic Growth Trust - Series II
                             Unit Value at Start of Year        12.829323    10.106305    12.500000
                               Unit Value at End of Year        13.876630    12.829323    10.106305
                          Number of Units at End of Year          605,108      709,524       82,533
Mid Cap Stock Trust - Series II
                             Unit Value at Start of Year        14.098106    10.100601    12.500000
                               Unit Value at End of Year        16.458620    14.098106    10.100601
                          Number of Units at End of Year        1,043,898    1,108,921      470,778
Natural Resources Trust - Series II
                             Unit Value at Start of Year        17.780593    12.500000
                               Unit Value at End of Year        21.683626    17.780593
                          Number of Units at End of Year          363,500      217,836
All Cap Growth Trust - Series II
                             Unit Value at Start of Year        12.705341    10.018167    12.500000
                               Unit Value at End of Year        13.281593    12.705341    10.018167
                          Number of Units at End of Year          438,693      451,315      228,302

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Strategic Opportunities Trust - Series II
                             Unit Value at Start of Year        10.123966     8.197543    12.500000
                               Unit Value at End of Year        11.185706    10.123966     8.197543
                          Number of Units at End of Year          476,434      534,952      258,022
Financial Services Trust - Series II
                             Unit Value at Start of Year        13.418556    10.231240    12.500000
                               Unit Value at End of Year        14.522649    13.418556    10.231240
                          Number of Units at End of Year          431,763      468,599      175,574
International Stock Trust - Series II
                             Unit Value at Start of Year        12.389988     9.674956    12.500000
                               Unit Value at End of Year        14.050808    12.389988     9.674956
                          Number of Units at End of Year          395,719      422,409      284,865
International Small Cap Trust - Series II
                             Unit Value at Start of Year        15.013613     9.869257    12.500000
                               Unit Value at End of Year        17.840011    15.013613     9.869257
                          Number of Units at End of Year          234,775      276,036       78,980
International Equity Index A Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.616527
                          Number of Units at End of Year          358,653
American International Trust - Series II
                             Unit Value at Start of Year        16.475177    12.500000
                               Unit Value at End of Year        19.232496    16.475177
                          Number of Units at End of Year          521,883      275,436
International Value Trust - Series II
                             Unit Value at Start of Year        13.887566     9.774073    12.500000
                               Unit Value at End of Year        16.571302    13.887566     9.774073
                          Number of Units at End of Year        1,776,210    1,735,805      872,145
Quantitative Mid Cap Trust - Series II
                             Unit Value at Start of Year        13.412249     9.862213    12.500000
                               Unit Value at End of Year        15.544496    13.412249     9.862213
                          Number of Units at End of Year          134,711      128,830       59,910
Mid Cap Index Trust - Series II
                             Unit Value at Start of Year        13.197348     9.993492    12.500000
                               Unit Value at End of Year        15.004583    13.197348     9.993492
                          Number of Units at End of Year          605,135      632,676      346,118
Mid Cap Core Trust - Series II
                             Unit Value at Start of Year        15.130185    12.500000
                               Unit Value at End of Year        16.976776    15.130185
                          Number of Units at End of Year           89,751       48,056
Global Trust - Series II
                             Unit Value at Start of Year        12.907925    10.319378    12.500000
                               Unit Value at End of Year        14.534304    12.907925    10.319378
                          Number of Units at End of Year          358,860      338,502      215,905
Capital Appreciation Trust - Series II
                             Unit Value at Start of Year        12.142016     9.547302    12.500000
                               Unit Value at End of Year        13.038242    12.142016     9.547302
                          Number of Units at End of Year          714,630      788,230      397,347

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
American Growth Trust - Series II
                             Unit Value at Start of Year        15.239027    12.500000
                               Unit Value at End of Year        16.766196    15.239027
                          Number of Units at End of Year        1,351,116      858,573
U.S. Global Leaders Growth Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.062474
                          Number of Units at End of Year               85
Quantitative All Cap Trust - Series II
                             Unit Value at Start of Year        15.375155    12.500000
                               Unit Value at End of Year        17.333422    15.375155
                          Number of Units at End of Year              684        4,049
All Cap Core Trust - Series II
                             Unit Value at Start of Year        13.575224    10.519639    12.500000
                               Unit Value at End of Year        15.488613    13.575224    10.519639
                          Number of Units at End of Year          186,545      201,009       98,190
Large Cap Growth Trust - Series II
                             Unit Value at Start of Year        12.428913    10.094184    12.500000
                               Unit Value at End of Year        12.952105    12.428913    10.094184
                          Number of Units at End of Year        1,213,022    1,301,240      635,202
Total Stock Market Index Trust - Series II
                             Unit Value at Start of Year        13.077379    10.207029    12.500000
                               Unit Value at End of Year        14.347282    13.077379    10.207029
                          Number of Units at End of Year          408,338      426,605      156,620
Blue Chip Growth Trust - Series II
                             Unit Value at Start of Year        12.949904    10.209299    12.500000
                               Unit Value at End of Year        13.855314    12.949904    10.209299
                          Number of Units at End of Year        1,287,623    1,447,638      746,218
U. S. Large Cap Trust - Series II
                             Unit Value at Start of Year        13.307497     9.902818    12.500000
                               Unit Value at End of Year        14.274847    13.307497     9.902818
                          Number of Units at End of Year        2,067,264    2,066,680    1,174,328
Core Equity Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.050793
                          Number of Units at End of Year           76,892
Strategic Value Trust - Series II
                             Unit Value at Start of Year        12.406298     9.806543    12.500000
                               Unit Value at End of Year        14.366513    12.406298     9.806543
                          Number of Units at End of Year          255,690      256,896      141,909
Large Cap Value Trust - Series II
                             Unit Value at Start of Year        15.759084    12.500000
                               Unit Value at End of Year        18.828756    15.759084
                          Number of Units at End of Year           91,834        7,623
Classic Value Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.740877
                          Number of Units at End of Year           11,187

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Utilities Trust - Series II
                             Unit Value at Start of Year        14.342071    10.865724    12.500000
                               Unit Value at End of Year        18.221642    14.342071    10.865724
                          Number of Units at End of Year          225,798      190,234      101,440
Real Estate Securities Trust - Series II
                             Unit Value at Start of Year        16.147570    11.821624    12.500000
                               Unit Value at End of Year        20.917923    16.147570    11.821624
                          Number of Units at End of Year          720,356      748,678      457,392
Small Cap Opportunities Trust - Series II
                             Unit Value at Start of Year        17.286206    12.500000
                               Unit Value at End of Year        21.324613    17.286206
                          Number of Units at End of Year           70,908       17,378
Small Company Value Trust - Series II
                             Unit Value at Start of Year        13.408283    10.210756    12.500000
                               Unit Value at End of Year        16.469112    13.408283    10.210756
                          Number of Units at End of Year        1,912,889    1,911,009      929,346
Special Value Trust - Series II
                             Unit Value at Start of Year        15.624705    12.500000
                               Unit Value at End of Year        18.425047    15.624705
                          Number of Units at End of Year           12,726        1,905
Mid Cap Value Trust - Series II
                             Unit Value at Start of Year        13.328360    10.833606    12.500000
                               Unit Value at End of Year        16.276189    13.328360    10.833606
                          Number of Units at End of Year        2,299,574    2,359,949    1,190,734
Value Trust - Series II
                             Unit Value at Start of Year        12.940716     9.496575    12.500000
                               Unit Value at End of Year        14.635222    12.940716     9.496575
                          Number of Units at End of Year          269,435      282,804      195,802
All Cap Value Trust - Series II
                             Unit Value at Start of Year        13.117229     9.656423    12.500000
                               Unit Value at End of Year        14.932238    13.117229     9.656423
                          Number of Units at End of Year          491,188      444,272      194,899
500 Index Trust - Series II
                             Unit Value at Start of Year        12.827902    10.212534    12.500000
                               Unit Value at End of Year        13.871766    12.827902    10.212534
                          Number of Units at End of Year        2,470,054    1,213,117    1,294,117
Fundamental Value Trust - Series II
                             Unit Value at Start of Year        13.439595    10.549867    12.500000
                               Unit Value at End of Year        14.724657    13.439595    10.549867
                          Number of Units at End of Year        1,917,991    1,873,345      929,985
Growth & Income Trust - Series II
                             Unit Value at Start of Year        12.792926    10.293610    12.500000
                               Unit Value at End of Year        13.400354    12.792926    10.293610
                          Number of Units at End of Year        1,505,611    1,564,714      701,296
Quantitative Value Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.495768
                          Number of Units at End of Year            1,321

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
American Growth-Income Trust - Series II
                             Unit Value at Start of Year        15.357677    12.500000
                               Unit Value at End of Year        16.582346    15.357677
                          Number of Units at End of Year          730,270      446,416
Equity-Income Trust - Series II
                             Unit Value at Start of Year        12.833195    10.409074    12.500000
                               Unit Value at End of Year        14.459352    12.833195    10.409074
                          Number of Units at End of Year        2,845,382    3,022,629    1,472,896
American Blue Chip Income and Growth Trust - Series II
                             Unit Value at Start of Year        15.268682    12.500000
                               Unit Value at End of Year        16.381502    15.268682
                          Number of Units at End of Year          388,717      288,812
Income & Value Trust - Series II
                             Unit Value at Start of Year        13.451943    10.834389    12.500000
                               Unit Value at End of Year        14.205594    13.451943    10.834389
                          Number of Units at End of Year        1,149,939    1,027,704      389,937
PIMCO VIT All Asset Portfolio
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.843983
                          Number of Units at End of Year           76,612
Global Allocation Trust - Series II
                             Unit Value at Start of Year        12.607788    10.139860    12.500000
                               Unit Value at End of Year        13.947145    12.607788    10.139860
                          Number of Units at End of Year          271,077      215,426      121,427
High Yield Trust - Series II
                             Unit Value at Start of Year        14.289454    11.702451    12.500000
                               Unit Value at End of Year        15.571927    14.289454    11.702451
                          Number of Units at End of Year        1,098,262    1,233,595      310,509
Strategic Bond Trust - Series II
                             Unit Value at Start of Year        14.459631    13.024081    12.500000
                               Unit Value at End of Year        15.124141    14.459631    13.024081
                          Number of Units at End of Year          402,567      494,156      198,913
Strategic Income Trust - Series II
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        13.456061
                          Number of Units at End of Year            4,572
Global Bond Trust - Series II
                             Unit Value at Start of Year        16.186110    14.295351    12.500000
                               Unit Value at End of Year        17.515004    16.186110    14.295351
                          Number of Units at End of Year          551,915      592,595      207,523
Investment Quality Bond Trust - Series II
                             Unit Value at Start of Year        14.052420    13.328579    12.500000
                               Unit Value at End of Year        14.457233    14.052420    13.328579
                          Number of Units at End of Year          789,728      900,531      419,580
Total Return Trust - Series II
                             Unit Value at Start of Year        13.730415    13.316914    12.500000
                               Unit Value at End of Year        14.134043    13.730415    13.316914
                          Number of Units at End of Year        3,243,797    3,740,167    2,269,393

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Real Return Bond Trust - Series II
                             Unit Value at Start of Year        12.954331    12.500000
                               Unit Value at End of Year        13.847111    12.954331
                          Number of Units at End of Year          534,620      415,081
U. S. Government Securities Trust - Series II
                             Unit Value at Start of Year        13.087595    13.103404    12.500000
                               Unit Value at End of Year        13.213383    13.087595    13.103404
                          Number of Units at End of Year        1,280,511    1,696,560    1,055,375
Money Market Trust - Series II
                             Unit Value at Start of Year        12.276141    12.439109    12.500000
                               Unit Value at End of Year        12.141864    12.276141    12.439109
                          Number of Units at End of Year        1,517,588    2,110,911    1,967,421
Lifestyle Aggressive 1000 Trust - Series II
                             Unit Value at Start of Year        13.271161    10.005369    12.500000
                               Unit Value at End of Year        15.141947    13.271161    10.005369
                          Number of Units at End of Year        2,154,929    1,976,258      622,163
Lifestyle Growth 820 Trust - Series II
                             Unit Value at Start of Year        13.574266    10.666497    12.500000
                               Unit Value at End of Year        15.293355    13.574266    10.666497
                          Number of Units at End of Year        8,582,094    7,642,690    2,318,975
Lifestyle Balanced 640 Trust - Series II
                             Unit Value at Start of Year        13.813917    11.333399    12.500000
                               Unit Value at End of Year        15.401622    13.813917    11.333399
                          Number of Units at End of Year        9,759,355    9,000,114    2,866,630
Lifestyle Moderate 460 Trust - Series II
                             Unit Value at Start of Year        13.771413    11.888265    12.500000
                               Unit Value at End of Year        15.033490    13.771413    11.888265
                          Number of Units at End of Year        3,473,439    3,593,850    1,246,184
Lifestyle Conservative 280 Trust - Series II
                             Unit Value at Start of Year        13.676874    12.470921    12.500000
                               Unit Value at End of Year        14.589891    13.676874    12.470921
                          Number of Units at End of Year        1,468,065    1,727,749      785,173
Aggressive Growth Trust - Series II
                             Unit Value at Start of Year        12.545357     9.553245    12.500000
                               Unit Value at End of Year        13.468892    12.545357     9.553245
                          Number of Units at End of Year          493,991      483,962      276,403
Diversified Bond Trust - Series II
                             Unit Value at Start of Year        13.549724    13.177160    12.500000
                               Unit Value at End of Year        13.807295    13.549724    13.177160
                          Number of Units at End of Year          476,849      501,679      253,046
Overseas Trust - Series II
                             Unit Value at Start of Year        13.622510     9.641458    12.500000
                               Unit Value at End of Year        14.941139    13.622510     9.641458
                          Number of Units at End of Year          331,843      325,599      252,300
Small Company Blend Trust - Series II
                             Unit Value at Start of Year        12.452707     9.070868    12.500000
                               Unit Value at End of Year        13.102854    12.452707     9.070868
                          Number of Units at End of Year        1,071,424    1,067,398      478,150

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Strategic Growth Trust - Series II
                             Unit Value at Start of Year        12.902525    10.365441    12.500000
                               Unit Value at End of Year        13.480380    12.902525    10.365441
                          Number of Units at End of Year          584,007      631,182      313,890
Science & Technology Trust - Series I
                             Unit Value at Start of Year         8.880742     6.005954    10.313402    12.500000
                               Unit Value at End of Year         8.807004     8.880742     6.005954    10.313402
                          Number of Units at End of Year          392,679      437,547      282,494        4,076
Pacific Rim Trust - Series I
                             Unit Value at Start of Year        14.067127    10.167731    11.824607    12.500000
                               Unit Value at End of Year        16.166820    14.067127    10.167731    11.824607
                          Number of Units at End of Year           54,008       37,168       33,772          361
Health Sciences Trust - Series I
                             Unit Value at Start of Year        12.636757     9.435859    13.191182    12.500000
                               Unit Value at End of Year        14.325124    12.636757     9.435859    13.191182
                          Number of Units at End of Year          342,683      350,008      339,355        3,599
Emerging Small Company Trust - Series I
                             Unit Value at Start of Year        11.587592     8.434835    12.118671    12.500000
                               Unit Value at End of Year        16.935617    11.587592     8.434835    12.118671
                          Number of Units at End of Year            2,628      327,397      284,440        2,557
Small Cap Index Trust - Series I
                             Unit Value at Start of Year        13.757234     9.598062    12.432687    12.500000
                               Unit Value at End of Year        15.868313    13.757234     9.598062    12.432687
                          Number of Units at End of Year          201,964      251,915      198,216        1,266
Dynamic Growth Trust - Series I
                             Unit Value at Start of Year         9.614621     7.578932    10.761173    12.500000
                               Unit Value at End of Year        10.397356     9.614621     7.578932    10.761173
                          Number of Units at End of Year          441,186      518,212      140,674        3,436
Mid Cap Stock Trust - Series I
                             Unit Value at Start of Year        13.308373     9.510684    12.492798    12.500000
                               Unit Value at End of Year        15.574551    13.308373     9.510684    12.492798
                          Number of Units at End of Year          465,827      519,332      411,914        6,547
All Cap Growth Trust - Series I
                             Unit Value at Start of Year        11.003800     8.660177    11.653136    12.500000
                               Unit Value at End of Year        11.523502    11.003800     8.660177    11.653136
                          Number of Units at End of Year          241,172      238,783      251,749        8,374
Strategic Opportunities Trust - Series I
                             Unit Value at Start of Year         8.114196     6.558439    10.894550    12.500000
                               Unit Value at End of Year         8.959536     8.114196     6.558439    10.894550
                          Number of Units at End of Year          224,142      251,177      296,124        9,469
Financial Services Trust - Series I
                             Unit Value at Start of Year        12.527328     9.538791    11.815615    12.500000
                               Unit Value at End of Year        13.593885    12.527328     9.538791    11.815615
                          Number of Units at End of Year          147,080      157,593      162,475            -
International Stock Trust - Series I
                             Unit Value at Start of Year        11.473346     8.957969    11.635074    12.500000
                               Unit Value at End of Year        13.038216    11.473346     8.957969    11.635074
                          Number of Units at End of Year          136,031      154,065      176,546        1,577

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
International Small Cap Trust - Series I
                             Unit Value at Start of Year        14.575939     9.568402    11.687448    12.500000
                               Unit Value at End of Year        17.348142    14.575939     9.568402    11.687448
                          Number of Units at End of Year           46,825       41,942       27,695          321
International Equity Index A Trust - Series I
                             Unit Value at Start of Year        12.500000
                               Unit Value at End of Year        14.639807
                          Number of Units at End of Year          137,510
International Value Trust - Series I
                             Unit Value at Start of Year        13.769068     9.667908    11.968682    12.500000
                               Unit Value at End of Year        16.452869    13.769068     9.667908    11.968682
                          Number of Units at End of Year          283,755      286,750      288,965        4,571
Quantitative Mid Cap Trust - Series I
                             Unit Value at Start of Year        11.451664     8.408113    11.056543    12.500000
                               Unit Value at End of Year        13.307899    11.451664     8.408113    11.056543
                          Number of Units at End of Year           58,120       60,884       57,203
Mid Cap Index Trust - Series I
                             Unit Value at Start of Year        13.591381    10.273100    12.317115    12.500000
                               Unit Value at End of Year        15.476488    13.591381    10.273100    12.317115
                          Number of Units at End of Year          260,098      271,347      258,651        3,203
Global Trust - Series I
                             Unit Value at Start of Year        11.323632     9.036317    11.362716    12.500000
                               Unit Value at End of Year        12.774840    11.323632     9.036317    11.362716
                          Number of Units at End of Year          118,180      124,289      174,250        1,126
Capital Appreciation Trust - Series I
                             Unit Value at Start of Year        10.304647     8.095466    11.867934    12.500000
                               Unit Value at End of Year        11.075538    10.304647     8.095466    11.867934
                          Number of Units at End of Year          289,125      339,054      367,924        4,837
All Cap Core Trust - Series I
                             Unit Value at Start of Year        11.128627     8.604872    11.706670    12.500000
                               Unit Value at End of Year        12.727064    11.128627     8.604872    11.706670
                          Number of Units at End of Year           96,801       97,966      113,181          214
Large Cap Growth Trust - Series I
                             Unit Value at Start of Year        10.693727     8.678872    11.439961    12.500000
                               Unit Value at End of Year        11.162316    10.693727     8.678872    11.439961
                          Number of Units at End of Year          535,598      620,112      672,721        9,276
Total Stock Market Index Trust - Series I
                             Unit Value at Start of Year        11.764902     9.166981    11.846265    12.500000
                               Unit Value at End of Year        12.924053    11.764902     9.166981    11.846265
                          Number of Units at End of Year          122,312      166,760      128,273          182
Blue Chip Growth Trust - Series I
                             Unit Value at Start of Year        11.483029     9.042156    12.143192    12.500000
                               Unit Value at End of Year        12.308902    11.483029     9.042156    12.143192
                          Number of Units at End of Year          591,541      700,061      733,780        6,710
U. S. Large Cap Trust - Series I
                             Unit Value at Start of Year        11.969518     8.882477    12.076441    12.500000
                               Unit Value at End of Year        12.872436    11.969518     8.882477    12.076441
                          Number of Units at End of Year          677,477      725,126      805,400       13,438

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Strategic Value Trust - Series I
                             Unit Value at Start of Year        10.483095     8.279854    11.568273    12.500000
                               Unit Value at End of Year        12.159321    10.483095     8.279854    11.568273
                          Number of Units at End of Year          197,678      195,166      253,289        1,245
Utilities Trust - Series I
                             Unit Value at Start of Year        10.551871     7.977953    10.614010    12.500000
                               Unit Value at End of Year        13.425966    10.551871     7.977953    10.614010
                          Number of Units at End of Year          115,721      119,753      119,237          567
Real Estate Securities Trust - Series I
                             Unit Value at Start of Year        17.113563    12.509571    12.403674    12.500000
                               Unit Value at End of Year        22.214869    17.113563    12.509571    12.403674
                          Number of Units at End of Year          255,261      265,024      255,266       11,076
Small Company Value Trust - Series I
                             Unit Value at Start of Year        15.329629    11.664988    12.612748    12.500000
                               Unit Value at End of Year        18.867322    15.329629    11.664988    12.612748
                          Number of Units at End of Year          606,663      637,716      661,005       13,189
Mid Cap Value Trust - Series I
                             Unit Value at Start of Year        14.144985    11.477020    12.986625    12.500000
                               Unit Value at End of Year        17.307471    14.144985    11.477020    12.986625
                          Number of Units at End of Year          782,002      810,601      869,847       11,864
Value Trust - Series I
                             Unit Value at Start of Year        12.377130     9.072620    11.954290    12.500000
                               Unit Value at End of Year        14.014638    12.377130     9.072620    11.954290
                          Number of Units at End of Year          199,589      186,281      217,663        8,999
All Cap Value Trust - Series I
                             Unit Value at Start of Year        12.115197     8.906189    12.553231    12.500000
                               Unit Value at End of Year        13.811028    12.115197     8.906189    12.553231
                          Number of Units at End of Year          188,315      168,168      164,435        1,015
500 Index Trust - Series I
                             Unit Value at Start of Year        11.285714     8.967490    11.773758    12.500000
                               Unit Value at End of Year        12.233328    11.285714     8.967490    11.773758
                          Number of Units at End of Year          756,774      907,550      930,640        6,321
Fundamental Value Trust - Series I
                             Unit Value at Start of Year        12.694757     9.945065    12.072032    12.500000
                               Unit Value at End of Year        13.952931    12.694757     9.945065    12.072032
                          Number of Units at End of Year          957,799    1,022,920    1,103,460       40,942
Growth & Income Trust - Series I
                             Unit Value at Start of Year        11.029558     8.862332    11.913393    12.500000
                               Unit Value at End of Year        11.577551    11.029558     8.862332    11.913393
                          Number of Units at End of Year          913,120    1,024,581    1,025,162       31,888
Equity-Income Trust - Series I
                             Unit Value at Start of Year        12.785015    10.355686    12.146730    12.500000
                               Unit Value at End of Year        14.430566    12.785015    10.355686    12.146730
                          Number of Units at End of Year        1,052,521    1,142,868    1,276,620       28,697
Income & Value Trust - Series I
                             Unit Value at Start of Year        12.632027    10.158114    12.290367    12.500000
                               Unit Value at End of Year        13.367350    12.632027    10.158114    12.290367
                          Number of Units at End of Year          511,095      443,764      448,378        7,959

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                --------     ---------    ---------    ---------
Global Allocation Trust - Series I
                             Unit Value at Start of Year        10.997305     8.847644    11.719158    12.500000
                               Unit Value at End of Year        12.187943    10.997305     8.847644    11.719158
                          Number of Units at End of Year          103,250      105,136      134,626            -
High Yield Trust - Series I
                             Unit Value at Start of Year        13.427690    10.974884    11.987059    12.500000
                               Unit Value at End of Year        14.660969    13.427690    10.974884    11.987059
                          Number of Units at End of Year          334,866      400,190      256,238        3,624
Strategic Bond Trust - Series I
                             Unit Value at Start of Year        15.066776    13.548238    12.647340    12.500000
                               Unit Value at End of Year        15.799393    15.066776    13.548238    12.647340
                          Number of Units at End of Year          174,724      190,846      123,232        4,812
Global Bond Trust - Series I
                             Unit Value at Start of Year        16.969963    14.957944    12.665620    12.500000
                               Unit Value at End of Year        18.392205    16.969963    14.957944    12.665620
                          Number of Units at End of Year          151,103      141,883      159,585        1,821
Investment Quality Bond Trust - Series I
                             Unit Value at Start of Year        14.311576    13.563910    12.549501    12.500000
                               Unit Value at End of Year        14.746605    14.311576    13.563910    12.549501
                          Number of Units at End of Year          203,908      281,029      338,463       36,249
Total Return Trust - Series I
                             Unit Value at Start of Year        14.217728    13.770668    12.789672    12.500000
                               Unit Value at End of Year        14.670229    14.217728    13.770668    12.789672
                          Number of Units at End of Year        1,117,633    1,420,034    1,827,800       46,568
U. S. Government Securities Trust - Series I
                             Unit Value at Start of Year        13.475239    13.472743    12.689331    12.500000
                               Unit Value at End of Year        13.629862    13.475239    13.472743    12.689331
                          Number of Units at End of Year          298,512      405,665      639,740       26,818
Money Market Trust - Series I
                             Unit Value at Start of Year        12.328626    12.467518    12.533918    12.500000
                               Unit Value at End of Year        12.218199    12.328626    12.467518    12.533918
                          Number of Units at End of Year          646,844      813,415    1,722,514      121,926
Lifestyle Aggressive 1000 Trust - Series I
                             Unit Value at Start of Year        12.252635     9.237487    11.850047    12.500000
                               Unit Value at End of Year        13.979846    12.252635     9.237487    11.850047
                          Number of Units at End of Year          397,658      325,147      292,431        1,949
Lifestyle Growth 820 Trust - Series I
                             Unit Value at Start of Year        12.717199     9.984603    12.068379    12.500000
                               Unit Value at End of Year        14.326199    12.717199     9.984603    12.068379
                          Number of Units at End of Year        2,209,873    1,906,901    1,801,133        6,575
Lifestyle Balanced 640 Trust - Series I
                             Unit Value at Start of Year        13.170349    10.805397    12.205200    12.500000
                               Unit Value at End of Year        14.694746    13.170349    10.805397    12.205200
                          Number of Units at End of Year        2,277,577    2,120,763    1,798,668        6,123
Lifestyle Moderate 460 Trust - Series I
                             Unit Value at Start of Year        13.466590    11.625111    12.322172    12.500000
                               Unit Value at End of Year        14.700722    13.466590    11.625111    12.322172
                          Number of Units at End of Year          744,900      783,613      851,567        8,967

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Lifestyle Conservative 280 Trust - Series I
                             Unit Value at Start of Year        13.724973    12.514382    12.513503    12.500000
                               Unit Value at End of Year        14.651524    13.724973    12.514382    12.513503
                          Number of Units at End of Year          304,138      368,076      394,634        4,879
Aggressive Growth Trust - Series I
                             Unit Value at Start of Year        10.808261     8.211854    11.131670    12.500000
                               Unit Value at End of Year        11.609717    10.808261     8.211854    11.131670
                          Number of Units at End of Year          238,429      292,016      263,220        2,666
Diversified Bond Trust - Series I
                             Unit Value at Start of Year        13.790481    13.409549    12.675169    12.500000
                               Unit Value at End of Year        14.079685    13.790481    13.409549    12.675169
                          Number of Units at End of Year          188,742      225,752      305,030       26,252
Overseas Trust - Series I
                             Unit Value at Start of Year        12.436745     8.794649    11.387239    12.500000
                               Unit Value at End of Year        13.668010    12.436745     8.794649    11.387239
                          Number of Units at End of Year          133,321      150,058      152,627          173
Small Company Blend Trust - Series I
                             Unit Value at Start of Year        12.242875     8.913306    12.178671    12.500000
                               Unit Value at End of Year        12.901687    12.242875     8.913306    12.178671
                          Number of Units at End of Year          316,014      372,895      364,615       10,681
Strategic Growth Trust - Series I
                             Unit Value at Start of Year        10.403829     8.341450    11.791031    12.500000
                               Unit Value at End of Year        10.899006    10.403829     8.341450    11.791031
                          Number of Units at End of Year          459,993      513,126      582,524        3,810

Units under this series of contracts were first credited under the subaccounts on August 1, 2001 except in the following instances:

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on may 5, 2003.

Great Companies-America where units were first credited on August 4, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                              (REFLECTING GEM ONLY)

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Merrill Lynch Value Opportunities V.I. Fund
                             Unit Value at Start of Year        13.882224     9.914958    10.299734    12.500000
                               Unit Value at End of Year        15.643710    13.882224     9.914958    10.299734
                          Number of Units at End of Year                -            -            -            -
Merrill Lynch Basic Value V.I. Fund
                             Unit Value at Start of Year        13.043818     9.986389    10.610880    12.500000
                               Unit Value at End of Year        14.204301    13.043818     9.986389    10.610880
                          Number of Units at End of Year                -            -            -            -
Merrill Lynch Global Allocation V.I. Fund
                             Unit Value at Start of Year        17.089868    15.837724
                               Unit Value at End of Year        19.158629    17.089868
                          Number of Units at End of Year                -            -

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001, except in the following instances:

Merrill Lynch Global Allocation V. I. Fund where units were first credited on November 21, 2003.

           TABLE OF ACCUMULATION UNIT VALUES FOR VENTURE III CONTRACTS
                          INVESTING IN SERIES I SHARES
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)

                                                                   Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended
                                                                 Dec. 31      Dec. 31      Dec. 31      Dec. 31
                                                                   2004         2003         2002         2001
                                                                ---------    ---------    ---------    ---------
Merrill Lynch Value Opportunities V.I. Fund
                             Unit Value at Start of Year        13.932655     9.936083    10.299734    12.500000
                               Unit Value at End of Year        15.724179    13.932655     9.936083    10.299734
                          Number of Units at End of Year            4,472        4,532        4,671            -
Merrill Lynch Basic Value V.I. Fund
                             Unit Value at Start of Year        13.091226    10.007673    10.610880    12.500000
                               Unit Value at End of Year        14.277389    13.091226    10.007673    10.610880
                          Number of Units at End of Year           15,165       15,240       14,836            -
Merrill Lynch Global Allocation V.I. Fund
                             Unit Value at Start of Year        17.151964    15.892669
                               Unit Value at End of Year        19.257165    17.151964
                          Number of Units at End of Year                -            -

Units under this series of contracts were first credited to the sub-accounts on August 1, 2001, except in the following instances:

Merrill Lynch Global Allocation V. I. Fund where units were first credited on November 21, 2003.

         TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK ML3 CONTRACTS
            WEALTHMARK ML3 WITH AS ISSUED ON OR AFTER 5/05/2003, AND
                    WEALTHMARK ML3 WITH EER (ALL ISSUE DATES)

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
Alger American Balanced Portfolio

                             Unit Value at Start of Year      14.909664     12.791987     12.500000
                               Unit Value at End of Year      17.617102     14.909664     12.791987
                          Number of Units at End of Year         56,850       142,331           229
Alger American Leveraged All Cap Portfolio

                             Unit Value at Start of Year      16.632286     12.621953     12.500000
                               Unit Value at End of Year      15.260644     16.632286     12.621953
                          Number of Units at End of Year        218,711        36,084             -
Credit Suisse Trust Emerging Markets Portfolio

                             Unit Value at Start of Year      18.699447     13.331808     12.500000
                               Unit Value at End of Year      22.932281     18.699447     13.331808
                          Number of Units at End of Year         68,804        41,011             -
Credit Suisse Trust Global Small Cap Portfolio

                             Unit Value at Start of Year      19.637083     13.547045     12.500000
                               Unit Value at End of Year      22.743935     19.637083     13.547045
                          Number of Units at End of Year         15,998         9,025             -
Dreyfus I.P. MidCap Stock Portfolio

                             Unit Value at Start of Year      17.853154     13.831872     12.500000
                               Unit Value at End of Year      20.018865     17.853154     13.831872
                          Number of Units at End of Year        204,728       109,344            74
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                             Unit Value at Start of Year      16.980607     13.755178     12.500000
                               Unit Value at End of Year      17.658505     16.980607     13.755178
                          Number of Units at End of Year         22,969        20,277             -
AIM V.I. Utilities Fund Portfolio

                             Unit Value at Start of Year      15.848371     13.743092     12.500000
                               Unit Value at End of Year      19.222027     15.848371     13.743092
                          Number of Units at End of Year         29,212        22,690             -
Scudder Capital Growth Portfolio

                             Unit Value at Start of Year      16.962566     13.657668     12.500000
                               Unit Value at End of Year      17.908975     16.962566     13.657668
                          Number of Units at End of Year        102,830        50,669             -
Scudder Global Discovery Portfolio

                             Unit Value at Start of Year      20.908264     14.316452     12.500000
                               Unit Value at End of Year      25.269717     20.908264     14.316452
                          Number of Units at End of Year         52,156        23,743             -
Scudder Growth and Income Portfolio

                             Unit Value at Start of Year      16.970493     13.660571     12.500000
                               Unit Value at End of Year      18.287843     16.970493     13.660571
                          Number of Units at End of Year        119,873        38,618           145
Scudder Health Sciences Portfolio

                             Unit Value at Start of Year      17.024611     13.018514     12.500000
                               Unit Value at End of Year      18.243427     17.024611     13.018514
                          Number of Units at End of Year        104,436        51,011             -
Scudder International Portfolio

                             Unit Value at Start of Year      16.684339     13.328040     12.500000

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
                               Unit Value at End of Year      19.037659     16.684339     13.328040
                          Number of Units at End of Year        269,088        94,320             -
Scudder Aggressive Growth Portfolio

                             Unit Value at Start of Year      19.279525     14.718819     12.500000
                               Unit Value at End of Year      19.608200     19.279525     14.718819
                          Number of Units at End of Year         54,904        23,794             -
Scudder Blue Chip Portfolio

                             Unit Value at Start of Year      16.761158     13.469073     12.500000
                               Unit Value at End of Year      19.012435     16.761158     13.469073
                          Number of Units at End of Year        180,119        74,026           149
Scudder Large Cap Value Portfolio

                             Unit Value at Start of Year      18.156094     13.991219     12.500000
                               Unit Value at End of Year      19.542114     18.156094     13.991219
                          Number of Units at End of Year        239,378       120,189            36
Scudder Global Blue Chip Portfolio

                             Unit Value at Start of Year      17.232515     13.611606     12.500000
                               Unit Value at End of Year      19.340299     17.232515     13.611606
                          Number of Units at End of Year         42,511        21,767             -
Scudder Government & Agency Securities Portfolio

                             Unit Value at Start of Year      12.598887     12.603573     12.500000
                               Unit Value at End of Year      12.782733     12.598887     12.603573
                          Number of Units at End of Year        223,548       161,818         8,466
Scudder High Income Portfolio

                             Unit Value at Start of Year      16.174982     13.272482     12.500000
                               Unit Value at End of Year      17.795511     16.174982     13.272482
                          Number of Units at End of Year        154,093       198,132             -
Scudder International Select Equity Portfolio

                             Unit Value at Start of Year      17.199779     13.537530     12.500000
                               Unit Value at End of Year      19.895551     17.199779     13.537530
                          Number of Units at End of Year        170,627        49,615             -
Scudder Fixed Income Portfolio

                             Unit Value at Start of Year      13.006236     12.647192     12.500000
                               Unit Value at End of Year      13.290954     13.006236     12.647192
                          Number of Units at End of Year        671,242        63,531            81
Scudder Strategic Income Portfolio

                             Unit Value at Start of Year      12.682585     12.500000
                               Unit Value at End of Year      13.479007     12.682585
                          Number of Units at End of Year        223,348       125,317
Scudder Money Market Portfolio

                             Unit Value at Start of Year      12.303379     12.480608     12.500000
                               Unit Value at End of Year      12.140729     12.303379     12.480608
                          Number of Units at End of Year        139,381       170,743         4,801
Scudder Small Cap Growth Portfolio

                             Unit Value at Start of Year      18.516429     14.233923     12.500000
                               Unit Value at End of Year      20.091934     18.516429     14.233923
                          Number of Units at End of Year        171,348        94,423             -
Scudder Technology Growth Portfolio

                             Unit Value at Start of Year      22.542022     15.708046     12.500000
                               Unit Value at End of Year      22.454536     22.542022     15.708046
                          Number of Units at End of Year         69,335        49,389             -

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
Scudder Total Return Portfolio

                             Unit Value at Start of Year      15.203245     13.174261     12.500000
                               Unit Value at End of Year      15.873631     15.203245     13.174261
                          Number of Units at End of Year        134,532        98,704             -
SVS Davis Venture Value Portfolio

                             Unit Value at Start of Year      17.898785     14.088206     12.500000
                               Unit Value at End of Year      19.575887     17.898785     14.088206
                          Number of Units at End of Year        345,565       158,768             -
SVS Dreman Financial Services Portfolio

                             Unit Value at Start of Year      18.300655     14.595358     12.500000
                               Unit Value at End of Year      20.029882     18.300655     14.595358
                          Number of Units at End of Year         83,371        50,453             -
SVS Dreman High Return Equity Portfolio

                             Unit Value at Start of Year      18.793042     14.559609     12.500000
                               Unit Value at End of Year      20.961633     18.793042     14.559609
                          Number of Units at End of Year        555,787       300,122           139
SVS Dreman Small Cap Value Portfolio

                             Unit Value at Start of Year      18.967820     13.640594     12.500000
                               Unit Value at End of Year      23.371730     18.967820     13.640594
                          Number of Units at End of Year        266,611       137,071            38
SVS Index 500 Portfolio

                             Unit Value at Start of Year      17.529169     13.996807     12.500000
                               Unit Value at End of Year      18.924780     17.529169     13.996807
                          Number of Units at End of Year        490,425       223,188             -
SVS INVESCO Dynamic Growth Portfolio

                             Unit Value at Start of Year      19.107541     14.390377     12.500000
                               Unit Value at End of Year      20.903862     19.107541     14.390377
                          Number of Units at End of Year         31,258        28,153             -
SVS Janus Growth and Income Portfolio

                             Unit Value at Start of Year      16.526765     13.526110     12.500000
                               Unit Value at End of Year      18.021573     16.526765     13.526110
                          Number of Units at End of Year        175,889        74,617             -
SVS Janus Growth Opportunities Portfolio

                             Unit Value at Start of Year      16.526765     13.526110     12.500000
                               Unit Value at End of Year      18.896649     16.526765     13.526110
                          Number of Units at End of Year         61,632        41,597             -
SVS MFS Strategic Value Portfolio

                             Unit Value at Start of Year      17.962642     14.482088     12.500000
                               Unit Value at End of Year      20.700406     17.962642     14.482088
                          Number of Units at End of Year        204,668        50,734            99
SVS Oak Strategic Equity Portfolio

                             Unit Value at Start of Year      22.433891     15.323762     12.500000
                               Unit Value at End of Year      22.214944     22.433891     15.323762
                          Number of Units at End of Year        111,979        47,151             -
SVS Turner MidCap Growth Portfolio

                             Unit Value at Start of Year      20.303084     13.966986     12.500000
                               Unit Value at End of Year      22.049229     20.303084     13.966986
                          Number of Units at End of Year        103,741        52,488             -
Scudder Real Estate Securities Portfolio

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
                             Unit Value at Start of Year      15.242659     12.500000
                               Unit Value at End of Year      19.560547     15.242659
                          Number of Units at End of Year        198,076        85,492
Scudder Templeton Foreign Value Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.169335
                          Number of Units at End of Year          1,176
Scudder Mercury Large Cap Core Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      12.957289
                          Number of Units at End of Year         15,190
Scudder Conservative Income Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year       13.02179
                          Number of Units at End of Year          6,918
Scudder Income & Growth Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.232832
                          Number of Units at End of Year         93,811
Scudder Growth & Income Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.456285
                          Number of Units at End of Year        455,015
Scudder Growth Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.692158
                          Number of Units at End of Year        851,901
Scudder 21st Century Growth Portfolio

                             Unit Value at Start of Year      17.476198     13.653242     12.500000
                               Unit Value at End of Year      18.972264     17.476198     13.653242
                          Number of Units at End of Year         43,020        16,675             -
Scudder Growth Portfolio

                             Unit Value at Start of Year      16.655741     13.661467     12.500000
                               Unit Value at End of Year      17.130329     16.655741     13.661467
                          Number of Units at End of Year        127,798        37,314           103
SVS Eagle Focused Large Cap Growth Portfolio

                             Unit Value at Start of Year      16.928419     13.670845     12.500000
                               Unit Value at End of Year      16.868748     16.928419     13.670845
                          Number of Units at End of Year        196,009        54,565           103
SVS Focus Value + Growth Portfolio

                             Unit Value at Start of Year      18.354798     14.134232     12.500000
                               Unit Value at End of Year      19.983649     18.354798     14.134232
                          Number of Units at End of Year         37,292        24,018             -

Units with AS were first credited under the subaccounts on September 16, 2002 except in the following instances: Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

Units with EER were first credited under the subaccounts on May 5, 2003 except in the following instances:

Scudder Conservative Income Strategy, Scudder Income & Growth Strategy, Scudder Growth & Income Strategy, and Scudder Growth Strategy where units were first credited on August 16, 2004. Scudder Templeton Foreign Value, and Scudder Mercury Large Cap Core, where units were first credited on October 18, 2004.

         TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK ML3 CONTRACTS
                           ISSUED PRIOR TO MAY 5, 2003
               (REFLECTING THE ANNUAL STEP-UP DEATH BENEFIT ONLY)

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
Alger American Balanced Portfolio

                             Unit Value at Start of Year      14.937246     12.796458     12.500000
                               Unit Value at End of Year      17.676252     14.937246     12.796458
                          Number of Units at End of Year         43,928       168,446        11,414
Alger American Leveraged All Cap Portfolio

                             Unit Value at Start of Year      16.663049     12.626368     12.500000
                               Unit Value at End of Year      15.311881     16.663049     12.626368
                          Number of Units at End of Year        170,993        48,281         1,336
Credit Suisse Trust Emerging Markets Portfolio

                             Unit Value at Start of Year      18.734018     13.336460     12.500000
                               Unit Value at End of Year      23.009229     18.734018     13.336460
                          Number of Units at End of Year         43,663        30,398         1,931
Credit Suisse Trust Global Small Cap Portfolio

                             Unit Value at Start of Year      19.673365     13.551769     12.500000
                               Unit Value at End of Year      22.820243     19.673365     13.551769
                          Number of Units at End of Year          6,544         7,350         1,615
Dreyfus I.P. MidCap Stock Portfolio

                             Unit Value at Start of Year      17.886154     13.836696     12.500000
                               Unit Value at End of Year      20.086053     17.886154     13.836696
                          Number of Units at End of Year        204,305       190,212         5,696
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                             Unit Value at Start of Year      17.012020     13.759985     12.500000
                               Unit Value at End of Year      17.717811     17.012020     13.759985
                          Number of Units at End of Year         11,409        12,285         1,307
AIM V.I. Utilities Fund Portfolio

                             Unit Value at Start of Year      15.877680     13.747885     12.500000
                               Unit Value at End of Year      19.286540     15.877680     13.747885
                          Number of Units at End of Year         21,166        24,167         1,823
Scudder Capital Growth Portfolio

                             Unit Value at Start of Year      16.993933     13.662440     12.500000
                               Unit Value at End of Year      17.969098     16.993933     13.662440
                          Number of Units at End of Year         85,675        80,902         4,372
Scudder Global Discovery Portfolio

                             Unit Value at Start of Year      20.946907     14.321443     12.500000
                               Unit Value at End of Year      25.354506     20.946907     14.321443
                          Number of Units at End of Year         36,969        36,537         3,797
Scudder Growth and Income Portfolio

                             Unit Value at Start of Year      17.001872     13.665335     12.500000
                               Unit Value at End of Year      18.349213     17.001872     13.665335
                          Number of Units at End of Year         81,146        73,891         6,457
Scudder Health Sciences Portfolio

                             Unit Value at Start of Year      17.056079     13.023056     12.500000
                               Unit Value at End of Year      18.304664     17.056079     13.023056
                          Number of Units at End of Year         84,919        78,571         4,413
Scudder International Portfolio

                             Unit Value at Start of Year      16.715194     13.332685     12.500000

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
                               Unit Value at End of Year      19.101569     16.715194     13.332685
                          Number of Units at End of Year        101,286        93,700         9,752
Scudder Aggressive Growth Portfolio

                             Unit Value at Start of Year      19.315163     14.723944     12.500000
                               Unit Value at End of Year      19.674020     19.315163     14.723944
                          Number of Units at End of Year          8,397         7,996           470
Scudder Blue Chip Portfolio

                             Unit Value at Start of Year      16.792152     13.473780     12.500000
                               Unit Value at End of Year      19.076241     16.792152     13.473780
                          Number of Units at End of Year         90,235        77,659         2,598
Scudder Large Cap Value Portfolio

                             Unit Value at Start of Year      18.189667     13.996098     12.500000
                               Unit Value at End of Year      19.607720     18.189667     13.996098
                          Number of Units at End of Year        143,416       128,649         9,721
Scudder Global Blue Chip Portfolio

                             Unit Value at Start of Year      17.264383     13.616358     12.500000
                               Unit Value at End of Year      19.405219     17.264383     13.616358
                          Number of Units at End of Year         39,657        39,728         1,208
Scudder Government & Agency Securities Portfolio

                             Unit Value at Start of Year      12.622215     12.607976     12.500000
                               Unit Value at End of Year      12.825671     12.622215     12.607976
                          Number of Units at End of Year        313,687       426,963        46,033
Scudder High Income Portfolio

                             Unit Value at Start of Year      16.204901     13.277116     12.500000
                               Unit Value at End of Year      17.855269     16.204901     13.277116
                          Number of Units at End of Year        293,153       305,817        27,805
Scudder International Select Equity Portfolio

                             Unit Value at Start of Year      17.231578     13.542248     12.500000
                               Unit Value at End of Year      19.962315     17.231578     13.542248
                          Number of Units at End of Year        145,660       133,915         1,326
Scudder Fixed Income Portfolio

                             Unit Value at Start of Year      13.030324     12.651613     12.500000
                               Unit Value at End of Year      13.335619     13.030324     12.651613
                          Number of Units at End of Year        491,816       501,320        29,070
Scudder Strategic Income Portfolio

                             Unit Value at Start of Year      12.695110     12.500000
                               Unit Value at End of Year      13.512619     12.695110
                          Number of Units at End of Year         50,428        52,122
Scudder Money Market Portfolio

                             Unit Value at Start of Year      12.326153     12.484967     12.500000
                               Unit Value at End of Year      12.181510     12.326153     12.484967
                          Number of Units at End of Year        216,090       243,809        49,847
Scudder Small Cap Growth Portfolio

                             Unit Value at Start of Year      18.550650     14.238890     12.500000
                               Unit Value at End of Year      20.159371     18.550650     14.238890
                          Number of Units at End of Year         98,547        90,719         3,409
Scudder Technology Growth Portfolio

                             Unit Value at Start of Year      22.583655     15.713519     12.500000
                               Unit Value at End of Year      22.529871     22.583655     15.713519
                          Number of Units at End of Year         48,245        45,733         3,145

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
Scudder Total Return Portfolio

                             Unit Value at Start of Year      15.231369     13.178863     12.500000
                               Unit Value at End of Year      15.926938     15.231369     13.178863
                          Number of Units at End of Year        164,470       157,021        25,560
SVS Davis Venture Value Portfolio

                             Unit Value at Start of Year      17.931869     14.093117     12.500000
                               Unit Value at End of Year      19.641591     17.931869     14.093117
                          Number of Units at End of Year        234,717       213,631         8,692
SVS Dreman Financial Services Portfolio

                             Unit Value at Start of Year      18.334497     14.600449     12.500000
                               Unit Value at End of Year      20.097117     18.334497     14.600449
                          Number of Units at End of Year         80,552        83,453         5,063
SVS Dreman High Return Equity Portfolio

                             Unit Value at Start of Year      18.827775     14.564687     12.500000
                               Unit Value at End of Year      21.031961     18.827775     14.564687
                          Number of Units at End of Year        517,778       515,075        19,424
SVS Dreman Small Cap Value Portfolio

                             Unit Value at Start of Year      19.002865     13.645356     12.500000
                               Unit Value at End of Year      23.450134     19.002865     13.645356
                          Number of Units at End of Year        289,488       255,377        11,420
SVS Index 500 Portfolio

                             Unit Value at Start of Year      17.561577     14.001691     12.500000
                               Unit Value at End of Year      18.988299     17.561577     14.001691
                          Number of Units at End of Year        394,375       357,393        19,678
SVS INVESCO Dynamic Growth Portfolio

                             Unit Value at Start of Year      19.142849     14.395388     12.500000
                               Unit Value at End of Year      20.974012     19.142849     14.395388
                          Number of Units at End of Year         25,322        22,378            69
SVS Janus Growth and Income Portfolio

                             Unit Value at Start of Year      16.557342     13.530838     12.500000
                               Unit Value at End of Year      18.082086     16.557342     13.530838
                          Number of Units at End of Year        127,576       127,278         6,019
SVS Janus Growth Opportunities Portfolio

                             Unit Value at Start of Year      17.187413     13.848177     12.500000
                               Unit Value at End of Year      18.960063     17.187413     13.848177
                          Number of Units at End of Year         32,694        36,748         1,485
SVS MFS Strategic Value Portfolio

                             Unit Value at Start of Year      17.995848     14.487138     12.500000
                               Unit Value at End of Year      20.769867     17.995848     14.487138
                          Number of Units at End of Year         69,576        69,327         4,525
SVS Oak Strategic Equity Portfolio

                             Unit Value at Start of Year      22.475335     15.329108     12.500000
                               Unit Value at End of Year      22.289494     22.475335     15.329108
                          Number of Units at End of Year         54,582        51,727         6,840
SVS Turner MidCap Growth Portfolio

                             Unit Value at Start of Year      20.340617     13.971871     12.500000
                               Unit Value at End of Year      22.123241     20.340617     13.971871
                          Number of Units at End of Year        102,242        94,514         4,426
Scudder Real Estate Securities Portfolio

                                                                Year           Year          Year
                                                               Ended          Ended         Ended
                                                               Dec. 31       Dec. 31        Dec. 31
                                                                2004           2003          2002
                                                              ---------     ---------     ---------
                             Unit Value at Start of Year      15.257684     12.500000
                               Unit Value at End of Year      19.609278     15.257684
                          Number of Units at End of Year         36,798        18,615
Scudder Templeton Foreign Value Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.171817
                          Number of Units at End of Year              -
Scudder Mercury Large Cap Core Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      12.959734
                          Number of Units at End of Year         17,695
Scudder Conservative Income Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.029123
                          Number of Units at End of Year              -
Scudder Income & Growth Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.240279
                          Number of Units at End of Year              -
Scudder Growth & Income Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.463866
                          Number of Units at End of Year              -
Scudder Growth Strategy Portfolio

                             Unit Value at Start of Year      12.500000
                               Unit Value at End of Year      13.699866
                          Number of Units at End of Year         13,412
Scudder 21st Century Growth Portfolio

                             Unit Value at Start of Year      17.508503     13.658008     12.500000
                               Unit Value at End of Year      19.035961     17.508503     13.658008
                          Number of Units at End of Year         35,126        39,875           989
Scudder Growth Portfolio

                             Unit Value at Start of Year      16.686543     13.666240     12.500000
                               Unit Value at End of Year      17.187835     16.686543     13.666240
                          Number of Units at End of Year         51,876        48,141         5,290
SVS Eagle Focused Large Cap Growth Portfolio

                             Unit Value at Start of Year      16.959722     13.675618     12.500000
                               Unit Value at End of Year      16.925376     16.959722     13.675618
                          Number of Units at End of Year        106,477       132,995         4,673
SVS Focus Value + Growth Portfolio

                             Unit Value at Start of Year      18.388717     14.139159     12.500000
                               Unit Value at End of Year      20.050716     18.388717     14.139159
                          Number of Units at End of Year         77,906        63,920        16,571

Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

Scudder Conservative Income Strategy, Scudder Income & Growth Strategy, Scudder Growth & Income Strategy, and Scudder Growth Strategy where units were first credited on August 16, 2004. Scudder Templeton Foreign Value, and Scudder Mercury Large Cap Core, where units were first credited on October 18, 2004.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           CONSOLIDATED BALANCE SHEETS

                                                                    As at December 31
                                                                    -----------------
                                                                     2004       2003
                                                                     ----       ----
                                                                     ($US millions)
Assets
Investments (Note 3):
Securities available-for-sale, at fair value:
 Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827)...     $11,188    $10,653
 Equity (cost: 2004 $382; 2003 $401)..........................         466        475
 Mortgage loans...............................................       2,367      2,187
Real estate...................................................       1,450      1,259
Policy loans..................................................       2,681      2,532
Short-term investments........................................         436        564
                                                                   -------    -------
 Total Investments............................................      18,588     17,670
Cash and cash equivalents.....................................       1,482        972
Deferred acquisition costs (Note 5)...........................       3,448      2,939
Deferred sales inducements (Note 5)...........................         228        215
Due from affiliates...........................................       2,350      2,330
Amounts recoverable from reinsurers...........................         968      1,140
Other assets (Goodwill: 2004 -- $62; 2003 -- $62).............       1,101        717
Separate account assets.......................................      57,103     43,694
                                                                   -------    -------
 Total Assets.................................................     $85,268    $69,677
                                                                   =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                         As at December 31
                                                         -----------------
                                                          2004       2003
                                                          ----       ----
                                                            ($US millions)
Liabilities, Capital and Surplus
Liabilities:
Policyholder liabilities and accruals.............       $21,427    $20,428
Net deferred tax liabilities (Note 6).............           569        426
Due to affiliate..................................           420        289
Other liabilities.................................         1,830      1,265
Separate account liabilities......................        57,103     43,694
                                                         -------    -------
 Total Liabilities................................        81,349     66,102
Capital and Surplus:
Capital stock (Note 8)............................             5          5
Retained earnings.................................         3,086      2,777
Accumulated other comprehensive income (Note 4)...           828        793
 Total Capital and Surplus........................         3,919      3,575
                                                         -------    -------
 Total Liabilities, Capital and Surplus...........       $85,268    $69,677
                                                         =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                        CONSOLIDATED STATEMENTS OF INCOME

                                                                         For the Years Ended December 31
                                                                         ------------------------------
                                                                          2004       2003        2002
                                                                          ----       ----        ----
                                                                                 ($US millions)
Revenue:
Premiums...............................................................  $  943     $   955    $ 1,002
Fee income.............................................................   1,369       1,107        930
Net investment income..................................................   1,148       1,174      1,157
Net realized investment gains (losses) (Note 13).......................     285         160       (222)
Other (Note 13)........................................................       5           5          4
                                                                         ------     -------    -------
 Total revenue.........................................................   3,750       3,401      2,871
Benefits and expenses:
Policyholder benefits and claims.......................................   1,687       1,829      1,606
Operating expenses and commissions.....................................     715         654        575
Amortization of deferred acquisition costs.............................     358         227         92
Interest expense.......................................................      22          46         42
Policyholder dividends.................................................     389         377        370
                                                                         ------     -------    -------
 Total benefits and expenses...........................................   3,171       3,133      2,685
                                                                         ------     -------    -------
Operating income before income taxes and change in accounting
  principle............................................................     579         268        186
                                                                         ------     -------    -------
Income tax expense.....................................................     168          77         31
                                                                         ------     -------    -------
Income after income taxes and before change in accounting principle....     411         191        155
                                                                         ------     -------    -------
Change in accounting principle.........................................      48          --         --
                                                                         ------     -------    -------
Net income.............................................................  $  459     $   191     $  155
                                                                         ======     =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                      For the Years Ended December 31
                                 -----------------------------------------
                                                   Accumulated
                                                      Other        Total
                                 Capital Retained Comprehensive Capital and
                                  Stock  Earnings    Income       Surplus
                                 ------- -------- ------------- -----------
                                              ($US millions)
Balance, December 31, 2001...      $ 5    $2,511      $153        $2,669
Comprehensive income.........       --       155       358           513
                                   ---    ------      ----        ------
Balance, December 31, 2002...      $ 5    $2,666      $511        $3,182
                                   ===    ======      ====        ======
Comprehensive income.........       --       191       282           473
Dividend to shareholder......       --       (80)       --           (80)
                                   ---    ------      ----        ------
Balance, December 31, 2003...      $ 5    $2,777      $793        $3,575
                                   ===    ======      ====        ======
Comprehensive income.........       --       459        35           494
Dividend to shareholder......       --      (150)       --          (150)
                                   ---    ------      ----        ------
Balance, December 31, 2004...      $ 5    $3,086      $828        $3,919
                                   ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      For the Years Ended December 31
                                                                      ------------------------------
                                                                        2004       2003       2002
                                                                        ----       ----       ----
                                                                             ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums..........................................................    $   940    $   972    $ 1,018
 Fee income........................................................      1,369      1,168        981
 Net investment income.............................................      1,154      1,229      1,153
 Other.............................................................          5         11          4
                                                                       -------    -------    -------
   Total operating cash inflows....................................      3,468      3,380      3,156
Operating cash outflows:
 Benefit payments..................................................      1,166      1,495      1,480
 Insurance expenses and taxes......................................      1,656      1,237      1,180
 Dividends paid to policyholders...................................        389        373        358
 Change in other assets and other liabilities......................       (130)      (288)      (422)
                                                                       -------    -------    -------
   Total operating cash outflows...................................      3,081      2,817      2,596
                                                                       -------    -------    -------
   Net cash provided by operating activities.......................        387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid.................      9,218     11,223      8,634
 Fixed-maturity securities purchased...............................     (9,277)    (9,715)    (9,082)
 Equity securities sold............................................        209        530         34
 Equity securities purchased.......................................       (159)      (166)      (214)
 Mortgage loans advanced...........................................       (481)      (564)      (432)
 Mortgage loans repaid.............................................        335        307        186
 Real estate sold..................................................          3         --          1
 Real estate purchased.............................................       (212)      (197)       (60)
 Policy loans advanced, net........................................       (149)      (163)      (143)
 Short-term investments, net.......................................       (170)      (262)       (41)
 Other investments, net............................................         --         10         (4)
                                                                       -------    -------    -------
   Net cash (used in) provided by investing activities.............       (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances...      1,836      1,877      1,778
 Withdrawals from policyholder account balances....................     (1,327)    (1,392)    (1,342)
 Unearned revenue..................................................        120         85        168
 Amounts due (from) to affiliates, net.............................        155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent.......         --       (416)      (211)
 Net reinsurance recoverable.......................................        172        132        243
 Dividend paid to shareholder......................................       (150)       (80)        --
 Repaid funds......................................................         --         (2)        (2)
                                                                       -------    -------    -------
 Net cash provided by (used in) financing activities...............        806     (1,312)       735
 Increase in cash and cash equivalents during the year.............        510        254        174
                                                                       -------    -------    -------
 Cash and cash equivalents at beginning of year....................        972        718        544
                                                                       -------    -------    -------
 Balance, end of year..............................................    $ 1,482    $   972    $   718
                                                                       =======    =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           For the Years Ended December 31
                                                                                           -------------------------------
                                                                                              2004      2003       2002
                                                                                             ------     -----      -----
                                                                                                ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income...........................................................................       $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities.....
   Net realized (gains) losses........................................................        (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment....
     related items....................................................................           3         55         (5)
   Addition to policyholder liabilities and accruals..................................         517        417        104
   Deferral of acquisition costs......................................................        (901)      (648)      (567)
   Amortization of deferred acquisition costs.........................................         358        227         92
   Increase in deferred tax liability, net............................................         128        143         83
   Interest expense...................................................................          22         46         42
   Policyholder dividends.............................................................           4          4         12
   Change in accounting principle.....................................................         (48)        --         --
   Change in other assets and other liabilities.......................................         130        288        422
                                                                                             -----      -----      -----
 Net cash provided by operating activities............................................       $ 387      $ 563      $ 560
                                                                                             =====      =====      =====

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

                                 ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                                   Twelve months ended
                                                                    December 31, 2004
                                                                   --------------------
Cumulative effect of accounting change recorded in net income...          $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

2. Significant Accounting Policies -- (continued)

m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 --$53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                       Gross        Gross
                                       Amortized     Unrealized  Unrealized        Fair
                                          Cost         Gains       Losses          Value
                                     --------------  ----------  ----------   ---------------
As of December 31                     2004    2003   2004  2003  2004  2003    2004    2003
-----------------                    ------- ------  ----  ----  ----  ----   ------- -------
Fixed-maturity securities:
U.S. government...................   $ 3,308 $2,536  $111  $ 64  $ (8) $(18)  $ 3,411 $ 2,582
Foreign governments...............     1,063  1,108   203   202    --    (3)    1,266   1,307
Corporate.........................     5,882  5,933   494   589   (14)  (23)    6,362   6,499
Asset-backed......................       143    250     7    18    (1)   (3)      149     265
                                     ------- ------  ----  ----  ----  ----   ------- -------
Total fixed-maturity securities...   $10,396 $9,827  $815  $873  $(23) $(47)  $11,188 $10,653
                                     ======= ======  ====  ====  ====  ====   ======= =======
Equity securities.................   $   382 $  401  $ 91  $ 83  $ (7) $ (9)  $   466 $   475
                                     ======= ======  ====  ====  ====  ====   ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                        Amortized   Fair
As of December 31, 2004                                                   cost      Value
-----------------------                                                 ---------  -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less...................................................      $   335   $   347
Greater than 1; up to 5 years......................................        1,639     1,686
Greater than 5; up to 10 years.....................................        2,868     3,023
Due after 10 years.................................................        5,411     5,983
Asset - backed securities..........................................          143       149
                                                                         -------   -------
   Total fixed-maturity securities.................................      $10,396   $11,188
                                                                         =======   =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

As of December 31           2004    2003
-----------------           ----    ----
Impaired loans...........   $ 83    $90
                            ====    ===
Allowance, January 1.....   $ 31    $36
Deductions...............    (23)    (5)
                            ----    ---
Allowance, December 31...   $  8    $31
                            ====    ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

c) Investment Income

Income by type of investment was as follows:

                                 For the Years Ended December 31
                                 ------------------------------
                                   2004       2003       2002
                                   -----     ------     ------
Fixed-maturity securities...      $  692     $  737     $  729
Equity securities...........          16         12         11
Mortgage loans..............         155        149        139
Investment real estate......          86         86         88
Other investments...........         230        228        228
                                  ------     ------     ------
Gross investment income.....       1,179      1,212      1,195
Investment expenses.........         (31)       (38)       (38)
                                  ------     ------     ------
Net investment income.......      $1,148     $1,174     $1,157
                                  ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income

a) Total comprehensive income was as follows:

                                                                                     For the Years Ended December 31
                                                                                     -------------------------------
                                                                                       2004       2003      2002
                                                                                       ----       ----      ----
Net income........................................................................     $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year.................................      118        209       269
 Minimum pension asset (liability)................................................       (1)        24       (25)
 Foreign currency translation.....................................................       57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income...      139         82       (70)
                                                                                       ----       ----      ----
Other comprehensive income........................................................       35        282       358
                                                                                       ----       ----      ----
Comprehensive income..............................................................     $494       $473      $513
                                                                                       ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

As of December 31                           2004   2003
-----------------                           ----   ----
Unrealized gains :
 Beginning balance.......................   $640   $512
 Current period change...................    (21)   128
                                            ----   ----
 Ending balance..........................   $619   $640
                                            ----   ----
Minimum pension liability:
 Beginning balance.......................   $ (3)  $(28)
 Current period change...................     (1)    25
                                            ----   ----
 Ending balance..........................   $ (4)  $ (3)
                                            ----   ----
Foreign currency:
 Beginning balance.......................   $156   $ 27
 Current period change...................     57    129
                                            ----   ----
 Ending balance..........................   $213   $156
                                            ----   ----
Accumulated other comprehensive income...   $828   $793
                                            ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income -- (continued)

c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                        2004    2003
-----------------                                                       ------  ------
Gross unrealized gains...............................................   $1,355  $1,385
Gross unrealized losses..............................................      (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities...     (349)   (345)
Deferred income taxes................................................     (331)   (344)
                                                                        ------  ------
Net unrealized gains on securities available-for-sale................   $  619  $  640
                                                                        ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                     For the Years Ended
                                                                         December 31
                                                                     ------------------
                                                                      2004      2003
                                                                     ------    -------
Balance, January 1................................................   $3,154    $2,731
Capitalization....................................................      847       651
Amortization......................................................     (358)     (227)
Change in accounting principle (Note 2 a).........................       14        --
Effect of net unrealized gains on securities available-for-sale...       19        (1)
                                                                     ------    ------
Balance, December 31..............................................   $3,676    $3,154
                                                                     ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                For the Years Ended
                                  December 31
                                ------------------
                                2004  2003   2002
                                ----  ----   ----
Current expense (benefit)...    $ 40  $(66)  $(52)
Deferred expense............     128   143     83
                                ----  ----   ----
Total expense...............    $168  $ 77   $ 31
                                ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

6. Income Taxes -- (continued)

Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                       For the Years Ended
                                                          December 31
                                                       ------------------
                                                        2004      2003
                                                       ------    ------
Deferred tax assets:
Differences in computing policy reserves...........    $  704    $  598
Investments........................................        --         1
Policyholder dividends payable.....................        --        11
Net operating loss.................................        69       178
Other deferred tax assets..........................       113        34
                                                       ------    ------
 Deferred tax assets...............................       886       822
                                                       ------    ------
Deferred tax liabilities:
Deferred acquisition costs.........................       735       672
Unrealized gains on securities available-for-sale..       465       472
Premiums receivable................................        23        25
Investments........................................       229        58
Other deferred tax liabilities.....................         3        21
                                                       ------    ------
 Deferred tax liabilities..........................     1,455     1,248
                                                       ------    ------
 Net deferred tax liabilities......................    $ (569)   $ (426)
                                                       ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

8. Capital and Surplus

Capital stock is comprised of the following:

                                                  2004  2003
                                                  ----  ----
Authorized:
 50,000,000 Preferred shares, Par value $1.00..     --    --
 50,000,000 Common shares, Par value $1.00.....     --    --
Issued and outstanding:
 100,000 Preferred shares......................     --    --
 4,728,934 Common shares.......................   $  5  $  5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                        US Statutory Basis
                                                        ------------------
For the Years Ended December 31                          2004  2003  2002
-------------------------------                         ------ ---- ------
The Manufacturers Life Insurance Company (U.S.A.):
 Net income (loss)...................................   $  304 $289 $ (396)
 Net capital and surplus.............................    1,165  954  1,078
The Manufacturers Life Insurance Company of New York:
 Net income (loss)...................................   $   21 $  2 $  (26)
 Net capital and surplus.............................       51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                                   Post-
                                                                  Employee       retirement
                                                                 Retirement       Benefit
                                                                    Plans          Plan
                                                                -------------   ------------
As of December 31                                                2004   2003    2004   2003
-----------------                                               -----   -----   ----   ----
Change in benefit obligation
Benefit obligation at beginning of year......................   $(102)  $ (90)  $(29)  $(23)
Service cost.................................................      (5)     (5)    (1)    (1)
Interest cost................................................      (6)     (6)    (2)    (2)
Actuarial loss...............................................      --      (8)    (1)    (4)
Impact of Medicare...........................................     N/A     N/A      1     --
Benefits paid................................................       7       7      2      1
                                                                -----   -----   ----   ----
Benefit obligation at end of year............................   $(106)  $(102)  $(30)  $(29)
                                                                -----   -----   ----   ----
Change in plan assets
Fair value of plan assets at beginning of year...............   $  71   $  60   $ --   $ --
Actual return on plan assets.................................       9      16     --     --
Employer contribution........................................       1       2      1      1
Benefits paid................................................      (7)     (7)    (1)    (1)
                                                                -----   -----   ----   ----
Fair value of plan assets at end of year.....................   $  74   $  71   $ --   $ --
                                                                -----   -----   ----   ----
Funded status................................................   $ (32)  $ (31)  $(30)  $(29)
Unrecognized transition asset................................      --      (1)    --     --
Unrecognized actuarial loss (gain)...........................      45      50     (6)    (6)
Unrecognized prior service cost..............................       3       3     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  16   $  21   $(36)  $(35)
                                                                -----   -----   ----   ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................   $  36   $  39   $ --   $ --
 Accrued benefit liability...................................     (26)    (24)   (37)   (35)
 Intangible asset............................................       1       1     --     --
 Accumulated other comprehensive income......................       6       5     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  17   $  21   $(37)  $(35)
                                                                =====   =====   ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

                                     Employee     Post-retirement
                                    Retirement       Benefit
                                       Plans          Plan
                                    ----------    --------------
As of December 31                   2004  2003    2004    2003
-----------------                   ----  ----    ----    ----
Weighted average assumptions
Discount rate.....................  5.75% 6.00%   5.75%   6.00%
Expected return on plan assets....  8.25% 8.25%    N/A     N/A
Rate of compensation increase.....  4.00% 5.00%   4.00%   5.00%
Cost-of-living increase...........  3.00% 3.00%    N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                                Employee   Post-retirement
                                                               Retirement      Benefit
                                                                 Plans          Plan
                                                               ----------   --------------
As of December 31                                              2004  2003   2004    2003
-----------------                                              ----  ----   ----    ----
Components of net periodic benefit cost for plan sponsor
Service cost..............................................     $ 5   $ 5    $ 1     $ 1
Interest cost.............................................       6     6      2       2
Expected return on plan assets............................      (6)   (7)    --      --
Amortization of net transition obligation.................      (1)   (3)    --      --
Recognized actuarial loss (gain)..........................       3     2     --      (1)
                                                               ---   ---    ---     ---
Net Periodic Benefit Cost.................................     $ 7   $ 3    $ 3     $ 2
                                                               ===   ===    ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                             One-Percentage-  One-Percentage-Point
                                                             Point Increase         Decrease
                                                             ---------------  --------------------
Effect on total of service and interest cost components...         $1                 $(1)
Effect on post-retirement benefit obligation..............         $5                 $(4)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

              Expected Pension &
            Other Benefit Payments
            ----------------------
2005               $8
2006               $8
2007               $8
2008               $9
2009               $9

e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                           Plan Assets
                           -----------
As of December 31          2004   2003
-------------------        ----   ----
Equity securities..         63%    66%
Debt securities....         33%    29%
Real estate........          4%     5%
Other..............          0%     0%
                           ---    ---
Total..............        100%   100%
                           ===    ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  - No more than 5% of the market value of the total assets can be invested in any one company's securities.

  - No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  - No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  - Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  - Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

  - Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                          For the Years Ended December 31
                                     -----------------------------------------
                                             2004                 2003
                                     -------------------- --------------------
                                                 Weighted             Weighted
                                                 average              average
                                      Number of  exercise  Number of  exercise
                                       options    price     options    price
                                     (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                     ----------- -------- ----------- --------
Outstanding, January 1..........        2,235     $38.82     2,110     $40.37
Granted.........................          378      48.53       275      36.38
Exercised.......................          (95)     38.79        (7)     39.02
Forfeited/Cancelled.............          (13)     43.13      (143)     41.27
                                        -----     ------     -----     ------
Outstanding, December 31........        2,505     $40.26     2,235     $38.82
                                        -----     ------     -----     ------
Exercisable, as of December 31..        1,595     $40.04     1,264     $38.86
                                        =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

10. Stock based compensation -- (continued)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

11. Derivative Financial Instruments -- (continued)

Outstanding derivative instruments were as follows:

                                                  Notional or Contract
                                                       Amounts          Carrying Value    Fair Value
                                                  --------------------  --------------    -----------
As of December 31                                  2004       2003       2004    2003     2004   2003
-----------------                                 ------     ------      ----    ----     ----   ----
Interest rate and currency swaps and floors...    $1,491     $  830      $(41)   $(34)    $(41)  $(34)
Interest rate option written..................        12         12        (1)     (1)      (1)    (1)
Equity contracts..............................         3          9        --      --       --     --
Currency forwards.............................       356        276        25      25       25     25
                                                  ------     ------      ----    ----     ----   ----
Total derivatives.............................    $1,862     $1,127      $(17)   $(10)    $(17)  $(10)
                                                  ======     ======      ====    ====     ====   ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

The carrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                             Carrying Value      Fair Value
                                             ---------------   ---------------
As of December 31                             2004    2003      2004    2003
-----------------                            ------- -------   ------- -------
Assets:
 Fixed-maturity and equity securities....    $11,654 $11,128   $11,654 $11,128
 Mortgage loans..........................      2,367   2,187     2,516   2,419
 Policy loans............................      2,681   2,532     2,681   2,532
 Short-term investments..................        436     564       436     564
Liabilities:
 Insurance investment contracts..........      2,337   2,365     2,309   2,333
 Derivative financial instruments........         17      10        17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

12. Fair Value of Financial Instruments -- (continued)

Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

Affiliate                                         2004     2003
---------                                         ----     ----
Manulife Investment Corporation ("MIC")......     $ 51     $ 34
Manulife Reinsurance Ltd ("MRL").............       65       71
Manulife Reinsurance (Bermuda) Ltd ("MRBL")..       67       50
MRBL Reinsurance Trust.......................      155       58
Manulife Hungary Holdings KFT ("MHHL").......        4       --
                                                  ----     ----
Total........................................     $342     $213
                                                  ====     ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

14. Reinsurance -- (continued)

Reinsurance premiums were included in premium revenue as follows:

For the Years Ended December 31    2004    2003     2002
-------------------------------   -----   ------   ------
Direct premiums..........         $ 900   $1,011   $1,011
Reinsurance assumed......           335      309      323
Reinsurance ceded........          (292)    (365)    (332)
                                  -----   ------   ------
Total premiums...........         $ 943   $  955   $1,002
                                  =====   ======   ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

As at December 31                                      2004       2003
-----------------                                     -------   -------
Return of net deposits
 Account value.................................       $ 4,093   $ 2,004
 Net amount at risk -- gross...................       $    11   $    15
 Net amount at risk -- net.....................       $     2   $    10
Return of net deposits plus a minimum return
 Account value.................................       $   896   $   838
 Net amount at risk -- gross...................       $   178   $   201
 Net amount at risk -- net.....................       $     1   $     1
 Guaranteed minimum return rate................             5%        5%
Highest anniversary account value minus
withdrawals post-anniversary
 Account value.................................       $22,637   $18,690
 Net amount at risk -- gross...................       $ 2,275   $ 3,039
 Net amount at risk -- net.....................       $    90   $   262
Guaranteed Minimum Income Benefit
 Account value.................................       $11,420   $ 9,252
 Net amount at risk -- gross...................       $ 1,277   $ 1,348
 Net amount at risk -- net.....................       $    21   $    18
Guaranteed Minimum Withdrawal Benefit
 Account value.................................       $ 3,187   $     9
 Net amount at risk -- gross...................            --        --
 Net amount at risk -- net.....................            --        --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                    December 31,   December 31,
Asset Class           Index                                            2004           2003
-----------           -----                                         ------------   ------------
Large Cap Equity      S&P 500                                           9.65          7.22
High Quality Bond     Ibbottson US Intermediate Term Gov't Bond         1.93          4.62
High Yield Bond       Ibbottson Domestic High Yield Bond                0.72          0.66
Balanced              60% Large Cap Equity, 40% High Quality Bond       8.58          4.44
Small Cap Equity      Ibbottson US Small Cap Stock                      4.02          3.50
International Equity  MSCI EAFE                                         1.18          0.85
Global Equity         MSCI World                                        0.38          0.35
Real Estate           NAREIT                                            0.35          0.24

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                                       Guaranteed
                                        Guaranteed      Guaranteed      Minimum
                                          Minimum        Minimum       Withdrawal
                                       Death Benefit  Income Benefit    Benefit
                                          (GMDB)          (GMIB)         (GMWB)       Totals
                                       -------------  --------------   ------------   ------
Balance at January 1, 2004..........       $ 66            $136             --         $202
Incurred Guarantee Benefits.........        (42)             --             --          (42)
Other Reserve Changes...............         48             (15)          $(24)           9
                                           ----            ----           ----         ----
Balance at December 31, 2004........         72             121            (24)         169
Reinsurance Recoverable.............         32             194             --          226
                                           ----            ----           ----         ----
Net Balance at December 31, 2004....       $ 40            $(73)          $(24)        $(57)
                                           ====            ====           ====         ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  - Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  - Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  -   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  - Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  -   Partial withdrawal rates are approximately 4% per year.

  - The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A) Years ended December 31, 2004 and 2003

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Auditors............................................    1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................    4
Statements of Operations and Changes in Contract Owners' Equity...........    9
Notes to Financial Statements.............................................   94

                      r ERNST & YOUNG LLP              r PHONE:  (860) 247-3100
                        Goodwin Square                   www.ey.com
                        225 ASYLUM STREET
                        HARTFORD, CONNECTICUT 06103

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, US Large Cap Value -- Class A, US Large Cap Value -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Income & Value -- Class A, Income & Value -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, SSGA International Equity Index -- Class A, SSGA International Equity Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

                    A Member Practice of Ernst & Young Global
                               r ERNST & YOUNG LLP

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, American Century - Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth, Strategic Income, John Hancock VST Int'l Eq Index -- Class A, John Hancock VST Int'l Eq Index -- Class B, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core, as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                               r ERNST & YOUNG LLP

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                               ERNST & YOUNG LLP

March XXXX, 2004

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2004

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio -- Class A--  36,968,854 shares (cost $491,353,613)          $  404,069,579
       Strategic Opportunities Portfolio -- Class B-- 2,383,745 shares (cost $21,577,994)                 26,006,662
       Investment Quality Bond Portfolio -- Class A-- 16,513,774 shares (cost $197,795,046)              204,935,929
       Investment Quality Bond Portfolio -- Class B-- 4,454,938 shares (cost $54,846,085)                 55,107,583
       Growth & Income Portfolio -- Class A-- 48,374,357 shares (cost $1,305,674,081)                  1,115,996,408
       Growth & Income Portfolio -- Class B-- 4,520,320 shares (cost $86,914,399)                        103,786,549
       Blue Chip Growth Portfolio -- Class A-- 45,074,026 shares (cost $779,698,398)                     759,948,074
       Blue Chip Growth Portfolio -- Class B-- 8,264,509 shares (cost $116,521,850)                      138,678,457
       Money Market Portfolio -- Class A-- 34,396,286 shares (cost $343,962,856)                         343,962,856
       Money Market Portfolio -- Class B-- 16,676,766 shares (cost $166,767,661)                         166,767,661
       Global Equity Portfolio -- Class A-- 19,269,594 shares (cost $262,160,811)                        284,997,296
       Global Equity Portfolio -- Class B-- 1,746,016 shares (cost $20,661,497)                           25,718,815
       Global Bond Portfolio -- Class A-- 8,629,915 shares (cost $118,795,915)                           140,322,423
       Global Bond Portfolio -- Class B-- 6,187,016 shares (cost $90,853,784)                            100,105,921
       U.S. Government Securities Portfolio -- Class A-- 15,997,243 shares (cost $223,185,697)           222,841,593
       U.S. Government Securities Portfolio -- Class B-- 8,716,868 shares (cost $121,010,107)            120,990,121
       Diversified Bond Portfolio -- Class A-- 15,386,211 shares (cost $162,131,160)                     166,171,079
       Diversified Bond Portfolio -- Class B-- 27,714,842 shares (cost $294,151,546)                     298,211,704
       Income & Value Portfolio -- Class A-- 43,171,300 shares (cost $434,127,148)                       474,452,585
       Income & Value Portfolio -- Class B-- 10,635,998 shares (cost $101,995,488)                       116,251,461
       Large Cap Growth Portfolio -- Class A-- 27,986,891 shares (cost $276,671,058)                     281,827,991
       Large Cap Growth Portfolio -- Class B-- 8,597,687 shares (cost $72,329,078)                        86,234,800
       Equity-Income Portfolio -- Class A-- 45,567,915 shares (cost $667,832,886)                        776,477,272
       Equity-Income Portfolio -- Class B-- 14,996,256 shares (cost $206,268,585)                        254,336,496
       Strategic Bond Portfolio -- Class A-- 14,711,363 shares (cost $160,481,720)                       177,271,923
       Strategic Bond Portfolio -- Class B-- 6,237,155 shares (cost $71,410,023)                          74,721,122
       Overseas Portfolio -- Class A-- 16,486,027 shares (cost $137,417,970)                             175,741,049
       Overseas Portfolio -- Class B-- 3,698,888 shares (cost $32,381,271)                                39,282,194
       All Cap Core Portfolio -- Class A-- 11,837,422 shares (cost $167,210,991)                         188,096,633
       All Cap Core Portfolio -- Class B-- 770,462 shares (cost $10,275,777)                              12,196,406
       All Cap Growth Portfolio -- Class A--18,792,954 shares (cost $300,439,908)                        288,471,848
       All Cap Growth Portfolio -- Class B--  2,235,293 shares (cost $29,127,275)                         34,155,285
       International Small Cap Portfolio -- Class A-- 6,923,137 shares (cost $92,975,313)                122,054,896
       International Small Cap Portfolio -- Class B-- 2,184,046 shares (cost $31,811,110)                 38,395,531
       Pacific Rim Emerging Markets Portfolio -- Class A-- 4,752,870 shares (cost $37,004,168)            45,152,268
       Pacific Rim Emerging Markets Portfolio -- Class B-- 2,761,915 shares (cost $23,271,498)            26,155,337
       Science & Technology Portfolio -- Class A-- 27,208,031 shares (cost $348,740,639)                 313,708,595
       Science & Technology Portfolio -- Class B-- 5,494,137 shares (cost $56,048,896)                    63,237,515
       Emerging Small Company Portfolio -- Class A-- 5,281,592 shares (cost $132,178,855)                151,845,762
       Emerging Small Company Portfolio -- Class B-- 2,317,600 shares (cost $54,356,786)                  66,352,895
       Aggressive Growth Portfolio -- Class A-- 11,566,240 shares (cost $145,450,161)                    167,826,137
       Aggressive Growth Portfolio -- Class B-- 2,612,713 shares (cost $30,483,464)                       37,805,951
       International Stock Portfolio -- Class A-- 8,004,132 shares (cost $73,627,027)                     88,925,906
       International Stock Portfolio -- Class B-- 2,622,880 shares (cost $22,168,403)                     29,061,514

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Value Portfolio -- Class A-- 11,005,037 shares (cost $173,527,612)                              $  215,368,579
       Value Portfolio -- Class B-- 2,330,872 shares (cost $37,964,205)                                    45,452,011
       Real Estate Securities Portfolio -- Class A-- 6,484,454 shares (cost $118,861,767)                 173,848,215
       Real Estate Securities Portfolio -- Class B-- 4,616,354 shares (cost $89,694,340)                  123,210,478
       High Yield Portfolio -- Class A-- 17,750,444 shares (cost $167,840,763)                            186,557,167
       High Yield Portfolio -- Class B-- 11,500,426 shares (cost $110,208,605)                            120,179,449
       Lifestyle Aggressive 1000 Portfolio -- Class A-- 13,344,352 shares (cost $140,656,379)             168,005,389
       Lifestyle Aggressive 1000 Portfolio -- Class B-- 19,646,588 shares (cost $198,540,979)             247,350,540
       Lifestyle Growth 820 Portfolio -- 51,077,702 Class A-- shares (cost $599,200,733)                  684,441,205
       Lifestyle Growth 820 Portfolio -- 145,852,515 Class B-- shares (cost $1,679,850,733)             1,952,965,179
       Lifestyle Balanced 640 Portfolio -- 57,303,123 Class A-- shares (cost $678,507,311)                790,210,061
       Lifestyle Balanced 640 Portfolio -- 139,997,816 Class B-- shares (cost $1,682,814,688)           1,929,169,904
       Lifestyle Moderate 460 Portfolio -- Class A-- 19,636,663 shares (cost $235,464,563)                270,985,951
       Lifestyle Moderate 460 Portfolio -- Class B-- 41,078,905 shares (cost $508,467,603)                566,888,895
       Lifestyle Conservative 280 Portfolio -- Class A-- 11,447,455 shares (cost $149,059,930)            162,553,865
       Lifestyle Conservative 280 Portfolio -- Class B-- 17,833,604 shares (cost $237,976,611)            253,058,842
       Small Company Value Portfolio -- Class A-- 13,296,435 shares (cost $203,056,419)                   281,352,571
       Small Company Value Portfolio -- Class B-- 9,008,632 shares (cost $140,978,254)                    189,901,972
       International Value Portfolio -- Class A-- 11,870,136 shares (cost $126,313,505)                   175,678,017
       International Value Portfolio -- Class B-- 10,135,156 shares (cost $108,211,194)                   149,392,204
       Small Company Blend Portfolio -- Class A-- 8,840,957 shares (cost $90,591,389)                     108,036,494
       Small Company Blend Portfolio -- Class B-- 5,567,879 shares (cost $55,483,973)                      67,816,765
       Total Return Portfolio -- Class A-- 28,294,236 shares (cost $393,102,633)                          400,929,322
       Total Return Portfolio -- Class B-- 19,025,203 shares (cost $268,556,334)                          268,445,615
       U.S. Large Cap Portfolio -- Class B-- 27,477,357 shares (cost $332,680,429)                        384,683,004
       U.S. Large Cap Portfolio -- Class B-- 9,171,579 shares (cost $99,893,457)                          127,668,373
       Mid Cap Stock Portfolio -- Class A-- 12,308,439 shares (cost $131,797,287)                         173,918,238
       Mid Cap Stock Portfolio -- Class B-- 7,900,135 shares (cost $87,660,368)                           111,075,900
       Global Allocation Portfolio -- Class A-- 5,630,165 shares (cost $53,167,238)                        60,918,382
       Global Allocation Portfolio -- Class B-- 4,378,537 shares (cost $41,483,777)                        47,200,628
       Dynamic Growth Portfolio -- Class A-- 20,531,955 shares (cost $76,925,570)                          99,374,662
       Dynamic Growth Portfolio -- Class B-- 7,731,572 shares (cost $29,002,046)                           37,343,494
       Total Stock Market Index Portfolio -- Class A-- 3,293,293 shares (cost $30,087,023)                 36,423,823
       Total Stock Market Index Portfolio -- Class B-- 2,760,284 shares (cost $25,246,725)                 30,418,333
       500 Index Portfolio -- Class A-- 18,010,592 shares (cost $154,047,252)                             189,471,430
       500 Index Portfolio -- Class B-- 12,141,246 shares (cost $103,593,843)                             126,997,429
       Mid Cap Index Portfolio -- Class A-- 4,062,891 shares (cost $52,580,981)                            68,175,315
       Mid Cap Index Portfolio -- Class B-- 3,164,021 shares (cost $41,522,466)                            52,902,429
       Small Cap Index Portfolio -- Class A-- 3,334,106 shares (cost $39,624,242)                          49,911,559
       Small Cap Index Portfolio -- Class B-- 3,191,123 shares (cost $37,358,010)                          47,579,642
       Capital Appreciation Portfolio -- Class A-- 4,620,216 shares (cost $34,907,970)                     40,611,702
       Capital Appreciation Portfolio -- Class B-- 4,342,022 shares (cost $30,308,118)                     38,036,117
       Health Sciences Portfolio -- Class A-- 5,192,632 shares (cost $65,787,836)                          80,174,244
       Health Sciences Portfolio -- Class B-- 4,603,454 shares (cost $58,335,543)                          70,755,091
       Financial Services Portfolio -- Class A-- 2,866,669 shares (cost $32,404,787)                       40,133,368
       Financial Services Portfolio -- Class B-- 2,800,606 shares (cost $31,176,562)                       39,012,448
       Quantitative Mid Cap Portfolio -- Class A-- 1,048,190 shares (cost $11,363,229)                     13,542,613
       Quantitative Mid Cap Portfolio -- Class B-- 856,840 shares (cost $8,973,389)                        11,010,392
       Strategic Growth Portfolio -- Class A-- 4,408,663 shares (cost $40,868,538)                         47,260,869

       Strategic Growth Portfolio -- Class B-- 3,255,459 shares (cost $28,810,448)                         34,735,748
       All Cap Value Portfolio -- Class A-- 4,671,527 shares (cost $54,456,814)                            67,923,997
       All Cap Value Portfolio -- Class B-- 4,163,054 shares (cost $49,516,689)                            60,281,019
       Strategic Value Portfolio -- Class A-- 2,954,053 shares (cost $28,549,013)                          34,828,290
       Strategic Value Portfolio -- Class B-- 2,166,676 shares (cost $20,223,526)                          25,436,771
       Utilities Portfolio -- Class A-- 3,319,432 shares (cost $30,108,774)                                40,098,735
       Utilities Portfolio -- Class B-- 2,886,618 shares (cost $26,482,246)                                34,697,150
       Mid Cap Value Portfolio -- Class A-- 13,141,810 shares (cost $177,436,058)                         238,392,438
       Mid Cap Value Portfolio -- Class B-- 12,166,350 shares (cost $160,811,258)                         219,967,602
       Fundamental Value Portfolio -- Class A-- 12,803,464 shares (cost $145,334,223)                     181,040,982
       Fundamental Value Portfolio -- Class B-- 12,537,327 shares (cost $142,322,676)                     176,400,187
       Emerging Growth Portfolio -- Class B-- 490,034 shares (cost $7,539,687)                              8,036,550
       Natural Resources Portfolio -- Class B-- 3,843,671 shares (cost $71,291,064)                        84,137,965
       Mid Cap Core Portfolio -- Class B-- 2,102,256 shares (cost $32,574,746)                             36,390,057
       Quantitative All Cap Portfolio -- Class B-- 129,390 shares (cost $1,976,324)                         2,151,762
       Large Cap Value Portfolio -- Class B-- 1,879,805 shares (cost $31,863,569)                          35,227,543
       Small Cap Opportunities Portfolio -- Class B-- 1,441,504 shares (cost $27,188,639)                  31,064,407
       Special Value Portfolio -- Class B -- 378,476 shares (cost $6,358,897)                               7,047,216
       Real Return Bond Portfolio -- Class B-- 9,017,834 shares (cost $119,444,924)                       125,798,788
       Great Companies America Portfolio -- Class B-- 20,509 shares (cost $284,959)                           292,248
       American International Portfolio  -- Class B-- 14,730,901 shares (cost $249,196,579)               284,895,624
       American Growth Portfolio -- Class B -- 38,145,736 shares (cost $580,169,355)                      657,632,492
       American Blue-Chip Income & Growth Portfolio -- Class B-- 9,658,567 shares (cost $144,647,857)     162,746,851
       American Growth-Income Portfolio -- Class B-- 30,557,242 shares (cost $468,985,066)                518,556,403
       American Century - Small Company-- 446,280 shares (cost $6,343,525)                                  6,787,917
       PIMCO VIT All Asset Portfolio-- 1,375,093 shares (cost $15,679,908)                                 15,951,082
       Core Equity -- 1,922,620 shares (cost $24,337,881)                                                  27,320,430
       Classic Value -- 546,845 shares (cost $7,015,834)                                                    7,562,872
       Quantitative Value -- 34,331 shares (cost $459,515)                                                    503,290
       US Global Leaders Growth-- 260,348 shares (cost $3,260,776)                                          3,426,175
       Strategic Income -- 517,088 shares (cost $6,803,855)                                                 6,934,148
       John Hancock VST Int'l Eq Index  -- Class A-- 1,420,523 shares (cost $20,119,338)                   23,197,136
       John Hancock VST Int'l Eq Index  -- Class B-- 1,425,203 shares (cost $20,169,473)                   23,245,061

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio -- Class B-- 1,278,840 shares (cost $5,937,325)                6,675,546
       Scudder Capital Growth Portfolio -- Class B-- 1,188,829 shares (cost $16,215,620)                   18,533,852
       Scudder Global Discovery Portfolio -- Class B-- 1,103,037 shares (cost $10,555,657)                 13,920,331
       Scudder Growth & Income Portfolio -- Class B-- 1,798,116 shares (cost $14,842,805)                  16,632,572
       Scudder Health Sciences Portfolio -- Class B-- 1,221,003 shares (cost $12,608,326)                  14,542,149
       Scudder International Portfolio -- Class B-- 2,796,698 shares (cost $21,965,682)                    26,512,699
       Scudder Aggressive Growth Portfolio -- Class B-- 409,086 shares (cost $3,653,588)                    3,992,682
       Scudder Blue Chip Portfolio -- Class B-- 1,900,097 shares (cost $21,262,038)                        25,841,316
       Scudder Contarian Value Portfolio -- Class B-- 1,818,357 shares (cost $25,207,265)                  28,675,491

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)

       Scudder Global Blue Chip Portfolio -- Class B-- 671,286 shares (cost $6,239,738)                  $   7,907,748
       Scudder Government Securities Portfolio -- Class B-- 3,234,097 shares (cost $40,061,049)             40,458,550
       Scudder Growth Portfolio -- Class B-- 618,130 shares (cost $10,981,144)                              11,936,090
       Scudder High Income Portfolio -- Class B-- 4,936,182 shares (cost $39,280,958)                       43,290,320
       Scudder International Select Equity Portfolio -- Class B-- 2,418,687 shares (cost $22,472,812)       28,733,996
       Scudder Fixed Income Portfolio -- Class B-- 5,613,463 shares (cost $66,953,996)                      67,586,089
       Scudder Money Market Portfolio -- Class B-- 30,023,641 shares (cost $30,041,701)                     30,041,701
       Scudder Small Cap Growth Portfolio -- Class B-- 1,713,311 shares (cost $18,371,294)                  21,382,124
       Scudder Technology Growth Portfolio -- Class B-- 1,349,787 shares (cost $10,797,373)                 12,053,602
       Scudder Total Return Portfolio -- Class B-- 1,039,316 shares (cost $21,044,474)                      23,218,323
       Scudder Davis Venture Value Portfolio -- Class B-- 3,891,943 shares (cost $37,211,702)               44,601,666
       Scudder Dreman Financial Services Portfolio -- Class B-- 907,837 shares (cost $10,430,508)           12,319,354
       Scudder Dreman High Return Equity Portfolio -- Class B-- 7,527,893 shares (cost $75,940,376)         95,077,283
       Scudder Dreman Small Cap Value Portfolio -- Class B-- 2,595,140 shares (cost $38,029,169)            51,954,709
       Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 2,769,440 shares (cost $22,518,068)    24,149,520
       Scudder Focus Value & Growth Portfolio -- Class B-- 649,263 shares (cost $7,387,470)                  9,070,209
       Scudder Index 500 Portfolio -- Class B-- 5,338,793 shares (cost $42,727,703)                         48,529,624
       Scudder Invesco Dynamic Growth Portfolio -- Class B-- 615,474 shares (cost $4,560,291)                5,631,585
       Scudder Janus Growth & Income Portfolio -- Class B-- 2,159,775 shares (cost $17,933,735)             21,208,994
       Scudder Janus Growth Opportunities Portfolio -- Class B-- 937,647 shares (cost $5,970,664)            7,238,631
       Scudder MFS Strategic Value Portfolio -- Class B-- 2,128,580 shares (cost $21,332,546)               25,500,394
       Scudder Oak Strategic Equity Portfolio -- Class B-- 2,363,640 shares (cost $15,177,909)              16,285,480
       Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,832,441 shares (cost $14,798,343)             17,921,276
       Scudder Real Estate Portfolio -- Class B-- 1,116,867 shares (cost $14,182,714)                       18,216,106
       Scudder Strategic Income Portfolio -- Class B-- 1,089,514 shares (cost $12,534,066)                  13,270,281
       Scudder Conservative Income Strategy -- Class B-- 53,531 shares (cost $552,002)                         561,541
       Scudder Growth & Income Strategy -- Class B-- 2,020,236 shares (cost $21,103,174)                    21,899,357
       Scudder Income & Growth Strategy -- Class B-- 706,804 shares (cost $7,333,787)                        7,534,533
       Scudder Growth Strategy -- Class B-- 2,945,240 shares (cost $31,018,074)                             32,486,002
       Scudder Templeton Foreign Value -- Class B-- 10,185 shares (cost $104,140)                              107,556
       Scudder Mercury Large Cap Core -- Class B-- 44,251 shares (cost $446,868)                               459,773

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio -- Class B-- 2,407,214 shares (cost $30,931,233)                   33,002,902
       Alger American Leveraged All Cap Portfolio -- Class B-- 299,641 shares (cost $8,083,086)              9,040,162

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio -- Class B-- 788,383 shares (cost $7,739,317)               10,438,194
       Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 198,572 shares (cost
         $1,808,239)                                                                                         2,214,083

       Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 88,185 shares (cost $1,894,129)       2,209,912
       Dreyfus IP Midcap Stock Portfolio -- Class B-- 2,144,813 shares (cost $31,175,233)                   37,684,362

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio -- Class B-- 295,201 shares (cost $3,635,243)                         $     4,608,091

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio -- Class A-- 2,355,037 shares (cost $31,907,679)                           36,879,884
       Small Cap Value Focus Portfolio -- Class A-- 703,065 shares (cost $16,150,663)                         18,357,031
       Global Allocation Portfolio -- Class B-- 136,940 shares (cost $1,485,707)                               1,718,595
                                                                                                         ---------------

Total assets                                                                                             $24,619,877,464
                                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                               $24,606,517,736
Annuity Reserves                                                                                              13,359,728
                                                                                                         ---------------

Total contract owners' equity                                                                            $24,619,877,464
                                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                       SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               STRATEGIC OPPORTUNITIES -- A       STRATEGIC OPPORTUNITIES -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  2004              2003             2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     385,027    $           0    $       6,160    $           0

Expenses:
   Mortality and expense risk
       and administrative charges                 5,930,837        6,062,518          395,094          238,591
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (5,545,810)      (6,062,518)        (388,934)        (238,591)

Net realized gain (loss)                        (67,871,889)    (123,506,092)         995,567          207,502
Unrealized appreciation (depreciation)
    during the period                           113,447,129      219,960,520        1,814,759        3,390,288
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      40,029,430       90,391,910        2,421,392        3,359,199

Changes from principal transactions:
       Purchase payments                          3,759,093        4,268,630        4,407,684        5,907,316
       Transfers between sub-accounts
           and the Company                      (34,601,859)     (35,416,084)      (1,709,392)       3,896,797
       Withdrawals                              (46,184,297)     (45,665,637)        (704,607)        (469,966)
       Annual contract fee                         (587,249)        (653,357)         (79,463)         (46,564)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (77,614,312)     (77,466,448)       1,914,222        9,287,583
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (37,584,882)      12,925,462        4,335,614       12,646,782

Contract owners' equity at
    beginning of period                         441,654,461      428,728,999       21,671,048        9,024,266
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 404,069,579    $ 441,654,461    $  26,006,662    $  21,671,048
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               INVESTMENT QUALITY BOND -- A       INVESTMENT QUALITY BOND -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $  14,203,750    $  15,699,072    $   3,324,035    $   2,122,636

Expenses:
   Mortality and expense risk
       and administrative charges                 3,389,219        4,389,100          919,319          760,432
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     10,814,531       11,309,972        2,404,716        1,362,204

Net realized gain (loss)                          3,267,002        6,042,128          (25,277)         708,665
Unrealized appreciation (depreciation)
    during the period                            (7,199,141)      (1,026,316)        (834,892)         195,018
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       6,882,392       16,325,784        1,544,547        2,265,887

Changes from principal transactions:
       Purchase payments                          1,322,384        3,425,598        7,893,396       21,365,837
       Transfers between sub-accounts
           and the Company                      (28,210,968)     (45,533,353)      (5,029,142)       7,731,528
       Withdrawals                              (28,239,554)     (34,716,282)      (3,592,195)      (2,936,150)
       Annual contract fee                         (287,196)        (372,919)        (162,756)         (96,940)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (55,415,334)     (77,196,956)        (890,697)      26,064,275
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (48,532,942)     (60,871,172)         653,850       28,330,162

Contract owners' equity at
    beginning of period                         253,468,871      314,340,043       54,453,733       26,123,571
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 204,935,929    $ 253,468,871    $  55,107,583    $  54,453,733
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                             ------------------------------------------------------------------
                                                   GROWTH & INCOME -- A              GROWTH & INCOME -- B
                                             --------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004              2003            2004              2003
                                             ---------------  ---------------   -------------    --------------
Income:
   Dividends                                 $   10,287,831   $   11,897,925    $     756,191    $     509,324

Expenses:
   Mortality and expense risk
       and administrative charges                17,096,488       17,260,867        1,583,694          951,229
                                             --------------   --------------    -------------    -------------

Net investment income (loss)                     (6,808,657)      (5,362,942)        (827,503)        (441,905)

Net realized gain (loss)                        (64,916,219)    (107,135,878)       2,138,688          506,895
Unrealized appreciation (depreciation)
    during the period                           126,625,717      374,462,432        3,368,392       14,353,153
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      54,900,841      261,963,612        4,679,577       14,418,143

Changes from principal transactions:
       Purchase payments                          7,527,989        8,595,508       15,065,203       27,187,801
       Transfers between sub-accounts
           and the Company                      (81,955,457)    (105,569,218)         (82,798)      16,261,875
       Withdrawals                             (135,961,169)     (81,786,761)      (3,290,679)      (2,065,549)
       Annual contract fee                       (1,518,783)      (1,647,931)        (303,734)        (149,202)
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (211,907,420)    (180,408,402)      11,387,992       41,234,925
                                             --------------   --------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (157,006,579)      81,555,210       16,067,569       55,653,068

Contract owners' equity at
    beginning of period                       1,273,002,987    1,191,447,777       87,718,980       32,065,912
                                             --------------   --------------    -------------    -------------

Contract owners' equity at
    end of period                            $1,115,996,408   $1,273,002,987    $ 103,786,549    $  87,718,980
                                             ==============   ==============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   BLUE CHIP GROWTH -- A            BLUE CHIP GROWTH -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     903,597    $     341,917    $      80,723    $      79,532

Expenses:
   Mortality and expense risk
       and administrative charges                11,458,928       11,307,341        1,860,592        1,034,105
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                    (10,555,331)     (10,965,424)      (1,779,869)        (954,573)

Net realized gain (loss)                        (40,798,780)     (91,961,474)       3,392,402        1,367,575
Unrealized appreciation (depreciation)
    during the period                           104,722,627      288,969,551        7,205,987       15,851,267
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,368,516      186,042,653        8,818,520       16,264,269

Changes from principal transactions:
       Purchase payments                          6,999,845        7,819,541       47,568,554       30,645,843
       Transfers between sub-accounts
           and the Company                      (61,745,326)     (29,855,194)      (6,227,869)      13,703,680
       Withdrawals                              (79,051,724)     (70,296,211)      (4,316,926)      (1,726,037)
       Annual contract fee                       (1,313,586)      (1,407,425)        (331,864)        (180,110)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (135,110,791)     (93,739,289)      36,691,895       42,443,376
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                     (81,742,275)      92,303,364       45,510,415       58,707,645

Contract owners' equity at
    beginning of period                         841,690,349      749,386,985       93,168,042       34,460,397
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
    end of period                             $ 759,948,074    $ 841,690,349    $ 138,678,457    $  93,168,042
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                    MONEY MARKET -- A                MONEY MARKET -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004              2003            2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   3,492,056    $   4,236,534    $   1,192,077    $     744,592

Expenses:
   Mortality and expense risk
       and administrative charges                 6,709,466       10,659,540        3,171,594        3,191,424
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (3,217,410)      (6,423,006)      (1,979,517)      (2,446,832)

Net realized gain (loss)                             59,590           19,981           40,205           11,375
Unrealized appreciation (depreciation)
    during the period                                     0                0                0                0
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations      (3,157,820)      (6,403,025)      (1,939,312)      (2,435,457)

Changes from principal transactions:
       Purchase payments                         13,963,157       17,440,026      141,315,136      247,458,630
       Transfers between sub-accounts
           and the Company                      (30,711,834)    (165,854,165)     (82,681,859)    (196,288,631)
       Withdrawals                             (110,590,681)    (231,367,946)     (53,622,174)     (71,379,464)
       Annual contract fee                         (834,927)      (1,234,139)        (487,381)        (361,209)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (128,174,285)    (381,016,224)       4,523,722      (20,570,674)
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (131,332,105)    (387,419,249)       2,584,410      (23,006,131)

Contract owners' equity at
    beginning of period                         475,294,961      862,714,210      164,183,251      187,189,382
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 343,962,856    $ 475,294,961    $ 166,767,661    $ 164,183,251
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   GLOBAL EQUITY -- A                GLOBAL EQUITY -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004             2003
                                              --------------   --------------   -------------    -------------
Income:
   Dividends                                  $   5,003,489    $   2,684,715    $     330,060    $     125,387

Expenses:
   Mortality and expense risk
       and administrative charges                 4,086,537        4,116,442          348,176          232,156
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        916,952       (1,431,727)         (18,116)        (106,769)

Net realized gain (loss)                         (9,201,297)     (37,376,763)         774,007          547,994
Unrealized appreciation (depreciation)
    during the period                            42,635,201      104,107,019        2,115,672        3,211,205
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      34,350,856       65,298,529        2,871,563        3,652,430

Changes from principal transactions:
       Purchase payments                          2,219,670        2,411,787        3,694,041        5,853,396
       Transfers between sub-accounts
           and the Company                      (12,594,319)     (27,499,954)       1,197,361        1,198,582
       Withdrawals                              (36,298,600)     (31,826,151)        (565,932)        (330,831)
       Annual contract fee                         (293,967)        (320,083)         (69,658)         (36,777)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (46,967,216)     (57,234,401)       4,255,812        6,684,370
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (12,616,360)       8,064,128        7,127,375       10,336,800

Contract owners' equity at
    beginning of period                         297,613,656      289,549,528       18,591,440        8,254,640
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 284,997,296    $ 297,613,656    $  25,718,815    $  18,591,440
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     GLOBAL BOND -- A                   GLOBAL BOND -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,548,225    $   5,455,139    $   2,721,190    $   1,391,579

Expenses:
   Mortality and expense risk
       and administrative charges                 2,043,565        2,249,837        1,288,545          721,738
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      3,504,660        3,205,302        1,432,645          669,841

Net realized gain (loss)                          5,864,095        9,507,486        1,119,086        1,309,706
Unrealized appreciation (depreciation)
    during the period                             1,503,132        5,549,162        5,019,670        3,193,278
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      10,871,887       18,261,950        7,571,401        5,172,825

Changes from principal transactions:
       Purchase payments                          1,244,259        1,570,922       32,014,647       24,851,910
       Transfers between sub-accounts
           and the Company                       (4,278,605)       3,325,421        4,951,704       11,099,208
       Withdrawals                              (15,486,145)     (16,870,982)      (3,461,816)      (2,257,283)
       Annual contract fee                         (179,387)        (218,039)        (195,225)         (90,345)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (18,699,878)     (12,192,678)      33,309,310       33,603,490
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      (7,827,991)       6,069,272       40,880,711       38,776,315

Contract owners' equity at
    beginning of period                         148,150,414      142,081,142       59,225,210       20,448,895
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 140,322,423    $ 148,150,414    $ 100,105,921    $  59,225,210
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     U.S. GOVERNMENT                   U.S. GOVERNMENT
                                                     SECURITIES -- A                   SECURITIES -- B
                                              -----------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003              2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,649,281    $  13,798,461    $   4,006,031    $   4,451,354

Expenses:
    Mortality and expense risk
       and administrative charges                 3,694,745        5,666,194        1,995,785        2,214,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      4,954,536        8,132,267        2,010,246        2,236,711

Net realized gain (loss)                          1,102,717        5,897,568       (1,307,329)        (893,005)
Unrealized appreciation (depreciation)
    during the period                            (2,938,053)     (13,686,229)         531,982       (1,943,970)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,119,200          343,606        1,234,899         (600,264)

Changes from principal transactions:
       Purchase payments                          2,347,651        5,316,516       22,137,190       81,440,289
       Transfers between sub-accounts
           and the Company                      (42,442,252)     (93,789,436)     (19,803,861)     (33,104,454)
       Withdrawals                              (33,788,763)     (56,693,767)      (9,855,003)     (16,435,418)
       Annual contract fee                         (340,625)        (563,004)        (275,439)        (215,842)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (74,223,989)    (145,729,691)      (7,797,113)      31,684,575
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (71,104,789)    (145,386,085)      (6,562,214)      31,084,311

Contract owners' equity at
    beginning of period                         293,946,382      439,332,467      127,552,335       96,468,024
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 222,841,593    $ 293,946,382    $ 120,990,121    $ 127,552,335
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   DIVERSIFIED BOND -- A             DIVERSIFIED BOND -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,055,056    $  11,283,736    $   2,947,732    $   1,582,347

Expenses:
   Mortality and expense risk
       and administrative charges                 2,684,425        3,376,457        2,181,531          595,199
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      5,370,631        7,907,279          766,201          987,148

Net realized gain (loss)                          1,404,284        1,839,371          (19,203)         348,426
Unrealized appreciation (depreciation)
    during the period                            (2,881,580)      (2,809,307)       3,775,100         (436,379)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,893,335        6,937,343        4,522,098          899,195

Changes from principal transactions:
       Purchase payments                          1,154,156        1,976,385      232,870,993       23,916,498
       Transfers between sub-accounts
           and the Company                      (21,733,024)     (17,788,619)      19,258,540        4,317,120
       Withdrawals                              (21,693,979)     (27,226,284)      (3,409,188)      (4,894,371)
       Annual contract fee                         (221,132)        (284,624)        (126,844)         (78,541)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (42,493,979)     (43,323,142)     248,593,501       23,260,706
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (38,600,644)     (36,385,799)     253,115,599       24,159,901

Contract owners' equity at
    beginning of period                         204,771,723      241,157,522       45,096,105       20,936,204
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 166,171,079    $ 204,771,723    $ 298,211,704    $  45,096,105
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   INCOME & VALUE -- A                INCOME & VALUE -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,956,940    $   8,063,497    $   1,119,550    $     742,804

Expenses:
   Mortality and expense risk
       and administrative charges                 6,693,996        5,925,699        1,628,749          767,079
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                       (737,056)       2,137,798         (509,199)         (24,275)

Net realized gain (loss)                         (4,786,766)     (16,481,102)       2,980,947          651,121
Unrealized appreciation (depreciation)
    during the period                            33,588,324      104,852,480        3,717,880       10,279,671
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      28,064,502       90,509,176        6,189,628       10,906,517

Changes from principal transactions:
       Purchase payments                          3,062,635        2,666,707       20,059,191       28,498,087
       Transfers between sub-accounts
           and the Company                       54,168,277        7,945,591       19,355,228       15,601,283
       Withdrawals                              (54,206,909)     (44,037,340)      (4,219,757)      (1,776,535)
       Annual contract fee                         (520,355)        (494,440)        (303,340)        (101,814)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            2,503,648      (33,919,482)      34,891,322       42,221,021
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      30,568,150       56,589,694       41,080,950       53,127,538

Contract owners' equity at
    beginning of period                         443,884,435      387,294,741       75,170,511       22,042,973
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 474,452,585    $ 443,884,435    $ 116,251,461    $  75,170,511
                                              =============    =============    =============    =============

 See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                   LARGE CAP GROWTH -- A           LARGE CAP GROWTH -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
   Dividends                                   $     837,760   $     809,007    $    152,899   $    165,354

Expenses:
    Mortality and expense risk
       and administrative charges                  4,326,724       4,419,236       1,311,932        873,087
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                      (3,488,964)     (3,610,229)     (1,159,033)      (707,733)

Net realized gain (loss)                         (17,121,676)    (49,431,775)      2,250,421        249,393
Unrealized appreciation (depreciation)
   during the period                              32,801,263     116,054,831       2,239,473     12,900,899
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        12,190,623      63,012,827       3,330,861     12,442,559

Changes from principal transactions:
     Purchase payments                             2,835,599       3,629,731      11,438,214     26,453,437
     Transfers between sub-accounts
        and the Company                          (24,841,379)    (19,758,503)     (1,390,434)     8,575,545
     Withdrawals                                 (25,155,873)    (24,178,417)     (2,954,871)    (1,648,771)
     Annual contract fee                            (631,595)       (694,951)       (268,429)      (137,346)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (47,793,248)    (41,002,140)      6,824,480     33,242,865
                                               -------------   -------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (35,602,625)     22,010,687      10,155,341     45,685,424

Contract owners' equity at
   beginning of period                           317,430,616     295,419,929      76,079,459     30,394,035
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 281,827,991   $ 317,430,616    $ 86,234,800   $ 76,079,459
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                     EQUITY-INCOME -- A              EQUITY-INCOME -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
  Dividends                                    $  18,843,481   $  25,647,997    $  4,643,519   $  3,367,537

Expenses:
   Mortality and expense risk
      and administrative charges                  11,109,445      10,287,161       3,400,649      1,806,309
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                       7,734,036      15,360,836       1,242,870      1,561,228

Net realized gain (loss)                          (1,176,839)    (42,628,084)      3,348,832         13,916
Unrealized appreciation (depreciation)
   during the period                              86,152,763     177,586,287      22,708,763     26,045,711
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        92,709,960     150,319,039      27,300,465     27,620,855

Changes from principal transactions:
     Purchase payments                             5,476,953       5,622,416      57,414,614     49,799,566
     Transfers between sub-accounts
        and the Company                          (10,230,029)    (12,235,318)      9,158,601     31,319,155
     Withdrawals                                 (83,472,308)    (72,794,146)     (7,197,000)    (3,188,866)
     Annual contract fee                          (1,057,647)     (1,059,794)       (625,520)      (287,956)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (89,283,031)    (80,466,842)     58,750,695     77,641,899
                                               -------------   -------------    ------------   ------------
Total increase (decrease) in
   contract owners' equity                         3,426,929      69,852,197      86,051,160    105,262,754

Contract owners' equity at
   beginning of period                           773,050,343     703,198,146     168,285,336     63,022,582
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 776,477,272   $ 773,050,343    $254,336,496   $168,285,336
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                             -------------------------------------------------------------
                                                  STRATEGIC BOND -- A             STRATEGIC BOND -- B
                                             -----------------------------     ---------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                 2004             2003             2004           2003
                                             -------------   -------------     ------------   ------------
Income:
  Dividends                                  $   7,155,397   $  10,106,314     $  1,762,081   $  1,130,884

Expenses:
   Mortality and expense risk
      and administrative charges                 2,752,455       3,119,500          908,792        481,142
                                             -------------   -------------     ------------   ------------

Net investment income (loss)                     4,402,942       6,986,814          853,289        649,742

Net realized gain (loss)                         4,947,014       3,123,537          620,022        794,079
Unrealized appreciation (depreciation)
   during the period                              (634,285)     12,257,936        1,486,191      1,345,158
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations       8,715,671      22,368,287        2,959,502      2,788,979

Changes from principal transactions:
     Purchase payments                             918,764         991,891       35,119,732     18,308,259
     Transfers between sub-accounts
        and the Company                        (12,904,288)     12,416,310         (859,724)     7,117,303
     Withdrawals                               (23,052,231)    (30,284,555)      (2,382,211)    (1,285,625)
     Annual contract fee                          (191,160)       (217,487)        (120,842)       (54,768)
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions          (35,228,915)    (17,093,841)      31,756,955     24,085,169
                                             -------------   -------------     ------------   ------------
Total increase (decrease) in
   contract owners' equity                     (26,513,244)      5,274,446       34,716,457     26,874,148

Contract owners' equity at
   beginning of period                         203,785,167     198,510,721       40,004,665     13,130,517
                                             -------------   -------------     ------------   ------------

Contract owners' equity at
   end of period                             $ 177,271,923   $ 203,785,167     $ 74,721,122   $ 40,004,665
                                             =============   =============     ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                       OVERSEAS -- A                 OVERSEAS -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
  Dividends                                   $     679,799   $     780,688   $    101,912   $     82,808

Expenses:
   Mortality and expense risk
      and administrative charges                   2,566,748       2,332,867        526,751        271,154
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (1,886,949)     (1,552,179)      (424,839)      (188,346)

Net realized gain (loss)                           1,456,432     (18,661,895)     1,527,734      2,851,118
Unrealized appreciation (depreciation)
   during the period                              16,751,425      78,015,365      2,193,148      5,053,646
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        16,320,908      57,801,291      3,296,043      7,716,418

Changes from principal transactions:
     Purchase payments                             1,938,217       1,603,138      9,110,784      8,147,761
     Transfers between sub-accounts
        and the Company                           (6,760,313)    (19,315,545)     4,660,984      1,041,421
     Withdrawals                                 (17,918,733)    (14,322,132)    (1,109,596)    (2,417,427)
     Annual contract fee                            (287,634)       (277,250)      (102,749)       (37,405)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (23,028,463)    (32,311,789)    12,559,423      6,734,350
                                               -------------   -------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                        (6,707,555)     25,489,502     15,855,466     14,450,768

Contract owners' equity at
   beginning of period                           182,448,604     156,959,102     23,426,728      8,975,960
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 175,741,049   $ 182,448,604   $ 39,282,194   $ 23,426,728
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     ALL CAP CORE -- A             ALL CAP CORE -- B
                                               -----------------------------   --------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   -----------
Income:
  Dividends                                    $     870,339   $           0   $     37,685   $         0

Expenses:
   Mortality and expense risk
      and administrative charges                   2,760,879       2,675,101        168,421       104,297
                                               -------------   -------------   ------------   -----------

Net investment income (loss)                      (1,890,540)     (2,675,101)      (130,736)     (104,297)

Net realized gain (loss)                         (19,448,380)    (71,772,683)       782,305       661,223
Unrealized appreciation (depreciation)
   during the period                              46,808,580     122,185,636        793,417     1,190,715
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in
   contract owners' equity from operations        25,469,660      47,737,852      1,444,986     1,747,641

Changes from principal transactions:
     Purchase payments                             1,664,773       2,055,653      1,958,322     1,693,510
     Transfers between sub-accounts
        and the Company                          (17,777,495)    (22,456,680)      (395,508)    2,388,341
     Withdrawals                                 (18,671,802)    (16,162,747)      (491,816)     (298,729)
     Annual contract fee                            (339,746)       (380,309)       (32,434)      (19,880)
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in contract owners'
   equity from principal transactions            (35,124,270)    (36,944,083)     1,038,564     3,763,242
                                               -------------   -------------   ------------   -----------

Total increase (decrease) in
   contract owners' equity                        (9,654,610)     10,793,769      2,483,550     5,510,883

Contract owners' equity at
   beginning of period                           197,751,243     186,957,474      9,712,856     4,201,973
                                               -------------   -------------   ------------   -----------

Contract owners' equity at
   end of period                               $ 188,096,633   $ 197,751,243   $ 12,196,406   $ 9,712,856
                                               =============   =============   ============   ===========

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                    ALL CAP GROWTH -- A           ALL CAP GROWTH -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
   Dividends                                   $           0   $           0   $          0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  4,418,498       4,537,356        509,530        330,853
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (4,418,498)     (4,537,356)      (509,530)      (330,853)

Net realized gain (loss)                         (35,556,209)    (69,338,676)       968,165      1,144,875
Unrealized appreciation (depreciation)
   during the period                              53,069,115     148,470,652      1,001,373      4,427,562
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        13,094,408      74,594,620      1,460,008      5,241,584

Changes from principal transactions:
     Purchase payments                             2,842,575       3,265,946      5,949,690     10,539,706
     Transfers between sub-accounts
        and the Company                          (30,908,008)    (31,084,500)    (1,774,835)     3,010,983
     Withdrawals                                 (28,004,622)    (24,967,020)    (1,106,638)      (480,286)
     Annual contract fee                            (570,833)       (629,784)      (107,089)       (60,012)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (56,640,888)    (53,415,358)     2,961,128     13,010,391
                                               -------------   -------------   ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (43,546,480)     21,179,262      4,421,136     18,251,975

Contract owners' equity at
   beginning of period                           332,018,328     310,839,066     29,734,149     11,482,174
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 288,471,848   $ 332,018,328   $ 34,155,285   $ 29,734,149
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               INTERNATIONAL SMALL CAP -- A    INTERNATIONAL SMALL CAP -- B
                                               ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------    ------------
Income:
   Dividends                                   $     145,113   $           0   $     31,485    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  1,680,208       1,285,203        507,932         157,761
                                               -------------   -------------   ------------    ------------

Net investment income (loss)                      (1,535,095)     (1,285,203)      (476,447)       (157,761)

Net realized gain (loss)                           1,051,581     (11,092,776)     3,002,539         585,610
Unrealized appreciation (depreciation)
   during the period                              20,209,002      51,013,637      2,744,806       4,051,361
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in
   contract owners' equity from operations        19,725,488      38,635,658      5,270,898       4,479,210

Changes from principal transactions:
     Purchase payments                             1,459,239       1,137,532     10,102,892       6,914,005
     Transfers between sub-accounts
        and the Company                              161,598         662,497      3,045,978       5,552,142
     Withdrawals                                 (10,141,072)     (8,274,236)    (1,429,792)       (176,038)
     Annual contract fee                            (230,731)       (201,056)       (86,755)        (26,226)
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in contract owners'
   equity from principal transactions             (8,750,966)     (6,675,263)    11,632,323      12,263,883
                                               -------------   -------------   ------------    ------------

Total increase (decrease) in
   contract owners' equity                        10,974,522      31,960,395     16,903,221      16,743,093

Contract owners' equity at
   beginning of period                           111,080,374      79,119,979     21,492,310       4,749,217
                                               -------------   -------------   ------------    ------------

Contract owners' equity at
   end of period                               $ 122,054,896   $ 111,080,374   $ 38,395,531    $ 21,492,310
                                               =============   =============   ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                       PACIFIC RIM                    PACIFIC RIM
                                                  EMERGING MARKETS -- A          EMERGING MARKETS -- B
                                               ---------------------------    ---------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003            2004           2003
                                               ------------   ------------    ------------   ------------
Income:
  Dividends                                    $    204,783   $     50,334    $     95,875   $     12,509

Expenses:
   Mortality and expense risk
      and administrative charges                    655,986        480,144         379,972        133,979
                                               ------------   ------------    ------------   ------------

Net investment income (loss)                       (451,203)      (429,810)       (284,097)      (121,470)

Net realized gain (loss)                          3,858,529       (918,682)      1,888,464      1,429,345
Unrealized appreciation (depreciation)
   during the period                              2,145,200     12,221,898         910,332      2,054,329
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        5,552,526     10,873,406       2,514,699      3,362,204

Changes from principal transactions:
     Purchase payments                              688,095        403,225       5,342,793      4,490,510
     Transfers between sub-accounts
        and the Company                           1,564,895      2,924,326       1,031,680      6,649,107
     Withdrawals                                 (3,944,502)    (2,879,904)     (1,079,499)      (267,039)
     Annual contract fee                           (107,404)       (78,707)        (70,585)       (24,524)
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (1,798,916)       368,940       5,224,389     10,848,054
                                               ------------   ------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                        3,753,610     11,242,346       7,739,088     14,210,258

Contract owners' equity at
   beginning of period                           41,398,658     30,156,312      18,416,249      4,205,991
                                               ------------   ------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 45,152,268   $ 41,398,658    $ 26,155,337   $ 18,416,249
                                               ============   ============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 SCIENCE & TECHNOLOGY -- A       SCIENCE & TECHNOLOGY -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 4,846,555       4,632,054         975,714         545,189
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (4,846,555)     (4,632,054)       (975,714)       (545,189)

Net realized gain (loss)                         (94,775,015)   (208,119,458)      4,304,435       1,933,475
Unrealized appreciation (depreciation)
    during the period                             94,155,830     335,377,282      (4,220,578)     11,574,007
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       (5,465,740)    122,625,770        (891,857)     12,962,293

Changes from principal transactions:
       Purchase payments                           5,446,491       6,433,820      13,726,079      18,946,909
       Transfers between sub-accounts
           and the Company                       (34,824,023)     18,698,938      (7,380,689)     19,319,010
       Withdrawals                               (26,407,102)    (23,573,235)     (2,387,630)     (1,471,426)
       Annual contract fee                          (879,264)       (913,638)       (205,031)       (101,867)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (56,663,898)        645,885       3,752,729      36,692,626
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (62,129,638)    123,271,655       2,860,872      49,654,919

Contract owners' equity at
    beginning of period                          375,838,233     252,566,578      60,376,643      10,721,724
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 313,708,595   $ 375,838,233   $  63,237,515   $  60,376,643
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                          EMERGING                        EMERGING
                                                     SMALL COMPANY -- A              SMALL COMPANY -- B
                                               -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 2,286,963       2,043,019       1,009,592         517,672
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,286,963)     (2,043,019)     (1,009,592)       (517,672)

Net realized gain (loss)                          (6,253,271)    (24,269,768)      5,001,014         858,667
Unrealized appreciation (depreciation)
    during the period                             21,810,677      71,036,569       1,120,121      10,918,278
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       13,270,443      44,723,782       5,111,543      11,259,273

Changes from principal transactions:
       Purchase payments                           2,182,819       2,111,670      13,233,215      19,847,415
       Transfers between sub-accounts
           and the Company                       (16,445,950)      4,431,589      (6,891,718)     13,136,305
       Withdrawals                               (13,658,469)     (9,770,031)     (2,304,961)       (642,635)
       Annual contract fee                          (350,581)       (332,902)       (202,718)        (82,627)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (28,272,181)     (3,559,674)      3,833,818      32,258,458
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (15,001,738)     41,164,108       8,945,361      43,517,731

Contract owners' equity at
    beginning of period                          166,847,500     125,683,392      57,407,534      13,889,803
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 151,845,762   $ 166,847,500   $  66,352,895   $  57,407,534
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                   AGGRESSIVE GROWTH -- A         AGGRESSIVE GROWTH -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004           2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
     Mortality and expense risk
        and administrative charges                 2,561,187       2,512,021         577,079         382,471
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,561,187)     (2,512,021)       (577,079)       (382,471)

Net realized gain (loss)                         (12,992,003)    (35,376,296)      2,103,361         596,747
Unrealized appreciation (depreciation)
    during the period                             27,520,920      85,347,134         966,033       6,877,849
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,967,730      47,458,817       2,492,315       7,092,125

Changes from principal transactions:
       Purchase payments                           2,130,350       2,666,651       6,372,053      10,594,034
       Transfers between sub-accounts
           and the Company                       (25,138,407)     (7,310,496)     (3,090,888)      3,217,861
       Withdrawals                               (13,197,591)    (11,423,427)     (1,360,549)       (666,630)
       Annual contract fee                          (424,915)       (452,887)       (124,046)        (70,151)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (36,630,563)    (16,520,159)      1,796,570      13,075,114
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (24,662,833)     30,938,658       4,288,885      20,167,239

Contract owners' equity at
    beginning of period                          192,488,970     161,550,312      33,517,066      13,349,827
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 167,826,137   $ 192,488,970   $  37,805,951   $  33,517,066
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 INTERNATIONAL STOCK -- A        INTERNATIONAL STOCK -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $     724,237   $     398,946   $     207,512   $      85,787

Expenses:
    Mortality and expense risk
        and administrative charges                 1,275,829       1,161,554         427,954         291,302
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                        (551,592)       (762,608)       (220,442)       (205,515)

Net realized gain (loss)                          (2,524,655)    (10,030,014)      1,449,094         795,531
Unrealized appreciation (depreciation)
    during the period                             14,271,987      30,965,735       2,135,653       5,035,086
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,195,740      20,173,113       3,364,305       5,625,102

Changes from principal transactions:
       Purchase payments                             707,813         947,604       3,178,964       5,141,168
       Transfers between sub-accounts
        and the Company                           (6,422,171)     (4,852,539)       (305,076)      5,144,589
       Withdrawals                                (6,568,124)     (5,408,763)     (1,398,471)     (2,979,769)
       Annual contract fee                          (170,225)       (167,610)        (75,469)        (50,305)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (12,452,707)     (9,481,308)      1,399,948       7,255,683
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                       (1,256,967)     10,691,805       4,764,253      12,880,785

Contract owners' equity at
    beginning of period                           90,182,873      79,491,068      24,297,261      11,416,476
                                               -------------   -------------   -------------   -------------
Contract owners' equity at
    end of period                              $  88,925,906   $  90,182,873   $  29,061,514   $  24,297,261
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               QUANTITATIVE EQUITY -- A (1)    QUANTITATIVE EQUITY -- B (1)
                                               -----------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003          2004             2003
                                               -------------   -------------   -----------    -------------
Income:
   Dividends                                   $   1,153,833   $     771,461   $    42,198    $      31,332

Expenses:
    Mortality and expense risk
        and administrative charges                   573,187       1,701,054        30,877           72,081
                                               -------------   -------------   -----------    -------------

Net investment income (loss)                         580,646        (929,593)       11,321          (40,749)

Net realized gain (loss)                          (4,647,884)    (36,935,965)      594,425          257,348
Unrealized appreciation (depreciation)
    during the period                              3,425,860      60,099,333      (651,845)         720,758
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (641,378)     22,233,775       (46,099)         937,357

Changes from principal transactions:
       Purchase payments                             600,160       1,627,733       266,348        1,119,360
       Transfers between sub-accounts
           and the Company                      (117,440,126)    (17,480,821)   (5,945,115)         859,611
       Withdrawals                                (3,174,183)     (9,757,488)      (54,182)        (134,808)
       Annual contract fee                           (83,147)       (260,271)       (2,262)         (14,879)
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (120,097,296)    (25,870,847)   (5,735,211)       1,829,284
                                               -------------   -------------   -----------    -------------

Total increase (decrease) in
    contract owners' equity                     (120,738,674)     (3,637,072)   (5,781,310)       2,766,641

Contract owners' equity at
    beginning of period                          120,738,674     124,375,746     5,781,310        3,014,669
                                               -------------   -------------   -----------    -------------

Contract owners' equity at
    end of period                              $           0   $ 120,738,674   $         0    $   5,781,310
                                               =============   =============   ===========    =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               --------------------------------------------------------------
                                                         VALUE -- A                      VALUE -- B
                                               -----------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   --------------
Income:
   Dividends                                   $   1,131,321   $   2,252,220   $     167,809   $      184,914

Expenses:
    Mortality and expense risk
         and administrative charges                3,024,771       2,630,122         590,388          278,779
                                               -------------   -------------   -------------   --------------

Net investment income (loss)                      (1,893,450)       (377,902)       (422,579)         (93,865)

Net realized gain (loss)                           3,302,608     (15,038,965)      3,122,705          436,912
Unrealized appreciation (depreciation)
    during the period                             24,019,026      70,479,396       2,085,967        5,625,962
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       25,428,184      55,062,529       4,786,093        5,969,009

Changes from principal transactions:
       Purchase payments                           1,962,734       2,078,391       8,787,835        8,990,719
       Transfers between sub-accounts
           and the Company                        11,907,562     (28,576,758)      6,716,846        1,476,443
       Withdrawals                               (21,725,265)    (16,129,743)     (1,845,037)        (418,200)
       Annual contract fee                          (340,502)       (329,223)       (110,259)         (55,439)
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (8,195,471)    (42,957,333)     13,549,385        9,993,523
                                               -------------   -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       17,232,713      12,105,196      18,335,478       15,962,532

Contract owners' equity at
    beginning of period                          198,135,866     186,030,670      27,116,533       11,154,001
                                               -------------   -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 215,368,579   $ 198,135,866   $  45,452,011   $   27,116,533
                                               =============   =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                REAL ESTATE SECURITIES -- A       REAL ESTATE SECURITIES -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004            2003
                                               -------------   --------------   -------------   --------------
Income:
   Dividends                                   $   3,567,159   $    3,072,761   $   2,147,414   $    1,076,468

Expenses:
    Mortality and expense risk
        and administrative charges                 2,188,856        1,766,849       1,556,913          774,804
                                               -------------   --------------   -------------   --------------

Net investment income (loss)                       1,378,303        1,305,912         590,501          301,664

Net realized gain (loss)                          10,991,777        2,605,570       6,612,449          822,144
Unrealized appreciation (depreciation)
    during the period                             26,469,409       33,596,600      19,086,448       14,564,864
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       38,839,489       37,508,082      26,289,398       15,688,672

Changes from principal transactions:
       Purchase payments                           1,649,708        1,379,445      20,641,567       20,879,191
       Transfers between sub-accounts
           and the Company                         4,865,331        3,130,824       6,948,027       10,771,446
       Withdrawals                               (11,883,707)      (9,983,382)     (3,763,797)      (2,011,810)
       Annual contract fee                          (272,772)        (235,198)       (305,667)        (140,625)
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,641,440)      (5,708,311)     23,520,130       29,498,202
                                               -------------   --------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       33,198,049       31,799,771      49,809,528       45,186,874

Contract owners' equity at
    beginning of period                          140,650,166      108,850,395      73,400,950       28,214,076
                                               -------------   --------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 173,848,215   $  140,650,166   $ 123,210,478   $   73,400,950
                                               =============   ==============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     BALANCED -- A (1)             BALANCED -- B (1)
                                               ---------------------------   ----------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003           2004            2003
                                               ------------   ------------   ------------   -------------
Income:
   Dividends                                   $  1,445,738   $  1,443,068   $    456,372   $     240,901

Expenses:
    Mortality and expense risk
        and administrative charges                  292,803        855,175        101,268         182,810
                                               ------------   ------------   ------------   -------------

Net investment income (loss)                      1,152,935        587,893        355,104          58,091

Net realized gain (loss)                         (6,138,111)    (8,555,921)       732,095          85,168
Unrealized appreciation (depreciation)
    during the period                             4,451,490     14,714,777     (1,365,784)      1,386,011
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in
    contract owners' equity from operations        (533,686)     6,746,749       (278,585)      1,529,270

Changes from principal transactions:
       Purchase payments                            203,195        659,765      1,576,982       7,245,195
       Transfers between sub-accounts
           and the Company                      (56,754,974)    (1,774,916)   (18,059,325)      3,090,327
       Withdrawals                               (1,867,576)    (5,893,492)      (440,805)       (568,988)
       Annual contract fee                          (32,919)       (89,859)        (8,787)        (27,148)
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (58,452,274)    (7,098,502)   (16,931,935)      9,739,386
                                               ------------   ------------   ------------   -------------

Total increase (decrease) in
    contract owners' equity                     (58,985,960)      (351,753)   (17,210,520)     11,268,656

Contract owners' equity at
    beginning of period                          58,985,960     59,337,713     17,210,520       5,941,864
                                               ------------   ------------   ------------   -------------

Contract owners' equity at
    end of period                              $          0   $ 58,985,960   $          0   $  17,210,520
                                               ============   ============   ============   =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                       HIGH YIELD -- A                HIGH YIELD -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $   9,595,122   $   9,637,576   $   5,258,527   $   2,454,162

Expenses:
    Mortality and expense risk
        and administrative charges                 2,765,655       2,764,629       1,748,350         982,226
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                       6,829,467       6,872,947       3,510,177       1,471,936

Net realized gain (loss)                          11,479,509      (3,457,399)      3,308,400       2,304,411
Unrealized appreciation (depreciation)
    during the period                             (3,123,331)     32,281,985       2,327,352       7,235,506
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       15,185,645      35,697,533       9,145,929      11,011,853

Changes from principal transactions:
       Purchase payments                           1,760,333       2,677,392      21,843,092      39,999,646
       Transfers between sub-accounts
           and the Company                       (25,991,393)     61,346,287      (3,281,661)     30,766,481
       Withdrawals                               (22,081,654)    (17,114,095)     (5,054,964)     (2,833,059)
       Annual contract fee                          (280,445)       (288,988)       (272,620)       (110,347)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (46,593,159)     46,620,596      13,233,847      67,822,721
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (31,407,514)     82,318,129      22,379,776      78,834,574

Contract owners' equity at
    beginning of period                          217,964,681     135,646,552      97,799,673      18,965,099
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 186,557,167   $ 217,964,681   $ 120,179,449   $  97,799,673
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                               LIFESTYLE AGGRESSIVE 1000 -- A   LIFESTYLE AGGRESSIVE 1000 -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004             2003           2004             2003
                                               -------------    -------------   -------------   --------------
Income:
    Dividends                                  $   1,055,814    $     385,950   $   1,375,396   $      158,117

Expenses:
    Mortality and expense risk
        and administrative charges                 2,155,282        1,450,376       3,232,613        1,061,993
                                               -------------    -------------   -------------   --------------

Net investment income (loss)                      (1,099,468)      (1,064,426)     (1,857,217)        (903,876)

Net realized gain (loss)                          (3,471,099)      (5,506,467)      4,019,054          367,242
Unrealized appreciation (depreciation)
    during the period                             24,822,295       35,931,498      26,292,983       23,100,056
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       20,251,728       29,360,605      28,454,820       22,563,422

Changes from principal transactions:
       Purchase payments                           2,537,571        2,130,936      71,576,234       70,408,947
       Transfers between sub-accounts
           and the Company                        25,482,547       20,605,458      18,059,242       16,155,005
       Withdrawals                                (8,294,947)      (4,525,284)     (3,676,512)      (1,244,480)
       Annual contract fee                          (384,039)        (287,512)       (638,476)        (139,016)
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            19,341,132       17,923,598      85,320,488       85,180,456
                                               -------------    -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       39,592,860       47,284,203     113,775,308      107,743,878

Contract owners' equity at
    beginning of period                          128,412,529       81,128,326     133,575,232       25,831,354
                                               -------------    -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 168,005,389    $ 128,412,529   $ 247,350,540   $  133,575,232
                                               =============    =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------------
                                                 LIFESTYLE GROWTH 820 -- A         LIFESTYLE GROWTH 820 -- B
                                               -----------------------------   --------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   --------------
Income:
    Dividends                                  $   8,387,539   $   5,348,253   $    11,897,950   $    2,334,906

Expenses:
     Mortality and expense risk
        and administrative charges                 9,205,288       6,862,871        18,874,291        4,948,884
                                               -------------   -------------   ---------------   --------------

Net investment income (loss)                        (817,749)     (1,514,618)       (6,976,341)      (2,613,978)

Net realized gain (loss)                          (4,085,461)    (18,798,494)        6,324,660          443,964
Unrealized appreciation (depreciation)
    during the period                             81,565,398     134,964,807       185,442,443       88,875,738
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       76,662,188     114,651,695       184,790,762       86,705,724

Changes from principal transactions:
       Purchase payments                           9,556,060       8,285,702     1,044,517,302      291,758,068
       Transfers between sub-accounts
           and the Company                        71,671,760      66,668,476       149,977,280      114,676,993
       Withdrawals                               (42,848,736)    (28,378,208)      (27,443,293)      (4,875,543)
       Annual contract fee                        (1,425,011)     (1,190,019)       (2,829,554)        (695,811)
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            36,954,073      45,385,951     1,164,221,735      400,863,707
                                               -------------   -------------   ---------------   --------------

Total increase (decrease) in
    contract owners' equity                      113,616,261     160,037,646     1,349,012,497      487,569,431

Contract owners' equity at
    beginning of period                          570,824,944     410,787,298       603,952,682      116,383,251
                                               -------------   -------------   ---------------   --------------
Contract owners' equity at
    end of period                              $ 684,441,205   $ 570,824,944   $ 1,952,965,179   $  603,952,682
                                               =============   =============   ===============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                LIFESTYLE BALANCED 640 -- A      LIFESTYLE BALANCED 640 -- B
                                               ----------------------------      -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   -------------
Income:
    Dividends                                  $  15,500,433   $  13,063,809   $    20,179,846   $   6,018,455

Expenses:
    Mortality and expense risk
        and administrative charges                10,821,154       8,539,131        19,627,008       6,017,227
                                               -------------   -------------   ---------------   -------------

Net investment income (loss)                       4,679,279       4,524,678           552,838           1,228

Net realized gain (loss)                            (748,524)    (14,191,575)        3,980,224       1,367,876
Unrealized appreciation (depreciation)
    during the period                             77,386,336     123,687,233       164,305,597      81,733,858
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       81,317,091     114,020,336       168,838,659      83,102,962

Changes from principal transactions:
       Purchase payments                           7,563,784       7,915,089       954,046,625     313,457,332
       Transfers between sub-accounts
           and the Company                       101,995,847      89,372,596       175,009,431     136,110,946
       Withdrawals                               (61,353,711)    (44,067,334)      (39,900,812)    (13,147,255)
       Annual contract fee                        (1,405,978)     (1,175,598)       (2,844,790)       (807,265)
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            46,799,942      52,044,753     1,086,310,454     435,613,758
                                               -------------   -------------   ---------------   -------------

Total increase (decrease) in
    contract owners' equity                      128,117,033     166,065,089     1,255,149,113     518,716,720

Contract owners' equity at
    beginning of period                          662,093,028     496,027,939       674,020,791     155,304,071
                                               -------------   -------------   ---------------   -------------

Contract owners' equity at
    end of period                              $ 790,210,061   $ 662,093,028   $ 1,929,169,904   $ 674,020,791
                                               =============   =============   ===============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 LIFESTYLE MODERATE 460 -- A    LIFESTYLE MODERATE 460 -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   7,377,450   $   6,948,499   $   8,774,152  $    3,472,781

Expenses:
    Mortality and expense risk
        and administrative charges                  3,963,321       3,521,228       6,286,331       2,557,232
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        3,414,129       3,427,271       2,487,821         915,549

Net realized gain (loss)                            1,901,190      (5,441,935)      5,366,867         986,711
Unrealized appreciation (depreciation)
    during the period                              17,972,490      36,715,207      34,175,177      23,584,292
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        23,287,809      34,700,543      42,029,865      25,486,552

Changes from principal transactions:
       Purchase payments                            2,666,614       3,753,040     262,159,632     112,293,897
       Transfers between sub-accounts
           and the Company                         14,763,085      30,018,611      19,943,493      56,764,883
       Withdrawals                                (26,634,204)    (21,982,594)    (14,986,723)     (5,272,904)
       Annual contract fee                           (432,000)       (405,291)       (946,794)       (345,568)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (9,636,505)     11,383,766     266,169,608     163,440,308
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,651,304      46,084,309     308,199,473     188,926,860

Contract owners' equity at
    beginning of period                           257,334,647     211,250,338     258,689,422      69,762,562
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 270,985,951   $ 257,334,647   $ 566,888,895  $  258,689,422
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                ----------------------------------------------------------------
                                                LIFESTYLE CONSERVATIVE 280 -- A  LIFESTYLE CONSERVATIVE 280 -- B
                                                -------------------------------  -------------------------------
                                                    YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004             2003            2004           2003
                                                -------------   -------------    -------------   --------------
Income:
   Dividends                                    $   6,090,105   $   6,097,668    $   6,422,963   $    2,763,882

Expenses:
   Mortality and expense risk
        and administrative charges                  2,342,011       2,354,906        3,084,340        1,555,889
                                                -------------   -------------    -------------   --------------
Net investment income (loss)                        3,748,094       3,742,762        3,338,623        1,207,993

Net realized gain (loss)                            3,372,502         578,125        3,365,932        1,507,415
Unrealized appreciation (depreciation)
    during the period                               3,638,101      10,255,396        7,677,702        6,660,749
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in
    contract owners' equity from operations        10,758,697      14,576,283       14,382,257        9,376,157

Changes from principal transactions:
       Purchase payments                            1,390,487       1,545,117      118,501,195       67,473,922
       Transfers between sub-accounts
           and the Company                         20,036,920       4,909,458        2,078,867       19,837,487
       Withdrawals                                (16,971,168)    (19,591,433)     (15,200,395)      (6,598,999)
       Annual contract fee                           (206,439)       (235,418)        (388,941)        (161,583)
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in contract owners'
    equity from principal transactions              4,249,800     (13,372,276)     104,990,726       80,550,827
                                                -------------   -------------    -------------   --------------
Total increase (decrease) in
    contract owners' equity                        15,008,497       1,204,007      119,372,983       89,926,984

Contract owners' equity at
    beginning of period                           147,545,368     146,341,361      133,685,859       43,758,875
                                                -------------   -------------    -------------   --------------
Contract owners' equity at
    end of period                               $ 162,553,865   $ 147,545,368    $ 253,058,842   $  133,685,859
                                                =============   =============    =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   SMALL COMPANY VALUE -- A       SMALL COMPANY VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   3,454,834   $   1,067,458   $   1,886,532  $      368,686

Expenses:
    Mortality and expense risk
        and administrative charges                  3,821,813       3,071,538       2,539,481       1,242,781
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        (366,979)      (2,004,080)       (652,949)       (874,095)

Net realized gain (loss)                           11,981,406         747,691       6,411,246       1,291,326
Unrealized appreciation (depreciation)
    during the period                              41,898,006      56,960,321      27,123,436      21,842,152
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        53,512,433      55,703,932      32,881,733      22,259,383

Changes from principal transactions:
       Purchase payments                            2,595,410       3,312,973      31,179,044      37,197,849
       Transfers between sub-accounts
           and the Company                          5,022,984       7,575,031      11,057,445      19,986,591
       Withdrawals                                (20,765,387)    (17,748,545)     (5,013,752)     (2,078,016)
       Annual contract fee                           (540,261)       (468,244)       (520,121)       (216,331)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (13,687,254)     (7,328,785)     36,702,616      54,890,093
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        39,825,179      48,375,147      69,584,349      77,149,476

Contract owners' equity at
    beginning of period                           241,527,392     193,152,245     120,317,623      43,168,147
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 281,352,571   $ 241,527,392   $ 189,901,972  $  120,317,623
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  INTERNATIONAL VALUE -- A        INTERNATIONAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,913,463   $     860,110   $   1,350,668  $      428,452

Expenses:
    Mortality and expense risk
        and administrative charges                  2,283,289       1,578,229       1,957,893         932,800
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (369,826)       (718,119)       (607,225)       (504,348)

Net realized gain (loss)                            5,332,180      (2,490,029)      4,426,298       1,837,613
Unrealized appreciation (depreciation)
    during the period                              23,203,100      43,016,341      18,911,749      22,987,478
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,165,454      39,808,193      22,730,822      24,320,743

Changes from principal transactions:
       Purchase payments                            1,610,621       1,665,762      27,100,413      29,825,773
       Transfers between sub-accounts
           and the Company                         17,721,865      16,649,122      11,046,214      11,166,853
       Withdrawals                                (11,378,451)     (7,175,085)     (3,492,765)     (2,781,811)
       Annual contract fee                           (295,589)       (226,279)       (374,686)       (143,289)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              7,658,446      10,913,520      34,279,176      38,067,526
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        35,823,900      50,721,713      57,009,998      62,388,269

Contract owners' equity at
    beginning of period                           139,854,117      89,132,404      92,382,206      29,993,937
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 175,678,017   $ 139,854,117   $ 149,392,204  $   92,382,206
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  SMALL COMPANY BLEND -- A        SMALL COMPANY BLEND -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,648,452       1,530,673         994,340         531,583
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,648,452)     (1,530,673)       (994,340)       (531,583)

Net realized gain (loss)                            1,645,748      (5,865,268)      2,631,426         872,949
Unrealized appreciation (depreciation)
    during the period                               5,049,423      40,837,469       1,589,031      11,148,655
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         5,046,719      33,441,528       3,226,117      11,490,021

Changes from principal transactions:
       Purchase payments                            1,531,687       1,312,566      14,962,699      20,532,492
       Transfers between sub-accounts
           and the Company                        (11,140,559)      4,596,710      (4,080,841)      9,023,912
       Withdrawals                                 (8,889,364)     (6,873,419)     (1,781,798)       (744,019)
       Annual contract fee                           (242,967)       (244,100)       (201,932)        (83,203)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,741,203)     (1,208,243)      8,898,128      28,729,182
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (13,694,484)     32,233,285      12,124,245      40,219,203

Contract owners' equity at
    beginning of period                           121,730,978      89,497,693      55,692,520      15,473,317
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 108,036,494   $ 121,730,978   $  67,816,765  $   55,692,520
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      TOTAL RETURN -- A              TOTAL RETURN -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $  22,619,246   $  38,122,057   $  13,094,253   $  13,257,082

Expenses:
    Mortality and expense risk
        and administrative charges                  6,603,269       8,667,997       4,352,368       3,674,276
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       16,015,977      29,454,060       8,741,885       9,582,806

Net realized gain (loss)                            1,503,673       8,725,739        (479,165)        247,143
Unrealized appreciation (depreciation)
    during the period                              (3,516,059)    (19,452,832)       (480,238)     (3,884,109)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        14,003,591      18,726,967       7,782,482       5,945,840

Changes from principal transactions:
       Purchase payments                            3,509,272       6,396,388      41,192,750     109,701,093
       Transfers between sub-accounts
           and the Company                        (67,051,803)    (87,612,913)    (28,901,694)     18,023,056
       Withdrawals                                (41,727,579)    (54,324,767)    (11,714,123)    (20,420,323)
       Annual contract fee                           (807,482)     (1,088,694)       (689,174)       (420,260)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (106,077,592)   (136,629,986)       (112,241)    106,883,566
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (92,074,001)   (117,903,019)      7,670,241     112,829,406

Contract owners' equity at
    beginning of period                           493,003,323     610,906,342     260,775,374     147,945,968
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 400,929,322   $ 493,003,323   $ 268,445,615  $  260,775,374
                                                =============   =============   =============  ==============

See accompanying notes.

[MERRILL LYNCH LOGO]           COMPUTATIONAL MATERIALS FOR
                               MERRILL LYNCH MORTGAGE INVESTORS, INC.,
                               SERIES 2004-SL1

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  U.S. LARGE CAP -- A (2)         U.S. LARGE CAP -- B (2)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     952,969   $   1,027,357   $     280,125  $      294,980

Expenses:
    Mortality and expense risk
        and administrative charges                  5,257,114       3,850,687       1,880,305       1,145,557
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (4,304,145)     (2,823,330)     (1,600,180)       (850,577)

Net realized gain (loss)                            3,383,418     (13,730,869)      4,257,461         890,962
Unrealized appreciation (depreciation)
    during the period                              29,292,165      94,141,401       5,889,779      22,003,462
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,371,438      77,587,202       8,547,060      22,043,847

Changes from principal transactions:
       Purchase payments                            3,225,531       2,731,656      17,989,184      30,133,548
       Transfers between sub-accounts
           and the Company                         90,458,149      (8,277,233)      5,458,933       9,026,408
       Withdrawals                                (26,104,765)    (18,187,380)     (3,128,333)     (1,730,625)
       Annual contract fee                           (706,023)       (546,215)       (392,688)       (210,633)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             66,872,892     (24,279,172)     19,927,096      37,218,698
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        95,244,330      53,308,030      28,474,156      59,262,545

Contract owners' equity at
    beginning of period                           289,438,674     236,130,644      99,194,217      39,931,672
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 384,683,004   $ 289,438,674   $ 127,668,373  $   99,194,217
                                                =============   =============   =============  ==============

(2) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP STOCK -- A              MID CAP STOCK -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  2,417,327       1,765,507       1,586,820         663,746
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,417,327)     (1,765,507)     (1,586,820)       (663,746)

Net realized gain (loss)                            6,357,358     (3,953,338)       6,674,526         521,177
Unrealized appreciation (depreciation)
    during the period                              20,971,029      45,265,057       9,730,840      14,045,762
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        24,911,060      39,546,212      14,818,546      13,903,193

Changes from principal transactions:
       Purchase payments                            1,822,136       1,556,968      22,856,897      26,830,411
       Transfers between sub-accounts
           and the Company                          8,819,185      27,772,543        (299,970)     19,278,690
       Withdrawals                                (12,892,187)     (9,081,838)     (2,979,533)     (1,079,543)
       Annual contract fee                           (364,386)       (296,081)       (307,979)       (105,344)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,615,252)     19,951,592      19,269,415      44,924,214
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        22,295,808      59,497,804      34,087,961      58,827,407

Contract owners' equity at
    beginning of period                           151,622,430      92,124,626      76,987,939      18,160,532
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 173,918,238   $ 151,622,430   $ 111,075,900  $   76,987,939
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  GLOBAL ALLOCATION -- A (3)      GLOBAL ALLOCATION -- B (3)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     575,918   $     242,824   $     226,056  $       40,241

Expenses:
    Mortality and expense risk
        and administrative charges                    851,745         758,544         467,251         156,883
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (275,827)       (515,720)       (241,195)       (116,642)

Net realized gain (loss)                             (400,930)     (5,720,796)        596,076         335,456
Unrealized appreciation (depreciation)
    during the period                               6,750,613      17,070,057       3,582,161       2,241,544
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,073,856      10,833,541       3,937,042       2,460,358

Changes from principal transactions:
       Purchase payments                              788,402         486,706      19,473,550       6,346,340
       Transfers between sub-accounts
           and the Company                          4,972,506      (6,651,531)      7,305,346       3,538,890
       Withdrawals                                 (4,730,926)     (2,506,961)       (667,172)       (243,712)
       Annual contract fee                           (153,859)       (169,400)        (85,704)        (31,743)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                876,123      (8,841,186)     26,026,020       9,609,775
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,949,979       1,992,355      29,963,062      12,070,133

Contract owners' equity at
    beginning of period                            53,968,403      51,976,048      17,237,566       5,167,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  60,918,382   $  53,968,403   $  47,200,628  $   17,237,566
                                                =============   =============   =============  ==============

(3) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    DYNAMIC GROWTH -- A             DYNAMIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,507,623       1,307,716         573,965         389,027
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,507,623)     (1,307,716)       (573,965)       (389,027)

Net realized gain (loss)                           (1,445,720)    (14,968,813)      1,796,486         694,583
Unrealized appreciation (depreciation)
    during the period                              10,278,154      40,081,610       1,483,767       6,952,445
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,324,811      23,805,081       2,706,288       7,258,001

Changes from principal transactions:
       Purchase payments                            2,077,587       1,863,316       2,526,488       4,865,312
       Transfers between sub-accounts
           and the Company                        (12,838,852)     36,246,415      (4,776,363)     23,010,178
       Withdrawals                                 (7,174,748)     (4,882,183)     (1,536,290)       (634,035)
       Annual contract fee                           (306,810)       (287,922)       (121,786)        (90,837)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,242,823)     32,939,626      (3,907,951)     27,150,618
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (10,918,012)     56,744,707      (1,201,663)     34,408,619

Contract owners' equity at
    beginning of period                           110,292,674      53,547,967      38,545,157       4,136,538
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  99,374,662   $ 110,292,674   $  37,343,494  $   38,545,157
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 INTERNATIONAL INDEX -- A (4)   INTERNATIONAL INDEX -- B (4)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     211,760   $     245,834   $     201,020  $      193,089

Expenses:
    Mortality and expense risk
        and administrative charges                    143,775         225,749         141,321         178,753
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                           67,985          20,085          59,699          14,336

Net realized gain (loss)                            2,751,393        (608,288)      3,343,965         710,643
Unrealized appreciation (depreciation)
    during the period                              (2,326,101)       4,808,828     (3,031,154)      3,136,670
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations           493,277       4,220,625         372,510       3,861,649

Changes from principal transactions:
       Purchase payments                              215,845         254,441       2,593,890       4,799,531
       Transfers between sub-accounts
           and the Company                        (19,240,155)      1,330,282     (18,701,626)      4,686,350
       Withdrawals                                   (580,449)       (673,064)       (300,964)     (2,486,791)
       Annual contract fee                            (29,013)        (40,634)        (17,752)        (29,510)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (19,633,772)        871,025     (16,426,452)      6,969,580
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (19,140,495)      5,091,650     (16,053,942)     10,831,229

Contract owners' equity at
    beginning of period                            19,140,495      14,048,845      16,053,942       5,222,713
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $           0   $  19,140,495   $           0  $   16,053,942
                                                =============   =============   =============  ==============

(4)  Ceased Operations, June 18, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX -- A   TOTAL STOCK MARKET INDEX -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     231,423   $           0   $     158,160  $            0

Expenses:
    Mortality and expense risk
         and administrative charges                   552,060         438,497         458,601         239,005
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (320,637)       (438,497)       (300,441)       (239,005)

Net realized gain (loss)                              350,282      (1,410,997)      1,622,438          87,807
Unrealized appreciation (depreciation)
    during the period                               3,170,431       9,278,258       1,038,229       4,319,660
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,200,076       7,428,764       2,360,226       4,168,462

Changes from principal transactions:
       Purchase payments                              372,188         387,538       6,676,926       9,914,698
       Transfers between sub-accounts
           and the Company                         (1,878,367)      6,476,328      (3,449,537)      6,216,570
       Withdrawals                                 (1,853,160)     (1,700,206)       (898,440)       (325,601)
       Annual contract fee                            (70,749)        (69,620)        (86,587)        (33,840)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (3,430,088)      5,094,040       2,242,362      15,771,827
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                          (230,012)     12,522,804       4,602,588      19,940,289

Contract owners' equity at
    beginning of period                            36,653,835      24,131,031      25,815,745       5,875,456
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  36,423,823   $  36,653,835   $  30,418,333  $   25,815,745
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      500 INDEX -- A                 500 INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
    Dividends                                   $   1,768,446   $   1,487,820   $     931,637  $      556,682

Expenses:
    Mortality and expense risk
        and administrative charges                  2,828,663       2,482,358       1,885,747       1,101,155
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,060,217)       (994,538)       (954,110)       (544,473)

Net realized gain (loss)                            2,528,611     (12,949,387)      3,275,621         702,971
Unrealized appreciation (depreciation)
    during the period                              13,584,442      53,097,608       7,055,885      16,909,678
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        15,052,836      39,153,683       9,377,396      17,068,176

Changes from principal transactions:
       Purchase payments                            2,511,528       2,400,970      15,577,049      32,423,115
       Transfers between sub-accounts
           and the Company                         (6,808,771)     13,494,413       3,357,247      19,768,619
       Withdrawals                                (13,490,146)     (9,306,841)     (4,280,822)     (2,087,330)
       Annual contract fee                           (500,254)       (492,795)       (409,341)       (196,319)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,287,643)      6,095,747      14,244,133      49,908,085
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (3,234,807)     45,249,430      23,621,529      66,976,261

Contract owners' equity at
    beginning of period                           192,706,237     147,456,807     103,375,900      36,399,639
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 189,471,430   $ 192,706,237   $ 126,997,429  $  103,375,900
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP INDEX -- A              MID CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     336,807   $           0   $     196,236  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,002,917         807,521         767,802         376,577
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (666,110)       (807,521)       (571,566)       (376,577)

Net realized gain (loss)                            2,854,586      (1,709,762)      2,601,071          76,354
Unrealized appreciation (depreciation)
    during the period                               6,335,395      17,772,697       4,161,240       7,484,869
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,523,871      15,255,414       6,190,745       7,184,646

Changes from principal transactions:
       Purchase payments                              829,554         800,616       9,478,597      12,674,613
       Transfers between sub-accounts
           and the Company                         (2,803,001)      5,154,450          65,742       7,431,069
       Withdrawals                                 (5,001,647)     (3,991,530)     (1,593,586)       (467,387)
       Annual contract fee                           (153,439)       (145,606)       (156,879)        (64,415)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (7,128,533)      1,817,930       7,793,874      19,573,880
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         1,395,338      17,073,344      13,984,619      26,758,526

Contract owners' equity at
    beginning of period                            66,779,977      49,706,633      38,917,810      12,159,284
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  68,175,315   $  66,779,977   $  52,902,429  $   38,917,810
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    SMALL CAP INDEX -- A             SMALL CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     169,957   $           0   $      97,615  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    757,272         560,002         676,438         320,619
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (587,315)       (560,002)       (578,823)       (320,619)

Net realized gain (loss)                            5,361,843        (834,348)      3,431,136         528,043
Unrealized appreciation (depreciation)
    during the period                               2,058,168      14,713,180       3,241,652       7,240,581
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,832,696      13,318,830       6,093,965       7,448,005

Changes from principal transactions:
       Purchase payments                              765,663         628,128       8,963,203       9,511,910
       Transfers between sub-accounts
           and the Company                         (8,411,284)     14,664,535        (430,237)      9,097,519
       Withdrawals                                 (4,541,849)     (2,164,037)     (1,790,449)       (347,026)
       Annual contract fee                           (116,145)        (98,019)       (131,067)        (57,021)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (12,303,615)     13,030,607       6,611,450      18,205,382
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (5,470,919)     26,349,437      12,705,415      25,653,387

Contract owners' equity at
    beginning of period                            55,382,478      29,033,041      34,874,227       9,220,840
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  49,911,559   $  55,382,478   $  47,579,642  $   34,874,227
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  CAPITAL APPRECIATION -- A       CAPITAL APPRECIATION -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    629,141         580,048         593,287         391,515
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (629,141)       (580,048)       (593,287)       (391,515)

Net realized gain (loss)                             (295,419)     (2,751,528)      1,198,124         (70,548)
Unrealized appreciation (depreciation)
    during the period                               3,709,043      12,586,350       1,971,271       6,592,133
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,784,483       9,254,774       2,576,108       6,130,070

Changes from principal transactions:
       Purchase payments                              449,986         889,795       4,113,795       9,331,010
       Transfers between sub-accounts
           and the Company                         (1,929,649)      1,001,664      (2,397,528)      6,950,821
       Withdrawals                                 (2,984,327)     (2,024,517)     (1,047,192)       (540,253)
       Annual contract fee                           (113,007)       (116,413)       (130,924)        (66,944)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (4,576,997)       (249,471)        538,151      15,674,634
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,792,514)      9,005,303       3,114,259      21,804,704

Contract owners' equity at
    beginning of period                            42,404,216      33,398,913      34,921,858      13,117,154
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,611,702   $  42,404,216   $  38,036,117  $   34,921,858
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    HEALTH SCIENCES -- A            HEALTH SCIENCES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,253,186         961,366       1,046,157         514,144
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,253,186)       (961,366)     (1,046,157)       (514,144)

Net realized gain (loss)                            4,450,756      (1,458,650)      3,785,459         643,211
Unrealized appreciation (depreciation)
    during the period                               5,706,950      19,864,783       4,127,577       8,730,114
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,904,520      17,444,767       6,866,879       8,859,181

Changes from principal transactions:
       Purchase payments                            1,107,008       1,321,398      14,034,918      17,961,280
       Transfers between sub-accounts
           and the Company                          3,059,141      10,439,258       2,404,108       9,329,187
       Withdrawals                                 (6,641,092)     (4,086,313)     (2,513,790)     (1,200,623)
       Annual contract fee                           (227,383)       (196,282)       (222,051)        (95,068)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,702,326)      7,478,061      13,703,185      25,994,776
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,202,194      24,922,828      20,570,064      34,853,957

Contract owners' equity at
    beginning of period                            73,972,050      49,049,222      50,185,027      15,331,070
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  80,174,244   $  73,972,050   $  70,755,091  $   50,185,027
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   FINANCIAL SERVICES -- A        FINANCIAL SERVICES -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     160,720   $      63,885   $     111,385  $       43,865

Expenses:
    Mortality and expense risk
       and administrative charges                     638,961         541,887         603,053         356,061
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (478,241)       (478,002)       (491,668)       (312,196)

Net realized gain (loss)                            1,763,707        (509,791)      2,017,945         245,658
Unrealized appreciation (depreciation)
    during the period                               1,988,504      10,866,427       1,283,729       6,796,237
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,273,970       9,878,634       2,810,006       6,729,699

Changes from principal transactions:
       Purchase payments                              525,824         839,814       6,966,887      11,722,821
       Transfers between sub-accounts
           and the Company                         (2,845,958)      2,204,456      (2,654,925)      4,382,699
       Withdrawals                                 (2,716,433)     (2,230,835)     (1,617,395)       (850,259)
       Annual contract fee                           (126,573)       (118,410)       (132,267)        (65,335)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (5,163,140)        695,025       2,562,300      15,189,926
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,889,170)     10,573,659       5,372,306      21,919,625

Contract owners' equity at
    beginning of period                            42,022,538      31,448,879      33,640,142      11,720,517
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,133,368   $  42,022,538   $  39,012,448  $   33,640,142
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 QUANTITATIVE MID CAP -- A        QUANTITATIVE MID CAP -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    171,769         115,629         146,152          72,366
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (171,769)       (115,629)       (146,152)        (72,366)

Net realized gain (loss)                            1,186,956        (201,116)        789,979         151,296
Unrealized appreciation (depreciation)
    during the period                                 643,047       2,704,335         721,446       1,405,029
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         1,658,234       2,387,590       1,365,273       1,483,959

Changes from principal transactions:
       Purchase payments                              131,162         123,111       1,758,549       1,717,859
       Transfers between sub-accounts
           and the Company                          3,163,534         973,388       1,503,973       1,574,493
       Withdrawals                                   (931,862)       (778,599)       (351,637)        (82,040)
       Annual contract fee                            (28,349)        (20,690)        (31,950)        (14,007)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,334,485         297,210       2,878,935       3,196,305
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         3,992,719       2,684,800       4,244,208       4,680,264

Contract owners' equity at
    beginning of period                             9,549,894       6,865,094       6,766,184       2,085,920
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  13,542,613   $   9,549,894   $  11,010,392  $    6,766,184
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     STRATEGIC GROWTH -- A         STRATEGIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003             2004          2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    760,708         764,632         543,063         368,125
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (760,708)       (764,632)       (543,063)       (368,125)

Net realized gain (loss)                             (731,718)     (3,056,403)      1,308,329         151,170
Unrealized appreciation (depreciation)
    during the period                               3,612,565      14,901,500         749,714       5,322,286
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,120,139      11,080,465       1,514,980       5,105,331

Changes from principal transactions:
       Purchase payments                              745,134         948,009       3,794,061       9,508,896
       Transfers between sub-accounts
           and the Company                         (4,850,027)     (3,851,663)     (1,185,452)      4,971,784
       Withdrawals                                 (4,145,026)     (2,990,413)     (1,022,347)       (635,149)
       Annual contract fee                           (127,537)       (157,941)       (112,193)        (59,379)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (8,377,456)     (6,052,008)      1,474,069      13,786,152
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (6,257,317)      5,028,457       2,989,049      18,891,483

Contract owners' equity at
    beginning of period                            53,518,186      48,489,729      31,746,699      12,855,216
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  47,260,869   $  53,518,186   $  34,735,748  $   31,746,699
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    ALL CAP VALUE -- A               ALL CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     202,000   $      23,479   $     127,064  $       13,958

Expenses:
    Mortality and expense risk
        and administrative charges                    938,569         584,632         805,062         271,501
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (736,569)       (561,153)       (677,998)       (257,543)

Net realized gain (loss)                            3,833,375        (952,588)      2,255,146         279,251
Unrealized appreciation (depreciation)
    during the period                               5,030,035      13,529,847       5,397,988       5,462,578
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,126,841      12,016,106       6,975,136       5,484,286

Changes from principal transactions:
       Purchase payments                              564,956         692,938      12,784,342      12,880,161
       Transfers between sub-accounts
           and the Company                         10,202,667      18,186,083       8,124,436       9,610,799
       Withdrawals                                 (5,672,831)     (2,270,646)     (1,583,587)       (403,998)
       Annual contract fee                           (140,204)       (101,719)       (157,271)        (40,099)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              4,954,588      16,506,656      19,167,920      22,046,863
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,081,429      28,522,762      26,143,056      27,531,149

Contract owners' equity at
    beginning of period                            54,842,568      26,319,806      34,137,963       6,606,814
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  67,923,997   $  54,842,568   $  60,281,019  $   34,137,963
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   STRATEGIC VALUE -- A (5)        STRATEGIC VALUE -- B (5)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                     2004           2003             2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     121,703   $       4,925   $      68,178  $        8,226

Expenses:
    Mortality and expense risk
        and administrative charges                    512,301         455,388         363,236         173,850
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (390,598)       (450,463)       (295,058)       (165,624)

Net realized gain (loss)                            1,005,999      (1,814,571)      1,153,346         104,033
Unrealized appreciation (depreciation)
    during the period                               4,311,151       9,379,994       2,516,046       2,864,459
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         4,926,552       7,114,960       3,374,334       2,802,868

Changes from principal transactions:
       Purchase payments                              560,601         521,532       4,837,196       6,736,116
       Transfers between sub-accounts
           and the Company                           (493,169)     (1,229,550)        397,129       3,007,566
       Withdrawals                                 (2,861,233)     (1,892,278)       (760,147)       (348,924)
       Annual contract fee                            (84,499)        (82,756)        (71,163)        (25,866)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,878,300)     (2,683,052)      4,403,015       9,368,892
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         2,048,252       4,431,908       7,777,349      12,171,760

Contract owners' equity at
    beginning of period                            32,780,038      28,348,130      17,659,422       5,487,662
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  34,828,290   $  32,780,038   $  25,436,771  $   17,659,422
                                                =============   =============   =============  ==============

(5) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      UTILITIES -- A                  UTILITIES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     278,224   $     247,136   $     211,206  $      128,999

Expenses:
    Mortality and expense risk
        and administrative charges                    455,147         324,938         413,799         199,884
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (176,923)        (77,802)       (202,593)        (70,885)

Net realized gain (loss)                            2,091,122      (1,317,354)      2,299,011         367,856
Unrealized appreciation (depreciation)
    during the period                               6,028,961       7,314,767       4,746,435       3,282,996
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,943,160       5,919,611       6,842,853       3,579,967

Changes from principal transactions:
       Purchase payments                              406,817         426,946       3,857,459       6,203,408
       Transfers between sub-accounts
           and the Company                          8,643,040       4,201,136       5,956,440       3,657,964
       Withdrawals                                 (2,757,337)     (1,465,927)     (1,229,533)       (466,709)
       Annual contract fee                            (80,021)        (65,973)        (85,998)        (33,134)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              6,212,499       3,096,182       8,498,368       9,361,529
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        14,155,659       9,015,793      15,341,221      12,941,496

Contract owners' equity at
    beginning of period                            25,943,076      16,927,283      19,355,929       6,414,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,098,735   $  25,943,076   $  34,697,150  $   19,355,929
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP VALUE -- A             MID CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                     2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,005,199   $     645,184   $     718,861  $      325,494

Expenses:
    Mortality and expense risk
        and administrative charges                  3,071,940       2,427,501       2,880,021       1,499,562
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,066,741)     (1,782,317)     (2,161,160)     (1,174,068)

Net realized gain (loss)                            7,461,969      (1,054,952)      5,186,135         (14,469)
Unrealized appreciation (depreciation)
    during the period                              37,094,518      37,796,326      34,103,063      25,380,175
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        42,489,746      34,959,057      37,128,038      24,191,638

Changes from principal transactions:
       Purchase payments                            2,452,268       2,814,991      35,829,240      41,790,569
       Transfers between sub-accounts
           and the Company                         23,583,219       4,670,013      13,165,405      21,050,185
       Withdrawals                                (14,997,043)    (10,586,118)     (5,162,170)     (2,195,856)
       Annual contract fee                           (488,786)       (434,210)       (565,244)       (252,604)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             10,549,658      (3,535,324)     43,267,231      60,392,294
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        53,039,404      31,423,733      80,395,269      84,583,932

Contract owners' equity at
    beginning of period                           185,353,034     153,929,301     139,572,333      54,988,401
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 238,392,438   $ 185,353,034   $ 219,967,602  $  139,572,333
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    FUNDAMENTAL VALUE -- A          FUNDAMENTAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     835,367   $     388,045   $     574,768  $      191,218

Expenses:
    Mortality and expense risk
        and administrative charges                  2,649,054       2,169,424       2,336,911       1,214,416
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,813,687)     (1,781,379)     (1,762,143)     (1,023,198)

Net realized gain (loss)                            4,217,110      (1,927,958)      3,014,294          (9,405)
Unrealized appreciation (depreciation)
    during the period                              14,223,644      39,018,924      12,775,128      22,000,548
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        16,627,067      35,309,587      14,027,279      20,967,945

Changes from principal transactions:
       Purchase payments                            2,217,280       2,181,585      43,304,980      38,328,455
       Transfers between sub-accounts
           and the Company                         15,030,554       3,561,062       8,947,635      14,687,309
       Withdrawals                                (14,768,577)     (8,343,054)     (4,226,756)     (1,907,379)
       Annual contract fee                           (412,560)       (389,822)       (438,201)       (188,387)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,066,697      (2,990,229)     47,587,658      50,919,998
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        18,693,764      32,319,358      61,614,937      71,887,943

Contract owners' equity at
    beginning of period                           162,347,218     130,027,860     114,785,250      42,897,307
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 181,040,982   $ 162,347,218   $ 176,400,187  $  114,785,250
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                EMERGING GROWTH -- B (6)       NATURAL RESOURCES -- B (6)
                                              ----------------------------    ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004           2003
                                              ------------    ------------    ------------    ------------
Income:
   Dividends                                  $    108,092    $    142,984    $    931,602    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                  96,933          16,125         917,231         100,168
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                        11,159         126,859          14,371        (100,168)

Net realized gain (loss)                          (217,849)        105,984       3,997,883         (39,430)
Unrealized appreciation (depreciation)
    during the period                              485,408          11,456       8,831,407       4,015,494
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        278,718         244,299      12,843,661       3,875,896

Changes from principal transactions:
       Purchase payments                         1,702,149         369,045       9,736,579       2,845,009
       Transfers between sub-accounts
           and the Company                       2,764,967       3,220,842      37,230,969      20,428,744
       Withdrawals                                (455,232)        (74,499)     (2,490,358)       (163,518)
       Annual contract fee                         (11,891)         (1,848)       (149,425)        (19,592)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           3,999,993       3,513,540      44,327,765      23,090,643
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      4,278,711       3,757,839      57,171,426      26,966,539

Contract owners' equity at
    beginning of period                          3,757,839               0      26,966,539               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  8,036,550    $  3,757,839    $ 84,137,965    $ 26,966,539
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                  MID CAP CORE -- B (6)       QUANTITATIVE ALL CAP -- B (6)
                                              ----------------------------    -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              ------------    ------------    ------------    -------------
Income:
   Dividends                                  $    213,536    $          0    $     34,331    $     18,720

Expenses:
    Mortality and expense risk
        and administrative charges                 450,362          79,017          17,767           2,425
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (236,826)        (79,017)         16,564          16,295

Net realized gain (loss)                           917,421          67,427          30,012           2,885
Unrealized appreciation (depreciation)
    during the period                            2,564,407       1,250,903         141,211          34,228
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,245,002       1,239,313         187,787          53,408

Changes from principal transactions:
       Purchase payments                         6,264,382       5,562,903         203,303         153,321
       Transfers between sub-accounts
           and the Company                      12,442,036       9,576,115       1,225,039         382,863
       Withdrawals                              (1,757,434)       (104,001)        (47,227)         (3,969)
       Annual contract fee                         (72,813)         (5,446)         (2,186)           (577)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          16,876,171      15,029,571       1,378,929         531,638
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     20,121,173      16,268,884       1,566,716         585,046

Contract owners' equity at
    beginning of period                         16,268,884               0         585,046               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 36,390,057    $ 16,268,884    $  2,151,762    $    585,046
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                LARGE CAP VALUE -- B (6)      SMALL CAP OPPORTUNITIES -- B (6)
                                              ----------------------------    --------------------------------
                                                YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              ------------    ------------    ------------       -------------
Income:
   Dividends                                  $    323,725    $    103,898    $    198,681       $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 288,709          27,668         254,440             41,800
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                        35,016          76,230         (55,759)           (41,800)

Net realized gain (loss)                           851,713         127,349       1,530,447            136,794
Unrealized appreciation (depreciation)
    during the period                            2,978,312         385,662       2,707,759          1,168,010
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      3,865,041         589,241       4,182,447          1,263,004

Changes from principal transactions:
       Purchase payments                         3,781,904       1,798,507       3,660,766          1,655,553
       Transfers between sub-accounts
           and the Company                      22,897,037       3,342,621       9,786,429         12,264,906

       Withdrawals                                (901,925)       (100,982)     (1,429,853)          (275,117)

       Annual contract fee                         (42,261)         (1,640)        (39,657)            (4,071)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          25,734,755       5,038,506      11,977,685         13,641,271
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                     29,599,796       5,627,747      16,160,132         14,904,275

Contract owners' equity at
    beginning of period                          5,627,747               0      14,904,275                  0
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 35,227,543    $  5,627,747    $ 31,064,407       $ 14,904,275
                                              ============    ============    ============       ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                  SPECIAL VALUE -- B (6)           REAL RETURN BOND -- B (6)
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $      44,733    $           0    $   1,786,517    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                   66,489            7,926        1,686,038          364,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (21,756)          (7,926)         100,479         (364,643)

Net realized gain (loss)                            248,341           41,053        2,487,002           63,547
Unrealized appreciation (depreciation)
    during the period                               548,742          139,576        4,607,981        1,745,883
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         775,327          172,703        7,195,462        1,444,787

Changes from principal transactions:
       Purchase payments                          1,242,867          704,152       29,574,986       24,432,931
       Transfers between sub-accounts
           and the Company                        3,341,832        1,041,069       32,178,848       40,668,125

       Withdrawals                                 (209,693)         (12,188)      (6,898,604)      (2,560,774)

       Annual contract fee                           (8,586)            (267)        (209,608)         (27,365)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,366,420        1,732,766       54,645,622       62,512,917
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                       5,141,747        1,905,469       61,841,084       63,957,704

Contract owners' equity at
    beginning of period                           1,905,469                0       63,957,704                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $   7,047,216    $   1,905,469    $ 125,798,788    $  63,957,704
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                              GREAT COMPANIES AMERICA -- B (7)  AMERICAN INTERNATIONAL -- B (6)
                                              --------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $         128    $         357    $   2,552,908    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                    8,268            1,678        2,511,764          238,776
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                         (8,140)          (1,321)          41,144         (238,776)

Net realized gain (loss)                             12,376             (117)       2,749,547          277,345
Unrealized appreciation (depreciation)
    during the period                               (21,453)          28,742       29,268,555        6,430,489
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (17,217)          27,304       32,059,246        6,469,058

Changes from principal transactions:
       Purchase payments                            228,714          123,703      133,441,632       18,967,915
       Transfers between sub-accounts
           and the Company                         (465,909)         403,501       63,751,020       36,919,247
       Withdrawals                                   (5,742)            (942)      (5,943,755)        (471,183)
       Annual contract fee                           (1,153)             (11)        (271,571)         (25,985)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (244,090)         526,251      190,977,326       55,389,994
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                        (261,307)         553,555      223,036,572       61,859,052

Contract owners' equity at
    beginning of period                             553,555                0       61,859,052                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $     292,248    $     553,555    $ 284,895,624    $  61,859,052
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(7) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                                                 AMERICAN BLUE-CHIP INCOME &
                                                 AMERICAN GROWTH -- B (6)              GROWTH -- B (6)
                                              -------------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003              2004            2003
                                              --------------   --------------   --------------   -------------
Income:
   Dividends                                  $     125,723    $           0    $           0    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                7,192,510        1,226,974        2,078,694          401,381
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (7,066,787)      (1,226,974)      (2,078,694)        (401,381)

Net realized gain (loss)                          4,338,195        1,055,338        2,220,728          187,010
Unrealized appreciation (depreciation)
    during the period                            55,737,678       21,725,459       10,250,901        7,848,093
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,009,086       21,553,823       10,392,935        7,633,722

Changes from principal transactions:
       Purchase payments                        249,550,503       84,913,379       38,257,278       32,474,388
       Transfers between sub-accounts
           and the Company                      119,023,264      153,640,282       36,164,455       45,069,335
       Withdrawals                              (19,297,635)      (3,702,341)      (5,814,192)      (1,087,378)
       Annual contract fee                         (941,049)        (116,820)        (310,289)         (33,403)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          348,335,083      234,734,500       68,297,252       76,422,942
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     401,344,169      256,288,323       78,690,187       84,056,664

Contract owners' equity at
    beginning of period                         256,288,323                0       84,056,664                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 657,632,492    $ 256,288,323    $ 162,746,851    $  84,056,664
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                          SUB-ACCOUNT
                                               -------------------------------
                                               AMERICAN GROWTH-INCOME -- B (6)
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31
                                                   2004              2003
                                               --------------    -------------
Income:
   Dividends                                   $   1,336,752     $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 5,338,639           765,234
                                               -------------     -------------

Net investment income (loss)                      (4,001,887)         (765,234)

Net realized gain (loss)                           3,111,062           536,621
Unrealized appreciation (depreciation)
    during the period                             34,160,174        15,411,163
                                               -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations       33,269,349        15,182,550

Changes from principal transactions:
       Purchase payments                         224,982,869        55,196,479
       Transfers between sub-accounts
           and the Company                       103,175,774       104,478,892
       Withdrawals                               (15,068,181)       (1,959,251)
       Annual contract fee                          (643,920)          (58,158)
                                               -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           312,446,542       157,657,962
                                               -------------     -------------

Total increase (decrease) in
    contract owners' equity                      345,715,891       172,840,512

Contract owners' equity at
    beginning of period                          172,840,512                 0
                                               -------------     -------------

Contract owners' equity at
    end of period                              $ 518,556,403     $ 172,840,512
                                               =============     =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                                 AMERICAN        PIMCO VIT ALL
                                              CENTURY - SMALL   ASSET PORTFOLIO
                                                 COMPANY (8)          (8)         CORE EQUITY (8)   CLASSIC VALUE (8)
                                              ---------------   ---------------   ---------------   -----------------
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                DECEMBER 31       DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                    2004             2004               2004              2004
                                              ---------------   ---------------   ---------------   -----------------
Income:
   Dividends                                   $          0      $    430,485      $          0       $     36,270

Expenses:
    Mortality and expense risk
        and administrative charges                   18,517            75,683           131,976             36,534
                                               ------------      ------------      ------------       ------------

Net investment income (loss)                        (18,517)          354,802          (131,976)              (264)

Net realized gain (loss)                             94,367           682,492           171,903             25,272
Unrealized appreciation (depreciation)
    during the period                               444,391           271,174         2,982,548            547,038
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations         520,241         1,308,468         3,022,475            572,046

Changes from principal transactions:
       Purchase payments                          1,265,801           844,922        15,628,797          2,770,577
       Transfers between sub-accounts
           and the Company                        5,039,644        14,024,536         9,140,082          4,276,918
       Withdrawals                                  (35,661)         (213,837)         (463,958)           (53,812)
       Annual contract fee                           (2,108)          (13,007)           (6,966)            (2,857)
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            6,267,676        14,642,614        24,297,955          6,990,826
                                               ------------      ------------      ------------       ------------

Total increase (decrease) in
    contract owners' equity                       6,787,917        15,951,082        27,320,430          7,562,872

Contract owners' equity at
    beginning of period                                   0                 0                 0                  0
                                               ------------      ------------      ------------       ------------

Contract owners' equity at
    end of period                              $  6,787,917      $ 15,951,082      $ 27,320,430       $  7,562,872
                                               ============      ============      ============       ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                                                US GLOBAL                          JOHN HANCOCK
                                              QUANTITATIVE    LEADERS GROWTH   STRATEGIC INCOME    VST INT'L EQ
                                                VALUE (8)           (8)              (8)          INDEX -- A (8)
                                              ------------------------------   ---------------------------------
                                               YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               DECEMBER 31     DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                  2004             2004              2004              2004
                                              -------------   --------------   ----------------   --------------
Income:
   Dividends                                  $          0     $     12,977      $     99,905      $     85,506

Expenses:
    Mortality and expense risk
         and administrative charges                  2,345           14,349            28,888           167,160
                                              ------------     ------------      ------------      ------------

Net investment income (loss)                        (2,345)          (1,372)           71,017           (81,654)

Net realized gain (loss)                            35,701            1,131            47,392           474,502
Unrealized appreciation (depreciation)
    during the period                               43,775          165,399           130,294         3,077,799
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         77,131          165,158           248,703         3,470,647

Changes from principal transactions:
       Purchase payments                           114,735        2,378,939         4,035,402            54,970
       Transfers between sub-accounts
           and the Company                         320,188          944,315         2,687,727        20,474,102
       Withdrawals                                  (8,563)         (61,481)          (36,048)         (779,850)
       Annual contract fee                            (201)            (756)           (1,636)          (22,733)
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             426,159        3,261,017         6,685,445        19,726,489
                                              ------------     ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        503,290        3,426,175         6,934,148        23,197,136

Contract owners' equity at
    beginning of period                                  0                0                 0                 0
                                              ------------     ------------      ------------      ------------

Contract owners' equity at
    end of period                             $    503,290     $  3,426,175      $  6,934,148      $ 23,197,136
                                              ============     ============      ============      ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                 SUB-ACCOUNT
                                              -------------------
                                               JOHN HANCOCK VST
                                              INT'L EQ INDEX -- B
                                                      (8)
                                              -------------------
                                                  YEAR ENDED
                                                 DECEMBER 31
                                                     2004
                                              -------------------
Income:
   Dividends                                      $     79,240

Expenses:
    Mortality and expense risk
        and administrative charges                     183,669
                                                  ------------

Net investment income (loss)                          (104,429)

Net realized gain (loss)                               288,986
Unrealized appreciation (depreciation)
    during the period                                3,075,588
                                                  ------------

Net increase (decrease) in
    contract owners' equity from operations          3,260,145

Changes from principal transactions:
       Purchase payments                             1,083,237
       Transfers between sub-accounts
           and the Company                          19,360,296
       Withdrawals                                    (415,448)
       Annual contract fee                             (43,169)
                                                  ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              19,984,916
                                                  ------------

Total increase (decrease) in
    contract owners' equity                         23,245,061

Contract owners' equity at
    beginning of period                                      0
                                                  ------------

Contract owners' equity at
    end of period                                 $ 23,245,061
                                                  ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER 21ST CENTURY GROWTH -- B   SCUDDER CAPITAL GROWTH -- B
                                              --------------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004                2003           2004            2003
                                              -------------      -------------   -------------   -------------
Income:
   Dividends                                  $          0       $          0    $     28,113    $      7,339

Expenses:
    Mortality and expense risk
        and administrative charges                 107,310             37,407         253,766          97,403
                                              ------------       ------------    ------------    ------------

Net investment income (loss)                      (107,310)           (37,407)       (225,653)        (90,064)

Net realized gain (loss)                           509,866             30,907         345,730         124,638
Unrealized appreciation (depreciation)
    during the period                              127,108            616,509         829,980       1,505,160
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        529,664            610,009         950,057       1,539,734

Changes from principal transactions:
       Purchase payments                         2,505,065          3,974,639       4,885,352       8,870,372
       Transfers between sub-accounts
           and the Company                      (1,463,638)           623,174          45,286       2,324,137
       Withdrawals                                (205,081)           (29,223)       (380,396)        (91,812)
       Annual contract fee                         (28,464)              (784)        (64,506)         (4,164)
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             807,882          4,567,806       4,485,736      11,098,533
                                              ------------       ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,337,546          5,177,815       5,435,793      12,638,267

Contract owners' equity at
    beginning of period                          5,338,000            160,185      13,098,059         459,792
                                              ------------       ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  6,675,546       $  5,338,000    $ 18,533,852    $ 13,098,059
                                              ============       ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER GLOBAL DISCOVERY -- B   SCUDDER GROWTH & INCOME -- B (9)
                                              ------------------------------  --------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              -------------   -------------   -------------      -------------
Income:
   Dividends                                  $          0    $          0    $     62,924       $     16,881

Expenses:
    Mortality and expense risk
        and administrative charges                 167,550          48,222         210,844             65,746
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (167,550)        (48,222)       (147,920)           (48,865)

Net realized gain (loss)                           507,883         103,107         612,056             56,386
Unrealized appreciation (depreciation)
    during the period                            2,009,161       1,354,585         732,776          1,069,082
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      2,349,494       1,409,470       1,196,912          1,076,603

Changes from principal transactions:
       Purchase payments                         4,977,590       4,559,252       7,270,081          6,473,874
       Transfers between sub-accounts
           and the Company                         360,472         404,465         (98,397)         1,174,527
       Withdrawals                                (221,275)        (28,218)       (537,434)          (166,362)
       Annual contract fee                         (32,897)         (1,169)        (42,433)            (2,129)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,083,890       4,934,330       6,591,817          7,479,910
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      7,433,384       6,343,800       7,788,729          8,556,513

Contract owners' equity at
    beginning of period                          6,486,947         143,147       8,843,843            287,330
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 13,920,331    $  6,486,947    $ 16,632,572       $  8,843,843
                                              ============    ============    ============       ============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER HEALTH SCIENCES -- B       SCUDDER INTERNATIONAL -- B
                                              ------------------------------  --------------------------------
                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003           2004               2003
                                              -------------   --------------  -------------      -------------
Income:
   Dividends                                  $          0    $          0    $    174,736       $     16,072

Expenses:
    Mortality and expense risk
        and administrative charges                 193,970          69,333         318,711             78,941
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (193,970)        (69,333)       (143,975)           (62,869)

Net realized gain (loss)                           368,896          84,219         615,119             98,307
Unrealized appreciation (depreciation)
    during the period                              710,178       1,228,592       2,810,889          1,740,709
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations        885,104       1,243,478       3,282,033          1,776,147

Changes from principal transactions:
       Purchase payments                         4,075,937       6,327,323      12,104,886          7,606,439
       Transfers between sub-accounts
           and the Company                         795,838       1,484,499         390,623          1,458,731
       Withdrawals                                (485,947)        (54,355)       (533,058)           (63,473)
       Annual contract fee                         (46,494)         (2,639)        (54,893)            (4,223)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,339,334       7,754,828      11,907,558          8,997,474
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      5,224,438       8,998,306      15,189,591         10,773,621

Contract owners' equity at
    beginning of period                          9,317,711         319,405      11,323,108            549,487
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 14,542,149    $  9,317,711    $ 26,512,699       $ 11,323,108
                                              ============    ============    ============       ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                              SCUDDER AGGRESSIVE GROWTH -- B     SCUDDER BLUE CHIP -- B
                                              ------------------------------  ----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   --------------  -------------   ------------
Income:
   Dividends                                  $          0    $          0    $     45,814    $      7,370

Expenses:
    Mortality and expense risk
        and administrative charges                  56,584          18,078         323,282          96,061
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (56,584)        (18,078)       (277,468)        (88,691)

Net realized gain (loss)                            66,318          52,984         432,663          37,791
Unrealized appreciation (depreciation)
    during the period                               66,385         275,563       2,697,457       1,889,347
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations         76,119         310,469       2,852,652       1,838,447

Changes from principal transactions:
       Purchase payments                         1,153,148       1,996,764       8,298,381       9,843,338
       Transfers between sub-accounts
           and the Company                          78,447         547,464       1,738,122       2,010,274
       Withdrawals                                (101,818)       (135,790)       (921,458)       (126,333)
       Annual contract fee                         (13,039)           (656)        (71,079)         (3,121)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           1,116,738       2,407,782       9,043,966      11,724,158
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,192,857       2,718,251      11,896,618      13,562,605

Contract owners' equity at
    beginning of period                          2,799,825          81,574      13,944,698         382,093
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  3,992,682    $  2,799,825    $ 25,841,316    $ 13,944,698
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                   SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                    SCUDDER GLOBAL
                                              SCUDDER CONTARIAN VALUE -- B           BLUE CHIP -- B
                                              -----------------------------   -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    232,257    $     34,131    $     44,075    $      1,196

Expenses:
    Mortality and expense risk
        and administrative charges                 385,425          91,411         103,869          37,524
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (153,168)        (57,280)        (59,794)        (36,328)

Net realized gain (loss)                           777,571          45,722         120,964          38,636
Unrealized appreciation (depreciation)
    during the period                            1,473,172       2,006,988         816,533         850,060
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      2,097,575       1,995,430         877,703         852,368

Changes from principal transactions:
       Purchase payments                        12,368,223      10,030,068       1,860,472       3,297,999
       Transfers between sub-accounts
           and the Company                         344,313       2,060,724         332,234         709,168
       Withdrawals                                (571,449)        (71,670)       (180,335)        (13,651)
       Annual contract fee                         (77,208)         (3,939)        (24,001)         (2,027)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          12,063,879      12,015,183       1,988,370       3,991,489
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     14,161,454      14,010,613       2,866,073       4,843,857

Contract owners' equity at
    beginning of period                         14,514,037         503,424       5,041,675         197,818
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 28,675,491    $ 14,514,037    $  7,907,748    $  5,041,675
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                   SCUDDER GOVERNMENT
                                                    SECURITIES -- B                SCUDDER GROWTH -- B
                                              -----------------------------   ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   -------------   -------------   ------------
Income:
   Dividends                                  $  1,177,696    $  1,261,601    $          0    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 616,347         521,000         151,202          43,126
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       561,349         740,601        (151,202)        (43,126)

Net realized gain (loss)                          (117,323)     (1,231,172)        139,229          63,678
Unrealized appreciation (depreciation)
    during the period                              168,510         211,648         391,912         568,062
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        612,536        (278,923)        379,939         588,614

Changes from principal transactions:
       Purchase payments                         7,004,837      52,857,709       5,568,543       4,277,919
       Transfers between sub-accounts
           and the Company                         262,369     (20,275,878)        400,364         926,239
       Withdrawals                              (1,612,983)       (666,270)       (247,311)        (58,962)
       Annual contract fee                        (126,552)        (16,454)        (27,828)         (1,261)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,527,671      31,899,107       5,693,768       5,143,935
                                              ------------    ------------    ------------    ------------
Total increase (decrease) in
    contract owners' equity                      6,140,207      31,620,184       6,073,707       5,732,549

Contract owners' equity at
    beginning of period                         34,318,343       2,698,159       5,862,383         129,834
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 40,458,550    $ 34,318,343    $ 11,936,090    $  5,862,383
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                SCUDDER INTERNATIONAL
                                                 SCUDDER HIGH INCOME -- B         SELECT EQUITY -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $  2,476,818    $    455,085    $    129,318    $     30,648

Expenses:
    Mortality and expense risk
        and administrative charges                 604,544         250,416         359,075         110,936
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                     1,872,274         204,669        (229,757)        (80,288)

Net realized gain (loss)                           649,461         117,137         644,246          73,567
Unrealized appreciation (depreciation)
    during the period                            1,361,997       2,632,668       3,439,982       2,822,552
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,883,732       2,954,474       3,854,471       2,815,831

Changes from principal transactions:
       Purchase payments                        10,489,592      23,029,226       9,521,715       9,285,579
       Transfers between sub-accounts
           and the Company                      (1,327,682)      4,799,086         998,244       2,425,599
       Withdrawals                              (1,136,036)       (233,289)       (338,309)        (71,781)
       Annual contract fee                        (130,163)        (10,691)        (76,485)         (2,911)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           7,895,711      27,584,332      10,105,165      11,636,486
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     11,779,443      30,538,806      13,959,636      14,452,317

Contract owners' equity at
    beginning of period                         31,510,877         972,071      14,774,360         322,043
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 43,290,320    $ 31,510,877    $ 28,733,996    $ 14,774,360
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              --------------------------------------------------------------
                                              SCUDDER FIXED INCOME -- B (10)     SCUDDER MONEY MARKET -- B
                                              ------------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003            2004            2003
                                              -------------   --------------   -------------   -------------
Income:
   Dividends                                  $  2,363,345    $    344,198     $    202,540    $     75,259

Expenses:
    Mortality and expense risk
        and administrative charges                 912,842         380,272          653,492         484,115
                                              ------------    ------------     ------------    ------------

Net investment income (loss)                     1,450,503         (36,074)        (450,952)       (408,856)

Net realized gain (loss)                               928           4,771            2,994           1,383
Unrealized appreciation (depreciation)
    during the period                               60,728         549,260                0               0
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      1,512,159         517,957         (447,958)       (407,473)

Changes from principal transactions:
       Purchase payments                        29,920,612      31,539,327       22,094,070      60,730,019
       Transfers between sub-accounts
           and the Company                      (1,820,502)      6,756,798      (27,242,627)    (15,303,115)
       Withdrawals                              (1,555,335)       (616,287)     (10,634,315)     (1,330,740)
       Annual contract fee                        (177,258)        (17,240)         (87,502)         (9,308)
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          26,367,517      37,662,598      (15,870,374)     44,086,856
                                              ------------    ------------     ------------    ------------

Total increase (decrease) in
    contract owners' equity                     27,879,676      38,180,555      (16,318,332)     43,679,383

Contract owners' equity at
    beginning of period                         39,706,413       1,525,858       46,360,033       2,680,650
                                              ------------    ------------     ------------    ------------

Contract owners' equity at
    end of period                             $ 67,586,089    $ 39,706,413     $ 30,041,701    $ 46,360,033
                                              ============    ============     ============    ============

(10) On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER SMALL CAP GROWTH -- B    SCUDDER TECHNOLOGY GROWTH -- B
                                              -----------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003             2004           2003
                                              -------------   -------------   -------------     -------------
Income:
   Dividends                                  $          0    $          0    $          0      $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 282,315          90,894         169,703            61,174
                                              ------------    ------------    ------------      ------------

Net investment income (loss)                      (282,315)        (90,894)       (169,703)          (61,174)

Net realized gain (loss)                           335,479          73,069         375,366            95,668
Unrealized appreciation (depreciation)
    during the period                            1,548,456       1,471,851        (171,173)        1,432,834
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations      1,601,620       1,454,026          34,490         1,467,328

Changes from principal transactions:
       Purchase payments                         6,603,068       9,131,012       3,180,062         5,686,008
       Transfers between sub-accounts
           and the Company                         677,029       2,073,924         557,255         1,336,126
       Withdrawals                                (463,704)        (76,098)       (415,470)          (57,904)
       Annual contract fee                         (64,516)         (3,453)        (39,788)           (2,662)
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           6,751,877      11,125,385       3,282,059         6,961,568
                                              ------------    ------------    ------------      ------------

Total increase (decrease) in
    contract owners' equity                      8,353,497      12,579,411       3,316,549         8,428,896

Contract owners' equity at
    beginning of period                         13,028,627         449,216       8,737,053           308,157
                                              ------------    ------------    ------------      ------------

Contract owners' equity at
    end of period                             $ 21,382,124    $ 13,028,627    $ 12,053,602      $  8,737,053
                                              ============    ============    ============      ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                     SCUDDER DAVIS
                                               SCUDDER TOTAL RETURN -- B           VENTURE VALUE -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004           2003             2004           2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    237,492    $     90,978    $     12,855    $     13,225

Expenses:
    Mortality and expense risk
       and administrative charges                  323,624         142,958         573,506         183,268
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (86,132)        (51,980)       (560,651)       (170,043)

Net realized gain (loss)                           186,489         116,034         565,954          80,552
Unrealized appreciation (depreciation)
    during the period                              891,808       1,293,623       3,550,880       3,842,959
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        992,165       1,357,677       3,556,183       3,753,468

Changes from principal transactions:
       Purchase payments                         4,398,561      12,633,898      15,049,311      15,381,222
       Transfers between sub-accounts
           and the Company                         801,878       2,953,869       2,227,294       5,015,064
       Withdrawals                                (511,976)       (122,174)       (756,743)       (171,599)
       Annual contract fee                         (81,518)         (5,767)       (122,467)         (6,835)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,606,945      15,459,826      16,397,395      20,217,852
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      5,599,110      16,817,503      19,953,578      23,971,320

Contract owners' equity at
    beginning of period                         17,619,213         801,710      24,648,088         676,768
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 23,218,323    $ 17,619,213    $ 44,601,666    $ 24,648,088
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                        SCUDDER DREMAN
                                                               FINANCIAL SERVICES -- B              HIGH RETURN EQUITY -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004               2003               2004              2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     112,731      $      20,474     $     917,666      $      190,692

Expenses:
    Mortality and expense risk
        and administrative charges                              168,385             61,725         1,267,711             451,317
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (55,654)           (41,251)         (350,045)           (260,625)

Net realized gain (loss)                                        222,045             25,893         1,261,893             182,870
Unrealized appreciation (depreciation)
    during the period                                           847,242          1,046,783         9,006,187          10,129,840
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,013,633          1,031,425         9,918,035          10,052,085

Changes from principal transactions:
       Purchase payments                                      3,349,072          5,515,160        26,303,050          39,527,215
       Transfers between sub-accounts
           and the Company                                      263,235          1,278,564         1,552,130           9,342,713
       Withdrawals                                             (436,088)           (39,773)       (2,375,656)         (1,124,009)
       Annual contract fee                                      (41,320)            (2,502)         (286,175)            (20,057)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,134,899          6,751,449        25,193,349          47,725,862
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   4,148,532          7,782,874        35,111,384          57,777,947

Contract owners' equity at
    beginning of period                                       8,170,822            387,948        59,965,899           2,187,952
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  12,319,354      $   8,170,822     $  95,077,283      $   59,965,899
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                  SCUDDER EAGLE FOCUSED LARGE
                                                               SMALL CAP VALUE -- B                     CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     183,797      $     124,090     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               652,802            210,255           312,003              92,550
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (469,005)           (86,165)         (312,003)            (92,550)

Net realized gain (loss)                                      1,300,427            308,965           466,094              34,344
Unrealized appreciation (depreciation)
    during the period                                         8,336,134          5,574,003           101,042           1,547,019
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   9,167,556          5,796,803           255,133           1,488,813

Changes from principal transactions:
       Purchase payments                                     13,588,696         16,886,461        11,386,303           8,467,261
       Transfers between sub-accounts
           and the Company                                    2,167,364          4,496,165           749,537           2,069,305
       Withdrawals                                             (940,150)          (197,357)         (579,692)            (71,739)
       Annual contract fee                                     (146,780)           (11,200)          (57,699)             (3,282)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       14,669,130         21,174,069        11,498,449          10,461,545
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  23,836,686         26,970,872        11,753,582          11,950,358

Contract owners' equity at
    beginning of period                                      28,118,023          1,147,151        12,395,938             445,580
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  51,954,709      $  28,118,023     $  24,149,520       $  12,395,938
                                                          =============      =============     =============       =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                     SCUDDER
                                                             FOCUS VALUE & GROWTH -- B                 SCUDDER INDEX 500 -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      31,624      $      12,653     $     203,473      $       39,628

Expenses:
    Mortality and expense risk
       and administrative charges                               124,430             53,401           632,179             212,292
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (92,806)           (40,748)         (428,706)           (172,664)

Net realized gain (loss)                                        226,413             67,621         1,424,137             730,576
Unrealized appreciation (depreciation)
    during the period                                           637,128          1,055,852         2,585,517           3,240,730
                                                          -------------      -------------     -------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations                     770,735          1,082,725         3,580,948           3,798,642

Changes from principal transactions:
       Purchase payments                                      2,482,134          4,145,360        12,834,974          19,937,124
       Transfers between sub-accounts
           and the Company                                      174,193            422,497         3,609,563           4,949,797
       Withdrawals                                             (211,531)          (139,298)       (1,018,298)           (166,584)
       Annual contract fee                                      (31,044)            (2,308)         (144,088)             (7,337)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        2,413,752          4,426,251        15,282,151          24,713,000
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   3,184,487          5,508,976        18,863,099          28,511,642

Contract owners' equity at
    beginning of period                                       5,885,722            376,746        29,666,525           1,154,883
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   9,070,209      $   5,885,722     $  48,529,624      $   29,666,525
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   SCUDDER INVESCO                   SCUDDER JANUS GROWTH
                                                                 DYNAMIC GROWTH -- B                     & INCOME -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                               2004               2003             2004                2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $       10,199

Expenses:
    Mortality and expense risk
       and administrative charges                                77,802             32,853           277,186              97,844
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (77,802)           (32,853)         (277,186)            (87,645)

Net realized gain (loss)                                        142,485             39,072           402,486              48,727
Unrealized appreciation (depreciation)
    during the period                                           416,790            657,338         1,718,900           1,566,434
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     481,473            663,557         1,844,200           1,527,516

Changes from principal transactions:
       Purchase payments                                      1,086,155          2,715,887         7,414,988           8,944,172
       Transfers between sub-accounts
           and the Company                                       97,340            597,277          (341,412)          1,928,612
       Withdrawals                                              (72,050)           (13,448)         (385,177)            (37,771)
       Annual contract fee                                      (18,252)              (897)          (60,821)             (3,848)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,093,193          3,298,819         6,627,578          10,831,165
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,574,666          3,962,376         8,471,778          12,358,681

Contract owners' equity at
    beginning of period                                       4,056,919             94,543        12,737,216             378,535
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   5,631,585      $   4,056,919     $  21,208,994      $   12,737,216
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER JANUS GROWTH                    SCUDDER MFS
                                                                   OPPORTUNITIES -- B                STRATEGIC VALUE -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2004               2003             2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $      20,923      $        4,091

Expenses:
    Mortality and expense risk
       and administrative charges                                98,617             44,902           297,228              72,144
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (98,617)           (44,902)         (276,305)            (68,053)

Net realized gain (loss)                                        148,217             78,031           599,857              26,261
Unrealized appreciation (depreciation)
    during the period                                           619,965            654,087         2,846,287           1,325,766
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     669,565            687,216         3,169,839           1,283,974

Changes from principal transactions:
       Purchase payments                                      1,542,934          3,782,110        11,511,497           6,596,312
       Transfers between sub-accounts
           and the Company                                       51,230            749,216         1,091,424           2,260,297
       Withdrawals                                             (152,144)          (239,741)         (614,165)            (83,963)
       Annual contract fee                                      (22,251)            (1,535)          (52,188)             (2,654)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,419,769          4,290,050        11,936,568           8,769,992
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   2,089,334          4,977,266        15,106,407          10,053,966

Contract owners' equity at
    beginning of period                                       5,149,297            172,031        10,393,987             340,021
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   7,238,631      $   5,149,297     $  25,500,394      $   10,393,987
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                    SCUDDER OAK                          SCUDDER TURNER
                                                               STRATEGIC EQUITY -- B                  MID CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               214,491             60,530           242,858              87,424
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (214,491)           (60,530)         (242,858)            (87,424)

Net realized gain (loss)                                        411,404            112,373           616,741             185,024
Unrealized appreciation (depreciation)
    during the period                                          (240,625)         1,363,507         1,078,404           2,064,533
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     (43,712)         1,415,350         1,452,287           2,162,133

Changes from principal transactions:
       Purchase payments                                      6,539,155          5,945,096         4,818,646           7,362,563
       Transfers between sub-accounts
           and the Company                                    1,034,066          1,450,888           251,500           1,852,648
       Withdrawals                                             (333,507)           (26,380)         (337,042)           (155,657)
       Annual contract fee                                      (44,197)            (3,160)          (56,771)             (4,980)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,195,517          7,366,444         4,676,333           9,054,574
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   7,151,805          8,781,794         6,128,620          11,216,707

Contract owners' equity at
    beginning of period                                       9,133,675            351,881        11,792,656             575,949
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  16,285,480      $   9,133,675     $  17,921,276      $   11,792,656
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            SCUDDER REAL ESTATE -- B (6)       SCUDDER STRATEGIC INCOME -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      94,188      $           0     $     425,270      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               208,405             24,990           172,307              28,711
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (114,217)           (24,990)          252,963            (28,711)

Net realized gain (loss)                                        449,689             20,832            20,789            (23,424)
Unrealized appreciation (depreciation)
    during the period                                         3,544,634            488,758           589,294             146,921
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   3,880,106            484,600           863,046              94,786

Changes from principal transactions:
       Purchase payments                                      7,917,641          4,522,594         6,771,046           5,873,021
       Transfers between sub-accounts
           and the Company                                      760,875          1,058,896          (356,259)            355,449
       Withdrawals                                             (350,731)           (23,458)         (286,529)            (13,588)
       Annual contract fee                                      (34,376)               (41)          (30,689)                 (2)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        8,293,409          5,557,991         6,097,569           6,214,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  12,173,515          6,042,591         6,960,615           6,309,666

Contract owners' equity at
    beginning of period                                       6,042,591                  0         6,309,666                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,216,106      $   6,042,591     $  13,270,281      $    6,309,666
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                         -----------------------------------------------------------------------
                                                             SCUDDER        SCUDDER GROWTH   SCUDDER INCOME
                                                           CONSERVATIVE         & INCOME         & GROWTH         SCUDDER GROWTH
                                                         INCOME STRATEGY      STRATEGY (9)      STRATEGY (9)       STRATEGY (9)
                                                         ---------------    --------------   ---------------      --------------
                                                           YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                               2004                2004              2004               2004
                                                         ---------------    --------------   ---------------      --------------
Income:
   Dividends                                             $            0     $            0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,474             57,309            20,940              87,212
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     (1,474)           (57,309)          (20,940)            (87,212)

Net realized gain (loss)                                          1,264             40,673            37,270              19,994
Unrealized appreciation (depreciation)
    during the period                                             9,539            796,183           200,746           1,467,928
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                       9,329            779,547           217,076           1,400,710

Changes from principal transactions:
       Purchase payments                                        421,875         15,730,003         6,568,987          24,083,748
       Transfers between sub-accounts
           and the Company                                      137,008          5,415,951           782,546           7,026,030

       Withdrawals                                               (6,671)           (26,144)          (34,076)            (23,798)
       Annual contract fee                                            0                  0                 0                (688)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          552,212         21,119,810         7,317,457          31,085,292
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     561,541         21,899,357         7,534,533          32,486,002

Contract owners' equity at
    beginning of period                                               0                  0                 0                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                        $      561,541     $   21,899,357     $   7,534,533      $   32,486,002
                                                          =============      =============     =============      ==============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                                       ----------------------------------------
                                                        SCUDDER TEMPLETON     SCUDDER MERCURY
                                                       FOREIGN VALUE (11)    ARGE CAP CORE (11)
                                                       ------------------    ------------------
                                                          YEAR ENDED             YEAR ENDED
                                                          DECEMBER 31           DECEMBER 31
                                                             2004                   2004
                                                       -------------------   ------------------
Income:
   Dividends                                           $               0     $              0

Expenses:
    Mortality and expense risk
       and administrative charges                                    123                  503
                                                       -----------------     ----------------

Net investment income (loss)                                        (123)                (503)

Net realized gain (loss)                                               5                    9
Unrealized appreciation (depreciation)
    during the period                                              3,416               12,905
                                                       -----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                        3,298               12,411

Changes from principal transactions:
       Purchase payments                                          28,878                1,276
       Transfers between sub-accounts
           and the Company                                        75,597              446,440
       Withdrawals                                                  (113)                 (61)
       Annual contract fee                                          (104)                (293)
                                                       -----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                           104,258              447,362
                                                       -----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                      107,556              459,773

Contract owners' equity at
    beginning of period                                                0                    0
                                                       -----------------     ----------------

Contract owners' equity at
    end of period                                      $         107,556     $        459,773
                                                       =================     ================

(11) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                                                          ALGER AMERICAN
                                                            ALGER AMERICAN BALANCED -- B             LEVERAGED ALL CAP -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     424,403      $     155,758     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               462,849            168,557           121,975              38,404
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (38,446)           (12,799)         (121,975)            (38,404)

Net realized gain (loss)                                        444,187            118,027           186,480              47,831
Unrealized appreciation (depreciation)
    during the period                                           405,540          1,671,162           416,017             548,890
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     811,281          1,776,390           480,522             558,317

Changes from principal transactions:
       Purchase payments                                      8,247,575         18,742,448         2,960,021           4,379,946
       Transfers between sub-accounts
           and the Company                                      106,960          4,039,031           (31,956)            689,266
       Withdrawals                                             (873,782)          (209,848)         (188,072)            (28,317)
       Annual contract fee                                     (116,236)            (5,431)          (27,005)             (1,161)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,364,517         22,566,200         2,712,988           5,039,734
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   8,175,798         24,342,590         3,193,510           5,598,051

Contract owners' equity at
    beginning of period                                      24,827,104            484,514         5,846,652             248,601
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  33,002,902      $  24,827,104     $   9,040,162      $    5,846,652
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   CREDIT SUISSE                         CREDIT SUISSE
                                                               EMERGING MARKETS -- B           GLOBAL POST VENTURE CAPITAL -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      26,361      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               127,586             37,486            30,808               8,165
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (101,225)           (37,486)          (30,808)             (8,165)

Net realized gain (loss)                                        352,835             54,756           100,474              14,781
Unrealized appreciation (depreciation)
    during the period                                         1,576,900          1,123,128           191,175             214,721
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,828,510          1,140,398           260,841             221,337

Changes from principal transactions:
       Purchase payments                                      3,067,177          3,400,611           657,302             690,454
       Transfers between sub-accounts
           and the Company                                      536,136            664,238           131,640             258,795
       Withdrawals                                             (230,016)           (29,980)          (23,338)             (3,889)
       Annual contract fee                                      (27,424)            (1,371)           (6,798)               (357)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,345,873          4,033,498           758,806             945,003
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   5,174,383          5,173,896         1,019,647           1,166,340

Contract owners' equity at
    beginning of period                                       5,263,811             89,915         1,194,436              28,096
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  10,438,194      $   5,263,811     $   2,214,083      $    1,194,436
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            DREYFUS SOCIALLY RESPONSIBLE                   DREYFUS VIF
                                                                  GROWTH FUND -- B                     MIDCAP STOCK -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $       3,259      $          17     $     944,759      $       31,908

Expenses:
    Mortality and expense risk
       and administrative charges                                31,165             14,058           486,657             172,569
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (27,906)           (14,041)          458,102            (140,661)

Net realized gain (loss)                                         40,623              6,512           565,069             134,130
Unrealized appreciation (depreciation)
    during the period                                            81,139            237,908         3,022,685           3,491,971
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                      93,856            230,379         4,045,856           3,485,440

Changes from principal transactions:
       Purchase payments                                        376,932          1,269,773         9,485,791          15,277,189
       Transfers between sub-accounts
           and the Company                                       10,316            254,706         1,886,017           3,857,570
       Withdrawals                                              (91,392)           (17,611)         (779,811)           (169,958)
       Annual contract fee                                       (9,040)            (1,041)         (118,148)             (7,921)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          286,816          1,505,827        10,473,849          18,956,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     380,672          1,736,206        14,519,705          22,442,320

Contract owners' equity at
    beginning of period                                       1,829,240             93,034        23,164,657             722,337
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   2,209,912      $   1,829,240     $  37,684,362      $   23,164,657
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                               INVESCO UTILITIES -- B                BASIC VALUE FOCUS -- A
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                               2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      87,457      $      35,205     $     397,369      $      333,589

Expenses:
    Mortality and expense risk
       and administrative charges                                58,361             27,791           542,280             509,398
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     29,096              7,414          (144,911)           (175,809)

Net realized gain (loss)                                        119,925             21,108           512,399            (700,090)
Unrealized appreciation (depreciation)
    during the period                                           623,914            347,716         2,858,346          10,487,038
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     772,935            376,238         3,225,834           9,611,139

Changes from principal transactions:
       Purchase payments                                        679,292          2,367,819           261,358             290,593
       Transfers between sub-accounts
           and the Company                                       63,352            378,724        (2,468,211)         (3,170,345)
       Withdrawals                                              (79,612)           (48,621)       (2,203,849)         (2,002,319)
       Annual contract fee                                      (14,663)            (1,050)          (89,655)            (95,255)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          648,369          2,696,872        (4,500,357)         (4,977,326)
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,421,304          3,073,110        (1,274,523)          4,633,813

Contract owners' equity at
    beginning of period                                       3,186,787            113,677        38,154,407          33,520,594
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   4,608,091      $   3,186,787     $  36,879,884      $   38,154,407
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                              SMALL CAP VALUE FOCUS -- A            GLOBAL ALLOCATION -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $   2,018,790      $     133,507     $      47,238      $       46,653

Expenses:
    Mortality and expense risk
       and administrative charges                               264,087            246,016            25,407               2,763
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                  1,754,703           (112,509)           21,831              43,890

Net realized gain (loss)                                        513,795           (511,753)           35,718                 973
Unrealized appreciation (depreciation)
    during the period                                           (64,432)         6,340,675           144,408              88,480
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   2,204,066          5,716,413           201,957             133,343

Changes from principal transactions:
       Purchase payments                                        134,940            204,475               485                  18
       Transfers between sub-accounts
           and the Company                                   (1,613,036)        (2,642,827)         (209,113)          1,665,812
       Withdrawals                                             (630,407)        (1,090,494)          (68,614)               (795)
       Annual contract fee                                      (49,072)           (51,790)           (4,318)               (180)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,157,575)        (3,580,636)         (281,560)          1,664,855
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                      46,491          2,135,777           (79,603)          1,798,198

Contract owners' equity at
    beginning of period                                      18,310,540         16,174,763         1,798,198                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,357,031      $  18,310,540     $   1,718,595      $    1,798,198
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                           -----------------------------------
                                                                          TOTAL
                                                           -----------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                 2004                 2003
                                                           ----------------   ----------------
Income:
   Dividends                                               $    304,090,221   $    259,669,798

Expenses:
    Mortality and expense risk
       and administrative charges                               327,741,021        239,367,804
                                                           ----------------   ----------------

Net investment income (loss)                                    (23,650,800)        20,301,994

Net realized gain (loss)                                        (95,006,990)    (1,040,422,873)
Unrealized appreciation (depreciation)
    during the period                                         2,203,497,322      4,244,362,419
                                                           ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   2,084,839,532      3,224,241,540

Changes from principal transactions:
       Purchase payments                                      4,782,928,698      2,964,820,227
       Transfers between sub-accounts
           and the Company                                      461,927,073        666,784,983
       Withdrawals                                           (1,646,987,670)    (1,460,586,619)
       Annual contract fee                                      (46,143,597)       (30,999,153)
                                                           ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,551,724,504      2,140,019,438
                                                           ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   5,636,564,036      5,364,260,978

Contract owners' equity at
    beginning of period                                      18,983,313,428     13,619,052,450
                                                           ----------------   ----------------

Contract owners' equity at
    end of period                                          $ 24,619,877,464   $ 18,983,313,428
                                                           ================   ================

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION


The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18, 60, 61, 63, 64, 65, 66, 67, 68,
70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage
Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52,
53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81,
82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26,
30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49,
50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75,
76, 80, 81, 82, 83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27,
28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B),
Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).



The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On April 30, 2004, Quantitative Equity sub-account was merged into the US Large Cap sub-account through a vote of the board of directors.

On April 30, 2004, Balanced sub-account was merged into the Income & Value sub-account through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, LMFM Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders


1. ORGANIZATION (CONTINUED)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




Growth, John Hancock Strategic Income, John Hancock VST Int'l Equity Index -- Class A, John Hancock VST Int'l Equity Index -- Class B commenced operation.

On June 18, 2004, International Index sub-account was merged into the JH VST International Equity Index through a vote of the board of directors.

On August 16, 2004, three sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, and Scudder Growth Strategy commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operation.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.


(ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
     30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
     25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iii)Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iv) Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
     TYP 10, 11, 13, 14,

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




       15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)    Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
       22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)   Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
       71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.


(vii)  Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
       91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
       58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.



(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.



(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.



(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.



(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.



(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     rider equal to an effective annual rate of 0.20%.


(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.



(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.



(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.



(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.


(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.


(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2004:

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 11,365,361      $ 94,525,482
Strategic Opportunities Portfolio -- Class B                                       13,995,058        12,469,770
Investment Quality Bond Portfolio -- Class A                                       32,189,669        76,790,473
Investment Quality Bond Portfolio -- Class B                                       35,692,576        34,178,557
Growth & Income Portfolio -- Class A                                               35,578,755       254,294,831
Growth & Income Portfolio -- Class B                                               54,940,840        44,380,352
Blue Chip Growth Portfolio -- Class A                                              31,090,381       176,756,503
Blue Chip Growth Portfolio -- Class B                                             102,994,502        68,082,476
Money Market Portfolio -- Class A                                                 416,870,224       548,261,919
Money Market Portfolio -- Class B                                                 333,468,656       330,924,451
Global Equity Portfolio -- Class A                                                 13,267,597        59,317,860
Global Equity Portfolio -- Class B                                                 14,771,478        10,533,784
Global Bond Portfolio -- Class A                                                   30,576,254        45,771,473
Global Bond Portfolio -- Class B                                                   93,129,977        58,388,023
U.S. Government Securities Portfolio -- Class A                                    43,475,403       112,744,856
U.S. Government Securities Portfolio -- Class B                                    90,275,697        96,062,563
Diversified Bond Portfolio -- Class A                                              27,777,328        64,900,675
Diversified Bond Portfolio -- Class B                                             403,788,154       154,428,451
Income & Value Portfolio -- Class A                                               106,692,049       104,925,455
Income & Value Portfolio -- Class B                                                90,781,931        56,399,806
Large Cap Growth Portfolio -- Class A                                              22,279,032        73,561,242
Large Cap Growth Portfolio -- Class B                                              46,848,887        41,183,441
Equity-Income Portfolio -- Class A                                                 74,941,243       156,490,238
Equity-Income Portfolio -- Class B                                                164,309,940       104,316,375
Strategic Bond Portfolio -- Class A                                                29,098,886        59,924,860
Strategic Bond Portfolio -- Class B                                                75,684,178        43,073,934
Overseas Portfolio -- Class A                                                      19,915,711        44,831,124
Overseas Portfolio -- Class B                                                      33,261,074        21,126,489
All Cap Core Portfolio -- Class A                                                  14,528,086        51,542,896
All Cap Core Portfolio -- Class B                                                   9,508,853         8,601,025
All Cap Growth Portfolio -- Class A                                                 8,993,078        70,052,465
All Cap Growth Portfolio -- Class B                                                22,228,428        19,776,830
International Small Cap Portfolio -- Class A                                       24,500,049        34,786,109
International Small Cap Portfolio -- Class B                                       36,160,350        25,004,474
Pacific Rim Emerging Markets Portfolio -- Class A                                  21,138,631        23,388,751

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES           SALES
                                                                                -------------------------------
Pacific Rim Emerging Markets Portfolio -- Class B                               $  30,952,614      $ 26,012,322
Science & Technology Portfolio -- Class A                                          31,663,706        93,174,159
Science & Technology Portfolio -- Class B                                          46,111,418        43,334,403
Emerging Small Company Portfolio -- Class A                                        22,216,281        52,775,425
Emerging Small Company Portfolio -- Class B                                        44,184,028        41,359,802
Aggressive Growth Portfolio -- Class A                                             12,529,983        51,721,733
Aggressive Growth Portfolio -- Class B                                             21,925,917        20,706,426
International Stock Portfolio -- Class A                                            9,154,709        22,159,008
International Stock Portfolio -- Class B                                           16,809,292        15,629,906
Quantitative Equity Portfolio -- Class A                                            2,385,858       121,902,508
Quantitative Equity Portfolio -- Class B                                              553,681         6,277,570
Value Portfolio -- Class A                                                         42,849,966        52,938,888
Value Portfolio -- Class B                                                         41,872,665        28,745,857
Real Estate Securities Portfolio -- Class A                                        44,309,190        48,572,327
Real Estate Securities Portfolio -- Class B                                        86,358,064        62,247,431
Balanced Portfolio -- Class A                                                       6,736,540        64,035,881
Balanced Portfolio -- Class B                                                       4,262,745        20,839,578
High Yield Portfolio -- Class A                                                    82,223,649       121,987,341
High Yield Portfolio -- Class B                                                   104,700,001        87,955,977
Lifestyle Aggressive 1000 Portfolio -- Class A                                     47,596,904        29,355,242
Lifestyle Aggressive 1000 Portfolio -- Class B                                    188,878,756       105,415,485
Lifestyle Growth 820 Portfolio -- Class A                                         161,628,715       125,492,391
Lifestyle Growth 820 Portfolio -- Class B                                       2,003,679,159       846,433,764
Lifestyle Balanced 640 Portfolio -- Class A                                       194,206,158       142,726,937
Lifestyle Balanced 640 Portfolio -- Class B                                     1,891,502,980       804,639,688
Lifestyle Moderate 460 Portfolio -- Class A                                        75,867,712        82,090,087
Lifestyle Moderate 460 Portfolio -- Class B                                       544,312,166       275,654,737
Lifestyle Conservative 280 Portfolio -- Class A                                    71,509,665        63,511,772
Lifestyle Conservative 280 Portfolio -- Class B                                   266,815,229       158,485,880
Small Company Value Portfolio -- Class A                                           60,687,703        74,741,936
Small Company Value Portfolio -- Class B                                          117,129,035        81,079,368
International Value Portfolio -- Class A                                           39,762,171        32,473,552
International Value Portfolio -- Class B                                           94,561,040        60,889,090
Small Company Blend Portfolio -- Class A                                           15,750,027        36,139,683
Small Company Blend Portfolio -- Class B                                           41,305,204        33,401,414
Total Return Portfolio -- Class A                                                  69,384,261       159,445,875
Total Return Portfolio -- Class B                                                 164,080,314       155,450,668
US Large Cap Value Portfolio -- Class A                                           143,508,860        80,940,113

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                 -------------------------------
US Large Cap Value Portfolio -- Class B                                          $ 70,935,317       $ 52,608,401
Mid Cap Stock Portfolio -- Class A                                                 40,758,772         45,790,968
Mid Cap Stock Portfolio -- Class B                                                 76,600,474         58,917,879
Global Allocation Portfolio -- Class A                                             13,095,418         12,495,122
Global Allocation Portfolio -- Class B                                             45,298,207         19,513,382
Dynamic Growth Portfolio -- Class A                                                 8,729,972         28,480,419
Dynamic Growth Portfolio -- Class B                                                15,587,481         20,069,396
International Index -- Class A                                                      3,668,202         23,233,988
International Index -- Class B                                                      4,409,389         20,776,141
Total Stock Market Index Portfolio -- Class A                                       9,463,693         13,214,420
Total Stock Market Index Portfolio -- Class B                                      19,620,500         17,678,578
500 Index Portfolio -- Class A                                                     39,978,015         59,325,875
500 Index Portfolio -- Class B                                                     65,291,464         52,001,441
Mid Cap Index Portfolio -- Class A                                                 15,426,019         23,220,663
Mid Cap Index Portfolio -- Class B                                                 33,228,595         26,006,286
Small Cap Index Portfolio -- Class A                                               15,365,085         28,256,014
Small Cap Index Portfolio -- Class B                                               30,869,615         24,836,989
Capital Appreciation Portfolio -- Class A                                           9,976,506         15,182,645
Capital Appreciation Portfolio -- Class B                                          17,948,557         18,003,693
Health Sciences Portfolio -- Class A                                               29,667,467         33,622,979
Health Sciences Portfolio -- Class B                                               53,980,893         41,323,865
Financial Services Portfolio -- Class A                                            10,474,066         16,115,449
Financial Services Portfolio -- Class B                                            24,250,391         22,179,760
Quantitative Mid Cap Portfolio -- Class A                                           7,759,873          5,597,157
Quantitative Mid Cap Portfolio -- Class B                                           8,858,306          6,125,524
Strategic Growth Portfolio -- Class A                                               8,589,788         17,727,951
Strategic Growth Portfolio -- Class B                                              16,174,201         15,243,195
All Cap Value Portfolio -- Class A                                                 26,140,039         21,922,019
All Cap Value Portfolio -- Class B                                                 49,451,512         30,961,590
Strategic Value Portfolio -- Class A                                               14,549,958         17,818,858
Strategic Value Portfolio -- Class B                                               17,670,741         13,562,784
Utilities Portfolio -- Class A                                                     17,974,429         11,938,852
Utilities Portfolio -- Class B                                                     26,287,391         17,991,615
Mid Cap Value Portfolio -- Class A                                                 62,947,226         54,464,310
Mid Cap Value Portfolio -- Class B                                                125,648,136         84,542,065
Fundamental Value Portfolio -- Class A                                             40,466,336         40,213,325
Fundamental Value Portfolio -- Class B                                            118,752,732         72,927,218
Emerging Growth Portfolio -- Class B                                               14,924,895         10,913,742

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                -------------------------------
Natural Resources Portfolio -- Class B                                          $ 104,474,194      $ 60,132,058
Mid Cap Core Portfolio -- Class B                                                  41,919,287        25,279,942
Quantitative All Cap Portfolio -- Class B                                           3,236,703         1,841,209
Large Cap Value Portfolio -- Class B                                               55,340,456        29,570,685
Small Cap Opportunities Portfolio -- Class B                                       40,775,783        28,853,856
Special Value Portfolio -- Class B                                                 11,599,808         7,255,145
Real Return Bond Portfolio -- Class B                                             157,420,098       102,673,997
Great Companies America Portfolio -- Class B                                          856,933         1,109,163
American International Portfolio  -- Class B                                      335,084,536       144,066,068
American Growth Portfolio -- Class B                                              663,224,427       321,956,131
American Blue-Chip Income & Growth Portfolio -- Class B                           155,414,005        89,195,447
American Growth-Income Portfolio -- Class B                                       573,951,578       265,506,923
American Century - Small Company  Class B                                           9,884,593         3,635,435
PIMCO VIT All Asset Portfolio                                                      25,991,042        10,993,626
Core Equity  Class B                                                               39,480,981        15,315,003
Classic Value  Class B                                                             12,164,654         5,174,092
Quantitative Value  -- Class B                                                        880,896           457,082
US Global Leaders Growth                                                            5,162,906         1,903,261
Strategic Income  Class B                                                          11,055,655         4,299,192
John Hancock VST Int'l Eq Index -- Class A                                         24,115,812         4,470,975
John Hancock VST Int'l Eq Index  -- Class B                                        31,491,953        11,611,466
Scudder 21st Century Growth Portfolio -- Class B                                    3,735,182         3,034,610
Scudder Capital Growth Portfolio -- Class B                                         5,828,039         1,567,956
Scudder Global Discovery Portfolio -- Class B                                       6,219,453         1,303,113
Scudder Growth & Income Portfolio -- Class B                                        9,582,844         3,138,947
Scudder Health Sciences Portfolio -- Class B                                        5,540,162         1,394,799
Scudder International Portfolio -- Class B                                         13,806,730         2,043,147
Scudder Aggressive Growth Portfolio -- Class B                                      1,404,837           344,683
Scudder Blue Chip Portfolio -- Class B                                             10,399,650         1,633,152
Scudder Contarian Value Portfolio -- Class B                                       14,963,923         3,053,210
Scudder Global Blue Chip Portfolio -- Class B                                       2,385,592           457,016
Scudder Government Securities Portfolio -- Class B                                 21,098,872        15,009,851
Scudder Growth Portfolio -- Class B                                                 6,317,625           775,059
Scudder High Income Portfolio -- Class B                                           16,511,098         6,743,112
Scudder International Select Equity Portfolio -- Class B                           11,862,452         1,987,043
Scudder Fixed Income Portfolio -- Class B                                          35,589,960         7,771,940
Scudder Money Market Portfolio -- Class B                                          38,077,122        54,416,508
Scudder Small Cap Growth Portfolio -- Class B                                       7,836,830         1,367,268

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES               SALES
                                                                                  ------------------------------------
Scudder Technology Growth Portfolio -- Class B                                    $      4,661,774     $     1,549,418
Scudder Total Return Portfolio -- Class B                                                6,107,932           1,587,120
Scudder Davis Venture Value Portfolio -- Class B                                        17,984,796           2,148,051
Scudder Dreman Financial Services Portfolio -- Class B                                   4,141,093           1,061,849
Scudder Dreman High Return Equity Portfolio -- Class B                                  29,987,055           5,143,751
Scudder Dreman Small Cap Value Portfolio -- Class B                                     17,717,111           3,516,987
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                             13,589,812           2,403,365
Scudder Focus Value & Growth Portfolio -- Class B                                        3,158,230             837,284
Scudder Index 500 Portfolio -- Class B                                                  29,997,133          15,143,689
Scudder Invesco Dynamic Growth Portfolio -- Class B                                      1,577,335             561,944
Scudder Janus Growth & Income Portfolio -- Class B                                       8,246,199           1,895,807
Scudder Janus Growth Opportunities Portfolio -- Class B                                  1,941,253             620,100
Scudder MFS Strategic Value Portfolio -- Class B                                        13,765,633           2,105,370
Scudder Oak Strategic Equity Portfolio -- Class B                                        8,743,244           1,762,218
Scudder Turner Mid Cap Growth Portfolio -- Class B                                       6,534,621           2,101,147
Scudder Real Estate Portfolio -- Class B                                                10,017,206           1,838,014
Scudder Strategic Income Portfolio -- Class B                                            8,895,744           2,545,213
Scudder Conservative Income Strategy                                                       607,751              57,013
Scudder Growth & Income Strategy                                                        21,865,826             803,326
Scudder Income & Growth Strategy                                                         8,231,728             935,210
Scudder Growth Strategy                                                                 31,946,844             948,764
Scudder Templeton Foreign Value                                                            104,406                 271
Scudder Mercury Large Cap Core                                                             447,272                 413
Alger American Balanced Portfolio -- Class B                                            10,973,243           3,647,171
Alger American Leveraged All Cap Portfolio -- Class B                                    3,565,916             974,903
Credit Suisse Emerging Markets Portfolio -- Class B                                      4,153,733             909,085
Credit Suisse Global Post Venture Capital Portfolio -- Class B                           1,191,619             463,621
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                              466,924             208,015
Dreyfus IP Midcap Stock Portfolio -- Class B                                            13,087,537           2,155,584
Invesco Utilities Portfolio -- Class B                                                   1,340,587             663,122
Basic Value Focus Portfolio -- Class A                                                     891,153           5,536,421
Small Cap Value Focus Portfolio -- Class A                                               2,440,555           2,843,427
Global Allocation Portfolio -- Class B                                                     139,050             398,779

                                                                                  ------------------------------------
Total                                                                             $ 13,444,111,387     $ 9,916,055,417
                                                                                  ------------------------------------

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                               STRATEGIC OPPORTUNITIES TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                     2001
                            -----------------------   -----------------------   -----------------------  -----------------------
Units, beginning of period               23,975,214                28,763,592                35,863,305               38,289,671
Units issued                                770,830                 4,632,461                 8,220,338               11,998,315
Units redeemed                           (4,880,029)               (9,420,839)              (15,320,051)             (14,424,681)
                            -----------------------   -----------------------   -----------------------  -----------------------

Units, end of period                     19,866,713                23,975,214                28,763,592               35,863,305
                            =======================   =======================   =======================  =======================

Unit value                  $8.090001 TO $41.811179   $7.334049 to $37.711536   $5.933797 to $30.356953  $9.866815 to $50.221375

Net assets, end of period   $           403,597,796   $           441,202,853   $           428,283,621  $           900,475,404

Investment income ratio*                       0.09%                     0.00%                     0.00%                    0.50%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
  highest***                        10.20% TO 11.81%          23.47% to 25.28%       (39.92%) to (39.04%)       (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC OPPORTUNITIES TRUST B
                            -------------------------------------------------------------------------
                                    2004                      2003                       2002
                            ------------------------  -----------------------  ----------------------
Units, beginning of period                 2,145,098                1,104,414                       0
Units issued                               1,480,786                2,060,340               1,211,625
Units redeemed                            (1,296,094)              (1,019,656)               (107,211)
                            ------------------------  -----------------------  ----------------------

Units, end of period                       2,329,790                2,145,098               1,104,414
                            ========================  =======================  ======================

Unit value                  $10.867778 TO $16.008128  $9.831290 to $14.525009  $7.956590 to $8.263137

Net assets, end of period   $             26,005,890  $            21,670,255  $            9,024,266

Investment income ratio*                        0.02%                    0.00%                   0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%           0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to
  highest***                         10.10% TO 11.88%         16.12% to 25.05%     (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                      2003                      2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               12,230,819                16,073,713                15,137,400                 11,628,596
Units issued                                987,804                 2,094,543                 7,414,661                  8,502,029
Units redeemed                           (3,625,007)               (5,937,437)               (6,478,348)                (4,993,225)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,593,616                12,230,819                16,073,713                 15,137,400
                           ========================  ========================  ========================   ========================

Unit value                 $14.646103 TO $30.017391  $14.242579 to $29.012843  $13.525539 to $27.385094   $12.539051 to $25.233827

Net assets, end of period  $            204,557,706  $            253,171,307  $            313,900,631   $            280,574,001

Investment income ratio*                       6.19%                     5.33%                     5.23%                      5.86%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          2.83% TO 4.34%            5.30% to 6.84%            7.87% to 9.44%             0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESTMENT QUALITY BOND TRUST B
                           ----------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------- ------------------------
Units, beginning of period                3,867,454                 1,956,561                         0
Units issued                              2,345,400                 3,423,230                 2,266,599
Units redeemed                           (2,409,001)               (1,512,337)                 (310,038)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      3,803,853                 3,867,454                 1,956,561
                           ========================  ========================  ========================

Unit value                 $13.038177 TO $14.941909  $12.717659 to $14.342633  $13.311657 to $13.434847

Net assets, end of period  $             55,107,583  $             54,453,733  $             26,123,571

Investment income ratio*                       4.96%                     6.83%                     0.24%

Expense ratio, lowest
  to highest**                        0.45% TO 2.05%            0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to
  highest***                          2.52% TO 4.18%            1.74% to 6.76%            6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GROWTH & INCOME TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------ ------------------------
Units, beginning of period               57,446,197                66,593,302                80,873,880                85,299,596
Units issued                              1,438,015                 4,330,626                 8,302,786                12,270,437
Units redeemed                          (10,791,221)              (13,477,731)              (22,583,364)              (15,696,153)
                            -----------------------   -----------------------   -----------------------  ------------------------

Units, end of period                     48,092,991                57,446,197                66,593,302                80,873,880
                            =======================   =======================   =======================  ========================

Unit value                  $9.861332 TO $30.370984   $9.399287 to $28.846586   $7.556172 to $23.109098  $10.162651 to $30.971701

Net assets, end of period   $         1,114,409,905   $         1,271,216,568   $         1,189,608,530  $          1,976,732,840

Investment income ratio*                       0.88%                     1.01%                     0.65%                     0.41%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                          4.76% TO 6.29%          24.21% to 26.02%       (25.76%) to (24.67%)       (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      GROWTH & INCOME TRUST B
                            ---------------------------------------------------------------------------
                                      2004                       2003                      2002
                            ------------------------- ------------------------- -----------------------
Units, beginning of period                 6,966,652                 3,162,441                        0
Units issued                               4,879,441                 5,036,572                3,500,177
Units redeemed                            (3,981,495)               (1,232,361)                (337,736)
                            ------------------------  ------------------------  -----------------------

Units, end of period                       7,864,598                 6,966,652                3,162,441
                            ========================  ========================  =======================

Unit value                  $12.412328 TO $15.559539  $11.843741 to $14.891503  $9.525105 to $10.375910

Net assets, end of period   $            103,786,549  $             87,718,980  $            32,065,912

Investment income ratio*                        0.65%                     1.31%                    0.02%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to
  highest***                           4.38% TO 6.07%          19.05% to 25.84%      (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   BLUE CHIP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------- ------------------------- ------------------------   -----------------------
Units, beginning of period                48,830,767                55,143,345               65,796,072                 68,424,127
Units issued                               1,862,535                 6,338,193                8,593,015                 13,661,645
Units redeemed                            (9,556,142)              (12,650,771)             (19,245,742)               (16,289,700)
                            ------------------------  ------------------------  -----------------------    -----------------------

Units, end of period                      41,137,160                48,830,767               55,143,345                 65,796,072
                            ========================  ========================  =======================    =======================

Unit value                  $ 9.807280 TO $21.626140  $9.153842 to $ 20.165015  $7.211675 to $15.870738    $9.689796 to $21.302974

Net assets, end of period                759,231,872  $            840,948,129  $           748,537,843    $         1,215,555,449

Investment income ratio*                        0.12%                     0.04%                    0.00%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.98% TO 8.54%          26.74% to 28.59%      (25.69%) to (24.60%)        (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      BLUE CHIP GROWTH TRUST B
                            -----------------------------------------------------------------------------
                                      2004                        2003                     2002
                            ------------------------- -------------------------   -----------------------
Units, beginning of period                 7,295,955                 3,412,751                          0
Units issued                               8,801,633                 5,659,677                  3,698,126
Units redeemed                            (5,945,760)               (1,776,473)                  (285,375)
                            ------------------------  ------------------------    -----------------------

Units, end of period                      10,151,828                 7,295,955                  3,412,751
                            ========================  ========================    =======================

Unit value                  $12.942556 TO $15.705218  $12.090745 to $14.715763    $9.527205 to $10.290923

Net assets, end of period   $            138,678,457  $             93,168,042    $            34,460,397

Investment income ratio*                        0.06%                     0.19%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.62% TO 8.34%          17.65% to 28.44%        (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MONEY MARKET TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                       2003                       2002                     2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,177,087                56,776,128                65,338,944                41,114,369
Units issued                              28,360,526                71,126,276               140,458,904               197,491,069
Units redeemed                           (37,012,400)              (96,725,317)             (149,021,720)             (173,266,494)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      22,525,213                31,177,087                56,776,128                65,338,944
                            ========================  ========================  ========================  ========================

Unit value                  $12.134914 TO $18.822668  $12.269168 to $18.915167  $12.432238 to $19.050311  $12.523480 to $19.073731

Net assets, end of period   $            343,103,484  $            474,913,251  $            862,061,014  $          1,001,127,335

Investment income ratio*                        0.77%                     0.60%                     1.17%                     3.34%

Expense ratio, lowest
  to highest**                         0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                         (1.09%) TO 0.35%          (1.31%) to 0.13%          (0.73%) to 0.72%            0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 MONEY MARKET TRUST B
                                                      -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                      ------------------------  ------------------------  -------------------------
Units, beginning of period                                          13,360,390                15,049,329                          0
Units issued                                                        28,434,433                44,120,139                 47,218,626
Units redeemed                                                     (28,077,198)              (45,809,078)               (32,169,297)
                                                      ------------------------  ------------------------  -------------------------

Units, end of period                                                13,717,625                13,360,390                 15,049,329
                                                      ========================  ========================  =========================

Unit value                                            $12.077955 TO $12.548983  $12.236045 to $12.529721   $12.420152 to $12.538332

Net assets, end of period                             $            166,751,889  $            164,148,916   $            187,189,382

Investment income ratio*                                                  0.53%                     0.54%                      0.63%

Expense ratio, lowest to highest**                               0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             (1.44%) TO 0.15%         (1.51%) to (0.07%)          (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL EQUITY TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                    2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               14,732,770                18,038,233                21,611,381                 24,643,214
Units issued                                521,755                 6,422,788                12,466,118                 10,275,336
Units redeemed                           (2,696,734)               (9,728,251)              (16,039,266)               (13,307,169)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     12,557,791                14,732,770                18,038,233                 21,611,381
                           ========================  ========================   =======================   ========================

Unit value                 $11.773610 TO $25.580338  $10.446602 TO $22.606366   $8.344776 to $17.985999   $10.503647 to $22.548612

Net assets, end of period  $            284,712,455  $            297,329,407   $           289,283,925   $            441,635,347

Investment income ratio*                       1.76%                     0.94%                     1.40%                      2.46%

Expense ratio, lowest
  to highest**                        0.45% TO 1.90%            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
    highest***                      12.59% TO 14.24%          25.06% TO 26.89%       (20.63%) to (19.47%)        (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 GLOBAL EQUITY TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------   ------------------------  ------------------------
Units, beginning of period                                          1,441,040                    801,191                         0
Units issued                                                        1,191,629                  2,480,392                 1,648,948
Units redeemed                                                       (871,952)                (1,840,543)                 (883,757)
                                                     ------------------------   ------------------------  ------------------------

Units, end of period                                                1,760,717                  1,441,040                   801,191
                                                     ========================   ========================  ========================

Unit value                                           $14.349048 TO $16.931332   $12.737013 to $15.074458  $10.177657 to $10.401869

Net assets, end of period                            $             25,596,023   $             18,591,440  $              8,254,640

Investment income ratio*                                                 1.27%                      1.29%                     0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***                            12.21% TO 14.02%           20.52% to 26.66%       (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period                6,593,619                 7,138,701                 4,880,134                  5,937,540
Units issued                              1,266,071                 3,004,255                 5,224,911                  3,177,540
Units redeemed                           (2,097,496)               (3,549,337)               (2,966,344)                (4,234,946)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      5,762,194                 6,593,619                 7,138,701                  4,880,134
                           ========================  ========================  ========================   ========================

Unit value                 $18.019638 TO $28.591497  $16.642888 to $26.301362  $14.614053 to $23.113561   $12.220839 to $19.512793

Net assets, end of period  $            140,271,248  $            148,103,843  $            141,843,968   $             86,117,366

Investment income ratio*                       3.93%                     3.57%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          8.16% TO 9.75%          13.22% to 14.88%          17.86% to 19.58%           (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   GLOBAL BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,612,071                 1,415,346                          0
Units issued                                                        5,667,183                 4,738,071                  1,961,064
Units redeemed                                                     (3,643,807)               (2,541,346)                  (545,718)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                5,635,447                 3,612,071                  1,415,346
                                                     ========================  ========================   ========================

Unit value                                           $14.461843 TO $18.331732  $13.411572 to $16.932377   $14.277221 to $14.946973

Net assets, end of period                            $            100,044,066  $             59,181,660   $             20,448,895

Investment income ratio*                                                 2.53%                     4.47%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              7.83% TO 9.57%           7.29% to 14.65%           14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               15,859,265                23,770,516                16,673,668                 11,427,813
Units issued                              2,018,887                 4,364,472                15,531,221                 12,690,984
Units redeemed                           (6,089,437)              (12,275,723)               (8,434,373)                (7,445,129)
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, end of period                     11,788,615                15,859,265                23,770,516                 16,673,668
                           ========================  ========================  ========================   ========================

Unit value                 $13.536977 TO $22.869318  $13.410281 to $22.541971  $13.434646 to $22.470272   $12.678773 to $21.100300

Net assets, end of period  $            222,724,666  $            293,850,533  $            439,203,145   $            302,476,585

Investment income ratio*                       2.04%                     3.66%                     3.32%                      5.33%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          0.94% TO 2.42%          (0.18%) to 1.28%            5.96% to 7.51%             1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           U.S. GOVERNMENT SECURITIES TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                        2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          9,713,190                 7,343,725                          0
Units issued                                                        6,655,275                12,726,050                  9,075,441
Units redeemed                                                     (7,254,474)              (10,356,585)                (1,731,716)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                9,113,991                 9,713,190                  7,343,725
                                                     ========================  ========================   ========================

Unit value                                           $12.461012 TO $13.656401  $12.385790 to $13.357923   $13.086765 to $13.228371

Net assets, end of period                            $            120,990,121  $            127,552,335   $             96,468,024

Investment income ratio*                                                 1.51%                     4.81%                      0.06%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             0.61% TO $2.23%           (0.91) to 1.14%             4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DIVERSIFIED BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               10,294,272                12,536,790                11,370,436                  8,434,436
Units issued                              1,070,092                 1,659,659                 4,951,172                  7,552,355
Units redeemed                           (3,168,626)               (3,902,177)               (3,784,818)                (4,616,355)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      8,195,738                10,294,272                12,536,790                 11,370,436
                           ========================  ========================  ========================   ========================

Unit value                  13.983764 TO $23.179420  $13.724016 to $22.635102  $13.371638 to $21.943927   $12.664622 to $20.680033

Net assets, end of period  $            166,008,547  $            204,621,472  $            240,995,255   $            210,799,855

Investment income ratio*                       4.39%                     4.96%                     4.25%                      5.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          1.89% TO 3.38%            2.64% to 4.13%            5.58% to 7.12%             1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                DIVERSIFIED BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,325,961                 1,587,871                          0
Units issued                                                       29,762,429                 3,564,109                  1,784,666
Units redeemed                                                    (11,493,905)               (1,826,019)                  (196,795)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               21,594,485                 3,325,961                  1,587,871
                                                     ========================  ========================   ========================

Unit value                                           $12.722519 TO $14.270229  $12.529076 TO $13.829583   $13.160436 to $13.282245

Net assets, end of period                            $            298,211,704  $             45,096,105   $             20,936,204

Investment income ratio*                                                 1.28%                     6.19%                      0.13%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              1.54% TO 3.19%            0.23% TO 4.12%             5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               20,994,061                22,737,015                23,565,017                 22,701,648
Units issued                              5,367,062                 3,052,198                 6,857,086                  8,013,287
Units redeemed                           (4,866,232)               (4,795,152)               (7,685,088)                (7,149,918)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     21,494,891                20,994,061                22,737,015                 23,565,017
                           ========================  ========================   =======================   ========================

Unit value                 $13.030695 TO $25.138132  $12.326232 to $23.683960   $9.922116 to $18.988592   $12.016868 to $22.905535

Net assets, end of period  $            474,086,542  $            443,553,148   $           386,995,037   $            496,373,021

Investment income ratio*                       1.28%                     1.98%                     2.09%                      2.69%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          5.61% TO 7.16%          24.11% to 25.92%       (17.51%) to (16.31%)          (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 INCOME & VALUE TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          5,630,638                 2,049,195                          0
Units issued                                                        7,121,229                 4,310,886                  2,278,253
Units redeemed                                                     (4,501,164)                 (729,443)                  (229,058)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                8,250,703                 5,630,638                  2,049,195
                                                     ========================  ========================   ========================

Unit value                                           $13.730294 TO $15.195817  $12.995332 to $14.425737   $10.461390 to $10.920928

Net assets, end of period                            $            116,251,461  $             75,170,511   $             22,042,973

Investment income ratio*                                                 0.90%                     2.22%                      0.08%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              5.23% TO 6.93%          15.33% to 25.72%        (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     LARGE CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                       2001
                            -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period               21,383,687                24,587,625                25,410,406                 22,585,181
Units issued                              1,762,797                 5,684,990                10,367,523                 14,281,211
Units redeemed                           (4,904,349)               (8,888,928)              (11,190,304)               (11,455,986)
                            -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                     18,242,135                21,383,687                24,587,625                 25,410,406
                            =======================   =======================   =======================   ========================

Unit value                  $8.594678 TO $19.205427   $8.238003 to $18.343918   $6.689181 to $14.843099   $ 8.821694 to $19.506566

Net assets, end of period   $           281,593,747   $           317,221,851   $           295,254,201   $            410,765,326

Investment income ratio*                       0.28%                     0.27%                     0.33%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.17% TO 5.70%          22.97% to 24.76%       (24.29%) to (23.18%)        (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          6,184,532                 3,039,530                          0
Units issued                                                        4,261,528                 4,362,861                  3,280,916
Units redeemed                                                     (3,717,780)               (1,217,859)                  (241,386)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                6,728,280                 6,184,532                  3,039,530
                                                     ========================  ========================    =======================

Unit value                                           $12.285043 TO $15.239625  $11.782886 to $14.660737    $9.564734 to $10.174875

Net assets, end of period                            $             86,234,800  $             76,079,459    $            30,394,035

Investment income ratio*                                                 0.16%                     0.45%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              3.84% TO 5.52%          17.21% to 24.68%        (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                        2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               34,642,295                38,909,746                39,307,090                 32,338,365
Units issued                              2,837,270                 5,234,668                11,921,567                 16,106,909
Units redeemed                           (6,518,572)               (9,502,119)              (12,318,911)                (9,138,184)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                     30,960,993                34,642,295                38,909,746                 39,307,090
                           ========================  ========================  ========================   ========================

Unit value                 $14.332181 TO $30.000369  $12.723328 to $26.499566  $10.326336 to $21.400057   $12.136595 to $25.025958

Net assets, end of period  $            775,420,288  $            772,000,521  $            702,058,453   $            861,148,763

Investment income ratio*                       1.29%                     1.52%                     1.38%                      1.66%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        12.64% TO 14.29%          23.21% to 25.01%       (14.92%) to (13.67%)          (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                EQUITY-INCOME TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                       2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                         13,005,362                 6,022,354                          0
Units issued                                                       13,077,116                 8,503,892                  6,420,660
Units redeemed                                                     (8,676,113)               (1,520,884)                  (398,306)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               17,406,365                13,005,362                  6,022,354
                                                     ========================  ========================   ========================

Unit value                                           $14.383246 TO $16.846085  $12.791261 to $14.989021   $10.395821 to $10.702893

Net assets, end of period                            $            254,336,496  $            168,285,336   $             63,022,582

Investment income ratio*                                                 0.89%                     1.96%                      0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            12.28% TO 14.09%          19.83% to 24.84%        (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                    2004                      2003                       2002                      2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               11,041,510                11,908,603                12,916,819                 14,303,190
Units issued                              1,218,440                 2,976,542                 4,775,012                  6,087,151
Units redeemed                           (3,110,015)               (3,843,635)               (5,783,228)                (7,473,522)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,149,935                11,041,510                11,908,603                 12,916,819
                           ========================  ========================  ========================   ========================

Unit value                 $15.691734 TO $20.419462  $14.994155 to $19.414151  $13.509914 to $17.405164   $12.636812 to $16.199150

Net assets, end of period  $            177,185,292  $            203,675,077  $            198,412,514   $            202,116,506

Investment income ratio*                       3.79%                     4.79%                     7.04%                      7.63%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.65% TO 6.18%          10.99% to 12.61%            6.91% to 8.47%             1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                STRATEGIC BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          2,753,347                 1,004,205                          0
Units issued                                                        5,187,139                 2,619,423                  1,210,957
Units redeemed                                                     (3,021,061)                 (870,281)                  (206,752)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                4,919,425                 2,753,347                  1,004,205
                                                     ========================  ========================   ========================

Unit value                                           $13.488853 TO $15.631114  $12.941526 to $14.758224   $13.007548 to $13.217126

Net assets, end of period                            $             74,721,122  $             40,004,665   $             13,130,517

Investment income ratio*                                                 2.33%                     5.53%                      0.23%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.23% TO 5.91%           3.53% to 12.42%             4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   OVERSEAS TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           ------------------------   -----------------------    ----------------------    -----------------------
Units, beginning of period               15,746,947                19,196,419                23,474,330                 26,265,795
Units issued                              1,701,800                12,947,113                29,050,673                 33,422,515
Units redeemed                           (3,673,595)              (16,396,585)              (33,328,584)               (36,213,980)
                           ------------------------   -----------------------    ----------------------    -----------------------

Units, end of period                     13,775,152                15,746,947                19,196,419                 23,474,330
                           ========================   =======================    ======================    =======================

Unit value                 $10.427174 TO $13.668010   $9.492621 to $12.436745    $6.716070 to $8.794649    $8.700270 to $11.387239

Net assets, end of period  $            175,639,842   $           182,371,134    $          156,830,747    $           247,747,125

Investment income ratio*                       0.38%                     0.49%                     0.59%                      0.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                         9.68% TO 11.29%          41.13% to 43.19%       (22.92%) to (21.79%)        (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  OVERSEAS TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                    2003                       2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          1,701,469                   922,220                          0
Units issued                                                        2,548,986                10,501,642                  8,061,406
Units redeemed                                                     (1,672,986)               (9,722,393)                (7,136,186)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,577,469                 1,701,469                    922,220
                                                     ========================  ========================    =======================

Unit value                                           $14.862517 TO $19.596154  $13.578018 to $17.911537    $9.629170 to $10.010302

Net assets, end of period                            $             39,282,194  $             23,426,728    $             8,975,960

Investment income ratio*                                                 0.25%                     0.68%                      0.03%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             9.30% TO 11.06%          41.01% to 43.48%        (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                      2001
                           ------------------------   -----------------------   -----------------------    -----------------------
Units, beginning of period               15,007,303                18,263,260                23,810,588                 29,254,951
Units issued                              1,025,677                 5,959,819                 5,474,780                  7,866,991
Units redeemed                           (3,586,980)               (9,215,776)              (11,022,108)               (13,311,354)
                           ------------------------   -----------------------   -----------------------    -----------------------

Units, end of period                     12,446,000                15,007,303                18,263,260                 23,810,588
                           ========================   =======================   =======================    =======================

Unit value                  $7.623095 TO $17.113549   $6.669038 to $14.919288   $5.159206 to $11.501386    $7.022468 to $15.600316

Net assets, end of period   $           188,028,645   $           197,675,353   $           186,890,818    $           331,290,715

Investment income ratio*                       0.46%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        14.13% TO 15.81%          29.07% to 30.95%       (26.64%) to (25.57%)        (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 ALL CAP CORE TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                            737,054                   413,748                          0
Units issued                                                          724,347                 1,349,765                    679,616
Units redeemed                                                       (656,998)               (1,026,459)                  (265,868)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                  804,403                   737,054                    413,748
                                                     ========================  ========================    =======================

Unit value                                           $13.843354 TO $17.338072  $12.127142 to $15.234341    $9.392813 to $10.603738

Net assets, end of period                            $             12,196,406  $              9,712,856    $             4,201,973

Investment income ratio*                                                 0.30%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            13.70% TO 15.53%          21.79% to 30.67%        (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                        2001
                            -----------------------  ------------------------   -----------------------    -----------------------
Units, beginning of period               22,058,389                26,212,673                33,232,943                 33,687,155
Units issued                                664,731                 4,998,948                 7,290,396                 14,390,104
Units redeemed                           (4,424,845)               (9,153,232)              (14,310,666)               (14,844,316)
                            -----------------------  ------------------------   -----------------------    -----------------------

Units, end of period                     18,298,275                22,058,389                26,212,673                 33,232,943
                            =======================  ========================   =======================    =======================

Unit value                  $7.653722 TO $17.888430  $ 7.312204 to $17.030370   $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period   $           288,178,529  $            331,738,199   $           310,480,279    $           532,334,423

Investment income ratio*                       0.00%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.51% TO 6.04%          26.81% to 28.66%       (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                ALL CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                     2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          2,358,967                 1,153,845                          0
Units issued                                                        1,946,274                 2,562,347                  1,268,098
Units redeemed                                                     (1,715,646)               (1,357,225)                  (114,253)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,589,595                 2,358,967                  1,153,845
                                                     ========================  ========================    =======================

Unit value                                           $12.542810 TO $15.618245  $11.992594 to $14.978110    $9.451441 to $10.098271

Net assets, end of period                            $             34,155,285  $             29,734,149    $            11,482,174

Investment income ratio*                                                 0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.17% TO 5.85%          19.75% to 28.42%        (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL SMALL CAP TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                        2003                       2002                    2001
                           ------------------------   ------------------------  -----------------------    -----------------------
Units, beginning of period                7,269,054                 7,906,160                 9,953,578                 11,973,322
Units issued                              1,610,404                 1,672,494                 6,021,668                 14,337,064
Units redeemed                           (2,165,305)               (2,309,600)               (8,069,086)               (16,356,808)
                           ------------------------   ------------------------  -----------------------    -----------------------

Units, end of period                      6,714,153                 7,269,054                 7,906,160                  9,953,578
                           ========================   ========================  =======================    =======================

Unit value                 $10.063969 TO $19.174442   $8.460002 to $16.062039   $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period  $            122,001,169   $           111,030,873   $            79,096,093    $           121,449,107

Investment income ratio*                       0.12%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        18.78% TO 20.52%          52.03% to 54.25%       (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        INTERNATIONAL SMALL CAP TRUST B
                                               ---------------------------------------------------------------------------------
                                                         2004                       2003                          2002
                                               ------------------------   ------------------------       -----------------------
Units, beginning of period                                    1,415,110                    475,964                             0
Units issued                                                  2,346,466                  2,228,980                     4,698,900
Units redeemed                                               (1,639,208)                (1,289,834)                   (4,222,936)
                                               ------------------------   ------------------------       -----------------------

Units, end of period                                          2,122,368                  1,415,110                       475,964
                                               ========================   ========================       =======================

Unit value                                     $17.746163 TO $21.319236   $14.964601 to $17.986631       $9.856697 to $10.206568

Net assets, end of period                      $             38,395,531   $             21,492,310       $             4,749,217

Investment income ratio*                                           0.08%                      0.00%                         0.00%

Expense ratio, lowest to highest**                        0.45% TO 2.05%             0.45% to 2.05%                0.45% to 1.90%

Total return, lowest to highest***                      18.41% TO 20.32%           43.80% to 54.04%           (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST A
                              --------------------------------------------------------------------------------------------------
                                       2004                      2003                     2002                     2001
                              -----------------------  -----------------------  -----------------------  -----------------------
Units, beginning of period                  4,610,424                4,697,629                5,504,185                6,488,328
Units issued                                2,171,053                2,658,863               18,214,307               24,024,825
Units redeemed                             (2,439,231)              (2,746,068)             (18,570,863)             (25,458,968)
                              -----------------------  -----------------------  -----------------------  -----------------------

Units, end of period                        4,342,246                4,610,424                4,697,629                5,054,185
                              =======================  =======================  =======================  =======================

Unit value                    $9.825937 TO $16.166820  $8.536943 to $14.067127  $6.161288 to $10.167731  $7.154529 to $11.824607

Net assets, end of period     $            45,135,643  $            41,381,634  $            30,140,478  $            37,254,151

Investment income ratio*                         0.45%                    0.15%                    0.12%                    0.41%

Expense ratio, lowest
 to highest**                           0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%           1.40% to 1.90%

Total return, lowest
 to highest***                        14.70% TO 16.37%         38.07% to 40.09%      (14.18%) to (12.93%)      (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         PACIFIC RIM EMERGING MARKETS TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                          1,301,100                    415,749                         0
Units issued                                        2,071,258                  4,480,850                 2,486,091
Units redeemed                                     (1,753,324)                (3,595,499)               (2,070,342)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,619,034                  1,301,100                   415,749
                                     ========================   ========================   =======================

Unit value                           $15.636854 TO $20.920290   $13.645273 to $18.264938   $9.896593 to $10.687117

Net assets, end of period            $             26,155,337   $             18,416,249   $             4,205,991

Investment income ratio*                                 0.34%                      0.21%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            14.42% TO 16.27%           37.88% to 46.31%       (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               35,764,832               35,077,566              43,964,781                44,055,621
Units issued                              3,362,656               14,724,177               9,118,236                15,725,413
Units redeemed                           (9,179,558)             (14,036,911)            (18,005,451)              (15,816,253)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     29,947,930               35,764,832              35,077,566                43,964,781
                            =======================  =======================  ======================   =======================

Unit value                  $4.359175 TO $12.314482  $4.397877 to $12.380278  $2.975729 to $8.347636   $5.112469 TO $14.291433

Net assets, end of period   $           313,598,260  $           375,706,275  $          252,456,512   $           551,300,087

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      (1.03%) TO 0.42%         47.57% to 49.72%     (41.88%) to (41.03%)      (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCIENCE & TECHNOLOGY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,628,650                  1,196,437                        0
Units issued                                        4,110,722                  4,688,047                1,643,810
Units redeemed                                     (3,848,895)                (1,255,834)                (447,373)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,890,477                  4,628,650                1,196,437
                                     ========================   ========================   ======================

Unit value                           $10.811722 TO $15.992651   $10.906148 to $16.180953   $7.368796 to $9.366646

Net assets, end of period            $             63,235,574   $             60,374,420   $           10,721,724

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            (1.26%) TO 0.33%           29.36% to 49.79%      (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               EMERGING SMALL COMPANY TRUST A
                             ---------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                             -----------------------  -----------------------  -----------------------   -----------------------
Units, beginning of period                11,131,014               11,412,016               11,986,788                11,228,885
Units issued                               1,565,086                5,192,041                5,448,161                 6,887,567
Units redeemed                            (3,492,126)              (5,473,043)              (6,022,933)               (6,129,664)
                             -----------------------  -----------------------  -----------------------   -----------------------

Units, end of period                       9,203,974               11,131,014               11,412,016                11,986,788
                             =======================  =======================  =======================   =======================

Unit value                   $8.742929 TO $18.836146  $7.978493 to $17.129022  $5.810609 to $12.431278   $8.352524 to $17.806889

Net assets, end of period    $           151,793,639  $           166,790,443  $           125,631,402   $           193,832,310

Investment income ratio*                        0.00%                    0.00%                    0.00%                     0.00%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        9.42% TO 11.02%         37.10% to 39.10%      (30.54%) to (29.52%)       (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            EMERGING SMALL COMPANY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,424,233                  1,466,541                        0
Units issued                                        3,683,207                  3,983,819                1,726,040
Units redeemed                                     (3,430,350)                (1,026,127)                (259,499)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,677,090                  4,424,233                1,466,541
                                     ========================   ========================   ======================

Unit value                           $13.607657 TO $17.641824   $12.428445 to $16.161563   $9.058585 to $9.616734

Net assets, end of period            $             66,352,895   $             57,407,534   $           13,889,803

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***             9.05% TO 10.81%           29.21% to 38.85%      (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                AGGRESSIVE GROWTH TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                     2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               16,963,540               18,762,718              21,262,375                20,373,780
Units issued                              1,226,506                5,222,131               8,001,989                 8,883,520
Units redeemed                           (4,424,074)              (7,021,309)            (10,501,646)               (7,994,925)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     13,765,972               16,963,540              18,762,718                21,262,375
                            =======================  =======================  ======================   =======================

Unit value                  $8.468944 TO $12.971720  $7.888253 to $12.039961  $5.996302 to $9.120311   $8.132426 to $12.326027

Net assets, end of period   $           167,786,358  $           192,449,906  $          161,507,826   $           248,529,379

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        7.20% TO 8.77%         31.36% to 33.27%     (26.38%) to (25.30%)      (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,668,436                  1,398,896                        0
Units issued                                        1,913,951                  2,223,687                1,543,409
Units redeemed                                     (1,780,446)                  (954,147)                (144,513)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,801,941                  2,668,436                1,398,896
                                     ========================   ========================   ======================

Unit value                           $13.370729 TO $16.822036   $12.447664 to $15.707903   $9.474119 to $9.629662

Net assets, end of period            $             37,805,146   $             33,516,213   $           13,349,827

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***              6.99% TO 8.72%           25.58% to 32.97%      (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL STOCK TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period                8,135,549                9,199,690               9,754,386                 9,408,723
Units issued                                779,028                1,861,539              13,713,573                13,798,624
Units redeemed                           (1,863,666)              (2,925,680)            (14,268,269)              (13,452,961)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      7,050,911                8,135,549               9,199,690                 9,754,386
                            =======================  =======================  ======================   =======================

Unit value                  $9.663241 TO $13.198278  $8.507707 to $11.579330  $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period   $            88,831,971  $            90,088,588  $           79,352,642   $           109,170,001

Investment income ratio*                       0.83%                    0.51%                   0.46%                     0.20%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      13.41% TO 15.07%         27.82% to 29.69%     (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL STOCK TRUST B
                                     ----------------------------------------------------------------------------
                                              2004                        2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          1,933,496                  1,172,215                        0
Units issued                                        1,408,039                 11,460,934               11,078,165
Units redeemed                                     (1,300,553)               (10,699,653)              (9,905,950)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,040,982                  1,933,496                1,172,215
                                     ========================   ========================   ======================

Unit value                           $13.976842 TO $18.435878   $12.349503 to $16.297528   $9.662625 to $9.962987

Net assets, end of period            $             29,022,125   $             24,222,398   $           11,416,476

Investment income ratio*                                 0.62%                      0.73%                    0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            13.01% TO 14.83%           27.81% to 30.55%      (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                8,319,231                10,440,916               14,503,278                14,878,539
Units issued                                 85,920                 4,699,385                3,854,344                 7,087,792
Units redeemed                           (8,405,151)               (6,821,070)              (7,916,706)               (7,463,053)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 8,319,231               10,440,916                14,503,278
                            =======================   =======================  =======================   =======================

Unit value                  $7.822587 TO $16.606397   $7.886786 to $16.723266  $6.496049 to $13.726237   $9.154017 to $19.274831

Net assets, end of period   $                     0   $           120,733,136  $           124,368,566   $           247,082,790

Investment income ratio*                       1.00%                     0.67%                    0.33%                     0.29%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (0.86%) TO (0.39%)         21.23% to 23.00%      (29.14%) to (28.11%)      (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE EQUITY TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                            486,914                    307,295                         0
Units issued                                           43,702                  1,102,617                   382,529
Units redeemed                                       (530,616)                  (922,998)                  (75,234)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                        0                    486,914                   307,295
                                     ========================   ========================   =======================

Unit value                           $10.952168 TO $14.732798   $11.046153 to $14.874007   $9.100413 to $10.151783

Net assets, end of period            $                      0   $              5,781,310   $             3,014,669

Investment income ratio*                                 0.74%                      0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           (0.98%) TO (0.46%)          18.91% to 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        VALUE TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                11,855,766                15,182,537               16,438,592                  9,465,352
Units issued                               2,542,230                 1,956,882                5,175,553                 13,297,434
Units redeemed                            (3,029,871)               (5,283,653)              (6,431,608)                (6,324,194)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      11,368,125                11,855,766               15,182,537                 16,438,592
                            ========================  ========================  =======================   ========================

Unit value                  $13.919071 TO $20.727331  $12.317400 to $18.250518  $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period   $            215,147,264  $            197,921,279  $           185,855,695   $            267,152,496

Investment income ratio*                        0.55%                     1.27%                    0.85%                      0.54%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.00% TO 14.66%          36.15% to 38.14%      (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,081,948                  1,171,327                        0
Units issued                                        3,281,441                  1,609,627                1,443,692
Units redeemed                                     (2,283,628)                  (699,006)                (272,365)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                3,079,761                  2,081,948                1,171,327
                                     ========================   ========================   ======================

Unit value                           $14.558218 TO $18.447390   $12.898462 to $16.352424   $9.484479 to $9.618617

Net assets, end of period                          45,452,011   $             27,116,533   $           11,154,001

Investment income ratio*                                 0.35%                      1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            12.70% TO 14.52%           30.73% to 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                REAL ESTATE SECURITIES TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 7,482,688                 7,927,546                 5,414,699                 3,687,770
Units issued                               2,051,678                 1,875,751                 6,920,218                 5,189,185
Units redeemed                            (2,410,666)               (2,320,609)               (4,407,371)               (3,462,256)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       7,123,700                 7,482,688                 7,927,546                 5,414,699
                            ========================  ========================  ========================  ========================

Unit value                  $22.063526 TO $25.460516  $17.031078 to $19.555029  $12.429938 to $14.251467  $12.171588 to $14.088482

Net assets, end of period   $            173,731,258  $            140,549,733  $            108,728,937  $             73,831,187

Investment income ratio*                        2.35%                     2.60%                     2.79%                     2.72%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                       29.55% TO 31.44%          36.53% to 38.52%            0.65% to 2.12%          (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          4,457,318                  2,351,590                          0
Units issued                                        5,031,505                  2,711,985                  2,848,902
Units redeemed                                     (3,718,668)                  (606,257)                  (497,312)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                5,770,155                  4,457,318                  2,351,590
                                     ========================   ========================   ========================

Unit value                           $20.243721 TO $22.499805   $15.682026 to $17.360006   $11.806602 to $12.702902

Net assets, end of period            $            123,183,220   $             73,356,359   $             28,214,076

Investment income ratio*                                 1.73%                      3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            29.09% TO 31.18%           25.46% to 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      BALANCED TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                5,211,680                 5,900,963                6,267,752                 5,961,983
Units issued                                457,840                 1,122,556                1,881,850                 1,829,240
Units redeemed                           (5,669,520)               (1,811,839)              (2,248,639)               (1,523,471)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 5,211,680                5,900,963                 6,267,752
                            =======================   =======================  =======================   =======================

Unit value                  $9.291205 TO $11.923241   $9.384581 to $12.029110  $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period   $                     0   $            58,929,449  $            59,277,292   $            74,758,243

Investment income ratio*                       2.48%                     2.52%                    2.63%                     2.14%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (1.04%) TO (0.57%)         12.15% to 13.79%      (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     BALANCED TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          1,381,294                    535,352                          0
Units issued                                          310,442                  1,179,778                    645,386
Units redeemed                                     (1,691,736)                  (333,836)                  (110,034)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                        0                  1,381,294                    535,352
                                     ========================   ========================   ========================

Unit value                           $11.829603 TO $13.615608   $11.953196 to $13.771545   $10.643258 to $11.353878

Net assets, end of period            $                      0   $             17,210,520   $              5,941,864

Investment income ratio*                                 2.50%                      3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***           (1.17%) TO (0.64%)          10.10% to 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        HIGH YIELD TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                16,032,130                12,189,072               11,000,013                  9,231,805
Units issued                               5,222,351                12,879,311               11,010,152                 10,474,386
Units redeemed                            (8,719,122)               (9,036,253)              (9,821,093)                (8,706,178)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      12,535,359                16,032,130               12,189,072                 11,000,013
                            ========================  ========================  =======================   ========================

Unit value                  $13.065633 TO $15.481606  $11.972562 to $14.136722  $9.790451 to $11.519811   $10.698741 to $12.544550

Net assets, end of period   $            186,475,958  $            217,897,123  $           135,503,987   $            133,703,955

Investment income ratio*                        5.11%                     5.25%                    9.05%                     10.36%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                        8.97% TO 10.56%          22.11% to 23.89%        (8.63%) to (7.29%)        (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   HIGH YIELD TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          6,901,397                  1,634,575                          0
Units issued                                        7,139,800                  9,603,715                  2,514,044
Units redeemed                                     (6,252,244)                (4,336,893)                  (879,469)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                7,788,953                  6,901,397                  1,634,575
                                     ========================   ========================   ========================

Unit value                           $14.895606 TO $16.093830   $13.716878 to $14.584494   $11.370655 to $11.795820

Net assets, end of period            $            120,087,018   $             97,676,974   $             18,965,099

Investment income ratio*                                 3.83%                      5.55%                      2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             8.59% TO 10.35%            9.74% to 23.64%          (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE AGGRESSIVE 1000 TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                       2001
                            ------------------------  ------------------------  ----------------------   ------------------------
Units, beginning of period                10,288,002                 8,668,429               7,885,558                  5,617,693
Units issued                               3,645,473                 2,978,442               2,591,995                  3,167,530
Units redeemed                            (2,210,298)               (1,358,869)             (1,809,124)                  (899,665)
                            ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                      11,723,177                10,288,002               8,668,429                  7,885,558
                            ========================  ========================  ======================   ========================

Unit value                  $11.862395 TO $15.146219  $10.402017 to $13.235054  $7.846184 to $9.948297   $10.070301 to $12.723595

Net assets, end of period   $            168,003,807  $            128,410,920  $           81,126,941   $             95,035,178

Investment income ratio*                        0.71%                     0.40%                   0.81%                      4.10%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.87% TO 15.54%          32.38% to 34.31%     (22.20%) to (21.06%)        (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                         10,009,484                  2,580,939                         0
Units issued                                       14,668,234                  8,230,202                 2,744,346
Units redeemed                                     (8,447,243)                  (801,657)                 (163,407)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                               16,230,475                 10,009,484                 2,580,939
                                     ========================   ========================   =======================

Unit value                           $15.062247 TO $18.146230   $13.227795 to $15.944168   $9.992622 to $10.085357

Net assets, end of period            $            247,350,540   $            133,575,232   $            25,831,354

Investment income ratio*                                 0.55%                      0.35%                     0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            13.70% TO 15.54%           27.47% to 34.31%       (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE GROWTH 820 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                40,468,735                37,144,305               32,268,748                 22,642,561
Units issued                              10,868,377                 8,122,016               11,002,122                 12,489,210
Units redeemed                            (8,313,847)               (4,797,586)              (6,126,565)                (2,863,023)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      43,023,265                40,468,735               37,144,305                 32,268,748
                            ========================  ========================  =======================   ========================

Unit value                  $12.807137 TO $17.363307  $11.374440 to $15.366925  $8.934824 to $12.028869   $10.804923 to $14.495682

Net assets, end of period   $            683,979,444  $            570,549,874  $           410,561,178   $             37,103,391

Investment income ratio*                        1.33%                     1.18%                    2.19%                      4.84%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       12.43% TO 14.07%          27.11% to 28.97%      (17.43%) to (16.22%)        (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 TRUST B
                                      ------------------------------------------------------------------------------
                                                2004                       2003                       2002
                                      ------------------------   ------------------------   ------------------------
Units, beginning of period                          44,470,674                 10,923,916                          0
Units issued                                       148,557,244                 34,791,382                 11,378,337
Units redeemed                                     (65,254,374)                (1,244,624)                  (454,421)
                                      ------------------------   ------------------------   ------------------------

Units, end of period                               127,773,544                 44,470,674                 10,923,916
                                      ========================   ========================   ========================

Unit value                            $15.124169 TO $17.066334   $13.417365 to $15.185956   $10.537942 to $10.751721

Net assets, end of period             $          1,952,965,179   $            603,952,682   $            116,383,251

Investment income ratio*                                  0.70%                      1.14%                      0.06%

Expense ratio, lowest to highest**               0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             12.27% TO 14.08%           21.41% to 28.86%        (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE BALANCED 640 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                        2002                       2001
                           ------------------------  ------------------------   ------------------------  ------------------------
Units, beginning of period               43,678,154                39,839,424                 31,629,891                22,027,740
Units issued                             11,757,592                10,169,800                 14,577,277                12,773,043
Units redeemed                           (8,781,031)               (6,331,070)                (6,367,744)               (3,130,892)
                           ------------------------  ------------------------   ------------------------  ------------------------

Units, end of period                     46,653,598                43,678,154                 39,839,424                31,629,891
                           ========================  ========================   ========================  ========================

Unit value                 $13.796388 TO $18.749859  $12.377588 to $16.754333   $10.165146 to $13.704682  $11.493504 to $15.433664

Net assets, end of period  $            789,746,066  $            661,608,444   $            495,557,446  $            452,066,345

Investment income ratio*                       2.09%                     2.34%                      3.26%                     5.03%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                         11.35% TO 12.98%          21.64% to 23.42%        (11.65%) to (10.35%)          (8.05%)to(2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE BALANCED 640 TRUST B
                            ------------------------------------------------------------------------------
                                      2004                       2003                       2002
                            ------------------------   ------------------------   ------------------------
Units, beginning of period                48,853,728                 13,727,140                          0
Units issued                             137,648,730                 37,182,352                 13,950,984
Units redeemed                           (60,961,602)                (2,055,764)                  (223,844)
                            ------------------------   ------------------------   ------------------------

Units, end of period                     125,540,856                 48,853,728                 13,727,140
                            ========================   ========================   ========================

Unit value                  $15.209160 TO $16.155343   $13.634469 to $14.526297   $11.180582 to $11.423888

Net assets, end of period   $          1,929,169,904   $            674,020,791   $            155,304,071

Investment income ratio*                        1.16%                      2.37%                      0.11%

Expense ratio, lowest to
 highest**                             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
 highest***                         11.10% TOP 12.90%           16.13% to 23.42%         (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE MODERATE 460 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                15,778,860                15,045,263                10,955,088                 8,470,782
Units issued                               4,234,474                 4,239,428                 7,362,784                 4,175,166
Units redeemed                            (4,840,444)               (3,505,831)               (3,272,609)               (1,690,860)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      15,172,890                15,778,860                15,045,263                10,955,088
                            ========================  ========================  ========================  ========================

Unit value                  $14.281197 TO $19.484176  $13.095398 to $17.794866  $11.315989 to $15.315540  $12.006535 to $16.185243

Net assets, end of period   $            268,252,914  $            254,597,753  $            208,678,078  $            165,653,944

Investment income ratio*                        2.72%                     3.01%                     3.40%                     5.41%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           8.95% TO 10.54%          15.61% to 17.30%         (5.85%) to (4.47%)        (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE MODERATE 460 TRUST B
                                    ------------------------------------------------------------------------------
                                            2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                        18,782,566                  5,869,403                          0
Units issued                                      39,532,258                 14,474,779                  6,137,859
Units redeemed                                   (20,626,843)                (1,561,616)                  (268,456)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              37,687,981                 18,782,566                  5,869,403
                                    ========================   ========================   ========================

Unit value                          $14.954394 TO $15.534425   $13.726448 to $14.055820   $11.849812 to $11.983146

Net assets, end of period           $            566,888,895   $            258,689,422   $             69,762,562

Investment income ratio*                                1.59%                      3.31%                      0.17%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            8.78% TO 10.54%           11.08% to 17.30%          (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE CONSERVATIVE 280 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 8,694,983                 9,468,995                 6,695,670                 4,788,787
Units issued                               3,924,826                 3,574,566                 5,362,317                 3,306,433
Units redeemed                            (3,640,179)               (4,348,578)               (2,588,992)               (1,399,550)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       8,979,630                 8,694,983                 9,468,995                 6,695,670
                            ========================  ========================  ========================  ========================

Unit value                  $14.551671 TO $19.718253  $13.658793 to $18.415805  $12.478970 to $16.741166  $12.503081 to $16.689833

Net assets, end of period   $            162,470,887  $            147,502,755  $            146,341,361  $            105,738,771

Investment income ratio*                        3.36%                     3.97%                     3.08%                     4.28%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            6.54% TO 8.10%           9.45% to 11.05%          (0.19%) to 1.27%            0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE CONSERVATIVE 280 TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         9,758,062                  3,504,151                          0
Units issued                                      19,159,041                  8,914,252                  3,860,984
Units redeemed                                   (11,616,284)                (2,660,341)                  (356,833)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              17,300,819                  9,758,062                  3,504,151
                                    ========================   ========================   ========================

Unit value                          $14.091319 TO $15.078992   $13.255928 to $13.959339   $12.455071 to $12.570409

Net assets, end of period           $            253,058,842   $            133,685,859   $             43,758,875

Investment income ratio*                                2.12%                      4.20%                      0.25%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             6.30% TO 8.02%            6.05% to 11.05%           (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                            ----------------------------------------------------------------------------- ------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------- ------------------------
Units, beginning of period                15,205,749                16,010,391                 9,912,518                 4,807,888
Units issued                               3,530,167                 7,333,926                17,802,268                13,059,190
Units redeemed                            (4,369,305)               (8,138,568)              (11,704,395)               (7,954,560)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      14,366,611                15,205,749                16,010,391                 9,912,518
                            ========================  ========================  ========================  ========================

Unit value                  $18.738753 TO $20.883351  $15.255705 to $16.976139  $11.631943 to $12.924339  $12.602235 to $13.981425

Net assets, end of period   $            281,190,292  $            241,376,374  $            193,031,852  $            129,266,865

Investment income ratio*                        0.16%                     0.41%                     0.29%                     0.14%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                          22.83% TO 24.63%          31.15% to 33.07%         (7.70%) to (6.35%)           0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY VALUE TRUST B
                                     --------------------------------------------------------------------------------
                                               2004                        2003                        2002
                                     ------------------------    ------------------------    ------------------------
Units, beginning of period                          8,705,019                   4,130,323                           0
Units issued                                        8,448,759                   6,202,403                   5,004,133
Units redeemed                                     (6,000,883)                  1,627,707)                   (873,810)
                                     ------------------------    ------------------------    ------------------------

Units, end of period                               11,152,895                   8,705,019                   4,130,323
                                     ========================    ========================    ========================

Unit value                           $16.382482 TO $18.722545    $13.364515 to $15.281139    $10.197768 to $11.505543

Net assets, end of period            $            189,901,972    $            120,317,623    $             43,168,147

Investment income ratio*                                 0.08%                       0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.40% TO 24.38%            22.17% to 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       INTERNATIONAL VALUE TRUST A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                11,406,550                10,361,088               7,152,751                 4,861,051
Units issued                               3,063,895                 4,448,760              11,203,326                 7,172,267
Units redeemed                            (2,503,403)               (3,403,298)             (7,994,989)               (4,880,567)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      11,967,042                11,406,550              10,361,088                 7,152,751
                            ========================  ========================  ======================  ========================

Unit value                  $14.400513 TO $16.452869  $12.045466 to $13.769068  $8.453467 to $9.667908  $10.459987 to $11.968682

Net assets, end of period   $            175,648,455  $            139,826,546  $           89,056,992  $             75,552,701

Investment income ratio*                        1.21%                     0.82%                   0.78%                     1.02%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
 highest***                          19.25% TO 21.00%          42.14% to 44.21%     (19.39%) to (18.21%)       (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                INTERNATIONAL VALUE TRUST B
                                     -------------------------------------------------------------------------------
                                               2004                        2003                       2002
                                     ------------------------    -------------------------   -----------------------
Units, beginning of period                          6,546,959                   3,037,391                          0
Units issued                                        6,889,921                   8,369,939                  9,698,755
Units redeemed                                     (4,587,091)                 (4,860,371)                (6,661,364)
                                     ------------------------    -------------------------   -----------------------

Units, end of period                                8,849,789                   6,546,959                  3,037,391
                                     ========================    =========================   =======================

Unit value                           $16.484112 TO $20.584902    $13.842199 to $17.294424    $9.761622 to $10.320663

Net assets, end of period            $            149,346,273    $             92,299,899    $            29,993,937

Investment income ratio*                                 0.88%                       1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 20.83%            38.26% to 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (Continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST A
                            -------------------------------------------------------------------------------------------------
                                      2004                     2003                     2002                    2001
                            -----------------------  ------------------------ ----------------------  -----------------------
Units, beginning of period               10,128,267               10,247,994               9,038,221                6,632,660
Units issued                              1,379,479                6,014,711               9,020,128                6,129,954
Units redeemed                           (2,997,321)              (6,134,438)             (7,810,355)              (3,724,393)
                            -----------------------  -----------------------  ----------------------  -----------------------

Units, end of period                      8,510,425               10,128,267              10,247,994                9,038,221
                            =======================  =======================  ======================  =======================

Unit value                  $9.778392 TO $12.975896  $9.283714 to $12.276306  $6.762279 to $8.913306  $9.244249 to $12.178671

Net assets, end of period   $           108,017,121  $           121,707,808  $           89,479,139  $           107,671,859

Investment income ratio*                       0.00%                    0.00%                   0.20%                    0.00%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
 highest***                           5.17% TO 6.71%         37.08% to 39.08%     (26.96%) to (25.89%)      (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to  Financial Statements (Continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST B
                                      ------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                      ------------------------    ------------------------    ----------------------
Units, beginning of period                           4,425,922                   1,692,425                         0
Units issued                                         3,628,183                   3,822,054                 1,962,478
Units redeemed                                      (2,941,842)                 (1,088,557)                 (270,053)
                                      ------------------------    ------------------------    ----------------------

Units, end of period                                 5,112,263                   4,425,922                 1,692,425
                                      ========================    ========================    ======================

Unit value                            $13.033916 TO $17.021248    $12.412061 to $16.217293    $9.059320 to $9.393008

Net assets, end of period             $             67,816,765    $             55,692,520    $           15,473,317

Investment income ratio*                                  0.00%                       0.00%                     0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***               4.85% TO 6.55%            29.65% to 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,438,368                40,268,739                26,705,881                11,037,368
Units issued                               3,007,954                 5,541,297                24,661,523                21,593,399
Units redeemed                            (9,700,239)              (14,371,668)              (11,098,665)               (5,924,886)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      24,745,701                31,438,368                40,268,739                26,705,881
                            ========================  ========================  ========================  ========================

Unit value                  $14.570278 TO $17.502768  $14.149209 to $16.751628  $13.731734 to $16.023311  $12.779035 to $14.697020

Net assets, end of period   $            400,815,043  $            492,908,807  $            610,596,879  $            377,177,799

Investment income ratio*                       3.85%                      2.91%                     2.55%                     3.34%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           2.98% TO 4.48%             3.04% to 4.55%            7.46% to 9.02%            2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   (Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  TOTAL RETURN TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                         18,959,415                 11,099,623                          0
Units issued                                       11,131,700                 15,850,312                 12,152,904
Units redeemed                                    (11,138,892)                (7,990,520)                (1,053,281)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                               18,952,223                 18,959,415                 11,099,623
                                     ========================   ========================   ========================

Unit value                           $12.840954 TO $14.607924   $12.518111 to $14.014008   $13.300010 to $13.423104

Net assets, end of period            $            268,236,053   $            260,586,543   $            147,945,968

Investment income ratio*                                 3.05%                      3.78%                      0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***              2.58% TO 4.24%             0.14% to 4.40%             6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      U.S. LARGE CAP A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                     2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                23,693,053                26,102,894              24,789,891                17,820,303
Units issued                              11,769,170                 4,859,240               9,105,948                11,820,012
Units redeemed                            (6,279,013)               (7,269,081)             (7,792,945)               (4,850,424)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      29,183,210                23,693,053              26,102,894                24,789,891
                            ========================  ========================  ======================  ========================

Unit value                  $12.210486 TO $13.326315  $11.365395 to $12.354355  $8.442592 to $9.140645  $11.489880 to $12.390130

Net assets, end of period   $            384,370,578  $            289,158,401  $          235,934,105  $            304,710,768

Investment income ratio*                        0.26%                     0.40%                   0.31%                     0.34%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            7.33% TO 8.90%          34.49% to 36.45%     (26.60%) to (25.52%)        (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. LARGE CAP B
                                     ------------------------------------------------------------------------------
                                                2004                        2003                      2002
                                     ------------------------    ------------------------    ----------------------
Units, beginning of period                          7,525,095                   4,071,162                         0
Units issued                                        6,019,128                   4,405,953                 4,283,570
Units redeemed                                     (4,522,152)                   (952,020)                 (212,408)
                                     ------------------------    ------------------------    ----------------------

Units, end of period                                9,022,071                   7,525,095                 4,071,162
                                     ========================    ========================    ======================

Unit value                           $13.591728 TO $16.397272    $12.664320 to $15.324454    $9.419481 to $9.981983

Net assets, end of period            $            127,668,373    $             99,194,217    $           39,931,672

Investment income ratio*                                 0.20%                       0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***              6.89% TO 8.62%            22.52% to 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                    2001
                           ------------------------- ------------------------- ------------------------ --------------------------
Units, beginning of period               13,462,623                11,484,771              10,524,971                  6,377,334
Units issued                              3,581,366                 4,480,710               5,366,072                  6,783,695
Units redeemed                           (3,850,249)               (2,502,858)             (4,406,272)                (2,636,058)
                           ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                     13,193,740                13,462,623              11,484,771                 10,524,971
                           ========================  ========================  ======================   ========================

Unit value                 $12.867467 TO $15.574551  $10.989664 to $13.308373  $7.849726 to $9.510684   $10.305876 to $12.492798

Net assets, end of period  $            173,906,340  $            151,615,593  $           92,119,372   $            109,651,843

Investment income ratio*                       0.00%                     0.00%                   0.00%                      0.00%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          16.79% TO 18.50%          39.65% to 41.69%     (24.02%) to (22.91%)        (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         5,521,155                  1,814,896                         0
Units issued                                       5,818,673                  4,268,123                 1,914,105
Units redeemed                                    (4,516,026)                  (561,864)                  (99,209)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               6,823,802                  5,521,155                 1,814,896
                                    ========================   ========================   =======================

Unit value                          $15.651048 TO $18.257144   $13.399635 to $15.677910   $9.595389 to $10.181352

Net assets, end of period           $            111,075,900   $             76,987,939   $            18,160,532

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           16.33% TO 18.22%           25.34% to 41.33%       (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              GLOBAL ALLOCATION TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                    2001
                           ------------------------- ------------------------ ------------------------ --------------------------
Units, beginning of period                5,563,193                6,658,019               6,662,814                  3,156,953
Units issued                              1,292,050                1,056,420               2,452,984                  5,959,643
Units redeemed                           (1,197,032)              (2,151,246)             (2,457,779)                (2,453,782)
                           ------------------------  -----------------------  ----------------------   ------------------------

Units, end of period                      5,658,211                5,563,193               6,658,019                  6,662,814
                           ========================  =======================  ======================   ========================

Unit value                 $10.621190 TO $12.187943  $9.578808 to $10.997305  $7.702576 to $8.847644   $10.197351 to $11.719158

Net assets, end of period  $             60,918,382  $            53,960,907  $           51,969,623   $             68,409,194

Investment income ratio*                       1.02%                    0.49%                   0.00%                      0.11%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          10.60% TO 12.22%         24.05% to 25.86%     (24.65%) to (23.55%)        (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               GLOBAL ALLOCATION TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                      2002
                                    ------------------------  -------------------------  -------------------------
Units, beginning of period                        1,378,780                    513,126                         0
Units issued                                      3,659,713                  1,187,079                   537,476
Units redeemed                                   (1,620,319)                  (321,425)                  (24,350)
                                    -----------------------   ------------------------   -----------------------

Units, end of period                              3,418,174                  1,378,780                   513,126
                                    =======================   ========================   =======================

Unit value                          13.183540 TO $16.375187   $11.911549 to $14.839803   $9.575126 to $10.220929

Net assets, end of period           $            47,200,628   $             17,237,566   $             5,167,433

Investment income ratio*                               0.58%                      0.66%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***          10.24% TO 12.02%           18.64% to 25.90%       (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               DYNAMIC GROWTH TRUST A
                           ---------------------------------------------------------------------------------------------------
                                     2004                    2003                    2002                      2001
                           ------------------------ ----------------------- ------------------------ -------------------------
Units, beginning of period              24,252,656              15,608,826              18,901,811                13,662,750
Units issued                             2,210,665              16,880,063               9,383,010                13,245,995
Units redeemed                          (6,332,475)             (8,236,233)            (12,675,995)               (8,006,934)
                           -----------------------  ----------------------  ----------------------   -----------------------

Units, end of period                    20,130,846              24,252,656              15,608,826                18,901,811
                           =======================  ======================  ======================   =======================

Unit value                 $4.489166 TO $10.397356  $4.149140 to $9.614621  $3.269019 to $7.578932   $4.639280 to $10.761173

Net assets, end of period  $            99,317,799  $          110,270,036  $           53,527,836   $            90,279,435

Investment income ratio*                      0.00%                   0.00%                   0.00%                     0.18%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%          0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
highest***                           7.92% TO 9.50%        26.61% to 28.45%     (29.71%) to (28.68%)      (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DYNAMIC GROWTH TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         3,026,235                    414,467                         0
Units issued                                       1,419,660                  3,175,306                   541,480
Units redeemed                                    (1,732,975)                  (563,538)                 (127,013)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               2,712,920                  3,026,235                   414,467
                                    ========================   ========================   =======================

Unit value                          $13.164527 TO $16.748775   $12.164875 to $15.523566   $9.578097 to $10.187105

Net assets, end of period           $             37,343,494   $             38,545,157   $             4,136,538

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***             7.78% TO 9.53%           24.11% to 28.54%       (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL INDEX A
                           ----------------------------------------------------------------------------------------------------
                                  2004                      2003                    2002                      2001
                           ------------------------ ------------------------ ------------------------ -------------------------
Units, beginning of period               2,006,545                1,931,363               1,453,181                   716,237
Units issued                               365,836                1,262,954               4,313,408                 2,944,892
Units redeemed                          (2,372,381)              (1,187,772)             (3,835,226)               (2,207,948)
                           -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                             0                2,006,545               1,931,363                 1,453,181
                           =======================  =======================  ======================   =======================

Unit value                 $9.255356 TO $12.418804  $9.015303 to $12.099507  $6.933612 to $9.310304   $8.508168 to $11.430305

Net assets, end of period  $                     0  $            19,103,156  $           14,018,579   $            12,647,801

Investment income ratio*                      1.05%                    1.65%                   1.34%                     1.48%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           2.54% TO 3.24%         29.70% to 31.59%     (18.71%) to (17.52%)       (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL INDEX B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------  -------------------------  --------------------------
Units, beginning of period                        1,203,704                    510,190                          0
Units issued                                        315,879                  5,012,757                  1,829,965
Units redeemed                                   (1,519,583)                (4,319,243)                (1,319,775)
                                    -----------------------   ------------------------   ------------------------

Units, end of period                                      0                  1,203,704                    510,190
                                    =======================   ========================   ========================

Unit value                          13.455027 TO $16.499765   $13.130435 to $16.105472   $10.128769 to $10.614836

Net assets, end of period           $                     0   $             16,053,942    $             5,222,713

Investment income ratio*                               1.10%                      2.66%                      2.90%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            2.40% TO 3.17%           28.76% to 31.53%        (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TOTAL STOCK MARKET INDEX TRUST A
                           -----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                           ------------------------- ------------------------ ------------------------ -------------------------
Units, beginning of period                3,675,461                3,104,717               2,570,261                 1,122,107
Units issued                                946,534                1,356,378               1,710,108                 2,025,166
Units redeemed                           (1,289,898)                (785,634)             (1,175,652)                 (577,012)
                           ------------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      3,332,097                3,675,461               3,104,717                 2,570,261
                           ========================  =======================  ======================   =======================

Unit value                 $10.589961 TO $12.924053  $9.635326 to $11.764902  $7.503914 to $9.166981   $9.692272 to $11.846265

Net assets, end of period  $             36,324,080  $            36,557,181  $           23,957,518   $            25,221,354

Investment income ratio*                       0.62%                    0.00%                   0.93%                     1.12%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           9.63% TO 11.24%         28.08% to 29.95%     (22.77%) to (21.64%)       (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL STOCK MARKET INDEX TRUST B
                                     -----------------------------------------------------------------------------------------
                                               2004                           2003                            2002
                                     -------------------------       -------------------------       -------------------------
Units, beginning of period                          1,978,859                         581,294                              0
Units issued                                        1,591,734                       1,587,181                        642,480
Units redeemed                                     (1,440,537)                       (189,616)                       (61,186)
                                     ------------------------        ------------------------        -----------------------

Units, end of period                                2,130,056                       1,978,859                        581,294
                                     ========================        ========================        =======================

Unit value                           $13.795381 TO $16.618356        $12.568032 to $15.185445        $9.804582 to $10.288626

Net assets, end of period            $             30,315,688        $             25,617,437        $             5,875,456

Investment income ratio*                                 0.46%                           0.00%                          2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%                  0.45% to 2.05%                 0.45% to 1.90%

Total return, lowest to highest***             9.33% TO 11.09%                21.40% to 29.73%            (21.56%) to (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      500 INDEX TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                      2004                      2003                       2002                        2001
                           -------------------------   ------------------------  ------------------------  -------------------------
Units, beginning
 of period                               20,233,923                 19,500,395               15,691,810                  5,632,076
Units issued                              4,153,455                  7,802,132               12,114,968                 13,508,548
Units redeemed                           (6,064,458)                (7,068,604)              (8,306,383)                (3,448,814)
                           ------------------------    -----------------------   ----------------------    -----------------------

Units, end of period                     18,322,920                 20,233,923               19,500,395                 15,691,810
                           ========================    =======================   ======================    =======================

Unit value                 $10.028854 TO $12.233328    $9.247369 to $11.285714   $7.344179 to $8.967490    $9.637624 to $11.773758

Net assets, end of period  $            189,375,291    $           192,606,324   $          147,402,795    $           153,940,008

Investment income ratio*                       0.92%                      0.90%                    0.00%                      1.09%

Expense ratio,
 lowest to highest**                  0.45% TO 1.90%             0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                        8.18% TO 9.76%           25.60% to 27.43%      (23.99%) to (22.88%)        (16.55%) to (5.81%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

a6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           500 INDEX TRUST B
                                         ---------------------------------------------------------------------------------------
                                                   2004                           2003                           2002
                                         -------------------------      -------------------------      -------------------------
Units, beginning of period                              8,139,230                      3,593,515                             0
Units issued                                            5,615,328                      5,842,301                     4,454,135
Units redeemed                                         (4,493,867)                    (1,296,586)                     (860,620)
                                         ------------------------       ------------------------       -----------------------

Units, end of period                                    9,260,691                      8,139,230                     3,593,515
                                         ========================       ========================       =======================

Unit value                               $13.124674 TO $16.078200       $12.130947 to $14.905604       $9.652858 to $10.294172

Net assets, end of period                $            126,997,429       $            103,375,900       $            36,399,639

Investment income ratio*                                     0.67%                          1.32%                         0.00%

Expense ratio, lowest to highest**                  0.45% TO 2.05%                 0.45% to 2.05%                0.45% to 1.90%

Total return, lowest to highest***                  7.76% TO 9.50%               19.17% to 27.19%           (22.78%) to (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        MID CAP INDEX TRUST A
                          ----------------------------------------------------------------------------------------------------------
                                    2004                       2003                       2002                       2001
                          -------------------------  -------------------------  ------------------------  --------------------------
Units, beginning
 of period                               4,755,446                  4,685,525                 2,946,366                  1,030,569
Units issued                             1,088,666                  1,605,030                 4,518,532                  3,509,583
Units redeemed                          (1,583,865)                (1,535,109)               (2,779,373)                (1,593,786)
                          ------------------------   ------------------------   -----------------------   ------------------------

Units, end of period                     4,260,247                  4,755,446                 4,685,525                  2,946,366
                          ========================   ========================   =======================   ========================

Unit value                $14.884878 TO $17.042134   $13.084939 to $14.779952   $9.900179 to $11.032915   $11.881892 to $12.858949

Net assets, end of period $             68,148,405   $             66,752,299   $            49,682,577   $             37,531,220

Investment income ratio*                      0.37%                      0.00%                     0.48%                      0.88%

Expense ratio, lowest
 to highest**                        0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%             1.40% to 1.90%

Total return, lowest
 to highest***                     13.64% TO 15.31%           32.04% to 33.96%       (16.76%) to (15.54%)         (4.94%) to (1.46%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             MID CAP INDEX TRUST B
                                               ------------------------------------------------------------------------------------
                                                          2004                       2003                           2002
                                               -------------------------    -------------------------     -------------------------
Units, beginning of period                                    2,913,063                    1,207,667                            0
Units issued                                                  2,584,395                    2,008,594                    1,306,932
Units redeemed                                               (2,020,439)                    (303,198)                     (99,265)
                                               ------------------------     ------------------------      -----------------------

Units, end of period                                          3,477,019                    2,913,063                    1,207,667
                                               ========================     ========================      =======================

Unit value                                     $14.925609 TO $18.032040     $13.154235 to $15.899955      $9.980766 to $10.446948

Net assets, end of period                      $             52,902,429     $             38,917,810      $            12,159,284

Investment income ratio*                                           0.24%                        0.00%                        1.16%

Expense ratio, lowest to highest**                        0.45% TO 2.05%               0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                      13.30% TO 15.13%             27.12% to 33.72%          (20.15%) to (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         SMALL CAP INDEX TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           -------------------------   ------------------------  -----------------------   -------------------------
Units, beginning
 of period                                4,257,585                  3,204,639                2,180,584                     484,101
Units issued                              1,145,518                  2,536,305                3,042,320                   3,221,674
Units redeemed                           (2,086,269)                (1,483,359)              (2,018,265)                 (1,525,191)
                           ------------------------    -----------------------   ----------------------    ------------------------

Units, end of period                      3,316,834                  4,257,585                3,204,639                   2,180,584
                           ========================    =======================   ======================    ========================

Unit value                 $12.500000 TO $15.868313    $12.50000 to $13.757234   $8.926733 to $12.50000    $11.557294 to $12.432687

Net assets, end of period  $             49,870,620    $            55,344,083   $           29,030,279    $             25,404,652

Investment income ratio*                       0.33%                      0.00%                    0.78%                       2.50%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%             0.45% to 1.90%           0.45% to 1.90%              1.40% to 1.90%

Total return, lowest
 to highest***                      15.11% TO 16.80%           43.05% to 45.13%      (22.95%) to (21.83%)           (4.89%) to 0.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        SMALL CAP INDEX TRUST B
                                         -------------------------------------------------------------------------------------
                                                   2004                           2003                          2002
                                         -------------------------     -------------------------      ------------------------
Units, beginning of period                              2,547,096                       965,858                            0
Units issued                                            2,307,819                     2,048,792                    1,043,986
Units redeemed                                         (1,853,214)                     (467,554)                     (78,128)
                                         ------------------------      ------------------------       ----------------------

Units, end of period                                    3,001,701                     2,547,096                      965,858
                                         ========================      ========================       ======================

Unit value                               $15.528002 TO $19.201669      $13.511860 to $16.716921       $9.475320 to $9.810708

Net assets, end of period                $             47,579,642      $             34,874,227       $            9,220,840

Investment income ratio*                                     0.19%                         0.00%                        2.03%

Expense ratio, lowest to highest**                  0.45% TO 2.05%                0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                14.75% TO 16.60%              33.65% to 44.68%          (24.20%) to (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                CAPITAL APPRECIATION TRUST A
                           --------------------------------------------------------------------------------------------------------
                                    2004                      2003                         2002                     2001
                           ------------------------  ------------------------    -----------------------  -------------------------
Units, beginning
 of period                               5,307,928                 5,316,986                  3,007,088                    78,393
Units issued                             1,320,101                 1,407,210                  3,440,920                 4,487,092
Units redeemed                          (1,899,605)               (1,416,268)                (1,131,022)               (1,558,397)
                           -----------------------   -----------------------     ----------------------   -----------------------

Units, end of period                     4,728,424                 5,307,928                  5,316,986                 3,007,088
                           =======================   =======================     ======================   =======================

Unit value                 $8.171240 TO $11.075538   $7.606320 to $10.304647     $5.978615 to $8.095466   $8.769024 to $11.867934

Net assets, end of period  $            40,611,702   $            42,404,216     $           33,398,913   $            27,008,052

Investment income ratio*                      0.00%                     0.00%                      0.00%                     0.00%

Expense ratio, lowest
 to highest**                        0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%            1.40% to 1.90%

Total return, lowest
 to highest***                       7.27% TO 8.84%          27.04% to 28.89%       (31.92%) to (30.93%)        (24.64%) to (5.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    CAPITAL APPRECIATION TRUST B
                                        ------------------------------------------------------------------------------------
                                                   2004                         2003                          2002
                                        -------------------------     -------------------------     ------------------------
Units, beginning of period                             2,922,667                     1,394,685                           0
Units issued                                           1,733,072                     1,967,451                   1,491,217
Units redeemed                                        (1,689,017)                     (439,469)                    (96,532)
                                        ------------------------      ------------------------      ----------------------

Units, end of period                                   2,966,722                     2,922,667                   1,394,685
                                        ========================      ========================      ======================

Unit value                              $11.951649 TO $15.918119      $11.124546 to $14.861154      $8.742892 to $9.623666

Net assets, end of period               $             38,036,117      $             34,921,858      $           13,117,154

Investment income ratio*                                    0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**                 0.45% TO 2.05%                0.45% to 2.05%              0.45% to 1.90%

Total return, lowest to highest***                 7.01% TO 8.74%              18.81% to 28.77%         (30.06%) to (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    HEALTH SCIENCES TRUST A
                            --------------------------------------------------------------------------------------------------------
                                       2004                      2003                      2002                      2001
                            -------------------------  -------------------------- ------------------------ -------------------------
Units, beginning
 of period                                 5,750,566                  5,117,228                3,324,618                          0
Units issued                               2,227,201                  2,461,329                4,043,663                  4,275,340
Units redeemed                            (2,489,874)                (1,827,991)              (2,251,053)                  (950,722)
                            ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                       5,487,893                  5,750,566                5,117,228                  3,324,618
                            ========================   ========================   ======================   ========================

Unit value                  $14.227479 TO $15.220514   $12.575813 to $13.259362   $9.409123 to $9.777931   $13.180193 to $13.499140

Net assets, end of period   $             80,167,104   $             73,963,540   $           49,049,222   $             44,538,109

Investment income ratio*                        0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%             0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
  to highest***                      13.13% TO 14.79%           33.66% to 35.61%      (28.61%) to (27.57%)            5.44% to 7.99%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 HEALTH SCIENCES TRUST B
                                              ------------------------------------------------------------------------------------
                                                        2004                         2003                           2002
                                              -------------------------    -------------------------     -------------------------
Units, beginning of period                                   3,616,825                    1,477,964                            0
Units issued                                                 4,029,100                    2,545,167                    1,557,193
Units redeemed                                              (3,128,870)                    (406,306)                     (79,229)
                                              ------------------------     ------------------------      -----------------------

Units, end of period                                         4,517,055                    3,616,825                    1,477,964
                                              ========================     ========================      =======================

Unit value                                    $14.424059 TO $16.925244     $12.746949 to $15.002379      $9.534743 to $10.700725

Net assets, end of period                     $             70,754,265     $             50,184,197      $            15,331,070

Investment income ratio*                                          0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                       0.45% TO 2.05%               0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                     12.70% TO 14.53%             19.94% to 35.30%          (23.72%) to (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                     FINANCIAL SERVICES TRUST A
                            --------------------------------------------------------------------------------------------------------
                                       2004                       2003                        2002                     2001
                            -------------------------  -------------------------  -----------------------  -------------------------
Units, beginning
 of period                                 3,423,874                  3,369,781                1,848,318                          0
Units issued                                 869,468                    949,719                2,940,962                  2,591,755
Units redeemed                            (1,284,720)                  (895,626)              (1,419,499)                  (743,437)
                            ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                       3,008,622                  3,423,874                3,369,781                  1,848,318
                            ========================   ========================   ======================   ========================

Unit value                  $13.183353 TO $13.853969   $12.161199 to $12.608019   $9.269250 to $9.538791   $11.493242 to $11.815615

Net assets, end of period   $             40,133,368   $             42,022,538   $           31,448,879   $             21,300,332

Investment income ratio*                        0.36%                      0.18%                    0.00%                      0.05%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%             0.45% to 1.90%           0.45% to 1.90%             1.40% to 1.90%

Total return, lowest
 to highest***                         8.30% TO 9.88%           31.07% to 32.98%     (19.43%) to (18.25%)         (8.05%) to (5.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   FINANCIAL SERVICES TRUST B
                                        ----------------------------------------------------------------------------------
                                                   2004                       2003                          2002
                                        -------------------------   -------------------------    -------------------------
Units, beginning of period                             2,493,124                   1,142,101                            0
Units issued                                           1,957,333                   1,610,549                    1,193,705
Units redeemed                                        (1,782,336)                   (259,526)                     (51,604)
                                        ------------------------    ------------------------     ------------------------

Units, end of period                                   2,668,121                   2,493,124                    1,142,101
                                        ========================    ========================     ========================

Unit value                              $14.446232 TO $16.890066    $13.374740 to $15.645153     $10.218222 to $10.347728

Net assets, end of period               $             39,011,644    $             33,639,298     $             11,720,517

Investment income ratio*                                    0.24%                       0.30%                        0.00%

Expense ratio, lowest to highest**                 0.45% TO 2.05%              0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                 7.85% TO 9.59%            25.08% to 32.80%          (18.25%) to (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  QUANTITATIVE MID CAP TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                  2004                           2003                       2002                     2001
                           -------------------------  -------------------------  ------------------------ --------------------------
Units, beginning
 of period                                  902,610                    884,890                  427,784                          0
Units issued                                699,843                    363,857                  803,847                    518,788
Units redeemed                             (502,432)                  (346,137)                (346,741)                   (91,004)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                      1,100,021                    902,610                  884,890                    427,784
                           ========================   ========================   ======================   ========================

Unit value                 $12.092684 TO $13.307899   $10.416388 to $11.451664   $7.655645 to $8.408113   $10.077137 to $11.056543

Net assets, end of period  $             13,542,613   $              9,549,894   $            6,865,094   $              4,331,032

Investment income ratio*                       0.00%                     0.00%                    0.00%                       0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%             0.45% to 1.90%           0.45% to 1.90%             1.40% to 1.90%

Total return, lowest
 to highest***                      15.98% TO 17.67%           35.93% to 37.91%      (24.11%) to (23.00%)       (19.38%) to (11.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       QUANTITATIVE MID CAP TRUST B
                                            -----------------------------------------------------------------------------------
                                                      2004                         2003                          2002
                                            -------------------------   -------------------------      ------------------------
Units, beginning of period                                   504,810                     211,807                            0
Units issued                                                 663,710                     375,846                      224,084
Units redeemed                                              (460,889)                    (82,843)                     (12,277)
                                            ------------------------    ------------------------       ----------------------

Units, end of period                                         707,631                     504,810                      211,807
                                            ========================    ========================       ======================

Unit value                                  $15.305359 TO $18.146146    $13.199297 to $15.696317       $9.700786 to $9.941092

Net assets, end of period                   $             11,010,392    $              6,766,184       $            2,085,920

Investment income ratio*                                        0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**                     0.45% TO 2.05%              0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                   15.49% TO 17.36%            25.49% to 37.70%          (22.39%) to (20.47%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   STRATEGIC GROWTH TRUST A
                           -------------------------  -----------------------------------------------------------------------------
                                     2004                       2003                     2002                      2001
                           -------------------------  ------------------------  -----------------------  --------------------------
Units, beginning
 of period                                5,490,579                 6,214,843                4,091,308                          0
Units issued                                926,128                 1,163,948                3,934,189                  4,703,515
Units redeemed                           (1,797,500)               (1,888,212)              (1,810,654)                  (612,207)
                           ------------------------   -----------------------   ----------------------   ------------------------

Units, end of period                      4,619,207                 5,490,579                6,214,843                  4,091,308
                           ========================   =======================   ======================   ========================

Unit value                 $10.033502 TO $10.899006   $9.587257 to $10.403829   $7.694426 to $8.341450   $10.887341 to $11.791031

Net assets, end of period  $             47,260,869   $            53,518,186   $           48,489,729   $             44,775,968

Investment income ratio*                       0.00%                     0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                        4.55% TO 6.08%          24.48% to 26.29%     (29.40%) to (28.36%)         (12.90%) to (5.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         STRATEGIC GROWTH TRUST B
                                           ----------------------------------------------------------------------------------------
                                                    2004                             2003                          2002
                                           -------------------------     -------------------------        -------------------------
Units, beginning of period                                2,514,808                     1,267,094                               0
Units issued                                              1,458,826                     1,507,339                       1,344,714
Units redeemed                                           (1,345,652)                     (259,625)                        (77,620)
                                           ------------------------      ------------------------         -----------------------

Units, end of period                                      2,627,982                     2,514,808                       1,267,094
                                           ========================      ========================         =======================

Unit value                                 $12.069021 TO $15.138225      $11.545878 to $14.525660         $9.270921 to $10.448321

Net assets, end of period                  $             34,735,748      $             31,746,699         $            12,855,216

Investment income ratio*                                       0.00%                         0.00%                           0.00%

Expense ratio, lowest to highest**                    0.45% TO 2.05%                0.45% to 2.05%                  0.45% to 1.90%

Total return, lowest to highest***                    4.11% TO 5.80%              16.13% to 26.04%             (25.83%) to (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     ALL CAP VALUE TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                      2004                      2003                       2002                     2001
                           -------------------------  -------------------------   -----------------------  -------------------------
Units, beginning
 of period                                4,535,380                  2,965,864                 1,490,795                          0
Units issued                              2,128,577                  3,170,307                 3,185,746                  2,033,229
Units redeemed                           (1,746,513)                (1,600,791)               (1,710,677)                  (542,434)
                           ------------------------   ------------------------    ----------------------   ------------------------

Units, end of period                      4,917,444                  4,535,380                 2,965,864                  1,490,795
                           ========================   ========================    ======================   ========================

Unit value                 $13.667960 TO $14.363222   $12.001723 to $12.442718    $8.831587 to $9.033519   $12.460579 to $12.553231

Net assets, end of period  $             67,923,997   $             54,842,568    $           26,319,806   $             18,612,296

Investment income ratio*                       0.32%                      0.06%                     0.00%                      0.04%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%             1.40% to 1.90%

Total return, lowest
 to highest***                      13.77% TO 15.43%           35.76% to 37.74%      (29.19%) to (28.16%)           (0.32%) to 0.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      ALL CAP VALUE TRUST B
                                      -------------------------------------------------------------------------------------
                                                2004                          2003                          2002
                                      -------------------------     -------------------------      ------------------------
Units, beginning of period                           2,646,621                       694,057                            0
Units issued                                         4,028,605                     2,255,105                      787,764
Units redeemed                                      (2,549,086)                     (302,541)                     (93,707)
                                      ------------------------      ------------------------       ----------------------

Units, end of period                                 4,126,140                     2,646,621                      694,057
                                      ========================      ========================       ======================

Unit value                            $13.725754 TO $17.279130      $12.051359 to $15.216943       $8.867339 to $9.733648

Net assets, end of period             $             60,281,019      $             34,137,963       $            6,606,814

Investment income ratio*                                  0.20%                         0.12%                        0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***             13.44% TO 15.27%              21.66% to 37.55%          (29.06%) to (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   STRATEGIC VALUE TRUST A
                            --------------------------------------------------------------------------------------------------------
                                       2004                     2003                      2002                      2001
                            -------------------------  ------------------------  -----------------------  --------------------------
Units, beginning
 of period                                 3,372,951                 3,696,921                2,681,025                          0
Units issued                               1,459,612                   950,490                2,279,701                  2,850,412
Units redeemed                            (1,748,270)               (1,274,460)              (1,263,805)                  (169,387)
                            ------------------------   -----------------------   ----------------------   ------------------------

Units, end of period                       3,084,293                 3,372,951                3,696,921                  2,681,025
                            ========================   =======================   ======================   ========================

Unit value                  $11.077918 TO $12.159321   $9.560347 to $10.483095   $7.558594 to $8.279854   $10.571147 to $11.568273

Net assets, end of period   $             34,828,290   $            32,780,038   $           28,348,130   $             28,445,090

Investment income ratio*                        0.34%                     0.02%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             1.40% to 1.90%

Total return, lowest
 to highest***                       15.76% TO 17.45%          26.36% to 28.20%     (28.57%) to (27.52%)         (15.43%) to (7.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           STRATEGIC VALUE TRUST B
                                         -----------------------------------------------------------------------------------------
                                                   2004                             2003                         2002
                                         -------------------------         -------------------------      ------------------------
Units, beginning of period                              1,437,699                           564,306                            0
Units issued                                            1,511,937                         1,057,338                      590,864
Units redeemed                                         (1,159,024)                         (183,945)                     (26,558)
                                         ------------------------          ------------------------       ----------------------

Units, end of period                                    1,790,612                         1,437,699                      564,306
                                         ========================          ========================       ======================

Unit value                               $13.676015 TO $17.278918          $11.804094 to $14.958761       $9.325864 to $9.884967

Net assets, end of period                $             25,435,936          $             17,658,604       $            5,487,662

Investment income ratio*                                     0.24%                             0.11%                        0.00%

Expense ratio, lowest to highest**                  0.45% TO 2.05%                    0.45% to 2.05%               0.45% to 1.90%

Total return, lowest to highest***                15.39% TO 17.26%                  19.59% to 28.10%          (25.39%) to (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     UTILITIES TRUST A
                           --------------------------------------------------------------------------------------------------------
                                     2004                     2003                        2002                     2001
                           -------------------------  ------------------------   ------------------------ -------------------------
Units, beginning
 of period                                2,783,928                 2,405,485                 1,662,099                         0
Units issued                              1,772,165                 1,656,904                 1,737,008                 1,846,094
Units redeemed                           (1,176,261)               (1,278,461)                 (993,622)                 (183,995)
                           ------------------------   -----------------------    ----------------------   -----------------------

Units, end of period                      3,379,832                 2,783,928                 2,405,485                 1,662,099
                           ========================   =======================    ======================   =======================

Unit value                 $11.645930 TO $13.425966   $9.162056 to $10.551871    $6.934069 to $7.977953   $9.234447 to $10.614010

Net assets, end of period  $             40,070,655   $            25,917,966    $           16,927,283   $            15,443,876

Investment income ratio*                       0.85%                     1.17%                     0.01%                     0.94%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            1.40% to 1.90%

Total return, lowest
 to highest***                      26.98% TO 28.84%          32.00% to 33.92%       (24.99%) to (23.89%)      (26.12%) to (15.09%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        UTILITIES TRUST B
                                       ----------------------------------------------------------------------------------------
                                                  2004                          2003                           2002
                                       -------------------------     -------------------------       --------------------------
Units, beginning of period                            1,379,511                       602,846                               0
Units issued                                          1,843,966                     1,019,043                         642,772
Units redeemed                                       (1,279,174)                     (242,378)                        (39,926)
                                       ------------------------      ------------------------        ------------------------

Units, end of period                                  1,944,303                     1,379,511                         602,846
                                       ========================      ========================        ========================

Unit value                             $16.807837 TO $19.047878      $13.222661 to $15.030005        $10.012642 to $10.952499

Net assets, end of period              $             34,697,150      $             19,355,929        $              6,414,433

Investment income ratio*                                   0.63%                         1.49%                           0.00%

Expense ratio, lowest to highest**                0.45% TO 2.05%                0.45% to 2.05%                  0.45% to 1.90%

Total return, lowest to highest***              26.61% TO 28.65%              20.16% to 33.65%             (19.90%) to (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP VALUE TRUST A
                          --------------------------------------------------------------------------------------------------------
                                   2004                        2003                      2002                     2001
                          ------------------------- ------------------------- -------------------------- -------------------------
Units, beginning
 of period                              13,081,721                13,412,921                 5,472,993                          0
Units issued                             4,232,248                 5,004,204                12,133,178                  6,029,159
Units redeemed                          (3,588,329)               (5,335,404)               (4,193,250)                  (556,166)
                          ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                    13,725,640                13,081,721                13,412,921                  5,472,993
                          ========================  ========================  ========================   ========================

Unit value                $17.183136 TO $18.056979  $14.057453 to $14.573841  $11.417401 to $11.678238   $12.932106 to $13.049955

Net assets, end of period $            238,327,202  $            185,295,774  $            153,879,553   $             70,920,450

Investment income ratio*                      0.47%                     0.41%                     0.00%                      0.49%

Expense ratio, lowest
 to highest**                        0.45% TO 1.90%           0.45% to 1.90%             0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                     22.11% TO 23.90%          23.00% to 24.79%       (11.80%) to (10.51%)            3.46% to 4.40%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP VALUE TRUST B
                                       --------------------------------------------------------------------------------------
                                                2004                          2003                          2002
                                       -------------------------    -------------------------      --------------------------
Units, beginning of period                           10,325,946                    5,026,567                              0
Units issued                                          9,581,368                    6,236,058                      5,296,863
Units redeemed                                       (6,618,977)                    (936,679)                      (270,296)
                                       ------------------------     ------------------------       ------------------------

Units, end of period                                 13,288,331                   10,325,946                      5,026,567
                                       ========================     ========================       ========================

Unit value                             $16.190566 TO $19.012002     $13.284836 to $15.607730       $10.819828 to $11.425215

Net assets, end of period              $            219,967,602     $            139,572,333       $              54,988,401

Investment income ratio*                                   0.32%                        0.54%                          0.00%

Expense ratio, lowest to highest**                0.45% TO 2.05%               0.45% to 2.05%                 0.45% to 1.90%

Total return, lowest to highest***              21.69% TO 23.66%             22.78% to 25.03%             (13.44%) to (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       FUNDAMENTAL VALUE TRUST A
                            ----------------------------------------------------------------------------  ------------------------
                                      2004                        2003                     2002                     2001
                            ------------------------   ------------------------  ----------------------   ------------------------
Units, beginning of period                13,199,378                 13,514,874               7,753,409                          0
Units issued                               3,318,976                  2,295,081               8,580,308                  8,181,898
Units redeemed                            (3,146,693)                (2,610,577)             (2,818,843)                  (428,489)
                            ------------------------   ------------------------  ----------------------   ------------------------

Units, end of period                      13,371,661                 13,199,378              13,514,874                  7,753,409
                            ========================   ========================  ======================   ========================

Unit value                  $13.354405 TO $14.033624   $12.162388 to $12.694757  $9.537531 to $9.945065   $11.588922 to $12.072032

Net assets, end of period   $            181,040,982   $            162,347,218  $          130,027,860   $             90,187,236

Investment income ratio*                        0.46%                      0.28%                   0.10%                      0.00%

Expense ratio, lowest to
highest**                              0.45% TO 1.90%             0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                            9.69% TO 11.30%           27.39% to 29.25%     (17.78%) to (16.58%)         (7.29%) to (3.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FUNDAMENTAL VALUE TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                        2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          8,508,595                  4,058,964                          0
Units issued                                        9,323,689                  5,010,895                  4,200,434
Units redeemed                                     (5,910,534)                  (561,264)                  (141,470)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                               11,921,750                  8,508,595                  4,058,964

                                     ========================   ========================   ========================

Unit value                           $14.647175 TO $16.815903   $13.395703 to $15.386843   $10.536441 to $10.634130

Net assets, end of period            $            176,399,399   $            114,784,432   $             42,897,307

Investment income ratio*                                 0.31%                      0.38%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             9.18% TO 10.94%           23.01% to 28.99%        (15.71%) to (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   EMERGING GROWTH TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                            232,343                          0
Units issued                                          912,644                    331,546
Units redeemed                                       (671,619)                   (99,203)
                                     ------------------------   ------------------------

Units, end of period                                  473,368                    232,343
                                     ========================   ========================

Unit value                           $16.837596 TO $17.290406   $16.116569 to $16.286591

Net assets, end of period            $              8,036,550   $              3,757,839

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***              4.47% TO 6.16%           28.93% to 30.29%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  NATURAL RESOURCES TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                          1,515,413                          0
Units issued                                        5,544,565                  1,721,831
Units redeemed                                     (3,190,222)                  (206,418)
                                     ------------------------   ------------------------

Units, end of period                                3,869,756                  1,515,413
                                     ========================   ========================

Unit value                           $21.558188 TO $22.137598   $17.739809 to $17.926997

Net assets, end of period            $             84,076,012   $             26,966,539

Investment income ratio*                                 0.05%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            21.52% TO 23.49%           41.87% to 43.42%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP CORE TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                          1,074,394                          0
Units issued                                        2,691,329                  1,123,292
Units redeemed                                     (1,626,817)                   (48,898)
                                     ------------------------   ------------------------

Units, end of period                                2,138,906                  1,074,394
                                     ========================   ========================

Unit value                           $16.878461 TO $17.332496   $15.095447 to $15.254859

Net assets, end of period            $             36,390,057   $             16,268,884

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            11.81% TO 13.62%           20.76% to 22.04%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 QUANTITATIVE ALL CAP TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                             38,027                          0
Units issued                                          199,152                     40,053
Units redeemed                                       (113,247)                    (2,026)
                                     ------------------------   ------------------------

Units, end of period                                  123,932                     38,027
                                     ========================   ========================

Unit value                           $17.233077 TO $17.696580   $15.339873 to $15.501820

Net assets, end of period            $              2,151,762   $                585,046

Investment income ratio*                                 0.89%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            12.34% TO 14.16%           22.28% to 24.01%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LARGE CAP VALUE TRUST B
                                     ---------------------------------------------------
                                                2004                       2003
                                     ------------------------   ------------------------
Units, beginning of period                            356,796                          0
Units issued                                        3,229,488                    504,139
Units redeemed                                     (1,719,807)                  (147,343)
                                     ------------------------   ------------------------

Units, end of period                                1,866,477                    356,796
                                     ========================   ========================

Unit value                           $18.719780 TO $19.223148   $15.722930 to $15.888873

Net assets, end of period            $             35,227,543   $              5,627,747

Investment income ratio*                                 0.80%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            19.06% TO 20.99%           25.54% to 27.11%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               SMALL CAP OPPORTUNITIES TRUST B
                                     ---------------------------------------------------
                                                2004                       2003
                                     ------------------------   ------------------------
Units, beginning of period                            861,634                          0
Units issued                                        2,161,531                    946,956
Units redeemed                                     (1,569,140)                   (85,322)
                                     ------------------------   ------------------------

Units, end of period                                1,454,025                    861,634
                                     ========================   ========================

Unit value                           $21.201227 TO $21.771180   $17.246575 to $17.428487

Net assets, end of period            $             31,064,407   $             14,904,275

Investment income ratio*                                 0.05%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            22.93% TO 24.92%           37.81% to 39.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SPECIAL VALUE TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                            121,717                          0
Units issued                                          689,971                    156,879
Units redeemed                                       (430,146)                   (35,162)
                                     ------------------------   -------------------------

Units, end of period                                  381,542                    121,717
                                     ========================   ========================

Unit value                           $18.318383 TO $18.810991   $15.588845 to $15.753409

Net assets, end of period            $              7,044,658   $              1,903,124

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            17.51% TO 19.41%           24.71% to 26.03%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    REAL RETURN BOND TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                          4,934,219                          0
Units issued                                       11,782,761                  5,981,698
Units redeemed                                     (7,648,515)                (1,047,479)
                                     ------------------------   ------------------------

Units, end of period                                9,068,465                  4,934,219
                                     ========================   ========================

Unit value                           $13.766871 TO $14.137482   $12.924535 to $13.061280

Net assets, end of period            $            125,768,922   $             63,957,704

Investment income ratio*                                 0.28%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***              6.52% TO 8.24%             2.46% to 4.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               GREAT COMPANIES AMERICA TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                             39,774                          0
Units issued                                           60,722                     41,017
Units redeemed                                        (79,535)                    (1,243)
                                     ------------------------   ------------------------

Units, end of period                                   20,961                     39,774
                                     ========================   ========================

Unit value                           $13.855506 TO $14.171708   $13.892531 to $13.983394

Net assets, end of period            $                292,248   $                553,555

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            (0.27%) TO 1.35%           11.14% to 11.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AMERICAN INTERNATIONAL TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                          3,751,895                          0
Units issued                                       19,570,059                  4,335,560
Units redeemed                                     (8,531,831)                  (583,665)
                                     ------------------------   ------------------------

Units, end of period                               14,790,123                  3,751,895
                                     ========================   ========================

Unit value                           $19.121188 TO $19.635294   $16.437377 to $16.610885

Net assets, end of period            $            284,895,624   $             61,859,052

Investment income ratio*                                 0.29%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***            16.33% TO 18.21%           30.62% to 32.89%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   AMERICAN GROWTH TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                         16,805,110                          0
Units issued                                       43,931,981                 17,406,701
Units redeemed                                    (21,575,006)                  (601,591)
                                     ------------------------   ------------------------

Units, end of period                               39,162,085                 16,805,110
                                     ========================   ========================

Unit value                           $16.669113 TO $17.117467   $15.204047 to $15.364552

Net assets, end of period            $            657,625,297   $            256,281,247

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***             9.64% TO 11.41%           21.63% to 22.92%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AMERICAN BLUE-CHIP INCOME & GROWTH TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                          5,501,544                          0
Units issued                                       10,451,243                  5,669,861
Units redeemed                                     (6,034,436)                  (168,317)
                                     ------------------------   ------------------------

Units, end of period                                9,918,351                  5,501,544
                                     ========================   ========================

Unit value                           $16.286664 TO $16.724703   $15.233642 to $15.394465

Net assets, end of period            $            162,746,850   $             84,056,664

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***              6.91% TO 8.64%           21.73% to 23.16%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AMERICAN GROWTH-INCOME TRUST B
                                     ----------------------------------------------------
                                                2004                       2003
                                     ------------------------   -------------------------
Units, beginning of period                         11,245,767                          0
Units issued                                       37,581,104                 11,585,190
Units redeemed                                    (17,603,537)                  (339,423)
                                     ------------------------   ------------------------

Units, end of period                               31,223,334                 11,245,767
                                     ========================   ========================

Unit value                           $16.486348 TO $16.929780   $15.322435 to $15.484195

Net assets, end of period            $            518,556,403   $            172,840,512

Investment income ratio*                                 0.22%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%

Total return, lowest to highest***              7.60% TO 9.34%           22.15% to 23.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         AMERICAN CENTURY -        PIMCO VIT ALL ASSET
                                           SMALL COMPANY               PORTFOLIO                 CORE EQUITY
                                      ------------------------  ------------------------  ------------------------
                                                  2004                    2004                        2004
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                                   0                         0                         0
Units issued                                           717,871                 1,908,343                 3,177,175
Units redeemed                                        (266,967)                 (757,444)               (1,233,772)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   450,904                 1,150,899                 1,943,403
                                      ========================  ========================  ========================

Unit value                            $15.004776 TO $15.164719  $13.811900 TO $13.959146  $14.018233 TO $14.167683

Net assets, end of period             $              6,787,917  $             15,951,082  $             27,320,430

Investment income ratio*                                  0.00%                     4.61%                     0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%            0.45% TO 2.05%            0.45% TO 2.05%

Total return, lowest to highest***             20.04% TO 21.32%          10.50% TO 11.67%          12.15% TO 13.34%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             CLASSIC VALUE         QUANTITATIVE VALUE     US GLOBAL LEADERS GROWTH
                                      ------------------------  ------------------------  ------------------------
                                                 2004                     2004                     2004
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                                   0                         0                         0
Units issued                                           948,479                    69,919                   414,927
Units redeemed                                        (398,539)                  (35,244)                 (152,747)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   549,940                    34,675                   262,180
                                      ========================  ========================  ========================

Unit value                            $13.709034 TO $13.855191  $14.462180 TO $14.616340  $13.032206 TO $13.171171

Net assets, end of period             $              7,562,872  $                503,290  $              3,426,175

Investment income ratio*                                  0.28%                     0.00%                     0.58%

Expense ratio, lowest to highest**               0.45% TO 2.05%            0.45% TO 2.05%            0.45% TO 2.05%

Total return, lowest to highest***              9.67% TO 10.84%          15.70% TO 16.93%            4.26% TO 5.37%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 JOHN HANCOCK VST INTL'     JOHN HANCOCK VST INTL'
                                          STRATEGIC INCOME         EQ INDEX TRUST A            EQ INDEX TRUST B
                                      ------------------------  ------------------------   ------------------------
                                                 2004                    2004                       2004
                                      ------------------------  ------------------------   ------------------------
Units, beginning of period                                   0                         0                          0
Units issued                                           841,876                 1,911,249                  2,473,991
Units redeemed                                        (326,932)                 (331,504)                  (884,184)
                                      ------------------------  ------------------------   ------------------------

Units, end of period                                   514,944                 1,579,745                  1,589,807
                                      ========================  ========================   ========================

Unit value                            $13.424880 TO $13.568000   14.620416 TO $14.761597   $14.582668 TO $14.738133

Net assets, end of period             $              6,934,148  $             23,155,070   $             23,245,061

Investment income ratio*                                  2.70%                     0.49%                      0.37%

Expense ratio, lowest to highest**               0.45% TO 2.05%            0.45% TO 1.90%             0.45% TO 2.05%

Total return, lowest to highest***               7.40% TO 8.54%          16.96% TO 18.09%           16.66% TO 17.91%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCUDDER 21ST CENTURY GROWTH TRUST B
                                      ----------------------------------------------------------------------------
                                                 2004                      2003                      2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             305,221                    11,722                         0
Units issued                                           210,937                   315,264                    11,768
Units redeemed                                        (163,966)                  (21,765)                      (46)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   352,192                   305,221                    11,722
                                      ========================  ========================  ========================

Unit value                            $16.171374 TO $19.163946  $14.926068 to $17.573287  $13.651655 to $13.667541

Net assets, end of period             $              6,675,546  $              5,338,000  $                160,185

Investment income ratio*                                  0.00%                     0.00%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***               8.34% TO 9.05%          19.41% to 28.58%            9.21% to 9.34%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER CAPITAL GROWTH TRUST B
                                      ----------------------------------------------------------------------------
                                                2004                      2003                      2002
                                      -----------------------   ------------------------  ------------------------
Units, beginning of period                            770,599                     33,637                         0
Units issued                                          348,903                    796,945                    33,649
Units redeemed                                        (88,754)                   (59,983)                      (12)
                                      -----------------------   ------------------------  ------------------------

Units, end of period                                1,030,748                    770,599                    33,637
                                      =======================   ========================  ========================

Unit value                            $15.315471 TO 18.089923   $14.535228 to $17.056831  $13.656079 to $13.671980

Net assets, end of period             $            18,533,852   $             13,098,059  $                459,792

Investment income ratio*                                 0.17%                      0.13%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 2.05%             1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***              5.37% TO 6.06%           16.28% to 24.76%            9.25% to 9.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER GLOBAL DISCOVERY TRUST B
                                      ----------------------------------------------------------------------------
                                                  2004                     2003                    2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             312,008                     9,992                         0
Units issued                                           294,899                   330,022                    10,008
Units redeemed                                         (55,913)                  (28,006)                      (16)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   550,994                   312,008                     9,992
                                      ========================  ========================  ========================

Unit value                            $20.632821 TO $25.524943  $17.105940 to $21.024402  $14.314791 to $14.331432

Net assets, end of period             $             13,912,135  $              6,486,947  $                143,147

Investment income ratio*                                  0.00%                     0.00%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***             20.62% TO 21.41%          36.85% to 46.70%          14.52% to 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            SCUDDER GROWTH & INCOME TRUST B
                                      ----------------------------------------------------------------------------
                                                  2004                      2003                     2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             523,189                    21,020                         0
Units issued                                           563,191                   542,400                    21,020
Units redeemed                                        (177,558)                  (40,231)                        0
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   908,822                   523,189                    21,020
                                      ========================  ========================  ========================

Unit value                            $15.778530 TO $18.472602  $14.671334 to $17.064795  $13.658976 to $13.674880

Net assets, end of period             $             16,632,572  $              8,843,843  $                287,330

Investment income ratio*                                  0.47%                     0.56%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***               7.55% TO 8.25%          17.37% to 24.79%            9.27% to 9.40%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER HEALTH SCIENCES TRUST B
                                      ----------------------------------------------------------------------------
                                                 2004                       2003                    2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             547,903                    24,517                         0
Units issued                                           325,344                   557,024                    24,546
Units redeemed                                         (78,450)                  (33,638)                      (29)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   794,797                   547,903                    24,517
                                      ========================  ========================  ========================

Unit value                            $15.882498 TO $18.427791  $14.851180 to $17.119230  $13.016994 to $13.032160

Net assets, end of period             $             14,542,149  $              9,317,711  $                319,405

Investment income ratio*                                  0.00%                     0.00%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***               6.94% TO 7.64%          18.81% to 31.36%            4.14% to 4.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCUDDER INTERNATIONAL TRUST B
                                      ----------------------------------------------------------------------------
                                                 2004                      2003                    2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             677,382                    41,198                         0
Units issued                                           822,209                   693,148                    43,594
Units redeemed                                        (111,871)                  (56,964)                   (2,396)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                 1,387,720                   677,382                    41,198
                                      ========================  ========================  ========================

Unit value                            $17.886306 TO $19.230024  $15.706761 to $16.777081  $13.326481 to $13.341991

Net assets, end of period             $             26,512,699  $             11,323,108  $                549,487

Investment income ratio*                                  0.88%                     0.42%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***             13.88% TO 14.62%          25.12% to 25.82%            6.61% to 6.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER AGGRESSIVE GROWTH TRUST B
                                      ----------------------------------------------------------------------------
                                                  2004                     2003                     2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             145,895                     5,538                         0
Units issued                                            74,793                   160,631                     5,545
Units redeemed                                         (16,697)                  (20,274)                       (7)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   203,991                   145,895                     5,538
                                      ========================  ========================  ========================

Unit value                            $15.354185 TO $19.806314  $15.127128 to $19.386626  $14.717109 to $14.734222

Net assets, end of period             $              3,992,682  $              2,799,825  $                 81,574

Investment income ratio*                                  0.00%                     0.00%                     0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%            1.40% to 2.05%            1.40% to 1.90%

Total return, lowest to highest***               1.50% TO 2.16%          21.02% to 31.58%          17.74% to 17.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCUDDER BLUE CHIP TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                      2003                     2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           831,134                     28,345                          0
Units issued                                         612,626                    828,691                     28,345
Units redeemed                                       (89,856)                   (25,902)                         0
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,353,904                    831,134                     28,345
                                    ========================   ========================   ========================

Unit value                          $16.983992 TO $19.204489   $15.002953 to $16.854301   $13.467503 to $13.483188

Net assets, end of period                         25,841,316   $             13,944,698   $                382,093

Investment income ratio*                                0.22%                      0.14%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           13.20% TO 13.94%           20.02% to 25.00%             7.74% to 7.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    SCUDDER CONTARIAN VALUE TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           798,535                     35,962                          0
Units issued                                         823,302                    792,070                     35,973
Units redeemed                                      (157,894)                   (29,497)                       (11)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,463,943                    798,535                     35,962
                                    ========================   ========================   ========================

Unit value                          $16.631297 TO $19.739537   $15.482726 to $18.256976   $13.989593 to $14.005872

Net assets, end of period           $             28,666,689   $             14,514,037   $                503,424

Investment income ratio*                                0.96%                      0.75%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             7.42% TO 8.12%           23.86% to 30.35%           11.92% to 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SCUDDER GLOBAL BLUE CHIP TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           291,910                     14,519                          0
Units issued                                         137,008                    295,543                     14,544
Units redeemed                                       (22,073)                   (18,152)                       (25)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 406,845                    291,910                     14,519
                                    ========================   ========================   ========================

Unit value                          $17.767782 TO $19.535703   $15.863150 to $17.328288   $13.610021 to $13.625858

Net assets, end of period           $              7,907,748   $              5,041,675   $                197,818

Investment income ratio*                                0.67%                      0.06%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           12.01% TO 12.74%           26.54% to 27.17%             8.88% to 9.01%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER GOVERNMENT SECURITIES TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                     2003                         2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         2,715,378                    213,945                          0
Units issued                                       1,616,487                  4,921,859                    216,284
Units redeemed                                    (1,184,552)                (2,420,426)                    (2,339)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               3,147,313                  2,715,378                    213,945
                                    ========================   ========================   ========================

Unit value                          $12.598247 TO $12.911981   $12.441999 to $12.668989   $12.602109 to $12.616785

Net assets, end of period           $             40,458,550   $             34,318,343   $              2,698,159

Investment income ratio*                                2.23%                      2.48%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             1.26% TO 1.92%           (0.46%) to 0.41%             0.82% to 0.93%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCUDDER GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           352,677                      9,501                          0
Units issued                                         387,972                    382,687                      9,507
Units redeemed                                       (44,526)                   (39,511)                        (6)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 696,123                    352,677                      9,501
                                    ========================   ========================   ========================

Unit value                          $14.663956 TO $17.303433   $14.286326 to $16.748311   $13.659883 to $13.675788

Net assets, end of period           $             11,936,090   $              5,862,383   $                129,834

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             2.64% TO 3.31%           14.29% to 22.47%             9.28% to 9.41%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCUDDER HIGH INCOME TRUST B
                                    ------------------------------------------------------------------------------
                                                2004                      2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         1,951,343                     73,196                          0
Units issued                                         883,826                  2,106,247                     75,768
Units redeemed                                      (403,854)                  (228,100)                    (2,572)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               2,431,315                  1,951,343                     73,196
                                    ========================   ========================   ========================

Unit value                          $15.143753 TO $17.975333   $13.792324 to $16.264897   $13.270938 to $13.286385

Net assets, end of period           $             43,290,320   $             31,510,877   $                972,071

Investment income ratio*                                6.57%                      3.70%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           9.80% TO $10.52%           10.34% to 22.42%             6.17% to 6.29%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER INTERNATIONAL SELECT EQUITY TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                      2003                        2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           857,325                     23,770                          0
Units issued                                         685,592                    874,995                     23,833
Units redeemed                                      (104,575)                   (41,440)                       (63)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,438,342                    857,325                     23,770
                                    ========================   ========================   ========================

Unit value                          $18.550479 TO $20.096540   $16.069136 to $17.295376   $13.535953 to $13.551701

Net assets, end of period           $             28,733,996   $             14,774,360   $                322,043

Investment income ratio*                                0.57%                      0.59%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           15.44% TO 16.20%           26.99% to 28.72%             8.29% to 8.41%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCUDDER FIXED INCOME TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                      2003                        2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         3,043,756                    120,555                          0
Units issued                                       2,620,963                  3,388,234                    121,410
Units redeemed                                      (605,616)                  (465,033)                      (855)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               5,059,103                  3,043,756                    120,555
                                    ========================   ========================   ========================

Unit value                          $12.863403 TO $13.425361   $12.613118 to $13.078606   $12.645718 to $12.660448

Net assets, end of period           $             67,586,089   $             39,706,413   $              1,525,858

Investment income ratio*                                2.65%                      1.74%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             1.98% TO 2.65%             0.90% to 3.30%             1.17% to 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER MONEY MARKET TRUST B
                                    ------------------------------------------------------------------------------
                                             2004                        2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         3,757,682                    214,724                          0
Units issued                                       3,156,324                  6,168,615                    266,585
Units redeemed                                    (4,453,569)                (2,625,657)                   (51,861)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               2,460,437                  3,757,682                    214,724
                                    ========================   ========================   ========================

Unit value                          $12.127139 TO $12.263477   $12.295779 to $12.371821   $12.479151 to $12.493692

Net assets, end of period           $             30,041,701   $             46,360,033   $              2,680,650

Investment income ratio*                                0.46%                      0.29%                      0.19%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***          (1.52%) TO (0.88%)         (1.47%) to (0.98%)         (0.17%) to (0.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER SMALL CAP GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                     2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           705,868                     31,535                          0
Units issued                                         431,913                    701,285                     31,537
Units redeemed                                       (71,968)                   (26,952)                        (2)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,065,813                    705,868                     31,535
                                    ========================   ========================   ========================

Unit value                          $16.195923 TO $20.294917   $14.955892 to $18.619291   $14.232268 to $14.248827

Net assets, end of period           $             21,382,124   $             13,028,627   $                449,216

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             8.29% TO 9.00%           19.65% to 30.67%           13.86% to 13.99%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SCUDDER TECHNOLOGY GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                     2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           392,439                     19,604                          0
Units issued                                         220,571                    394,337                     19,614
Units redeemed                                       (72,926)                   (21,502)                       (10)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 540,084                    392,439                     19,604
                                    ========================   ========================   ========================

Unit value                          $15.960535 TO $22.681308   $16.054894 to $22.667138   $15.706222 to $15.724471

Net assets, end of period           $             12,053,602   $              8,737,053   $                308,157

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           (0.59%) TO 0.06%           28.44% to 44.15%           25.65% to 25.80%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCUDDER TOTAL RETURN TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                     2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         1,158,290                     60,822                          0
Units issued                                         394,242                  1,255,034                     60,831
Units redeemed                                       (94,904)                  (157,566)                        (9)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,457,628                  1,158,290                     60,822
                                    ========================   ========================   ========================

Unit value                          $14.319098 TO $16.034061   $13.741888 TO $15.287760   $13.172728 to $13.188068

Net assets, end of period           $             23,218,323   $             17,619,213   $                801,710

Investment income ratio*                                1.15%                      1.29%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***             4.20% TO 4.88%            9.94% TO 15.92%             5.38% to 5.50%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCUDDER DAVIS VENTURE VALUE TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                       2003                     2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         1,377,044                     47,999                          0
Units issued                                       1,009,197                  1,371,912                     48,110
Units redeemed                                      (111,894)                   (42,867)                      (111)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               2,274,347                  1,377,044                     47,999
                                    ========================   ========================   ========================

Unit value                          $16.729316 TO $19.773687   $15.326777 to $17.998252   $14.086566 to $14.102955

Net assets, end of period           $             44,601,666   $             24,648,088   $                676,768

Investment income ratio*                                0.04%                      0.15%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             9.15% TO 9.86%           22.61% to 27.62%           12.69% to 12.82%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER DREMAN FINANCIAL SERVICES TRUST B
                                    ------------------------------------------------------------------------------
                                                2004                      2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           447,474                     26,561                          0
Units issued                                         222,183                    441,491                     26,567
Units redeemed                                       (55,613)                   (20,578)                        (6)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 614,044                    447,474                     26,561
                                    ========================   ========================   ========================

Unit value                          $15.853784 TO $20.232247   $14.514166 to $18.402350   $14.593659 to $14.610637

Net assets, end of period           $             12,319,354   $              8,170,822   $                387,948

Investment income ratio*                                1.06%                      0.66%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             9.23% TO 9.94%           16.11% to 25.95%           16.75% to 16.89

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            SCUDDER DREMAN HIGH RETURN EQUITY TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                     2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         3,192,270                    150,160                          0
Units issued                                       1,600,855                  3,153,321                    150,953
Units redeemed                                      (265,852)                  (111,211)                      (793)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               4,527,273                  3,192,270                    150,160
                                    ========================   ========================   ========================

Unit value                          $17.526483 TO $21.173358   $15.744807 to $18.897440   $14.557921 to $14.575850

Net assets, end of period           $             95,077,283   $             59,965,899   $              2,187,952

Investment income ratio*                                1.15%                      0.80%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           11.32% TO 12.04%           25.96% to 29.66%           16.46% to 16.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER DREMAN SMALL CAP VALUE TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                      2003                        2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         1,482,074                     84,035                          0
Units issued                                         907,405                  1,490,955                     84,179
Units redeemed                                      (171,865)                   (92,916)                      (144)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               2,217,614                  1,482,074                     84,035
                                    ========================   ========================   ========================

Unit value                          $20.310102 TO $23.607763   $16.516165 to $19.073169   $13.639007 to $13.654885

Net assets, end of period           $             51,954,709   $             28,118,023   $              1,147,151

Investment income ratio*                                0.45%                      0.43%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           22.97% TO 23.77%           32.13% to 39.68%             9.11% to 9.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER EAGLE FOCUSED LARGE CAP GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                    2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           730,154                     32,567                          0
Units issued                                         840,045                    731,686                     32,647
Units redeemed                                      (144,466)                   (34,099)                       (80)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,425,733                    730,154                     32,567
                                    ========================   ========================   ========================

Unit value                          $14.392702 TO $17.039235   $14.472620 to $17.022514   $13.669256 to $13.685173

Net assets, end of period           $             24,149,520   $             12,395,938   $                445,580

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           (0.55%) TO 0.10%           15.78% to 24.39%             9.35% to 9.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER FOCUS VALUE & GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           320,308                     26,639                          0
Units issued                                         173,569                    330,978                     26,750
Units redeemed                                       (41,425)                   (37,309)                      (111)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 452,452                    320,308                     26,639
                                    ========================   ========================   ========================

Unit value                          $16.506008 TO $20.185513   $15.191043 to $18.456762   $14.132584 to $14.149028

Net assets, end of period           $              9,070,209   $              5,885,722   $                376,746

Investment income ratio*                                0.41%                      0.62%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             8.66% TO 9.37%           21.53% to 30.45%           13.06% to 13.19%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SCUDDER INDEX 500 TRUST B
                                    ------------------------------------------------------------------------------
                                             2004                       2003                         2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         1,695,834                     82,467                          0
Units issued                                       1,711,321                  1,903,764                     84,389
Units redeemed                                      (845,237)                  (290,397)                    (1,922)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               2,561,918                  1,695,834                     82,467
                                    ========================   ========================   ========================

Unit value                          $16.046093 TO $19.115976   $14.892595 to $17.626575   $13.995178 to $14.011463

Net assets, end of period           $             48,518,078   $             29,666,525   $              1,154,883

Investment income ratio*                                0.52%                      0.39%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             7.75% TO 8.45%           19.14% to 25.80%           11.96% to 12.09%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER INVESCO DYNAMIC GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                        2003                    2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           212,655                      6,564                          0
Units issued                                          84,719                    219,697                      6,565
Units redeemed                                       (26,880)                   (13,606)                        (1)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 270,494                    212,655                      6,564
                                    ========================   ========================   ========================

Unit value                          $16.878005 TO $21.115038   $15.458597 to $19.213671   $14.388700 to $14.405433

Net assets, end of period           $              5,631,585   $              4,056,919   $                 94,543

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             9.18% TO 9.90%           23.67% to 33.38%           15.11% to 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            SCUDDER JANUS GROWTH & INCOME TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                   2003                        2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           770,491                     27,965                          0
Units issued                                         514,524                    772,628                     28,010
Units redeemed                                      (111,857)                   (30,102)                       (45)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,173,158                    770,491                     27,965
                                    ========================   ========================   ========================

Unit value                          $15.693817 TO $18.203682   $14.420970 to $16.618620   $13.524537 to $13.540286

Net assets, end of period           $             21,208,994   $             12,737,216   $                378,535

Investment income ratio*                                0.00%                      0.21%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             8.83% TO 9.54%           15.37% to 22.22%             8.20% to 8.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                     2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           301,022                     12,420                          0
Units issued                                         114,668                    325,676                     12,420
Units redeemed                                       (32,531)                   (37,074)                         0
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 383,159                    301,022                     12,420
                                    ========================   ========================   ========================

Unit value                          $15.998950 TO $19.087533   $14.554111 to $17.251027   $13.841733 to $13.857843

Net assets, end of period           $              7,238,631   $              5,149,297   $                172,031

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***            9.93% TO 10.65%           16.43% to 24.49%           10.73% to 10.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            SCUDDER MFS STRATEGIC VALUE TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                     2003                         2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           580,418                     23,460                          0
Units issued                                         758,516                    573,680                     23,469
Units redeemed                                      (107,928)                   (16,722)                        (9)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                               1,231,006                    580,418                     23,460
                                    ========================   ========================   ========================

Unit value                          $17.175556 TO $20.909517   $14.933894 to $18.062460   $14.480405 to $14.497241

Net assets, end of period           $             25,500,394   $             10,393,987   $                340,021

Investment income ratio*                                0.07%                      0.11%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***           15.01% TO 15.76%           19.47% to 24.59%           15.84% to 15.98%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER OAK STRATEGIC EQUITY TRUST B
                                    ------------------------------------------------------------------------------
                                             2004                        2003                      2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           412,570                     22,947                          0
Units issued                                         416,587                    416,659                     23,037
Units redeemed                                       (85,935)                   (27,036)                       (90)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 743,222                    412,570                     22,947
                                    ========================   ========================   ========================

Unit value                          $15.530856 TO $22.439299   $15.715414 to $22.558419   $15.321982 to $15.339790

Net assets, end of period           $             16,277,638   $              9,133,675   $                351,881

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***          (1.17%) TO (0.53%)          25.72% to 47.06%           22.58% to 22.72%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER TURNER MID CAP GROWTH TRUST B
                                    ------------------------------------------------------------------------------
                                               2004                     2003                        2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                           582,153                     41,201                          0
Units issued                                         334,559                    598,650                     42,331
Units redeemed                                      (105,469)                   (57,698)                    (1,130)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                 811,243                    582,153                     41,201
                                    ========================   ========================   ========================

Unit value                          $17.768938 TO $22.271942   $16.394608 to $20.415849   $13.965366 to $13.981623

Net assets, end of period           $             17,921,276   $             11,792,656   $                575,949

Investment income ratio*                                0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 2.05%             1.40% to 1.90%

Total return, lowest to highest***             8.38% TO 9.09%           31.16% to 46.02%           11.72% to 11.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER REAL ESTATE TRUST B
                                      ---------------------------------------------------
                                                2004                       2003
                                      ------------------------   ------------------------
Units, beginning of period                             395,759                          0
Units issued                                           635,242                    421,703
Units redeemed                                        (103,543)                   (25,944)
                                      ------------------------   ------------------------

Units, end of period                                   927,458                    395,759
                                      ========================   ========================

Unit value                            $19.495770 TO $19.707109   $15.222660 to $15.287771

Net assets, end of period             $             18,216,106   $              6,042,591

Investment income ratio*                                  0.59%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 2.05%             1.40% to 2.05%

Total return, lowest to highest***             28.07% TO 28.91%           21.78% to 22.30%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER STRATEGIC INCOME TRUST B
                                       -----------------------------------------------------
                                                  2004                        2003
                                       ------------------------     ------------------------
Units, beginning of period                              496,768                            0
Units issued                                            680,867                      607,519
Units redeemed                                         (197,131)                    (110,751)
                                       ------------------------     ------------------------

Units, end of period                                    980,504                      496,768
                                       ========================     ========================

Unit value                             $13.434326 TO $13.580089     $12.665919 to $12.720176

Net assets, end of period              $             13,270,281     $              6,309,666

Investment income ratio*                                   0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%

Total return, lowest to highest***                6.07% TO 6.76%               1.33% to 1.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER CONSERVATIVE        SCUDDER GROWTH & INCOME     SCUDDER INCOME & GROWTH
                                              INCOME                       STRATEGY                    STRATEGY
                                       ------------------------     ------------------------     ------------------------
                                                 2004                        2004                          2004
                                       ------------------------     ------------------------     ------------------------
Units, beginning of period                                    0                            0                            0
Units issued                                             47,406                    1,685,857                      639,407
Units redeemed                                           (4,317)                     (59,815)                     (70,588)
                                       ------------------------     ------------------------    -------------------------

Units, end of period                                     43,089                    1,626,042                      568,819
                                       ========================     ========================    =========================

Unit value                             $13.012018 TO $13.043798     $13.446193 TO $13.479028     $13.222909 TO $13.255194

Net assets, end of period              $                561,541                   21,899,357     $              7,534,533

Investment income ratio*                                   0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% TO 2.05%               1.40% TO 2.05%

Total return, lowest to highest***                4.10% TO 4.35%               7.57% TO 7.83%               5.78% TO 6.04%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     SCUDDER TEMPLETON FOREIGN     SCUDDER MERCURY LARGE
                                       SCUDDER GROWTH STRATEGY                 VALUE                      CAP CORE
                                       ------------------------      -------------------------     ------------------------
                                                 2004                          2004                          2004
                                       ------------------------      -------------------------     ------------------------
Units, beginning of period                                    0                              0                            0
Units issued                                          2,443,587                          8,180                       35,491
Units redeemed                                          (72,894)                           (17)                         (11)
                                       ------------------------      -------------------------     ------------------------

Units, end of period                                  2,370,693                          8,163                       35,480
                                       ========================      =========================     ========================

Unit value                             $13.681896 TO $13.715293       $13.166022 TO $13.176792     $12.954025 TO $12.964633

Net assets, end of period              $             32,486,002       $                107,556     $                459,773

Investment income ratio*                                   0.00%                          0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%                 1.40% TO 2.05%               1.40% TO 2.05%

Total return, lowest to highest***                9.46% TO 9.72%                 5.33% TO 5.41%               3.63% TO 3.72%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                ALGER AMERICAN BALANCED TRUST B
                                       ----------------------------------------------------------------------------------
                                                   2004                        2003                        2002
                                       ------------------------     ------------------------     ------------------------
Units, beginning of period                            1,660,648                       37,852                            0
Units issued                                            723,099                    1,722,857                       37,865
Units redeemed                                         (234,452)                    (100,061)                         (13)
                                       ------------------------     ------------------------     ------------------------

Units, end of period                                  2,149,295                    1,660,648                       37,852
                                       ========================     ========================     ========================

Unit value                             $14.143465 TO $15.414901     $13.845925 to $14.992568     $12.790498 to $12.805399

Net assets, end of period              $             32,990,785     $             24,827,104     $                484,514

Investment income ratio*                                   1.41%                        1.79%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%               1.40% to 1.90%

Total return, lowest to highest***                2.15% TO 2.82%             10.77% to 17.08%               2.32% to 2.44%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          ALGER AMERICAN LEVERAGED ALL CAP TRUST B
                                       -----------------------------------------------------------------------------------
                                                 2004                          2003                           2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                              350,820                       19,679                             0
Units issued                                            214,992                      364,953                        19,679
Units redeemed                                          (55,254)                     (33,812)                            0
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                    510,558                      350,820                        19,679
                                       ========================     ========================      ========================

Unit value                             $15.491503 TO $17.795122     $14.654864 to $16.724725      $12.620485 to $12.635201

Net assets, end of period              $              9,040,162     $              5,846,652      $                248,601

Investment income ratio*                                   0.00%                        0.00%                         0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***                5.71% TO 6.40%             17.24% to 32.37%                0.96% to 1.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             CREDIT SUISSE EMERGING MARKETS TRUST B
                                       -----------------------------------------------------------------------------------
                                                 2004                          2003                         2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                              280,710                        6,740                             0
Units issued                                            214,319                      290,075                         6,767
Units redeemed                                          (41,952)                     (16,105)                          (27)
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                    453,077                      280,710                         6,740
                                       ========================     ========================      ========================

Unit value                             $21.712365 TO $23.163871     $17.740227 to $18.803321      $13.330249 to $13.345774

Net assets, end of period              $             10,438,194     $              5,263,811      $                 89,915

Investment income ratio*                                   0.33%                        0.00%                         0.33%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***              22.39% TO 23.19%             40.19% to 42.11%                6.64% to 6.77%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       CREDIT SUISSE GLOBAL POST VENTURE CAPITAL TRUST B
                                       -----------------------------------------------------------------------------------
                                                 2004                          2003                         2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                               61,168                        2,073                             0
Units issued                                             58,135                       62,178                         2,102
Units redeemed                                          (22,019)                      (3,083)                          (29)
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                     97,284                       61,168                         2,073
                                       ========================     ========================      ========================

Unit value                             $19.899042 TO $22.973662     $17.215287 to $19.746145      $13.545468 to $13.561223

Net assets, end of period              $              2,214,083     $              1,194,436      $                 28,096

Investment income ratio*                                   0.00%                        0.00%                         0.00%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***              15.59% TO 16.35%             37.72% to 45.61%                8.36% to 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             DREYFUS SOCIALLY RESPONSIBLE GROWTH TRUST B
                                       -----------------------------------------------------------------------------------
                                                 2004                          2003                         2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                              107,531                        6,758                             0
Units issued                                             28,040                      104,818                         6,758
Units redeemed                                          (10,902)                      (4,045)                            0
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                    124,669                      107,531                         6,758
                                       ========================     ========================      ========================

Unit value                             $15.237283 TO $17.836947     $14.681750 to $17.074978      $13.753582 to $13.769592

Net assets, end of period              $              2,209,912     $              1,829,240      $                 93,034

Investment income ratio*                                   0.16%                        0.00%                         0.04%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***                3.78% TO 4.46%             17.45% to 24.01%              10.03% to 10.16%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               DREYFUS IP MIDCAP STOCK TRUST B
                                       -----------------------------------------------------------------------------------
                                                  2004                         2003                         2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                            1,298,032                       52,181                             0
Units issued                                            694,817                    1,304,972                        52,195
Units redeemed                                         (117,298)                     (59,121)                          (14)
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                  1,875,551                    1,298,032                        52,181
                                       ========================     ========================      ========================

Unit value                             $17.226952 TO $20.221116     $15.394109 to $17.952346      $13.830261 to $13.846357

Net assets, end of period              $             37,675,382     $             23,164,657      $                722,337

Investment income ratio*                                   0.21%                        0.35%                         0.52%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***              11.91% TO 12.64%             23.15% to 29.65%              10.64% to 10.77%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INVESCO UTILITIES TRUST B
                                       -----------------------------------------------------------------------------------
                                                 2004                          2003                          2002
                                       ------------------------     ------------------------      ------------------------
Units, beginning of period                              201,095                        8,265                             0
Units issued                                             76,255                      205,159                         8,326
Units redeemed                                          (38,220)                     (12,329)                          (61)
                                       ------------------------     ------------------------      ------------------------

Units, end of period                                    239,130                      201,095                         8,265
                                       ========================     ========================      ========================

Unit value                             $17.457981 TO $19.416214     $14.422808 to $15.936457      $13.741494 to $13.757466

Net assets, end of period              $              4,608,091     $              3,186,787      $                113,677

Investment income ratio*                                   2.37%                        2.40%                         1.66%

Expense ratio, lowest to highest**                1.40% TO 2.05%               1.40% to 2.05%                1.40% to 1.90%

Total return, lowest to highest***              21.04% TO 21.84%             15.26% to 15.84%               9.93% to 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  BASIC VALUE FOCUS TRUST A
                             -----------------------------------------------------------------------------------------------------
                                       2004                       2003                     2002                      2001
                             ------------------------  ------------------------  -----------------------  ------------------------
Units, beginning of period                  1,882,328                 2,182,671                2,399,210                 1,796,604
Units issued                                   31,369                    40,419                  210,089                   876,414
Units redeemed                               (255,578)                 (340,762)                (426,628)                 (273,808)
                             ------------------------  ------------------------  -----------------------  ------------------------

Units, end of period                        1,658,119                 1,882,328                2,182,671                 2,399,210
                             ========================  ========================  =======================  ========================

Unit value                   $13.972858 TO $26.842434  $12.824848 to $24.538470  $9.813837 to $18.702483  $12.170082 to $23.100090

Net assets, end of period    $             36,879,884  $             38,154,407  $            33,520,594  $             46,017,149

Investment income ratio*                         0.93%                     0.96%                    0.82%                     0.94%

Expense ratio, lowest to
highest**                               1.40% TO 1.90%            1.40% to 1.90%           1.40% to 1.90%            1.40% to 1.80%

Total return, lowest to
highest***                              8.84% TO 9.39%          30.55% to 31.20%     (19.44%) to (19.04%)          (2.64%) to 2.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SMALL CAP VALUE FOCUS TRUST A
                           -----------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                      2001
                           ------------------------  ------------------------  -----------------------  ------------------------
Units, beginning of period                  598,688                   763,759                  931,674                   395,994
Units issued                                 22,198                    12,641                  128,495                   704,306
Units redeemed                              (92,555)                 (177,712)                (296,410)                 (168,626)
                           ------------------------- ------------------------  -----------------------  ------------------------

Units, end of period                        528,331                   598,688                  763,759                   931,674
                           ========================  ========================  =======================  ========================

Unit value                 $15.616999 TO $58.169107  $13.865460 to $51.386913  $9.907923 to $36.537044  $13.273185 to $48.661734

Net assets, end of period  $             18,357,031  $             18,310,540  $            16,174,763  $             25,709,704

Investment income ratio*                       0.00%                     0.00%                    0.37%                     0.20%

Expense ratio, lowest to
highest**                             1.40% TO 1.90%            1.40% to 1.90%           1.40% to 1.90%            1.40% to 1.80%

Total return, lowest to
highest***                          12.63% TO 13.20%          39.94% to 40.64%     (25.29%) to (24.92%)           6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          GLOBAL ALLOCATION TRUST B
                                         ------------------------------------------------------
                                                   2004                           2003
                                         ------------------------       -----------------------
Units, beginning of period                                176,045                             0
Units issued                                                8,196                       178,734
Units redeemed                                            (34,903)                       (2,689)
                                         ------------------------       -----------------------

Units, end of period                                      149,338                       176,045
                                         ========================       =======================

Unit value                               $10.896772 TO $19.257165       $9.676396 to $17.151964

Net assets, end of period                $              1,718,595       $             1,798,198

Investment income ratio*                                     2.68%                         2.67%

Expense ratio, lowest to highest**                  1.40% TO 1.90%                1.40% to 1.90%

Total return, lowest to highest***                12.05% TO 12.61%                7.90% to 7.96%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

                     Guide to Name Changes and Successions:

                                                                   NAME CHANGES
  DATE OF CHANGE                        OLD NAME                                             NEW NAME
------------------   ----------------------------------------------  ---------------------------------------------------------
October 1, 1997      NASL Variable Account                           The Manufacturers Life Insurance Company of North America
                                                                     Separate Account A
October 1, 1997      North American Security Life Insurance          The Manufacturers Life Insurance Company of North America
                     Company
November 1, 1997     NAWL Holding Co., Inc.                          Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                     Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account H                     Separate Account H
January 1, 2005      The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)


On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a) Financial Statements


      (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH



      (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH


      (b) Exhibits

      (1)   (i)   Form of Resolution of the Board of Directors of North American
                  Security Life Insurance Company (U.S.A.) establishing The
                  Manufacturers Life Insurance Company Separate Account H -
                  Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement filed January
                  2, 2002 (the "Pre-effective Amendment").

      (2) Agreements for custody of securities and similar investments - Not Applicable.

      (3)   (i)   Form of Underwriting Agreement between North American Security
                  Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

            (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

            (iii) Form of Amendment to Promotional Agent Agreement -
                  Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

            (iv) Form of broker-dealer Agreement - Incorporated by reference to the Exhibit (b)(3)(iv) to initial registration statement on Form N-4, file number 333-70850, filed October 3, 2001 (the "Initial Registration Statement").

      (4)   (i)   Specimen Flexible Purchase Payment Individual Deferred
                  Combination Fixed and Variable Annuity Contract,
                  Non-Participating - Previously filed as Exhibit (b)(4) (i) to the initial registration statement on Form N-4 (file no.
                  333-59168) filed April 18, 2001.

      (5)   (i)   Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

            (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

      (6)   (i)   Restated Articles of Redomestication of The Manufacturers Life
                  Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

            (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

            (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) -
                  Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

      (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

            (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

            (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

            (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

            (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                  i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                        Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                        Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                        Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August

                  15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                  with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. . Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47)
                  with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

            (xi) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

      (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

            (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

            (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

            (iii) Amendment to Remote Service Agreement dated March 1999 between
                  Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

            (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)
                  (8) (iv) to the Initial Registration Statement.

      (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.


      (10) Written consent of Ernst & Young LLP, independent auditors - FILED HEREWITH


      (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

      (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

      (13)  Schedules of computation,-- Incorporated by reference to Exhibit
            (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

      (14)  Financial Data Schedule - Not Applicable.

      (15)  Powers of Attorney

            (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

            (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (15)(ii) to the Initial Registration Statement.

            (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by
                  reference to Exhibit (15)(ii) to the Initial Registration Statement

            (iv) Power of Attorney (Steve Mannik) - Incorporated by reference to Exhibit 15(iv) to Post Effective Amendment No. 1 to a registration statement filed on Form N-4 (file no. 333-70728)

            (v) Power of Attorney - Alison Alden - Incorporated by reference to Exhibit 15(v) to Post Effective Amendment No. 5 to a registration statement filed on Form N-4 (file no. 333-70728)


            (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Incorporated by reference to Exhibit 15(vi) to a registration statement filed on Form N-4 (file no. 333-70850)


Item 25. Directors and Officers of the Depositor.



Directors               Positions with the Depositor
Allison Alden           Director, Executive Vice President - Human Resources & Communications
James R. Boyle          Director, President - U.S. Individual Wealth Management
Robert Cook             Director, President - U.S. Insurance
John D. DesPrez III     Director, Chairman, President
James P. O'Malley       Director, President - U.S. Group Pensions
Rex Schlaybaugh Jr.     Director
Diana Scott             Director, Executive Vice President, Chief Administrative Officer
John R. Ostler          Director
Warren Thomson          Director, Executive Vice President - Investments
Officers
Steven Mannik           President - Reinsurance
Donald A. Guloien       Senior Executive Vice President, Chief Investments Officer
Marc Costantini         Executive Vice President, Chief Financial Officer
James D. Gallagher      Executive Vice President, Secretary and General Counsel
Peter G. Copestake      Senior Vice President, Treasurer
Patrick S. Gill         Senior Vice President, Controller
Norman Light            Senior Vice President, CFO - Investments
Philip Clarkson         Vice President - Taxation
Brian Collins           Vice President - Taxation
Emanuel Alves           Assistant Secretary
Elizabeth A. Clark      Assistant Secretary
Grace O'Connell         Assistant Secretary
John H. Durfey          Assistant Secretary
Kwong Yiu               Assistant Secretary



*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST




                                                           LEGAL                 JURISDICTION OF
                  AFFILIATE                                 ID     % OF EQUITY    INCORPORATION
-------------------------------------------------------   ------   -----------   ----------------
MANULIFE FINANCIAL CORPORATION                               2           100         CANADA
  John Hancock Financial Services, Inc.                      3           100         Delaware
  The Manufacturers Life Insurance Company                   1           100         Canada
     Manulife Bank of Canada                                58           100         Canada
     Manulife Financial Services Inc.                      199           100         Canada
     Manulife Securities International Ltd.                 79           100         Canada
     Enterprise Capital Management Inc.                                   20         Ontario
     Cantay Holdings Inc.                                   51           100         Ontario
     FNA Financial Inc.                                    115           100         Canada
       Elliot & Page Limited                               116           100         Ontario
     NAL Resources Limited                                 117           100         Alberta
     3550435 Canada Inc.                                   107           100         Canada
       MFC Insurance Company Limited                       106           100         Canada
       FCM Holdings Inc.                                   104           100         Philippines
     Manulife Canada Ltd.                                  157           100         Canada
     1293319 Ontario Inc.                                  170           100         Ontario
     3426505 Canada Inc.                                   161           100         Canada
     Canaccord Capital Inc.                                            13.07     British Columbia
     Manulife International Capital Corporation Limited    135           100         Ontario
       Golf Town Canada Inc.                                           43.43         Canada
       Regional Power Inc.                                 136            80         Canada
       Avotus Corp.                                                    10.36         Canada
     First North American Insurance Company                111           100         Canada
     JLOC Holding Company                                                 30      Cayman Islands
     Opportunity Finance Company                                          30      Cayman Islands
     Resolute Energy Inc.                                               11.5         Alberta
     SEAMARK Asset Management Ltd.                         118         35.01         Canada
     NAL Resources Management Limited                      120           100         Canada
       1050906 Alberta Ltd.                                127           100         Alberta
     PK Liquidating Company II, LLC                                       18         Delaware
     Intrepid Energy Corp.                                                19         Alberta
     Manulife Data Services Inc.                            81           100         Barbados
     Micro Optics Design Corporation                                   17.69         Nevada
     Innova LifeSciences Corporation                                   15.79         Ontario
     2015401 Ontario Inc.                                  140           100         Ontario
     2015500 Ontario Inc.                                  154           100         Ontario
     MFC Global Investment Management (U.S.A.) Limited     156           100         Canada
     Cavalier Cable, Inc.(2)                                              78         Delaware
     2024385 Ontario Inc.                                  153           100         Ontario
     6212344 Canada Limited                                272           100         Canada
     NALC Holdings Inc.(3)                                 103            50         Ontario
     Manulife Holdings (Alberta) Limited                   201           100         Alberta

                                                         LEGAL                   JURISDICTION OF
                  AFFILIATE                               ID       % OF EQUITY    INCORPORATION
----------------------------------------------------   ---------   -----------   ----------------
  Manulife Holdings (Delaware) LLC                        205           100         Delaware
    The Manufacturers Investment Corporation               87           100         Michigan
      Manulife Reinsurance Limited                         67           100         Bermuda
        Manulife Reinsurance (Bermuda) Limited            203           100         Bermuda
      The Manufacturers Life Insurance Company             19           100         Michigan
(U.S.A.)
        Manulife Service Corporation                        7           100         Colorado
        Manulife Financial Securities LLC                   5           100         Delaware
        Manufacturers Securities Services, LLC(4)          97            60         Delaware
        The Manufacturers Life Insurance Company of        94           100         New York
 New York
        The Manufacturers Life Insurance Company of        17           100         Michigan
 America
        Aegis Analytical Corporation                                  15.41         Delaware
        Manulife Property Management of Washington,                     100         Wash., D.C.
D.C., Inc.
        ESLS Investment Limited, LLC                                     25         Ohio
        Polymerix Corporation                                          11.4         Delaware
        Ennal, Inc.                                       124           100         Delaware
        Avon Long Term Care Leaders LLC                   158           100         Delaware
        Ironside Venture Partners I LLC                   196           100         Delaware
           NewRiver Investor Communications Inc.                      11.29         Delaware
        Ironside Venture Partners II LLC                  197           100         Delaware
        Flex Holding, LLC                                              27.7         Delaware
           Flex Leasing I, LLC                                        99.99         Delaware
        Manulife Leasing Co., LLC                         150            80         Delaware
        Dover Leasing Investments, LLC                                   99         Delaware
MFC Global Fund Management (Europe) Limited                64           100         England
  MFC Global Investment Management (Europe)                             100         England
Limited
WT (SW) Properties Ltd.                                    82           100         England
Manulife Europe Ruckversicherungs-Aktiengesellschaft      138           100         Germany
Manulife International Holdings Limited                   152           100         Bermuda
  Manulife Provident Funds Trust Company Limited          163           100         Hong Kong
  Manulife Asset Management (Asia) Limited                 78           100         Barbados
    Manulife Asset Management (Hong Kong) Limited                       100         Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                141            85         Indonesia
      P.T. Buanadaya Sarana Informatika(5)                               96         Indonesia
  Manulife (International) Limited                         28           100         Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.              43            51         China
Manulife (Vietnam) Limited                                188           100         Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.       164           100         Philippines
  FCM Plans, Inc.                                         155           100         Philippines
  Manulife Financial Plans, Inc.                          187           100         Philippines
P.T. Asuransi Jiwa Manulife Indonesia                      42            71         Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA         75           100         Indonesia
             P.T. ASURANSI JIWA MANULIFE PRIMA(6)                      90.4         Indonesia
             P.T. ASURANSI JIWA MANULIFE INTI(7)                       95.9         Indonesia
Manulife (Singapore) Pte. Ltd.                             14           100         Singapore
Manulife Holdings (Bermuda) Limited                       147           100         Bermuda

  Manulife Management Services Ltd.                       191           100         Barbados
  Manufacturers P&C Limited                                36           100         Barbados

                                                           LEGAL                   JURISDICTION OF
                  AFFILIATE                                 ID       % OF EQUITY    INCORPORATION
------------------------------------------------------   ---------   -----------   ----------------
 Manulife European Holdings 2003 (Alberta) Limited          202         100            Alberta
   Manulife European Holdings (Bermuda) Limited             270         100            Bermuda
     Manulife European Investments (Luxembourg)             271         100            Luxembourg
 S.a.r.l.
       Manulife Hungary Holdings Limited(8).                149          99            Hungary
 MLI Resources Inc.                                         193         100            Alberta
   Manulife Life Insurance Company(9)                       180          35            Japan
     MFC Global Investment Management (Japan)               208         100            Japan
 Limited
   Manulife Century Investments (Bermuda) Limited           172         100            Bermuda
     Manulife Century Investments (Luxembourg) S.A.         173         100            Luxembourg
       Manulife Century Investments (Netherlands) B.V.      174         100            Netherlands
         Manulife Premium Collection Co., Ltd.(10).         178          57            Japan
         Y.K. Manulife Properties Japan                     142         100            Japan
         Manulife Century Holdings (Netherlands) B.V.       195         100            Netherlands

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3) 50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.


      As of MARCH 31, 2005, there were 50,650 qualified contracts and 34,676 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.


      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.


      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                      NAME OF INVESTMENT COMPANY                     CAPACITY IN WHICH ACTING
-------------------------------------------------------------------  ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account(H)      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account(A)      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account(N)      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account(I)      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account(L)      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account(M)      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account(A)   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account(B)   Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

            Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

            *Principal business office is 601 Congress Street, Boston, MA 02210

            **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

            ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

      (c)   None.

Item 30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    President

                                   SIGNATURES


      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 29th day of April, 2005.



/s/ John D. DesPrez III                    Director Chairman and President
--------------------------
John D. DesPrez  III                       (Principal Executive Officer)

/s/ Marc Costantini                        Executive Vice President and CFO
--------------------------
Marc Costantini                            (Principal Financial Officer)

*                                          Director, Executive Vice President
--------------------------                 Human Resources and Communications
Alison Alden

*                                          Director, President - U.S. Individual
--------------------------                 Wealth Management
James R. Boyle

*                                          Director, President - U.S. Insurance
--------------------------
Robert A. Cook

*                                          Director, President - U.S. Group
--------------------------                 Pensions
James O'Malley

*                                          Director
--------------------------
John R. Ostler

*                                          Director
--------------------------
Rex Schlaybaugh, Jr.

*                                          Director, Executive Vice President,
--------------------------                 Chief Administrative Officer
Diana Scott

*                                          Director, Executive Vice President -
--------------------------                 Investments
Warren Thomson

/s/ James D. Gallagher
----------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.                            DESCRIPTION
   --------                            -----------
24(b)(10)       Written consent of Ernst & Young